                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811- 21261

                                 Rydex ETF Trust
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
               (Address of principal executive offices) (Zip code)

                                 Richard Goldman
                                 Rydex ETF Trust
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100

                    Date of fiscal year end: October 31, 2010

                   Date of reporting period: October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                                OCTOBER 31, 2010

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                      RYDEX S&P EQUAL WEIGHT ETF
                                                        RYDEX RUSSELL TOP 50 ETF

                                                                     RYDEX | SGI
                                                   SECURITY GLOBAL INVESTORS(SM)

                                                              [RYDEXSHARES LOGO]

                                                               ANNUAL REPORT   1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS...............................................    2

FEES AND EXPENSES........................................................    4

PREMIUM AND DISCOUNT INFORMATION.........................................    5

MANAGER'S ANALYSIS.......................................................    6

SCHEDULES OF INVESTMENTS.................................................   10

STATEMENTS OF ASSETS AND LIABILITIES.....................................   18

STATEMENTS OF OPERATIONS.................................................   19

STATEMENTS OF CHANGES IN NET ASSETS......................................   20

FINANCIAL HIGHLIGHTS.....................................................   21

NOTES TO FINANCIAL STATEMENTS............................................   23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................   29

SUPPLEMENTAL INFORMATION.................................................   30

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   31

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

More than a full year into the recovery that officially began in mid-2009, the U.S. economy has been growing, but unevenly. Corporate profits, consumer spending and some manufacturing measures have been rising or holding steady, while the employment and housing markets have remained stagnant. A soft patch occurred in mid-2010, when a debt crisis struck Greece, and the potential for a double-dip U.S. recession loomed. While slipping back into recession appears less likely, the U.S. economy has yet to create much in the way of jobs or wean itself off government involvement in everything from cars to banks to housing. Still, by the year ended October 2010, investors looked at an economy where stocks were the highest in two years, growth had persisted for five straight quarters and inflation was virtually flat.

Trying to stimulate economic growth, but unable to lower interest rates below their current levels of near zero, the Federal Reserve would like to avoid the specter of deflation and so has resorted to the controversial practice of printing money to buy government bonds, otherwise known as quantitative easing. Proponents hope it will produce more than modest support for the economy, while driving long-term interest rates even lower, thus encouraging businesses and individuals to borrow. Critics contend that it could push down the dollar's value, triggering commodity price rises, and set the stage for inflation above the Fed's generally accepted range of about 2%. Markets reacted positively to the prospect of this new bout of bond buying by the Fed, as stock prices grew about 13% from Labor Day until Halloween, compared with about a 1% rise for corporate bonds. Other analysts attributed the rally to the shift in the political alignment in Washington based on the mid-term elections, which is expected to slow down or even reverse recent overhauls of health care and financial regulation, as well as more prominently address ways to reduce public debt.

2011 OUTLOOK
As the impact wanes from recent catalysts such as Congressional realignment, quantitative easing and positive earnings and economic reports, markets are apt to wake up to the reality of a continuing sluggish economy and political stalemate in Washington. Some analysts are expecting an easing of monetary policy globally, as the world responds to a weaker dollar and looser U.S. financial conditions. Many are maintaining neutral allocations across major asset classes, with an emphasis on growth outside the U.S. market, particularly in emerging markets. Favored areas include commodities and growth stocks paying a dividend. Equities are expected to offer the highest risk premia in the coming months, and corporate paper is favored over government securities as the era of extraordinary returns in credit may be coming to an end.

RYDEX|SGI ETFS
ETFs have continued to enjoy popularity in the current uncertain market environment, and not just because of their well-known benefits of transparency, convenience and low cost. ETFs incorporate some of the most innovative product development and fastest asset growth in the financial industry. There was a 27% increase in assets under management in ETFs over the 12 month period ended September 30, 2010, according to the Investment Company Institute. As of October 2010, there were about 1,000 exchange traded funds with about $900 billion in assets in the U.S. and more than $1 trillion globally.

At Rydex|SGI, assets under management increased by 7% during the past 12 months, and the firm closed 12 leveraged or inverse ETFs as it rationalized its product line-up. Today, the firm offers 28 exchange traded products, including currency funds, two leveraged or inverse products, nine sector funds, six pure style funds, a mega cap fund and an equal weight S&P 500 Index* fund, our best-known ETF.

GUGGENHEIM PARTNERS
As you may know, Security Global Investors' (SGI) parent firm, Security Benefit Corporation (Security Benefit), was acquired this year by a group of investors led by Guggenheim Partners. Guggenheim Partners is a diversified financial services firm with $100 billion in assets under supervision and a well-known name in the investment-management industry. We look forward to a long and productive relationship with Guggenheim Partners, as we do with you, our shareholders, and thank you for the trust you place in us.

Sincerely,

/s/ Michael Byrum
Michael Byrum
President and Chief Investment Officer

                                                               ANNUAL REPORT   3






--------------------------------------------------------------------------------

* The S&P Equal Weight Index is an unmanaged equal-weighted version of the S&P 500 Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks, chosen by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P") on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock's weight is proportionate to its market value, each stock in the S&P Equal Weight Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index. As of December 31, 2009, the S&P 500 Equal Weight Index included companies with a capitalization range of $1.1 billion to $323.8 billion.

FOR MORE COMPLETE INFORMATION REGARDING RYDEXSHARES, CALL 800.820.0888 FOR A PROSPECTUS AND A SUMMARY PROSPECTUS (IF AVAILABLE). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF A FUND BEFORE INVESTING. THE FUND'S PROSPECTUS AND ITS SUMMARY PROSPECTUS (IF AVAILABLE) CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. PLEASE READ THE PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ETFS MAY NOT BE SUITABLE FOR ALL INVESTORS. - Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. - ETF Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of an ETF's holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Tracking error risk may cause the Fund's performance to be less than you expect. - Each ETF discussed is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex|SGI and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

THE FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for Rydex Advisors, LLC and Rydex Advisors II, LLC. Security Global Investors and RDL are affiliates and subsidiaries of Security Benefit, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

4




FEES AND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2010 and held for the six months ended October 31, 2010.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/10    10/31/10   4/30/10 TO 10/31/10
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P Equal Weight ETF.................    0.40%   $1,000.00   $1,012.20          $2.03
  Rydex Russell Top 50 ETF...................    0.20%   $1,000.00   $  990.30          $1.00
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P Equal Weight ETF.................    0.40%   $1,000.00   $1,023.19          $2.04
  Rydex Russell Top 50 ETF...................    0.20%   $1,000.00   $1,024.20          $1.02



--------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

                                                               ANNUAL REPORT   5





PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                    NUMBER OF DAYS
                                                               -----------------------
                                                                    RYDEX        RYDEX
                                                                S&P EQUAL      RUSSELL
PREMIUM/DISCOUNT RANGE                                         WEIGHT ETF   TOP 50 ETF
----------------------                                         ----------   ----------
Greater Than 8%..............................................        1            0
Between 3.01% and 8%.........................................        0            0
Between 1.01% and 3%.........................................        3            3
Between .51% and 1%..........................................        7            7
Between .26% and .5%.........................................       27           23
Between 0% and .25%..........................................      897          749
Between -0.01% and -0.25%....................................      835          737
Between -0.26% and -0.5%.....................................       26           26
Between -0.51% and -1%.......................................        8            7
Between -1.01% and -3%.......................................        3            2
Between -3.01% and -8%.......................................        0            0
Less Than -8%................................................        0            0
                                                                  ----         ----
Total........................................................     1807         1554
                                                                  ----         ----




                                                                      PERCENTAGE
                                                                    OF TOTAL DAYS
                                                               -----------------------
                                                                    RYDEX        RYDEX
                                                                S&P EQUAL      RUSSELL
PREMIUM/DISCOUNT RANGE                                         WEIGHT ETF   TOP 50 ETF
----------------------                                         ----------   ----------
Greater Than 8%..............................................      0.06%        0.00%
Between 3.01% and 8%.........................................      0.00%        0.00%
Between 1.01% and 3%.........................................      0.17%        0.19%
Between .51% and 1%..........................................      0.39%        0.45%
Between .26% and .5%.........................................      1.49%        1.48%
Between 0% and .25%..........................................     49.63%       48.20%
Between -0.01% and -0.25%....................................     46.21%       47.43%
Between -0.26% and -0.5%.....................................      1.44%        1.67%
Between -0.51% and -1%.......................................      0.44%        0.45%
Between -1.01% and -3%.......................................      0.17%        0.13%
Between -3.01% and -8%.......................................      0.00%        0.00%
Less Than -8%................................................      0.00%        0.00%
                                                                 ------       ------
Total........................................................    100.00%      100.00%
                                                                 ------       ------


6



RYDEX S&P EQUAL WEIGHT ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

Rydex S&P Equal Weight ETF (RSP) returned 23.67% for the one-year period ended October 31, 2010, compared with the benchmark S&P Equal Weight Total Return Index* (24.28%). During the period, RSP achieved over 99% correlation to its benchmark on a daily basis. Consumer discretionary (30.64%) and information technology (28.31%) were the largest contributors to performance.

The S&P Equal Weight Total Return Index handily beat the cap-weighted S&P 500 Total Return Index (16.52%) by over seven percentage points during the past year. Market volatility spiked in mid-2010, but has fallen since. The fund's equal weighting methodology allowed it to purchase stocks that had underperformed and sell stocks that had outperformed between rebalance dates. The outperformance relative to the S&P 500 Total Return Index was mainly caused by the superior performance and heavier weighting of stocks in the financials, consumer discretionary and materials sectors.

* The S&P Equal Weight Index is an unmanaged equal-weighted version of the S&P 500 Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks, chosen by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P") on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock's weight is proportionate to its market value, each stock in the S&P Equal Weight Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index. As of December 31, 2009, the S&P 500 Equal Weight Index included companies with a capitalization range of $1.1 billion to $323.8 billion.

         CUMULATIVE FUND PERFORMANCE: APRIL 24, 2003 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                             RYDEX S&P       S&P EQUAL        S&P 500
                           EQUAL WEIGHT    WEIGHT TOTAL    TOTAL RETURN
                                ETF        RETURN INDEX        INDEX
                           ------------    ------------    ------------
4/24/2003                      10000           10000           10000
4/30/2003                      10114           10114           10063
5/31/2003                      11091           11096           10594
6/30/2003                      11170           11179           10729
7/31/2003                      11457           11468           10918
8/31/2003                      11960           11976           11131
9/30/2003                      11754           11773           11013
10/31/2003                     12575           12605           11636
11/30/2003                     12841           12875           11738
12/31/2003                     13500           13543           12353
1/31/2004                      13821           13872           12580
2/29/2004                      14096           14151           12755
3/31/2004                      13999           14061           12563
4/30/2004                      13643           13707           12365
5/31/2004                      13893           13963           12535
6/30/2004                      14316           14394           12779
7/31/2004                      13684           13761           12356
8/31/2004                      13663           13732           12406
9/30/2004                      14019           14099           12540
10/31/2004                     14348           14437           12732
11/30/2004                     15176           15277           13247
12/31/2004                     15726           15839           13698
1/31/2005                      15254           15367           13364
2/28/2005                      15576           15693           13645
3/31/2005                      15370           15491           13404
4/30/2005                      14897           15012           13149
5/31/2005                      15567           15694           13568
6/30/2005                      15785           15921           13587
7/31/2005                      16577           16728           14092
8/31/2005                      16395           16550           13964
9/30/2005                      16529           16690           14077
10/31/2005                     16112           16272           13842
11/30/2005                     16811           16986           14366
12/31/2005                     16933           17115           14371
1/31/2006                      17620           17821           14751
2/28/2006                      17653           17856           14791
3/31/2006                      17971           18184           14975
4/30/2006                      18155           18377           15176
5/31/2006                      17628           17846           14740
6/30/2006                      17581           17807           14760
7/31/2006                      17320           17546           14851
8/31/2006                      17803           18045           15204
9/30/2006                      18255           18509           15596
10/31/2006                     18918           19192           16104
11/30/2006                     19391           19677           16410
12/31/2006                     19526           19819           16640
1/31/2007                      19979           20291           16892
2/28/2007                      19905           20221           16562
3/31/2007                      20056           20381           16747
4/30/2007                      20919           21265           17489
5/31/2007                      21600           21968           18099
6/30/2007                      21209           21578           17798
7/31/2007                      20247           20603           17246
8/31/2007                      20276           20640           17505
9/30/2007                      20781           21163           18160
10/31/2007                     21043           21437           18448
11/30/2007                     20033           20410           17677
12/31/2007                     19740           20122           17555
1/31/2008                      18872           19233           16502
2/29/2008                      18230           18586           15966
3/31/2008                      18031           18391           15897
4/30/2008                      18970           19359           16671
5/31/2008                      19460           19880           16887
6/30/2008                      17552           17936           15463
7/31/2008                      17459           17850           15333
8/31/2008                      17964           18379           15555
9/30/2008                      16077           16516           14169
10/31/2008                     12680           13037           11789
11/30/2008                     11459           11796           10943
12/31/2008                     11765           12129           11060
1/31/2009                      10834           11171           10128
2/28/2009                       9611            9911            9049
3/31/2009                      10611           10957            9842
4/30/2009                      12556           13006           10784
5/31/2009                      13347           13838           11387
6/30/2009                      13230           13711           11410
7/31/2009                      14444           14985           12273
8/31/2009                      15247           15823           12716
9/30/2009                      16053           16672           13190
10/31/2009                     15494           16096           12945
11/30/2009                     16320           16963           13722
12/31/2009                     17063           17746           13987
1/31/2010                      16523           17186           13484
2/28/2010                      17219           17920           13901
3/31/2010                      18421           19183           14740
4/30/2010                      18928           19723           14973
5/31/2010                      17533           18270           13777
6/30/2010                      16450           17137           13056
7/31/2010                      17641           18390           13971
8/31/2010                      16798           17511           13340
9/30/2010                      18508           19314           14531
10/31/2010                     19163           20003           15083




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                     SINCE INCEPTION
                                                 ONE YEAR   THREE YEAR   FIVE YEAR        (04/24/03)
                                                 --------   ----------   ---------   ---------------
RYDEX S&P EQUAL WEIGHT ETF.....................    23.67%      (3.07)%       3.53%             9.03%
S&P EQUAL WEIGHT TOTAL RETURN INDEX............    24.28%      (2.28)%       4.22%             9.66%
S&P 500 TOTAL RETURN INDEX.....................    16.52%      (6.49)%       1.73%             5.62%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

                                                               ANNUAL REPORT   7




RYDEX S&P EQUAL WEIGHT ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
KING PHARMACEUTICALS, INC.                                                 0.29%
MONSTER WORLDWIDE, INC.                                                    0.27%
CARMAX, INC.                                                               0.25%
NATIONAL-OILWELL VARCO, INC.                                               0.25%
MASSEY ENERGY CO.                                                          0.25%
J.C. PENNEY CO., INC.                                                      0.24%
GOOGLE, INC. -- CLASS A                                                    0.24%
EBAY, INC.                                                                 0.23%
JABIL CIRCUIT, INC.                                                        0.23%
MCGRAW-HILL COS., INC.                                                     0.23%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

CONSUMER DISCRETIONARY                       16.58
----------------------                       -----
Financials                                   15.41
Information Technology                       15.12
Industrials                                  11.90
Health Care                                  10.25
Consumer Staples                              8.03
Energy                                        7.91
Utilities                                     6.84
Materials                                     6.18
Telecommunication Services                    1.78




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

8



RYDEX RUSSELL TOP 50 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

Rydex Russell Top 50(R) ETF (XLG) finished the one-year period ended October 31, 2010, at 10.22% compared with the Russell Top 50(R) Total Return Index* benchmark, which returned 10.44% for the same period. During the period, Rydex Russell Top 50(R) ETF achieved over 99% correlation to its benchmark on a daily basis. Information technology (16%) was the largest contributor to performance, followed by consumer staples (15.97%). The financials sector (-8.92%) was the largest detractor to performance.

The mega-cap Russell Top 50(R) Total Return Index underperformed the S&P 500 Total Return Index (16.52%) by six percentage points during the period. The underperformance was mainly caused by weaker performance of mega-cap financials and industrials stocks relative to similar stocks in the S&P 500. The higher relative weighting of the top- performing information technology and consumer staples sectors in the Russell Top 50(R) Total Return Index helped limit the amount of underperformance relative to the S&P 500.

* The Russell Top 50(R) Index is an unmanaged equal-weighted version comprised of the 50 largest companies in the Russell 3000(R) Index, which is an unmanaged capitalization-weighted index that offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. equity market. As of December 31, 2009, the Russell Top 50(R)Index included companies with a capitalization range of $39 billion to $323.8 billion.

           CUMULATIVE FUND PERFORMANCE: MAY 4, 2005 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                           RYDEX RUSSELL     RUSSELL TOP       S&P 100
                               TOP 50         50 TOTAL      TOTAL RETURN
                                ETF         RETURN INDEX        INDEX
                           -------------    ------------    ------------
5/4/2005                       10000            10000           10000
5/31/2005                      10116            10118           10088
6/30/2005                       9963             9966            9989
7/31/2005                      10184            10189           10263
8/31/2005                      10108            10114           10142
9/30/2005                      10162            10171           10196
10/31/2005                     10036            10043           10027
11/30/2005                     10364            10375           10381
12/31/2005                     10285            10297           10312
1/31/2006                      10424            10439           10482
2/28/2006                      10457            10472           10550
3/31/2006                      10536            10555           10691
4/30/2006                      10667            10689           10856
5/31/2006                      10393            10417           10618
6/30/2006                      10409            10434           10601
7/31/2006                      10676            10706           10782
8/31/2006                      10978            11010           11061
9/30/2006                      11270            11307           11405
10/31/2006                     11659            11702           11795
11/30/2006                     11863            11909           12001
12/31/2006                     12123            12172           12216
1/31/2007                      12214            12266           12350
2/28/2007                      11758            11806           11960
3/31/2007                      11886            11937           12087
4/30/2007                      12436            12503           12673
5/31/2007                      12828            12902           13117
6/30/2007                      12600            12671           12953
7/31/2007                      12346            12415           12650
8/31/2007                      12617            12689           12902
9/30/2007                      13105            13189           13432
10/31/2007                     13287            13374           13635
11/30/2007                     12757            12841           13061
12/31/2007                     12685            12772           12964
1/31/2008                      11894            11972           12178
2/29/2008                      11339            11414           11654
3/31/2008                      11382            11457           11676
4/30/2008                      11875            11958           12212
5/31/2008                      11804            11885           12209
6/30/2008                      10788            10842           11123
7/31/2008                      10834            10893           11199
8/31/2008                      10990            11052           11360
9/30/2008                      10339            10394           10496
10/31/2008                      8913             8958            8964
11/30/2008                      8414             8456            8388
12/31/2008                      8405             8448            8386
1/31/2009                       7576             7612            7618
2/28/2009                       6849             6874            6810
3/31/2009                       7433             7466            7393
4/30/2009                       7932             7970            7970
5/31/2009                       8407             8450            8418
6/30/2009                       8462             8509            8474
7/31/2009                       9029             9083            9093
8/31/2009                       9283             9341            9404
9/30/2009                       9540             9602            9688
10/31/2009                      9479             9542            9583
11/30/2009                     10040            10110           10174
12/31/2009                     10103            10176           10256
1/31/2010                       9718             9788            9890
2/28/2010                       9917             9991           10136
3/31/2010                      10473            10555           10728
4/30/2010                      10550            10634           10850
5/31/2010                       9663             9739            9927
6/30/2010                       9179             9248            9430
7/31/2010                       9782             9859           10110
8/31/2010                       9326             9399            9633
9/30/2010                      10083            10168           10437
10/31/2010                     10448            10538           10827




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                                     SINCE INCEPTION
                                                 ONE YEAR   THREE YEAR   FIVE YEAR        (05/04/05)
                                                 --------   ----------   ---------   ---------------
RYDEX RUSSELL TOP 50 ETF.......................    10.22%      (7.70)%       0.81%            0.80%
RUSSELL TOP 50 TOTAL RETURN INDEX..............    10.44%      (7.63)%       0.97%           (0.24)%
S&P 100 TOTAL RETURN INDEX.....................    12.98%      (7.40)%       1.55%            1.46%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

                                                               ANNUAL REPORT   9




RYDEX RUSSELL TOP 50 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          6.37%
APPLE, INC.                                                                5.15%
MICROSOFT CORP.                                                            3.84%
INTERNATIONAL BUSINESS MACHINES CORP.                                      3.46%
PROCTER & GAMBLE CO.                                                       3.44%
JOHNSON & JOHNSON, INC.                                                    3.30%
GENERAL ELECTRIC CO.                                                       3.22%
AT&T, INC.                                                                 3.17%
CHEVRON CORP.                                                              3.12%
JPMORGAN CHASE & CO.                                                       2.82%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       25.96
Financials                                   14.91
Consumer Staples                             14.76
Energy                                       14.20
Health Care                                  11.58
Industrials                                   7.60
Consumer Discretionary                        6.08
Telecommunication Services                    4.91




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

10



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 2.4%
  Boeing Co.(The)...........     64,866       $4,582,134
  General Dynamics Corp. ...     66,126        4,504,503
  Goodrich Corp. ...........     57,608        4,727,889
  Honeywell International,
     Inc. ..................     92,860        4,374,635
  ITT Corp. ................     89,076        4,203,496
  L-3 Communications
     Holdings, Inc. ........     58,784        4,243,617
  Lockheed Martin Corp. ....     59,174        4,218,514
  Northrop Grumman Corp. ...     70,180        4,436,078
  Precision Castparts
     Corp. .................     32,628        4,456,332
  Raytheon Co. .............     88,750        4,089,600
  Rockwell Collins, Inc. ...     70,086        4,240,904
  United Technologies
     Corp. .................     59,210        4,427,132
                                          --------------
TOTAL AEROSPACE & DEFENSE                     52,504,834
                                          --------------
  AIR FREIGHT & LOGISTICS 0.8%
  C.H. Robinson Worldwide,
     Inc. ..................     59,836        4,217,241
  Expeditors International
     of Washington, Inc. ...     92,274        4,554,645
  FedEx Corp. ..............     49,080        4,305,297
  United Parcel Service,
     Inc. -- Class B........     60,852        4,097,774
                                          --------------
TOTAL AIR FREIGHT & LOGISTICS                 17,174,957
                                          --------------
  AIRLINES 0.2%
  Southwest Airlines Co. ...    339,966        4,677,932
                                          --------------
TOTAL AIRLINES                                 4,677,932
                                          --------------
  AUTO COMPONENTS 0.4%
  Goodyear Tire & Rubber
     Co.(The)*..............    375,592        3,838,550
  Johnson Controls, Inc. ...    139,778        4,909,004
                                          --------------
TOTAL AUTO COMPONENTS                          8,747,554
                                          --------------
  AUTOMOBILES 0.4%
  Ford Motor Co.*...........    326,293        4,610,520
  Harley-Davidson, Inc. ....    142,872        4,383,313
                                          --------------
TOTAL AUTOMOBILES                              8,993,833
                                          --------------
  BEVERAGES 1.4%
  Brown-Forman
     Corp. -- Class B.......     66,718        4,057,121
  Coca-Cola Co.(The)........     70,602        4,329,315
  Coca-Cola Enterprises,
     Inc. ..................    176,470        4,237,045
  Constellation Brands,
     Inc. -- Class A*.......    228,826        4,514,737
  Dr Pepper Snapple Group,
     Inc. ..................    115,322        4,215,019
  Molson Coors Brewing
     Co. -- Class B.........     89,826        4,242,482
  PepsiCo, Inc. ............     60,998        3,983,169
                                          --------------
TOTAL BEVERAGES                               29,578,888
                                          --------------
  BIOTECHNOLOGY 1.2%
  Amgen, Inc.*..............     73,680        4,213,759
  Biogen Idec, Inc.*........     70,402        4,414,909
  Celgene Corp.*............     74,020        4,594,421
  Cephalon, Inc.*...........     65,342        4,341,323
  Genzyme Corp.*............     57,714        4,162,911
  Gilead Sciences, Inc.*....    116,180        4,608,861
                                          --------------
TOTAL BIOTECHNOLOGY                           26,336,184
                                          --------------
  BUILDING PRODUCTS 0.2%
  Masco Corp. ..............    370,805        3,952,781
                                          --------------
TOTAL BUILDING PRODUCTS                        3,952,781
                                          --------------
  CAPITAL MARKETS 2.8%
  Ameriprise Financial,
     Inc. ..................     85,692        4,429,420
  Bank of New York Mellon
     Corp. .................    158,948        3,983,237
  Charles Schwab
     Corp.(The).............    296,942        4,572,907
  E*TRADE Financial Corp.*..    289,997        4,146,957
  Federated Investors,
     Inc. -- Class B........    177,296        4,416,443
  Franklin Resources,
     Inc. ..................     38,124        4,372,823
  Goldman Sachs Group,
     Inc.(The)..............     26,662        4,291,249
  Invesco Ltd. .............    193,278        4,445,394
  Janus Capital Group,
     Inc. ..................    388,061        4,097,924
  Legg Mason, Inc. .........    136,974        4,250,303
  Morgan Stanley............    151,722        3,773,326
  Northern Trust Corp. .....     82,480        4,093,482
  State Street Corp. .......    105,164        4,391,649
  T. Rowe Price Group,
     Inc. ..................     81,825        4,522,468
                                          --------------
TOTAL CAPITAL MARKETS                         59,787,582
                                          --------------
  CHEMICALS 2.8%
  Air Products & Chemicals,
     Inc. ..................     49,610        4,215,362
  Airgas, Inc. .............     60,296        4,276,795
  CF Industries Holdings,
     Inc. ..................     40,722        4,989,667
  Dow Chemical Co.(The).....    153,620        4,736,105
  Du Pont (E.I.) de Nemours
     & Co. .................     93,494        4,420,396
  Eastman Chemical Co. .....     58,464        4,593,516
  Ecolab, Inc. .............     80,978        3,993,835
  FMC Corp. ................     60,892        4,451,205
  International Flavors &
     Fragrances, Inc. ......     84,816        4,254,371
  Monsanto Co. .............     70,974        4,217,275
  PPG Industries, Inc. .....     56,248        4,314,222
  Praxair, Inc. ............     45,622        4,167,113
  Sherwin-Williams
     Co.(The)...............     56,052        4,090,114
  Sigma-Aldrich Corp. ......     68,990        4,375,346
                                          --------------
TOTAL CHEMICALS                               61,095,322
                                          --------------
  COMMERCIAL BANKS 2.6%
  BB&T Corp. ...............    174,500        4,085,045
  Comerica, Inc. ...........    109,322        3,911,541
  Fifth Third Bancorp.......    332,235        4,172,872
  First Horizon National
     Corp.*.................    370,693        3,740,292
  Huntington Bancshares,
     Inc. ..................    689,932        3,911,915
  KeyCorp...................    496,175        4,063,673
  M&T Bank Corp. ...........     46,728        3,492,918
  Marshall & Ilsley Corp. ..    586,313        3,465,110
  PNC Financial Services
     Group, Inc. ...........     74,536        4,017,490
  Regions Financial Corp. ..    584,708        3,683,660
  SunTrust Banks, Inc. .....    157,100        3,930,642
  U.S. Bancorp..............    178,832        4,324,158
  Wells Fargo & Co. ........    155,850        4,064,568
  Zions Bancorp.............    194,318        4,014,610
                                          --------------
TOTAL COMMERCIAL BANKS                        54,878,494
                                          --------------
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Avery Dennison Corp. .....    113,850        4,138,447
  Cintas Corp. .............    147,080        4,040,288
  Iron Mountain, Inc. ......    200,408        4,366,890
  Pitney Bowes, Inc. .......    194,938        4,276,940
  R.R. Donnelley & Sons
     Co. ...................    243,172        4,486,523
  Republic Services, Inc. ..    131,128        3,908,926
  Stericycle, Inc.*.........     58,254        4,179,142
  Waste Management, Inc. ...    117,428        4,194,528
                                          --------------
TOTAL COMMERCIAL SERVICES & SUPPLIES          33,591,684
                                          --------------
  COMMUNICATIONS EQUIPMENT 1.3%
  Cisco Systems, Inc.*......    185,134        4,226,609
  Harris Corp. .............     90,738        4,100,450
  JDS Uniphase Corp.*.......    334,509        3,515,690
  Juniper Networks, Inc.*...    136,438        4,419,227
  Motorola, Inc.*...........    482,815        3,934,942


See Notes to Financial Statements.

                                                               ANNUAL REPORT  11




RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  QUALCOMM, Inc. ...........     96,688       $4,363,530
  Tellabs, Inc. ............    537,187        3,663,615
                                          --------------
TOTAL COMMUNICATIONS EQUIPMENT                28,224,063
                                          --------------
  COMPUTERS & PERIPHERALS 1.8%
  Apple, Inc.*..............     14,680        4,416,772
  Dell, Inc.*...............    326,849        4,700,089
  EMC Corp.*................    197,461        4,148,656
  Hewlett-Packard Co. ......    100,806        4,239,900
  Lexmark International,
     Inc. -- Class A*.......     97,980        3,726,179
  NetApp, Inc.*.............     83,380        4,439,985
  QLogic Corp.*.............    245,188        4,307,953
  SanDisk Corp.*............    103,484        3,888,929
  Western Digital Corp.*....    150,916        4,832,330
                                          --------------
TOTAL COMPUTERS & PERIPHERALS                 38,700,793
                                          --------------
  CONSTRUCTION & ENGINEERING 0.6%
  Fluor Corp. ..............     83,380        4,018,082
  Jacobs Engineering Group,
     Inc.*..................    112,680        4,350,575
  Quanta Services, Inc.*....    228,908        4,500,331
                                          --------------
TOTAL CONSTRUCTION & ENGINEERING              12,868,988
                                          --------------
  CONSTRUCTION MATERIALS 0.2%
  Vulcan Materials Co. .....    109,338        3,991,930
                                          --------------
TOTAL CONSTRUCTION MATERIALS                   3,991,930
                                          --------------
  CONSUMER FINANCE 0.8%
  American Express Co. .....     99,060        4,107,028
  Capital One Financial
     Corp. .................    102,872        3,834,039
  Discover Financial
     Services...............    257,317        4,541,645
  SLM Corp.*................    360,984        4,295,710
                                          --------------
TOTAL CONSUMER FINANCE                        16,778,422
                                          --------------
  CONTAINERS & PACKAGING 1.0%
  Ball Corp. ...............     67,984        4,375,450
  Bemis Co., Inc. ..........    131,378        4,172,565
  Owens-Illinois, Inc.*.....    140,274        3,931,880
  Pactiv Corp.*.............    124,988        4,147,102
  Sealed Air Corp. .........    183,364        4,244,877
                                          --------------
TOTAL CONTAINERS & PACKAGING                  20,871,874
                                          --------------
  DISTRIBUTORS 0.2%
  Genuine Parts Co. ........     93,700        4,484,482
                                          --------------
TOTAL DISTRIBUTORS                             4,484,482
                                          --------------
  DIVERSIFIED CONSUMER SERVICES 0.5%
  Apollo Group,
     Inc. -- Class A*.......     83,884        3,143,972
  DeVry, Inc. ..............     93,608        4,480,079
  H&R Block, Inc. ..........    312,994        3,690,199
                                          --------------
TOTAL DIVERSIFIED CONSUMER SERVICES           11,314,250
                                          --------------
  DIVERSIFIED FINANCIAL SERVICES 1.7%
  Bank of America Corp. ....    299,795        3,429,655
  Citigroup, Inc.*..........  1,022,992        4,265,877
  CME Group, Inc. ..........     15,176        4,395,728
  IntercontinentalExchange,
     Inc.*..................     38,280        4,397,224
  JPMorgan Chase & Co. .....     99,204        3,733,046
  Leucadia National Corp.*..    172,326        4,380,527
  Moody's Corp. ............    163,326        4,419,602
  Nasdaq OMX Group (The)*...    209,714        4,408,188
  NYSE Euronext.............    136,224        4,173,903
                                          --------------
TOTAL DIVERSIFIED FINANCIAL SERVICES          37,603,750
                                          --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
  AT&T, Inc. ...............    144,412        4,115,742
  CenturyTel, Inc. .........    106,512        4,407,467
  Frontier Communications
     Corp. .................    514,947        4,521,235
  Qwest Communications
     International, Inc. ...    669,339        4,417,637
  Verizon Communications,
     Inc. ..................    129,156        4,193,695
  Windstream Corp. .........    329,415        4,170,394
                                          --------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    25,826,170
                                          --------------
  ELECTRIC UTILITIES 2.7%
  Allegheny Energy, Inc. ...    178,316        4,136,931
  American Electric Power
     Co., Inc. .............    112,836        4,224,580
  Duke Energy Corp. ........    231,133        4,208,932
  Edison International......    120,082        4,431,026
  Entergy Corp. ............     52,284        3,896,726
  Exelon Corp. .............     96,318        3,931,701
  FirstEnergy Corp. ........    112,014        4,068,348
  NextEra Energy, Inc. .....     75,372        4,148,475
  Northeast Utilities.......    138,772        4,340,788
  Pepco Holdings, Inc. .....    225,484        4,342,822
  Pinnacle West Capital
     Corp. .................    100,298        4,128,266
  PPL Corp. ................    151,550        4,076,695
  Progress Energy, Inc. ....     92,940        4,182,300
  Southern Co. .............    109,702        4,154,415
                                          --------------
TOTAL ELECTRIC UTILITIES                      58,272,005
                                          --------------
  ELECTRICAL EQUIPMENT 0.6%
  Emerson Electric Co. .....     80,216        4,403,858
  Rockwell Automation,
     Inc. ..................     68,304        4,260,121
  Roper Industries, Inc. ...     63,470        4,406,722
                                          --------------
TOTAL ELECTRICAL EQUIPMENT                    13,070,701
                                          --------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.2%
  Agilent Technologies,
     Inc.*..................    135,046        4,699,601
  Amphenol Corp. -- Class
     A......................     86,558        4,339,153
  Corning, Inc. ............    238,434        4,358,573
  FLIR Systems, Inc.*.......    149,242        4,154,897
  Jabil Circuit, Inc. ......    328,604        5,040,785
  Molex, Inc. ..............    208,816        4,238,965
                                          --------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                26,831,974
                                          --------------
  ENERGY EQUIPMENT & SERVICES 2.2%
  Baker Hughes, Inc. .......    101,824        4,717,506
  Cameron International
     Corp.*.................    103,780        4,540,375
  Diamond Offshore Drilling,
     Inc. ..................     65,992        4,366,031
  FMC Technologies, Inc.*...     61,884        4,461,836
  Halliburton Co. ..........    130,994        4,173,469
  Helmerich & Payne, Inc. ..    105,418        4,509,782
  Nabors Industries, Ltd.*..    239,698        5,009,688
  National-Oilwell Varco,
     Inc. ..................     99,190        5,332,454
  Rowan Cos., Inc.*.........    137,200        4,513,880
  Schlumberger, Ltd. .......     69,776        4,876,645
                                          --------------
TOTAL ENERGY EQUIPMENT & SERVICES             46,501,666
                                          --------------
  FOOD & STAPLES RETAILING 1.8%
  Costco Wholesale Corp. ...     66,318        4,162,781
  CVS Caremark Corp. .......    137,624        4,145,235
  Kroger Co.(The)...........    185,590        4,082,980
  Safeway, Inc. ............    199,814        4,575,741
  SUPERVALU, Inc. ..........    362,989        3,916,651
  Sysco Corp. ..............    139,492        4,109,434
  Wal-Mart Stores, Inc. ....     76,388        4,137,938


See Notes to Financial Statements.

12



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Walgreen Co. .............    139,402       $4,722,940
  Whole Foods Market,
     Inc.*..................    111,612        4,436,577
                                          --------------
TOTAL FOOD & STAPLES RETAILING                38,290,277
                                          --------------
  FOOD PRODUCTS 2.9%
  Archer-Daniels-Midland
     Co. ...................    122,428        4,079,301
  Campbell Soup Co. ........    111,804        4,052,895
  ConAgra Foods, Inc. ......    184,048        4,139,240
  Dean Foods Co.*...........    402,621        4,187,258
  General Mills, Inc. ......    110,630        4,153,050
  H.J. Heinz Co. ...........     85,430        4,195,467
  Hershey Co.(The)..........     85,928        4,252,577
  Hormel Foods Corp. .......     91,714        4,211,507
  J.M. Smucker Co.(The).....     66,798        4,293,776
  Kellogg Co. ..............     79,672        4,004,315
  Kraft Foods, Inc. -- Class
     A......................    129,292        4,172,253
  McCormick & Co., Inc. ....     99,096        4,382,025
  Mead Johnson Nutrition
     Co. ...................     72,370        4,256,803
  Sara Lee Corp. ...........    288,364        4,132,256
  Tyson Foods, Inc. -- Class
     A......................    239,573        3,725,360
                                          --------------
TOTAL FOOD PRODUCTS                           62,238,083
                                          --------------
  GAS UTILITIES 0.6%
  EQT Corp. ................    118,112        4,422,113
  Nicor, Inc. ..............     91,904        4,377,388
  Oneok, Inc. ..............     91,854        4,576,166
                                          --------------
TOTAL GAS UTILITIES                           13,375,667
                                          --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.5%
  Baxter International,
     Inc. ..................     90,242        4,593,318
  Becton, Dickinson & Co. ..     55,746        4,209,938
  Boston Scientific Corp.*..    745,191        4,754,319
  C.R. Bard, Inc. ..........     50,452        4,193,570
  CareFusion Corp.*.........    168,006        4,055,665
  Dentsply International,
     Inc. ..................    133,400        4,187,426
  Hospira, Inc.*............     72,854        4,333,356
  Intuitive Surgical,
     Inc.*..................     13,874        3,648,168
  Medtronic, Inc. ..........    120,844        4,254,917
  St Jude Medical, Inc.*....    110,352        4,226,482
  Stryker Corp. ............     83,346        4,124,794
  Varian Medical Systems,
     Inc.*..................     68,760        4,347,007
  Zimmer Holdings, Inc.*....     80,292        3,809,052
                                          --------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        54,738,012
                                          --------------
  HEALTH CARE PROVIDERS & SERVICES 3.2%
  Aetna, Inc. ..............    134,180        4,006,615
  AmerisourceBergen Corp. ..    134,722        4,421,576
  Cardinal Health, Inc. ....    124,682        4,325,219
  CIGNA Corp. ..............    117,230        4,125,324
  Coventry Health Care,
     Inc.*..................    192,758        4,514,392
  DaVita, Inc.*.............     62,744        4,501,882
  Express Scripts, Inc.*....     88,144        4,276,747
  Humana, Inc.*.............     79,002        4,605,027
  Laboratory Corp. of
     America Holdings*......     54,450        4,427,874
  McKesson Corp. ...........     65,072        4,293,450
  Medco Health Solutions,
     Inc.*..................     86,252        4,530,817
  Patterson Cos., Inc. .....    147,158        4,068,919
  Quest Diagnostics, Inc. ..     84,896        4,171,789
  Tenet Healthcare Corp.*...    935,011        4,076,648
  UnitedHealth Group,
     Inc. ..................    118,566        4,274,304
  WellPoint, Inc.*..........     74,282        4,036,484
                                          --------------
TOTAL HEALTH CARE PROVIDERS & SERVICES        68,657,067
                                          --------------
  HEALTH CARE TECHNOLOGY 0.2%
  Cerner Corp.*.............     51,242        4,500,585
                                          --------------
TOTAL HEALTH CARE TECHNOLOGY                   4,500,585
                                          --------------
  HOTELS, RESTAURANTS & LEISURE 2.1%
  Carnival Corp. ...........    114,210        4,930,446
  Darden Restaurants,
     Inc. ..................     90,258        4,125,693
  International Game
     Technology.............    268,900        4,192,151
  Marriott International,
     Inc. -- Class A........    114,936        4,258,379
  McDonald's Corp. .........     54,316        4,224,155
  Starbucks Corp. ..........    157,842        4,495,340
  Starwood Hotels & Resorts
     Worldwide, Inc. .......     79,620        4,310,627
  Wyndham Worldwide Corp. ..    153,244        4,405,765
  Wynn Resorts Ltd. ........     45,140        4,837,654
  Yum! Brands, Inc. ........     88,636        4,392,800
                                          --------------
TOTAL HOTELS, RESTAURANTS & LEISURE           44,173,010
                                          --------------
  HOUSEHOLD DURABLES 1.7%
  D.R. Horton, Inc. ........    383,017        3,998,698
  Fortune Brands, Inc. .....     82,834        4,477,178
  Harman International
     Industries, Inc.*......    125,046        4,195,293
  Leggett & Platt, Inc. ....    189,032        3,852,472
  Lennar Corp. -- Class A...    288,237        4,182,319
  Newell Rubbermaid, Inc. ..    241,879        4,269,164
  Pulte Homes, Inc.*........    492,719        3,867,844
  Stanley Black & Decker,
     Inc. ..................     68,480        4,243,706
  Whirlpool Corp. ..........     55,886        4,237,835
                                          --------------
TOTAL HOUSEHOLD DURABLES                      37,324,509
                                          --------------
  HOUSEHOLD PRODUCTS 0.8%
  Clorox Co. ...............     60,722        4,041,049
  Colgate-Palmolive Co. ....     53,014        4,088,440
  Kimberly-Clark Corp. .....     60,942        3,860,066
  Procter & Gamble Co. .....     66,448        4,224,099
                                          --------------
TOTAL HOUSEHOLD PRODUCTS                      16,213,654
                                          --------------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
  AES Corp.(The)*...........    372,517        4,447,853
  Constellation Energy
     Group, Inc. ...........    132,440        4,004,986
  NRG Energy, Inc.*.........    188,267        3,748,396
                                          --------------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              12,201,235
                                          --------------
  INDUSTRIAL CONGLOMERATES 0.8%
  3M Co. ...................     47,738        4,020,494
  General Electric Co. .....    250,131        4,007,099
  Textron, Inc. ............    211,046        4,393,978
  Tyco International Ltd. ..    104,060        3,983,417
                                          --------------
TOTAL INDUSTRIAL CONGLOMERATES                16,404,988
                                          --------------
  INSURANCE 4.2%
  ACE Ltd. .................     70,272        4,175,562
  AFLAC, Inc. ..............     78,300        4,376,187
  Allstate Corp. ...........    131,584        4,011,996
  American International
     Group, Inc.*...........    113,696        4,776,369
  Aon Corp. ................    107,124        4,258,179
  Assurant, Inc. ...........    101,714        4,021,772
  Berkshire Hathaway,
     Inc. -- Class B*.......     48,620        3,868,207
  Chubb Corp. ..............     70,542        4,092,847
  Cincinnati Financial
     Corp. .................    139,402        4,103,995
  Genworth Financial,
     Inc. -- Class A*.......    325,905        3,695,763
  Hartford Financial
     Services Group, Inc. ..    178,864        4,289,159
  Lincoln National Corp. ...    164,314        4,022,407


See Notes to Financial Statements.

                                                               ANNUAL REPORT  13




RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Loews Corp. ..............    109,606       $4,327,245
  Marsh & McLennan Cos.,
     Inc. ..................    168,796        4,216,524
  MetLife, Inc. ............    100,548        4,055,101
  Principal Financial Group,
     Inc. ..................    159,004        4,267,667
  Progressive Corp. ........    193,336        4,090,990
  Prudential Financial,
     Inc. ..................     73,310        3,854,640
  Torchmark Corp. ..........     75,352        4,316,162
  Travelers Cos.,
     Inc.(The)..............     77,054        4,253,381
  Unum Group................    183,532        4,114,787
  XL Group PLC..............    199,315        4,215,512
                                          --------------
TOTAL INSURANCE                               91,404,452
                                          --------------
  INTERNET & CATALOG RETAIL 0.6%
  Amazon.com, Inc.*.........     27,408        4,526,157
  Expedia, Inc. ............    146,304        4,235,501
  Priceline.com, Inc.*......     12,192        4,594,067
                                          --------------
TOTAL INTERNET & CATALOG RETAIL               13,355,725
                                          --------------
  INTERNET SOFTWARE & SERVICES 1.4%
  Akamai Technologies,
     Inc.*..................     77,674        4,013,416
  eBay, Inc.*...............    169,736        5,059,830
  Google, Inc. -- Class A*..      8,406        5,152,794
  Monster Worldwide, Inc.*..    325,625        5,880,787
  VeriSign, Inc.*...........    129,422        4,497,415
  Yahoo!, Inc.*.............    286,383        4,728,183
                                          --------------
TOTAL INTERNET SOFTWARE & SERVICES            29,332,425
                                          --------------
  IT SERVICES 2.6%
  Automatic Data Processing,
     Inc. ..................     98,670        4,382,921
  Cognizant Technology
     Solutions
     Corp. -- Class A*......     63,890        4,164,989
  Computer Sciences Corp. ..     93,990        4,610,210
  Fidelity National
     Information Services,
     Inc. ..................    147,696        4,002,562
  Fiserv, Inc.*.............     75,992        4,143,084
  International Business
     Machines Corp. ........     31,302        4,494,967
  Mastercard, Inc. -- Class
     A......................     19,264        4,624,516
  Paychex, Inc. ............    156,920        4,346,684
  SAIC, Inc.*...............    258,810        4,021,907
  Teradata Corp.*...........    117,100        4,609,056
  Total System Services,
     Inc. ..................    275,022        4,293,094
  Visa, Inc. -- Class A.....     59,396        4,642,985
  Western Union Co. ........    236,865        4,168,824
                                          --------------
TOTAL IT SERVICES                             56,505,799
                                          --------------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Eastman Kodak Co.*........  1,041,188        4,903,995
  Hasbro, Inc. .............     91,358        4,225,308
  Mattel, Inc. .............    181,298        4,229,682
                                          --------------
TOTAL LEISURE EQUIPMENT & PRODUCTS            13,358,985
                                          --------------
  LIFE SCIENCES TOOLS & SERVICES 0.8%
  Life Technologies Corp.*..     86,424        4,336,756
  PerkinElmer, Inc. ........    181,982        4,267,478
  Thermo Fisher Scientific,
     Inc.*..................     86,328        4,438,986
  Waters Corp.*.............     59,250        4,392,203
                                          --------------
TOTAL LIFE SCIENCES TOOLS & SERVICES          17,435,423
                                          --------------
  MACHINERY 2.4%
  Caterpillar, Inc. ........     56,362        4,430,053
  Cummins, Inc. ............     48,274        4,252,939
  Danaher Corp. ............    101,002        4,379,447
  Deere & Co. ..............     58,162        4,466,842
  Dover Corp. ..............     81,402        4,322,446
  Eaton Corp. ..............     50,932        4,524,290
  Flowserve Corp. ..........     39,290        3,929,000
  Illinois Tool Works,
     Inc. ..................     86,690        3,961,733
  PACCAR, Inc. .............     89,596        4,592,691
  Pall Corp. ...............    101,138        4,315,558
  Parker-Hannifin Corp. ....     60,356        4,620,252
  Snap-on, Inc. ............     89,366        4,557,666
                                          --------------
TOTAL MACHINERY                               52,352,917
                                          --------------
  MEDIA 3.5%
  CBS Corp. -- Class B......    266,505        4,511,930
  Comcast Corp. -- Class A..    231,020        4,754,391
  DIRECTV -- Class A*.......     98,404        4,276,638
  Discovery Communications,
     Inc. -- Class A*.......     97,644        4,355,899
  Gannett Co., Inc. ........    305,395        3,618,931
  Interpublic Group of Cos.,
     Inc.*..................    439,710        4,550,998
  McGraw-Hill Cos., Inc. ...    133,396        5,022,359
  Meredith Corp. ...........    127,224        4,319,255
  New York Times
     Co. -- Class A*........    505,007        3,873,404
  News Corp. -- Class A.....    299,893        4,336,453
  Omnicom Group, Inc. ......    105,766        4,649,473
  Scripps Networks
     Interactive -- Class
     A......................     89,476        4,553,434
  Time Warner Cable, Inc. ..     79,656        4,609,693
  Time Warner, Inc. ........    129,308        4,203,803
  Viacom, Inc. -- Class B...    116,698        4,503,376
  Walt Disney Co.(The)......    118,740        4,287,701
  Washington Post
     Co. -- Class B.........     11,328        4,555,555
                                          --------------
TOTAL MEDIA                                   74,983,293
                                          --------------
  METALS & MINING 1.8%
  AK Steel Holding Corp. ...    293,381        3,693,667
  Alcoa, Inc. ..............    360,727        4,736,345
  Allegheny Technologies,
     Inc. ..................     89,172        4,698,473
  Cliffs Natural Resources,
     Inc. ..................     64,118        4,180,494
  Freeport-McMoRan Copper &
     Gold, Inc. ............     49,686        4,704,270
  Newmont Mining Corp. .....     64,286        3,913,089
  Nucor Corp. ..............    104,272        3,985,276
  Titanium Metals Corp.*....    216,817        4,262,622
  United States Steel
     Corp. .................     87,380        3,738,990
                                          --------------
TOTAL METALS & MINING                         37,913,226
                                          --------------
  MULTI-UTILITIES 2.9%
  Ameren Corp. .............    147,346        4,270,087
  CenterPoint Energy,
     Inc. ..................    270,807        4,484,564
  CMS Energy Corp. .........    227,315        4,178,050
  Consolidated Edison,
     Inc. ..................     85,312        4,241,713
  Dominion Resources,
     Inc. ..................     93,157        4,048,603
  DTE Energy Co. ...........     87,030        4,069,523
  Integrys Energy Group,
     Inc. ..................     81,068        4,312,007
  NiSource, Inc. ...........    240,611        4,164,976
  PG&E Corp. ...............     89,552        4,282,377
  Public Service Enterprise
     Group, Inc. ...........    128,450        4,155,357
  SCANA Corp. ..............    102,154        4,171,969
  Sempra Energy.............     76,408        4,086,300
  TECO Energy, Inc. ........    238,327        4,192,172
  Wisconsin Energy Corp. ...     71,268        4,243,297
  Xcel Energy, Inc. ........    177,792        4,242,117
                                          --------------
TOTAL MULTI-UTILITIES                         63,143,112
                                          --------------


See Notes to Financial Statements.

14



RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MULTILINE RETAIL 1.6%
  Big Lots, Inc.*...........    120,804       $3,789,621
  Family Dollar Stores,
     Inc. ..................     94,410        4,358,910
  J.C. Penney Co., Inc. ....    166,330        5,186,169
  Kohl's Corp.*.............     80,116        4,101,939
  Macy's, Inc. .............    187,176        4,424,841
  Nordstrom, Inc. ..........    112,360        4,326,984
  Sears Holdings Corp.*.....     59,072        4,252,003
  Target Corp. .............     75,242        3,908,069
                                          --------------
TOTAL MULTILINE RETAIL                        34,348,536
                                          --------------
  OFFICE ELECTRONICS 0.2%
  Xerox Corp. ..............    403,887        4,725,478
                                          --------------
TOTAL OFFICE ELECTRONICS                       4,725,478
                                          --------------
  OIL, GAS & CONSUMABLE FUELS 5.7%
  Anadarko Petroleum
     Corp. .................     75,052        4,620,952
  Apache Corp. .............     43,054        4,349,315
  Cabot Oil & Gas Corp. ....    146,214        4,237,282
  Chesapeake Energy Corp. ..    187,768        4,074,566
  Chevron Corp. ............     51,388        4,245,163
  ConocoPhillips............     73,350        4,356,990
  CONSOL Energy, Inc. ......    115,124        4,231,958
  Denbury Resources, Inc.*..    258,669        4,402,546
  Devon Energy Corp. .......     65,382        4,251,138
  El Paso Corp. ............    336,665        4,464,178
  EOG Resources, Inc. ......     44,702        4,278,875
  Exxon Mobil Corp. ........     66,588        4,426,104
  Hess Corp. ...............     72,780        4,587,323
  Marathon Oil Corp. .......    126,956        4,515,825
  Massey Energy Co. ........    126,036        5,302,334
  Murphy Oil Corp. .........     69,010        4,496,692
  Noble Energy, Inc. .......     53,776        4,381,668
  Occidental Petroleum
     Corp. .................     53,094        4,174,781
  Peabody Energy Corp. .....     85,968        4,547,707
  Pioneer Natural Resources
     Co. ...................     62,558        4,366,548
  QEP Resources, Inc. ......    136,832        4,519,561
  Range Resources Corp. ....    115,318        4,311,740
  Southwestern Energy Co.*..    127,352        4,310,865
  Spectra Energy Corp. .....    186,832        4,440,997
  Sunoco, Inc. .............    115,376        4,323,139
  Tesoro Corp. .............    325,201        4,214,605
  Valero Energy Corp. ......    236,085        4,237,726
  Williams Cos., Inc.(The)..    220,180        4,738,274
                                          --------------
TOTAL OIL, GAS & CONSUMABLE FUELS            123,408,852
                                          --------------
  PAPER & FOREST PRODUCTS 0.4%
  International Paper Co. ..    177,952        4,498,627
  MeadWestvaco Corp. .......    169,136        4,351,869
                                          --------------
TOTAL PAPER & FOREST PRODUCTS                  8,850,496
                                          --------------
  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ......    130,288        3,967,270
  Estee Lauder Cos.,
     Inc -- Class A.........     68,590        4,881,550
                                          --------------
TOTAL PERSONAL PRODUCTS                        8,848,820
                                          --------------
  PHARMACEUTICALS 2.3%
  Abbott Laboratories.......     78,640        4,035,805
  Allergan, Inc. ...........     62,784        4,546,189
  Bristol-Myers Squibb
     Co. ...................    150,542        4,049,580
  Eli Lilly & Co. ..........    113,806        4,005,971
  Forest Laboratories,
     Inc.*..................    131,088        4,332,458
  Johnson & Johnson, Inc. ..     66,202        4,215,081
  King Pharmaceuticals,
     Inc.*..................    441,835        6,247,547
  Merck & Co., Inc. ........    111,454        4,043,551
  Mylan, Inc.*..............    223,658        4,544,731
  Pfizer, Inc. .............    236,679        4,118,215
  Watson Pharmaceuticals,
     Inc.*..................     94,066        4,388,179
                                          --------------
TOTAL PHARMACEUTICALS                         48,527,307
                                          --------------
  PROFESSIONAL SERVICES 0.6%
  Dun & Bradstreet Corp. ...     59,190        4,404,328
  Equifax, Inc. ............    136,788        4,531,786
  Robert Half International,
     Inc. ..................    169,434        4,593,356
                                          --------------
TOTAL PROFESSIONAL SERVICES                   13,529,470
                                          --------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.9%
  Apartment Investment &
     Management Co. -- Class
     A......................    182,512        4,254,355
  AvalonBay Communities,
     Inc. ..................     36,768        3,908,806
  Boston Properties, Inc. ..     46,808        4,034,382
  Equity Residential........     83,290        4,050,393
  HCP, Inc. ................    110,522        3,979,897
  Health Care REIT, Inc. ...     85,202        4,353,822
  Host Hotels & Resorts,
     Inc. ..................    279,523        4,441,620
  Kimco Realty Corp. .......    254,992        4,393,512
  Plum Creek Timber Co.,
     Inc. ..................    113,962        4,198,360
  ProLogis..................    360,727        4,923,924
  Public Storage, Inc. .....     39,310        3,900,338
  Simon Property Group,
     Inc. ..................     42,923        4,121,466
  Ventas, Inc. .............     76,828        4,114,908
  Vornado Realty Trust......     47,128        4,118,516
  Weyerhaeuser Co. .........    256,210        4,155,726
                                          --------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     62,950,025
                                          --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.2%
  CB Richard Ellis Group,
     Inc. -- Class A*.......    224,313        4,116,144
                                          --------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  4,116,144
                                          --------------


  ROAD & RAIL 0.8%
  CSX Corp. ................     74,156        4,556,886
  Norfolk Southern Corp. ...     69,486        4,272,694
  Ryder System, Inc. .......     96,762        4,233,338
  Union Pacific Corp. ......     51,412        4,507,804
                                          --------------
TOTAL ROAD & RAIL                             17,570,722
                                          --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.0%
  Advanced Micro Devices,
     Inc.*..................    660,278        4,839,838
  Altera Corp. .............    144,044        4,495,613
  Analog Devices, Inc. .....    137,595        4,632,824
  Applied Materials, Inc. ..    366,537        4,530,397
  Broadcom Corp. -- Class
     A......................    115,122        4,690,070
  First Solar, Inc.*........     28,074        3,865,228
  Intel Corp. ..............    214,100        4,296,987
  KLA-Tencor Corp. .........    130,664        4,667,318
  Linear Technology Corp. ..    128,316        4,135,625
  LSI Corp.*................    916,385        4,801,858
  MEMC Electronic Materials,
     Inc.*..................    356,023        4,564,215
  Microchip Technology,
     Inc. ..................    138,180        4,446,632
  Micron Technology, Inc.*..    573,404        4,742,051
  National Semiconductor
     Corp. .................    327,976        4,493,271
  Novellus Systems, Inc.*...    162,604        4,749,663
  NVIDIA Corp.*.............    384,433        4,624,729
  Teradyne, Inc.*...........    390,979        4,394,604


See Notes to Financial Statements.

                                                               ANNUAL REPORT  15




RYDEX S&P EQUAL WEIGHT ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                                  MARKET
                                 SHARES            VALUE
--------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Texas Instruments, Inc. ..    162,246       $4,797,614
  Xilinx, Inc. .............    154,502        4,142,199
                                          --------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   85,910,736
                                          --------------
  SOFTWARE 3.0%
  Adobe Systems, Inc.*......    123,603        3,479,425
  Autodesk, Inc.*...........    124,072        4,488,925
  BMC Software, Inc.*.......    103,800        4,718,748
  CA, Inc. .................    200,578        4,655,415
  Citrix Systems, Inc.*.....     60,526        3,877,901
  Compuware Corp.*..........    487,522        4,880,095
  Electronic Arts, Inc.*....    247,971        3,930,340
  Intuit, Inc.*.............     90,508        4,344,384
  McAfee, Inc.*.............     85,928        4,064,394
  Microsoft Corp. ..........    160,304        4,270,499
  Novell, Inc.*.............    670,725        3,977,399
  Oracle Corp. .............    159,356        4,685,066
  Red Hat, Inc.*............    108,288        4,576,251
  Salesforce.com, Inc.*.....     34,766        4,035,290
  Symantec Corp.*...........    271,733        4,396,640
                                          --------------
TOTAL SOFTWARE                                64,380,772
                                          --------------
  SPECIALTY RETAIL 3.9%
  Abercrombie & Fitch
     Co. -- Class A.........    112,192        4,808,549
  AutoNation, Inc.*.........    174,528        4,052,540
  AutoZone, Inc.*...........     18,554        4,408,987
  Bed Bath & Beyond, Inc.*..     97,256        4,269,538
  Best Buy Co., Inc. .......    109,952        4,725,737
  CarMax, Inc.*.............    172,830        5,356,002
  GameStop Corp. -- Class
     A*.....................    209,294        4,114,720
  Gap, Inc.(The)............    218,274        4,149,389
  Home Depot, Inc. .........    135,594        4,187,143
  Limited Brands, Inc. .....    153,390        4,508,132
  Lowe's Cos., Inc. ........    190,652        4,066,607
  O'Reilly Automotive,
     Inc.*..................     78,570        4,596,345
  Office Depot, Inc.*.......  1,005,245        4,513,550
  RadioShack Corp. .........    196,446        3,954,458
  Ross Stores, Inc. ........     75,202        4,436,166
  Staples, Inc. ............    209,348        4,285,354
  Tiffany & Co. ............     91,312        4,839,536
  TJX Cos., Inc. ...........     94,892        4,354,594
  Urban Outfitters, Inc.*...    116,772        3,593,074
                                          --------------
TOTAL SPECIALTY RETAIL                        83,220,421
                                          --------------
  TEXTILES, APPAREL & LUXURY GOODS 0.8%
  Coach, Inc. ..............     97,830        4,891,500
  NIKE, Inc. -- Class B.....     52,974        4,314,203
  Polo Ralph Lauren Corp. ..     46,942        4,547,741
  V.F. Corp. ...............     52,344        4,357,114
                                          --------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        18,110,558
                                          --------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Hudson City Bancorp,
     Inc. ..................    333,851        3,889,364
  People's United Financial,
     Inc. ..................    311,691        3,836,916
                                          --------------
TOTAL THRIFTS & MORTGAGE FINANCE               7,726,280
                                          --------------
  TOBACCO 0.8%
  Altria Group, Inc. .......    172,956        4,396,542
  Lorillard, Inc. ..........     50,306        4,293,114
  Philip Morris
     International, Inc. ...     73,660        4,309,110
  Reynolds American, Inc. ..     69,486        4,509,641
                                          --------------
TOTAL TOBACCO                                 17,508,407
                                          --------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  Fastenal Co. .............     79,319        4,083,342
  W.W. Grainger, Inc. ......     34,750        4,310,043
                                          --------------
TOTAL TRADING COMPANIES & DISTRIBUTORS         8,393,385
                                          --------------
  WIRELESS TELECOMMUNICATION SERVICES 0.6%
  American Tower
     Corp. -- Class A*......     83,864        4,328,221
  MetroPCS Communications,
     Inc.*..................    426,179        4,436,523
  Sprint Nextel Corp.*......    908,646        3,743,622
                                          --------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    12,508,366
                                          --------------
TOTAL COMMON STOCKS
  (Cost $2,072,221,447)                    2,149,198,332
                                          --------------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money
     Market Fund............  4,208,538        4,208,538
                                          --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $4,208,538)                            4,208,538
                                          --------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $2,076,429,985)                    2,153,406,870
                                          --------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                           852,403
                                          --------------
NET ASSETS--100.0%                        $2,154,259,273
--------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

16



RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                                 MARKET
                                  SHARES          VALUE
-------------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 2.3%
  Boeing Co.(The)............     46,213     $3,264,487
  United Technologies
     Corp. ..................     56,803      4,247,160
                                           ------------
TOTAL AEROSPACE & DEFENSE                     7,511,647
                                           ------------
  AIR FREIGHT & LOGISTICS 0.9%
  United Parcel Service,
     Inc. -- Class B.........     43,475      2,927,606
                                           ------------
TOTAL AIR FREIGHT & LOGISTICS                 2,927,606
                                           ------------
  BEVERAGES 4.4%
  Coca-Cola Co.(The).........    128,232      7,863,186
  PepsiCo, Inc. .............     98,174      6,410,762
                                           ------------
TOTAL BEVERAGES                              14,273,948
                                           ------------
  BIOTECHNOLOGY 1.0%
  Amgen, Inc.*...............     58,313      3,334,920
                                           ------------
TOTAL BIOTECHNOLOGY                           3,334,920
                                           ------------
  CAPITAL MARKETS 1.6%
  Goldman Sachs Group,
     Inc.(The)...............     31,335      5,043,368
                                           ------------
TOTAL CAPITAL MARKETS                         5,043,368
                                           ------------
  COMMERCIAL BANKS 3.3%
  U.S. Bancorp...............    116,696      2,821,709
  Wells Fargo & Co. .........    296,245      7,726,070
                                           ------------
TOTAL COMMERCIAL BANKS                       10,547,779
                                           ------------
  COMMUNICATIONS EQUIPMENT 3.8%
  Cisco Systems, Inc.*.......    347,680      7,937,534
  QUALCOMM, Inc. ............     99,860      4,506,682
                                           ------------
TOTAL COMMUNICATIONS EQUIPMENT               12,444,216
                                           ------------
  COMPUTERS & PERIPHERALS 7.0%
  Apple, Inc.*...............     55,391     16,665,490
  Hewlett-Packard Co. .......    142,759      6,004,444
                                           ------------
TOTAL COMPUTERS & PERIPHERALS                22,669,934
                                           ------------
  CONSUMER FINANCE 0.8%
  American Express Co. ......     63,837      2,646,682
                                           ------------
TOTAL CONSUMER FINANCE                        2,646,682
                                           ------------
  DIVERSIFIED FINANCIAL SERVICES 6.6%
  Bank of America Corp. .....    610,778      6,987,301
  Citigroup, Inc.*...........  1,287,878      5,370,451
  JPMorgan Chase & Co. ......    242,208      9,114,287
                                           ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         21,472,039
                                           ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 4.9%
  AT&T, Inc. ................    359,722     10,252,077
  Verizon Communications,
     Inc. ...................    172,086      5,587,632
                                           ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                   15,839,709
                                           ------------
  ENERGY EQUIPMENT & SERVICES 1.8%
  Schlumberger, Ltd. ........     83,149      5,811,284
                                           ------------
TOTAL ENERGY EQUIPMENT & SERVICES             5,811,284
                                           ------------
  FOOD & STAPLES RETAILING 2.9%
  CVS Caremark Corp. ........     82,847      2,495,352
  Wal-Mart Stores, Inc. .....    124,226      6,729,322
                                           ------------
TOTAL FOOD & STAPLES RETAILING                9,224,674
                                           ------------
  FOOD PRODUCTS 1.0%
  Kraft Foods, Inc. -- Class
     A.......................     97,648      3,151,101
                                           ------------
TOTAL FOOD PRODUCTS                           3,151,101
                                           ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.0%
  Alcon, Inc. ...............      4,218        707,443
  Medtronic, Inc. ...........     67,063      2,361,288
                                           ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        3,068,731
                                           ------------
  HOTELS, RESTAURANTS & LEISURE 1.6%
  McDonald's Corp. ..........     65,495      5,093,546
                                           ------------
TOTAL HOTELS, RESTAURANTS & LEISURE           5,093,546
                                           ------------
  HOUSEHOLD PRODUCTS 3.4%
  Procter & Gamble Co. ......    175,321     11,145,156
                                           ------------
TOTAL HOUSEHOLD PRODUCTS                     11,145,156
                                           ------------
  INDUSTRIAL CONGLOMERATES 4.3%
  3M Co. ....................     43,407      3,655,738
  General Electric Co. ......    649,956     10,412,295
                                           ------------
TOTAL INDUSTRIAL CONGLOMERATES               14,068,033
                                           ------------
  INSURANCE 2.6%
  Berkshire Hathaway,
     Inc. -- Class B*........    105,286      8,376,554
                                           ------------
TOTAL INSURANCE                               8,376,554
                                           ------------
  INTERNET & CATALOG RETAIL 1.1%
  Amazon.com, Inc.*..........     21,298      3,517,152
                                           ------------
TOTAL INTERNET & CATALOG RETAIL               3,517,152
                                           ------------
  INTERNET SOFTWARE & SERVICES 2.8%
  Google, Inc. -- Class A*...     14,828      9,089,416
                                           ------------
TOTAL INTERNET SOFTWARE & SERVICES            9,089,416
                                           ------------
  IT SERVICES 4.2%
  International Business
     Machines Corp. .........     78,063     11,209,847
  Visa, Inc. -- Class A......     28,421      2,221,669
                                           ------------
TOTAL IT SERVICES                            13,431,516
                                           ------------
  MEDIA 2.4%
  Comcast Corp. -- Class A...    171,258      3,524,490
  Walt Disney Co.(The).......    119,228      4,305,323
                                           ------------
TOTAL MEDIA                                   7,829,813
                                           ------------


  OIL, GAS & CONSUMABLE FUELS 12.4%
  Chevron Corp. .............    122,278     10,101,385
  ConocoPhillips.............     90,604      5,381,878
  Exxon Mobil Corp. .........    310,266     20,623,381
  Occidental Petroleum
     Corp. ..................     49,447      3,888,018
                                           ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            39,994,662
                                           ------------
  PHARMACEUTICALS 9.6%
  Abbott Laboratories........     93,964      4,822,232
  Johnson & Johnson, Inc. ...    167,907     10,690,639
  Merck & Co., Inc. .........    189,829      6,886,996
  Pfizer, Inc. ..............    491,043      8,544,148
                                           ------------
TOTAL PHARMACEUTICALS                        30,944,015
                                           ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.1%
  Intel Corp. ...............    338,726      6,798,231
                                           ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   6,798,231
                                           ------------


See Notes to Financial Statements.

                                                               ANNUAL REPORT  17




RYDEX RUSSELL TOP 50 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                  SHARES          VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  SOFTWARE 5.9%
  Microsoft Corp. ...........    466,294    $12,422,072
  Oracle Corp. ..............    231,910      6,818,154
                                           ------------
TOTAL SOFTWARE                               19,240,226
                                           ------------
  SPECIALTY RETAIL 1.0%
  Home Depot, Inc. ..........    103,084      3,183,234
                                           ------------
TOTAL SPECIALTY RETAIL                        3,183,234
                                           ------------
  TOBACCO 3.0%
  Altria Group, Inc. ........    126,780      3,222,748
  Philip Morris
     International, Inc. ....    112,740      6,595,290
                                           ------------
TOTAL TOBACCO                                 9,818,038
                                           ------------
TOTAL COMMON STOCKS
  (Cost $366,801,059)                       322,497,230
                                           ------------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money
     Market Fund.............    769,143        769,143
                                           ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $769,143)                               769,143
                                           ------------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $367,570,202)                       323,266,373
                                           ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                             402,832
                                           ------------
NET ASSETS--100.0%                         $323,669,205
-------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

18




STATEMENT OF ASSETS AND LIABILITIES                             October 31, 2010
--------------------------------------------------------------------------------


                                                                     RYDEX          RYDEX
                                                                 S&P EQUAL        RUSSELL
                                                                WEIGHT ETF     TOP 50 ETF
                                                            --------------   ------------
ASSETS
Investments at Market Value*..............................  $2,153,406,870   $323,266,373
Receivables:
  Dividends...............................................       1,561,661        457,718
                                                            --------------   ------------
     TOTAL ASSETS.........................................   2,154,968,531    323,724,091
                                                            --------------   ------------
LIABILITIES
Payables:
  Accrued Management Fees.................................         709,258         54,886
                                                            --------------   ------------
     TOTAL LIABILITIES....................................         709,258         54,886
                                                            --------------   ------------
NET ASSETS................................................  $2,154,259,273   $323,669,205
                                                            ==============   ============
NET ASSETS CONSIST OF:
Paid-in Capital...........................................  $2,551,677,364   $463,729,084
Undistributed (Distributions in Excess) of Net Investment
  Income..................................................         478,594        519,049
Accumulated Net Realized Loss on Investment Securities....    (474,873,570)   (96,275,099)
Net Unrealized Appreciation (Depreciation) on Investment
  Securities..............................................      76,976,885    (44,303,829)
                                                            --------------   ------------
NET ASSETS................................................  $2,154,259,273   $323,669,205
                                                            ==============   ============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value...................................................      49,108,863      3,800,785
                                                            ==============   ============
Net Asset Value, Offering Price and Repurchase Price Per
  Share...................................................  $        43.87   $      85.16
                                                            ==============   ============
*Total Cost of Investments................................  $2,076,429,985   $367,570,202
                                                            ==============   ============





See Notes to Financial Statements.

                                                               ANNUAL REPORT  19





STATEMENT OF OPERATIONS                      For the Year Ended October 31, 2010
--------------------------------------------------------------------------------


                                                                    RYDEX          RYDEX
                                                                S&P EQUAL        RUSSELL
                                                               WEIGHT ETF     TOP 50 ETF
                                                             ------------   ------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax Withheld...................  $ 36,398,477   $  7,562,041
                                                             ------------   ------------
EXPENSES
  Management Fee...........................................     7,732,992        661,522
                                                             ------------   ------------
Net Investment Income......................................    28,665,485      6,900,519
                                                             ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..............................................   (39,068,114)   (11,300,101)
  In-kind Redemptions......................................   188,541,701      3,810,484
                                                             ------------   ------------
     Net Realized Gain (Loss)..............................   149,473,587     (7,489,617)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities....................................   138,369,551     32,212,043
                                                             ------------   ------------
Net Realized and Unrealized Gain on Investments............   287,843,138     24,722,426
                                                             ------------   ------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..  $316,508,623   $ 31,622,945
                                                             ============   ============
Foreign Taxes Withheld.....................................  $      3,966             --




See Notes to Financial Statements.

20




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                            RYDEX S&P EQUAL WEIGHT ETF           RYDEX RUSSELL TOP 50 ETF
                                        ----------------------------------  ----------------------------------
                                              YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                        OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                        ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income...............   $    28,665,485   $   17,788,125     $  6,900,519      $   9,973,248
  Net Realized Gain (Loss)............       149,473,587     (285,269,706)      (7,489,617)       (99,874,399)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments......................       138,369,551      498,523,486       32,212,043         79,986,595
                                         ---------------   --------------     ------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations.......................       316,508,623      231,041,905       31,622,945         (9,914,556)
                                         ---------------   --------------     ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...............       (27,968,738)     (17,303,063)      (6,973,425)       (10,220,260)
                                         ---------------   --------------     ------------      -------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased......     1,634,617,920    1,265,540,179       45,555,770        218,923,660
  Value of Shares Purchased through
     Dividend Reinvestments...........            10,909           21,599            9,726             27,664
  Value of Shares Redeemed............    (1,268,259,958)    (823,367,019)     (62,207,870)      (318,032,504)
                                         ---------------   --------------     ------------      -------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions.....................       366,368,871      442,194,759      (16,642,374)       (99,081,180)
                                         ---------------   --------------     ------------      -------------
     Increase (Decrease) in Net
       Assets.........................       654,908,756      655,933,601        8,007,146       (119,215,996)
NET ASSETS--BEGINNING OF PERIOD.......     1,499,350,517      843,416,916      315,662,059        434,878,055
                                         ---------------   --------------     ------------      -------------
NET ASSETS--END OF PERIOD(1)..........   $ 2,154,259,273   $1,499,350,517     $323,669,205      $ 315,662,059
                                         ===============   ==============     ============      =============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income...................   $       478,594   $       59,398     $    519,049      $     591,955
                                         ===============   ==============     ============      =============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased....................        39,600,000       40,900,000          550,000          3,100,000
  Shares Purchased through Dividend
     Reinvestments....................               267              745              115                394
  Shares Redeemed.....................       (32,150,000)     (27,350,000)        (750,000)        (4,800,000)
  Shares Outstanding, Beginning of
     Period...........................        41,658,596       28,107,851        4,000,670          5,700,276
                                         ---------------   --------------     ------------      -------------
  Shares Outstanding, End of Period...        49,108,863       41,658,596        3,800,785          4,000,670
                                         ===============   ==============     ============      =============





See Notes to Financial Statements.

                                                               ANNUAL REPORT  21





FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                             RYDEX S&P EQUAL WEIGHT ETF
                            -------------------------------------------------------------------------------------------
                                  YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED           YEAR ENDED
                            OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006(1)
                            ----------------  ----------------  ----------------  ----------------  -------------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD.....     $    35.99        $    30.01         $  50.63         $    46.06          $    39.68
                               ----------        ----------         --------         ----------          ----------
Net Investment Income*....           0.60              0.54             0.72               0.59                0.52
Net Realized and
  Unrealized Gain (Loss)
  on Investments..........           7.87              5.98           (20.64)              4.56                6.36
                               ----------        ----------         --------         ----------          ----------
TOTAL FROM INVESTMENT
  OPERATIONS..............           8.47              6.52           (19.92)              5.15                6.88
                               ----------        ----------         --------         ----------          ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income.....          (0.59)            (0.54)           (0.70)             (0.58)              (0.50)
                               ----------        ----------         --------         ----------          ----------
NET ASSET VALUE AT END OF
  PERIOD..................     $    43.87        $    35.99         $  30.01         $    50.63          $    46.06
                               ==========        ==========         ========         ==========          ==========
TOTAL RETURN**............          23.67%            22.21%          (39.75)%            11.23%              17.42%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of
  Period (000's Omitted)..     $2,154,259        $1,499,351         $843,417         $2,177,693          $1,759,797
RATIO TO AVERAGE NET
  ASSETS OF:
Expenses..................           0.40%             0.40%            0.40%              0.40%               0.40%
Net Investment Income.....           1.48%             1.75%            1.65%              1.22%               1.21%
Portfolio Turnover Rate+..             20%               37%              32%                25%                 16%



*      Based on average shares outstanding.
** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
(1) All per share information representing data prior to April 26, 2006 has been adjusted for the effect of a 4 for 1 stock split which occurred on April 26, 2006.
+ Portfolio turnover does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

22




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                             RYDEX RUSSELL TOP 50 ETF
                             ----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006
                             ----------------  ----------------  ----------------  ----------------  ----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......      $  78.90          $  76.29          $ 116.47          $ 104.15          $  91.39
                                 --------          --------          --------          --------          --------
Net Investment Income*.....          1.72              1.95              2.34              2.15              1.92
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          6.26              2.61            (40.20)            12.25             12.71
                                 --------          --------          --------          --------          --------
TOTAL FROM INVESTMENT
  OPERATIONS...............          7.98              4.56            (37.86)            14.40             14.63
                                 --------          --------          --------          --------          --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (1.72)            (1.95)            (2.32)            (2.08)            (1.87)
                                 --------          --------          --------          --------          --------
NET ASSET VALUE AT END OF
  PERIOD...................      $  85.16          $  78.90          $  76.29          $ 116.47          $ 104.15
                                 ========          ========          ========          ========          ========
TOTAL RETURN**.............         10.22%             6.35%           (32.92)%           13.96%            16.18%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........      $323,669          $315,662          $434,878          $681,355          $364,541
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.20%             0.20%             0.20%             0.20%             0.20%
Net Investment Income......          2.09%             2.79%             2.37%             1.96%             1.98%
Portfolio Turnover Rate+...             9%               12%               10%                8%                7%



*     Based on average shares outstanding.
** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.
+ Portfolio turnover does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  23





NOTES TO FINANCIAL STATEMENTS                                   October 31, 2010
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2010, the Trust offers nineteen portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund" and collectively the "Funds"). The financial statements herein relate to the following two funds: Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF. Rydex S&P Equal Weight ETF commenced operations on April 24, 2003 and the Rydex Russell Top 50 ETF commenced operations on May 4, 2005.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P Equal Weight ETF tracks the S&P 500 Equal Weight Total Return Index. Rydex Russell Top 50 ETF tracks the Russell Top 50(TM) Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

Securities for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, an affiliated entity, which acts as the Funds' investment advisor in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments.

24




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds' net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the year ended October 31, 2010, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 -- 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments is for the net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. For the year ended October 31, 2010, the adjustments for the Fund were as follows:

                                                                  UNDISTRIBUTED     ACCUMULATED
                                                       PAID-IN   NET INVESTMENT    NET REALIZED
                                                       CAPITAL    INCOME (LOSS)     GAIN (LOSS)
                                                  ------------   --------------   -------------
Rydex S&P Equal Weight ETF......................  $184,946,046      $(277,551)    $(184,668,495)
Rydex Russell Top 50 ETF........................     3,271,578             --        (3,271,578)


At October 31, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                    2013       2014       2015           2016           2017          2018
                                 -------   --------   --------   ------------   ------------   -----------
Rydex S&P Equal Weight ETF.....  $    --   $     --   $     --   $119,981,602   $313,762,207   $35,404,956
Rydex Russell Top 50 ETF.......   88,468    675,404    618,363     32,651,414     51,313,952    10,584,384


The Funds did not utilize any capital loss carryforwards during the year ended October 31, 2010.

The tax character of distributable earnings (accumulated losses) at October 31, 2010 was as follows:

                                         UNDISTRIBUTED   UNDISTRIBUTED                       UNREALIZED
                                              ORDINARY       LONG TERM    CAPITAL LOSS     APPRECIATION
                                                INCOME    CAPITAL GAIN    CARRYFORWARD   (DEPRECIATION)
                                         -------------   -------------   -------------   --------------
Rydex S&P Equal Weight ETF.............     $478,594        $     --     $(469,148,765)   $ 71,252,080
Rydex Russell Top 50 ETF...............      519,049              --       (95,931,985)    (44,646,943)

                                                               ANNUAL REPORT  25





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The tax character of distributions paid during 2010 were as follows:

                                                                         ORDINARY
                                                                           INCOME
                                                                      -----------
Rydex S&P Equal Weight ETF..........................................  $27,968,738
Rydex Russell Top 50 ETF............................................    6,973,425


The tax character of distributions paid during 2009 were as follows:

                                                                         ORDINARY
                                                                           INCOME
                                                                      -----------
Rydex S&P Equal Weight ETF..........................................  $17,303,063
Rydex Russell Top 50 ETF............................................   10,220,260


E. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2010:

                                                 LEVEL 1         LEVEL 2         LEVEL 3
                                             INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                       IN SECURITIES   IN SECURITIES   IN SECURITIES            TOTAL
----                                      --------------   -------------   -------------   --------------
ASSETS
Rydex S&P Equal Weight ETF..............  $2,153,406,870      $     --        $     --     $2,153,406,870
Rydex Russell Top 50 ETF................     323,266,373            --              --        323,266,373


For the year ended October 31, 2010, there were no Level 3 Investments.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective November 1, 2009. This update applies to the Funds' disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the year ended October 31, 2010, there were no securities transferred between any levels.

26




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex Russell Top 50 ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H. RISK DISCLOSURE

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives a management fee at the annual rate shown below of the average daily net assets of each Fund.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P Equal Weight ETF..........................................      0.40%
Rydex Russell Top 50 ETF............................................      0.20%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2010, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to

                                                               ANNUAL REPORT  27





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P Equal Weight ETF........................................       $2,000
Rydex Russell Top 50 ETF..........................................          500


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2010, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                            SUBSCRIPTIONS      REDEMPTIONS
                                                           --------------   --------------
Rydex S&P Equal Weight ETF...............................  $1,549,485,556   $1,183,154,365
Rydex Russell Top 50 ETF.................................      45,391,878       62,113,560


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES          SALES
                                                             ------------   ------------
Rydex S&P Equal Weight ETF.................................  $373,016,967   $380,180,996
Rydex Russell Top 50 ETF...................................    33,108,876     31,671,834


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2010.

At October 31, 2010, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                 GROSS           GROSS   NET UNREALIZED
                                             IDENTIFIED     UNREALIZED      UNREALIZED     APPRECIATION
                                                   COST   APPRECIATION    DEPRECIATION   (DEPRECIATION)
                                         --------------   ------------   -------------   --------------
Rydex S&P Equal Weight ETF.............  $2,082,154,790   $174,202,884   $(102,950,804)   $ 71,252,080
Rydex Russell Top 50 ETF...............     367,913,316     21,126,744     (65,773,687)    (44,646,943)


6.  GUGGENHEIM ACQUISITION

Guggenheim SBC Holdings, LLC ("Guggenheim SBC Holdings"), an investor group managed by Guggenheim Partners, LLC ("Guggenheim"), acquired control of Security Benefit Corporation ("SBC"), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds' investment adviser (the "Investment Adviser"), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.

Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds' investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the "Previous Agreements"). New investment advisory and sub-advisory agreements ("New Agreements") were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.

7.  DISTRIBUTOR NAME CHANGE

Effective July 30, 2010, the Funds' distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company.

28




NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

8.  NEW ACCOUNTING PRONOUNCEMENT

Effective November 1, 2009, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note E.

                                                               ANNUAL REPORT  29






REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex S&P Equal Weight ETF and Rydex Russell Top 50 ETF (the "Funds") (two of the series constituting the Rydex ETF Trust (the "Trust")) as of October 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           -s- ERNST & YOUNG LLP
McLean, Virginia
December 23, 2010

30




SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

Percentage of ordinary distributions (net investment income plus short-term gains) which qualify for the corporate dividends received deduction for the fiscal year ended October 31, 2010:

                                                                       PERCENTAGE
                                                                       ----------
Rydex S&P Equal Weight ETF...........................................    100.00%
Rydex Russell Top 50 ETF.............................................    100.00%


For the fiscal year ended October 31, 2010, the Funds designate approximately the following amounts pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates:

Rydex S&P Equal Weight ETF..........................................  $33,672,132
Rydex Russell Top 50 ETF............................................    7,470,271


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended September 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

PROXY RESULTS

At a special meeting of shareholders held on July 29, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Padco Advisors II, Inc. A description of the number of shares voted is as follows:

FUND                                               SHARES FOR   SHARES AGAINST   SHARES ABSTAINED
----                                               ----------   --------------   ----------------
Rydex S&P Equal Weight ETF.......................  22,623,649       980,747           549,444
Rydex Russell Top 50(R) ETF......................   1,888,459        31,343           274,689


At a special meeting of shareholders held on July 29, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

FUND                                               SHARES FOR   SHARES AGAINST   SHARES ABSTAINED
----                                               ----------   --------------   ----------------
Rydex S&P Equal Weight ETF.......................  22,108,182      1,480,034          565,621
Rydex Russell Top 50(R) ETF......................   1,850,339         67,629          276,521

                                                               ANNUAL REPORT  31





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES



                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 146
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 146
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 146
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 146
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 146
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 146
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 146
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

32




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (concluded)



EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


                                                               ANNUAL REPORT  33





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and                         Rydex Series Funds,
Assistant Secretary (1960)                 Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF
                                           Trust (2009 to present); Secretary of
                                           Rydex Distributors, Inc.
                                           (2008 to present); Chief Compliance
                                           Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate
                                           General Counsel and Assistant Secretary
                                           of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General
                                           Counsel and Assistant Secretary of
                                           Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of
                                           First Security Benefit Life and Annuity
                                           Company of New York
                                           (2004 to present); Chief Compliance
                                           Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of
                                           Security Global Investors, Inc. (2007 to
                                           present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

RYDEX | SGI
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com  - 800.820.0888

ETF-ANN-1010X1011

                                                                OCTOBER 31, 2010

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                    RYDEX S&P 500 PURE VALUE ETF
                                                   RYDEX S&P 500 PURE GROWTH ETF
                                             RYDEX S&P MIDCAP 400 PURE VALUE ETF
                                            RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                                           RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                                          RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                               RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                     RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                               RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                           RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                          RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                          RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                            RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                           RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                            RYDEX S&P EQUAL WEIGHT UTILITIES ETF

                                                                     RYDEX | SGI
                                                   SECURITY GLOBAL INVESTORS(SM)

                                                              [RYDEXSHARES LOGO]

                                                               ANNUAL REPORT   1






 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS..............................................     2

FEES AND EXPENSES.......................................................     4

PREMIUM AND DISCOUNT INFORMATION........................................     5

MANAGER'S ANALYSIS......................................................     7

SCHEDULES OF INVESTMENTS................................................    37

STATEMENTS OF ASSETS AND LIABILITIES....................................    60

STATEMENTS OF OPERATIONS................................................    64

STATEMENTS OF CHANGES IN NET ASSETS.....................................    68

FINANCIAL HIGHLIGHTS....................................................    76

NOTES TO FINANCIAL STATEMENTS...........................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................   100

SUPPLEMENTAL INFORMATION................................................   101

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS...........................   103

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

More than a full year into the recovery that officially began in mid-2009, the U.S. economy has been growing, but unevenly. Corporate profits, consumer spending and some manufacturing measures have been rising or holding steady, while the employment and housing markets have remained stagnant. A soft patch occurred in mid-2010, when a debt crisis struck Greece, and the potential for a double-dip U.S. recession loomed. While slipping back into recession appears less likely, the U.S. economy has yet to create much in the way of jobs or wean itself off government involvement in everything from cars to banks to housing. Still, by the year ended October 2010, investors looked at an economy where stocks were the highest in two years, growth had persisted for five straight quarters and inflation was virtually flat.

Trying to stimulate economic growth, but unable to lower interest rates below their current levels of near zero, the Federal Reserve would like to avoid the specter of deflation and so has resorted to the controversial practice of printing money to buy government bonds, otherwise known as quantitative easing. Proponents hope it will produce more than modest support for the economy, while driving long-term interest rates even lower, thus encouraging businesses and individuals to borrow. Critics contend that it could push down the dollar's value, triggering commodity price rises, and set the stage for inflation above the Fed's generally accepted range of about 2%. Markets reacted positively to the prospect of this new bout of bond buying by the Fed, as stock prices grew about 13% from Labor Day until Halloween, compared with about a 1% rise for corporate bonds. Other analysts attributed the rally to the shift in the political alignment in Washington based on the mid-term elections, which is expected to slow down or even reverse recent overhauls of health care and financial regulation, as well as more prominently address ways to reduce public debt.

2011 OUTLOOK

As the impact wanes from recent catalysts such as Congressional realignment, quantitative easing and positive earnings and economic reports, markets are apt to wake up to the reality of a continuing sluggish economy and political stalemate in Washington. Some analysts are expecting an easing of monetary policy globally, as the world responds to a weaker dollar and looser U.S. financial conditions. Many are maintaining neutral allocations across major asset classes, with an emphasis on growth outside the U.S. market, particularly in emerging markets. Favored areas include commodities and growth stocks paying a dividend. Equities are expected to offer the highest risk premia in the coming months, and corporate paper is favored over government securities as the era of extraordinary returns in credit may be coming to an end.

RYDEX|SGI ETFS

ETFs have continued to enjoy popularity in the current uncertain market environment, and not just because of their well-known benefits of transparency, convenience and low cost. ETFs incorporate some of the most innovative product development and fastest asset growth in the financial industry. There was a 27% increase in assets under management in ETFs over the 12 month period ended September 30, 2010, according to the Investment Company Institute. As of October 2010, there were about 1,000 exchange traded funds with about $900 billion in assets in the U.S. and more than $1 trillion globally.

At Rydex|SGI, assets under management increased by 7% during the past 12 months, and the firm closed 12 leveraged or inverse ETFs as it rationalized its product line-up. Today, the firm offers 28 exchange traded products, including currency funds, two leveraged or inverse products, nine sector funds, six pure style funds, a mega cap fund and an equal weight S&P 500 Index* fund, our best-known ETF.

GUGGENHEIM PARTNERS

As you may know, Security Global Investors' (SGI) parent firm, Security Benefit Corporation (Security Benefit), was acquired this year by a group of investors led by Guggenheim Partners. Guggenheim Partners is a diversified financial services firm with $100 billion in assets under supervision and a well-known name in the investment-management industry. We look forward to a long and productive relationship with Guggenheim Partners, as we do with you, our shareholders, and thank you for the trust you place in us.

Sincerely,

-s- Michael Byrum
Michael Byrum
President and Chief Investment Officer

                                                               ANNUAL REPORT   3





LETTER TO OUR SHAREHOLDERS (concluded)
--------------------------------------------------------------------------------



* The S&P Equal Weight Index is an unmanaged equal-weighted version of the S&P 500 Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks, chosen by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P") on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock's weight is proportionate to its market value, each stock in the S&P Equal Weight Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index. As of December 31, 2009, the S&P 500 Equal Weight Index included companies with a capitalization range of $1.1 billion to $323.8 billion.

FOR MORE COMPLETE INFORMATION REGARDING RYDEXSHARES, CALL 800.820.0888 FOR A PROSPECTUS AND A SUMMARY PROSPECTUS (IF AVAILABLE). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF A FUND BEFORE INVESTING. THE FUND'S PROSPECTUS AND ITS SUMMARY PROSPECTUS (IF AVAILABLE) CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. PLEASE READ THE PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ETFS MAY NOT BE SUITABLE FOR ALL INVESTORS. - Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. - ETF Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of an ETF's holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Tracking error risk may cause the Fund's performance to be less than you expect. - Each ETF discussed is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex|SGI and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

THE FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for Rydex Advisors, LLC and Rydex Advisors II, LLC. Security Global Investors and RDL are affiliates and subsidiaries of Security Benefit, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

4




FEES AND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2010 and held for the six months ended October 31, 2010.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/10    10/31/10   4/30/10 TO 10/31/10
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex S&P 500 Pure Value ETF...............    0.35%   $1,000.00   $  945.20          $1.72
  Rydex S&P 500 Pure Growth ETF..............    0.35%   $1,000.00   $1,086.20          $1.84
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%   $1,000.00   $  935.00          $1.71
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.35%   $1,000.00   $1,067.90          $1.82
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%   $1,000.00   $  871.30          $1.65
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%   $1,000.00   $1,032.80          $1.79
  Rydex S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%   $1,000.00   $  980.20          $2.50
  Rydex S&P Equal Weight Consumer Staples
     ETF.....................................    0.50%   $1,000.00   $1,037.10          $2.57
  Rydex S&P Equal Weight Energy ETF..........    0.50%   $1,000.00   $1,002.20          $2.52
  Rydex S&P Equal Weight Financials ETF......    0.50%   $1,000.00   $  950.20          $2.46
  Rydex S&P Equal Weight Health Care ETF.....    0.50%   $1,000.00   $1,013.00          $2.54
  Rydex S&P Equal Weight Industrials ETF.....    0.50%   $1,000.00   $  998.70          $2.52
  Rydex S&P Equal Weight Materials ETF.......    0.50%   $1,000.00   $1,045.90          $2.58
  Rydex S&P Equal Weight Technology ETF......    0.50%   $1,000.00   $1,049.00          $2.58
  Rydex S&P Equal Weight Utilities ETF.......    0.50%   $1,000.00   $1,094.20          $2.64
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex S&P 500 Pure Value ETF...............    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex S&P 500 Pure Growth ETF..............    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex S&P MidCap 400 Pure Value ETF........    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex S&P MidCap 400 Pure Growth ETF.......    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex S&P SmallCap 600 Pure Value ETF......    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex S&P SmallCap 600 Pure Growth ETF.....    0.35%   $1,000.00   $1,023.44          $1.79
  Rydex S&P Equal Weight Consumer
     Discretionary ETF.......................    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Consumer Staples
     ETF.....................................    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Energy ETF..........    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Financials ETF......    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Health Care ETF.....    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Industrials ETF.....    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Materials ETF.......    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Technology ETF......    0.50%   $1,000.00   $1,022.68          $2.55
  Rydex S&P Equal Weight Utilities ETF.......    0.50%   $1,000.00   $1,022.68          $2.55



--------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

                                                               ANNUAL REPORT   5





PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. Net Asset Value, or "NAV," is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                               NUMBER OF DAYS
                               -----------------------------------------------------------------------------
                                              RYDEX
                                    RYDEX   S&P 500    RYDEX S&P     RYDEX S&P      RYDEX S&P      RYDEX S&P
                                  S&P 500      PURE   MIDCAP 400    MIDCAP 400   SMALLCAP 600   SMALLCAP 600
                               PURE VALUE    GROWTH   PURE VALUE   PURE GROWTH     PURE VALUE    PURE GROWTH
PREMIUM/DISCOUNT RANGE                ETF       ETF          ETF           ETF            ETF            ETF
----------------------         ----------   -------   ----------   -----------   ------------   ------------
Greater Than 3%..............         2          2           6            0              4              4
Between 1.01% and 3%.........        32         17          28           11             21             45
Between .51% and 1%..........        46         32          38           24             42             49
Between .26% and .5%.........        64         62          64           35             83             93
Between 0% and .25%..........       537        580         477          586            479            421
Between -0.01% and -0.25%....       524        529         546          550            535            483
Between -0.26% and -0.5%.....        69         64          76           84             84            118
Between -0.51% and -1%.......        40         29          43           36             53             80
Between -1.01% and -3%.......        30         29          56           20             40             49
Less Than -3%................         3          3          13            1              6              5
                                  -----      -----       -----        -----          -----          -----
Total........................     1,347      1,347       1,347        1,347          1,347          1,347
                                  -----      -----       -----        -----          -----          -----




                                                          PERCENTAGE OF TOTAL DAYS
                               -----------------------------------------------------------------------------
                                              RYDEX        RYDEX
                                    RYDEX   S&P 500   S&P MIDCAP     RYDEX S&P      RYDEX S&P      RYDEX S&P
                                  S&P 500      PURE     400 PURE    MIDCAP 400   SMALLCAP 600   SMALLCAP 600
                               PURE VALUE    GROWTH        VALUE   PURE GROWTH     PURE VALUE    PURE GROWTH
PREMIUM/DISCOUNT RANGE                ETF       ETF          ETF           ETF            ETF            ETF
----------------------         ----------   -------   ----------   -----------   ------------   ------------
Greater Than 3%..............      0.15%       0.15%      0.45%         0.00%         0.30%          0.30%
Between 1.01% and 3%.........      2.38%       1.26%      2.08%         0.82%         1.56%          3.34%
Between .51% and 1%..........      3.41%       2.38%      2.82%         1.78%         3.12%          3.64%
Between .26% and .5%.........      4.75%       4.60%      4.75%         2.60%         6.16%          6.90%
Between 0% and .25%..........     39.87%      43.07%     35.41%        43.51%        35.56%         31.25%
Between -0.01% and -0.25%....     38.90%      39.27%     40.53%        40.83%        39.73%         35.86%
Between -0.26% and -0.5%.....      5.12%       4.75%      5.64%         6.24%         6.24%          8.76%
Between -0.51% and -1%.......      2.97%       2.15%      3.19%         2.67%         3.93%          5.94%
Between -1.01% and -3%.......      2.23%       2.15%      4.16%         1.48%         2.97%          3.64%
Less Than -3%................      0.22%       0.22%      0.97%         0.07%         0.45%          0.37%
                                 ------      ------     ------        ------        ------         ------
Total........................    100.00%     100.00%    100.00%       100.00%       100.00%        100.00%
                                 ------      ------     ------        ------        ------         ------


6




PREMIUM AND DISCOUNT INFORMATION (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                                        NUMBER OF DAYS
                           -------------------------------------------------------------------------------------------------------
                                   RYDEX       RYDEX
                               S&P EQUAL   S&P EQUAL       RYDEX        RYDEX         RYDEX         RYDEX       RYDEX        RYDEX
                                  WEIGHT      WEIGHT   S&P EQUAL    S&P EQUAL     S&P EQUAL     S&P EQUAL   S&P EQUAL    S&P EQUAL
                                CONSUMER    CONSUMER      WEIGHT       WEIGHT        WEIGHT        WEIGHT      WEIGHT       WEIGHT
                           DISCRETIONARY     STAPLES      ENERGY   FINANCIALS   HEALTH CARE   INDUSTRIALS   MATERIALS   TECHNOLOGY
PREMIUM/DISCOUNT RANGE               ETF         ETF         ETF          ETF           ETF           ETF         ETF          ETF
----------------------     -------------   ---------   ---------   ----------   -----------   -----------   ---------   ----------
Greater Than 30%........           0             0           0            1            0             0            0            0
Between 10.01% and 30%..           0             0           0            1            0             0            0            0
Between 8.01% and 10%...           1             0           0            0            0             0            0            0
Between 3.01% and 8%....           7             0           7           12            0             6            3            6
Between 1.01% and 3%....          24            25          33           57            7            48           36           26
Between .51% and 1%.....          34            48          63           58           31            51           45           39
Between .26% and .5%....          39            64          74           61           65            70           53           54
Between 0% and .25%.....         449           410         356          353          477           364          435          459
Between -0.01% and
  -0.25%................         472           443         394          395          471           421          437          429
Between -0.26% and
  -0.5%.................          78            99         102           81           79            93           72           72
Between -0.51% and -1%..          47            66          82           72           38            78           51           54
Between -1.01% and -3%..          18            21          51           67            8            42           39           35
Between -3.01% and -8%..           6             0          13           16            0             3            5            2
Between -8.01% and
  -10%..................           1             0           0            1            0             0            0            0
Between -10.01% and
  -30%..................           0             0           0            1            0             0            0            0
Less Than -30%..........           0             0           1            0            0             0            0            0
                               -----         -----       -----        -----        -----         -----        -----        -----
Total...................       1,176         1,176       1,176        1,176        1,176         1,176        1,176        1,176
                               -----         -----       -----        -----        -----         -----        -----        -----

                           NUMBER OF
                              DAYS
                           ---------
                               RYDEX
                           S&P EQUAL
                              WEIGHT
                           UTILITIES
PREMIUM/DISCOUNT RANGE           ETF
----------------------     ---------
Greater Than 30%........         0
Between 10.01% and 30%..         0
Between 8.01% and 10%...         0
Between 3.01% and 8%....         2
Between 1.01% and 3%....        39
Between .51% and 1%.....        44
Between .26% and .5%....        72
Between 0% and .25%.....       393
Between -0.01% and
  -0.25%................       423
Between -0.26% and
  -0.5%.................        93
Between -0.51% and -1%..        76
Between -1.01% and -3%..        28
Between -3.01% and -8%..         5
Between -8.01% and
  -10%..................         0
Between -10.01% and
  -30%..................         0
Less Than -30%..........         1
                             -----
Total...................     1,176
                             -----




                                                                   PERCENTAGE OF TOTAL DAYS
                           -------------------------------------------------------------------------------------------------------
                                   RYDEX       RYDEX
                               S&P EQUAL   S&P EQUAL       RYDEX        RYDEX         RYDEX         RYDEX       RYDEX        RYDEX
                                  WEIGHT      WEIGHT   S&P EQUAL    S&P EQUAL     S&P EQUAL     S&P EQUAL   S&P EQUAL    S&P EQUAL
                                CONSUMER    CONSUMER      WEIGHT       WEIGHT        WEIGHT        WEIGHT      WEIGHT       WEIGHT
                           DISCRETIONARY     STAPLES      ENERGY   FINANCIALS   HEALTH CARE   INDUSTRIALS   MATERIALS   TECHNOLOGY
PREMIUM/DISCOUNT RANGE               ETF         ETF         ETF          ETF           ETF           ETF         ETF          ETF
----------------------     -------------   ---------   ---------   ----------   -----------   -----------   ---------   ----------
Greater Than 30%........         0.00%         0.00%       0.00%       0.09%         0.00%         0.00%        0.00%       0.00%
Between 10.01% and 30%..         0.00%         0.00%       0.00%       0.09%         0.00%         0.00%        0.00%       0.00%
Between 8.01% and 10%...         0.09%         0.00%       0.00%       0.00%         0.00%         0.00%        0.00%       0.00%
Between 3.01% and 8%....         0.60%         0.00%       0.60%       1.02%         0.00%         0.51%        0.26%       0.51%
Between 1.01% and 3%....         2.04%         2.13%       2.81%       4.85%         0.60%         4.08%        3.06%       2.21%
Between .51% and 1%.....         2.89%         4.08%       5.36%       4.92%         2.64%         4.34%        3.82%       3.32%
Between .26% and .5%....         3.31%         5.44%       6.29%       5.18%         5.52%         5.95%        4.50%       4.59%
Between 0% and .25%.....        38.17%        34.86%      30.26%      30.01%        40.56%        30.95%       36.99%      39.03%
Between -0.01% and
  -0.25%................        40.14%        37.67%      33.50%      33.59%        40.05%        35.80%       37.16%      36.48%
Between -0.26% and
  -0.5%.................         6.63%         8.42%       8.67%       6.89%         6.72%         7.91%        6.12%       6.12%
Between -0.51% and -1%..         4.00%         5.61%       6.97%       6.12%         3.23%         6.63%        4.34%       4.59%
Between -1.01% and -3%..         1.53%         1.79%       4.34%       5.70%         0.68%         3.57%        3.32%       2.98%
Between -3.01% and -8%..         0.51%         0.00%       1.11%       1.36%         0.00%         0.26%        0.43%       0.17%
Between -8.01% and
  -10%..................         0.09%         0.00%       0.00%       0.09%         0.00%         0.00%        0.00%       0.00%
Between -10.01% and
  -30%..................         0.00%         0.00%       0.00%       0.09%         0.00%         0.00%        0.00%       0.00%
Less Than -30%..........         0.00%         0.00%       0.09%       0.00%         0.00%         0.00%        0.00%       0.00%
                               ------        ------      ------      ------        ------        ------       ------      ------
Total...................       100.00%       100.00%     100.00%     100.00%       100.00%       100.00%      100.00%     100.00%
                               ------        ------      ------      ------        ------        ------       ------      ------

                            PERCENT-
                             AGE OF
                             TOTAL
                              DAYS
                           ---------
                               RYDEX
                           S&P EQUAL
                              WEIGHT
                           UTILITIES
PREMIUM/DISCOUNT RANGE           ETF
----------------------     ---------
Greater Than 30%........       0.00%
Between 10.01% and 30%..       0.00%
Between 8.01% and 10%...       0.00%
Between 3.01% and 8%....       0.17%
Between 1.01% and 3%....       3.32%
Between .51% and 1%.....       3.74%
Between .26% and .5%....       6.12%
Between 0% and .25%.....      33.41%
Between -0.01% and
  -0.25%................      35.97%
Between -0.26% and
  -0.5%.................       7.91%
Between -0.51% and -1%..       6.46%
Between -1.01% and -3%..       2.38%
Between -3.01% and -8%..       0.43%
Between -8.01% and
  -10%..................       0.00%
Between -10.01% and
  -30%..................       0.00%
Less Than -30%..........       0.09%
                             ------
Total...................     100.00%
                             ------


                                                               ANNUAL REPORT   7




RYDEX S&P 500 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P 500 Pure Value ETF returned 22.67%. Over the year, its benchmark, the S&P 500 Pure Value Total Return Index*, posted a return of 23.30%. For the period, RPV achieved a correlation of over 99% to its benchmark of the daily price movement of the S&P 500 Pure Value Total Return Index. The heavily weighted financials sector (25.87% return) was the largest contributor to performance during the period, followed by consumer discretionary (19.11%) and utilities (35.18%). The sector contributing the least to performance was lightly weighted telecommunication services (38.68%). No sector was a detractor from performance.

From a style perspective, growth outperformed value at all cap levels by two-to-four percentage points (small cap growth had the greatest differential). Within the value space, mid-cap value stocks significantly outperformed large-cap value stocks, but only slightly beat performance of small-cap value stocks. The 23.30% return of the S&P 500 Pure Value Total Return Index outperformed both the S&P 500 Value Total Return Index* (15.55%) and the broad S&P 500 Total Return Index* (16.52%) for the year.

* The S&P 500 Value Total Return Index consists of value companies in the Standard & Poor's 500 Index (S&P 500), which is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues). The S&P 500 Pure Value Index is narrow in focus, containing only those S&P 500 companies with strong value characteristics as selected by S&P. As of December 31, 2009, the S&P 500(R) Pure Value Index included 126 of the constituents that comprise the S&P
  500. As of December 31, 2009, the S&P 500 Pure Value Index included companies with a capitalization range of $1.1 billion to $154.5 billion.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                           S&P 500
                           RYDEX S&P     PURE VALUE        S&P 500
                            500 PURE    TOTAL RETURN     VALUE TOTAL
                           VALUE ETF        INDEX       RETURN INDEX
                           ---------    ------------    ------------
3/1/2006                    10000.00      10000.00        10000.00
4/30/2006                   10378.00      10382.00        10357.00
7/31/2006                   10264.00      10273.00        10240.00
10/31/2006                  11027.00      11053.00        11029.00
1/31/2007                   11733.00      11775.00        11700.00
4/30/2007                   12335.00      12392.00        12140.00
7/31/2007                   11731.00      11793.00        11860.00
10/31/2007                  11888.00      11961.00        12523.00
1/31/2008                   11253.00      11345.00        11318.00
4/30/2008                   10063.00      10137.00        11076.00
7/31/2008                    8494.00       8566.00         9979.00
10/31/2008                   6450.00       6495.00         7756.00
1/31/2009                    4803.00       4853.00         6261.00
4/30/2009                    5646.00       5710.00         6639.00
7/31/2009                    6965.00       7068.00         7618.00
10/31/2009                   7978.00       8114.00         7987.00
1/31/2010                    8841.00       9012.00         8462.00
4/30/2010                   10356.00      10571.00         9423.00
7/31/2010                    9404.00       9605.00         8758.00
10/31/2010                   9786.00      10004.00         9228.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (03/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P 500 PURE VALUE ETF.........................    22.67%      (6.28)%           (0.46)%
S&P 500 PURE VALUE TOTAL RETURN INDEX................    23.30%      (5.77)%             0.01%
S&P 500 VALUE TOTAL RETURN INDEX.....................    15.55%      (9.68)%           (1.71)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

8



RYDEX S&P 500 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SUNOCO, INC.                                                               2.83%
TESORO CORP.                                                               2.83%
VALERO ENERGY CORP.                                                        2.56%
HUNTINGTON BANCSHARES, INC.                                                2.49%
INTEGRYS ENERGY GROUP, INC.                                                2.38%
ZIONS BANCORP.                                                             2.04%
HUMANA, INC.                                                               1.97%
CARDINAL HEALTH, INC.                                                      1.90%
SUNTRUST BANKS, INC.                                                       1.90%
TYSON FOODS, INC. -- CLASS A                                               1.89%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Financials                                   26.27
Utilities                                    16.93
Energy                                       12.65
Health Care                                  11.47
Consumer Discretionary                        9.10
Consumer Staples                              8.46
Industrials                                   6.59
Materials                                     3.41
Telecommunication Services                    2.92
Information Technology                        2.20




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT   9




RYDEX S&P 500 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P 500 Pure Growth ETF returned 31.51%. Over the year, its benchmark, the S&P 500 Pure Growth Total Return Index*, turned in a 32.04% return. For the period, RPG achieved over 99% correlation to its benchmark on a daily basis. By far the largest contributor to performance, the information technology sector, returned 43.18% during the period, followed by consumer discretionary (50.23%). Utilities returned 4.67% and contributed the least to portfolio return. No sector detracted from performance for the year.

From a style perspective, large-cap growth stocks slightly outperformed large-cap value stocks. Within the growth space, mid-cap growth stocks significantly outperformed large-cap growth stocks, but just beat performance of small-cap growth stocks. The S&P 500 Pure Growth Total Return Index (32.04%) roughly doubled performance of both the S&P 500 Growth Total Return Index* (17.55%) and the broad S&P 500 Total Return Index* (16.52%) for the year.

* The S&P 500 Growth Total Return Index consists of growth companies in the Standard & Poor's 500 Index (S&P 500), which is a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues). The S&P 500 Pure Growth Index is narrow in focus, containing only those S&P 500 companies with strong growth characteristics as selected by S&P. As of December 31, 2009, the S&P 500 Pure Growth Index included 125 of the constituents that comprise the S&P
  500. As of December 31, 2009, the S&P 500 Pure Growth Index included companies with a capitalization range of $2.1 billion to $271.3 billion.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                            S&P 500
                            RYDEX S&P     PURE GROWTH       S&P 500
                            500 PURE     TOTAL RETURN    GROWTH TOTAL
                           GROWTH ETF        INDEX       RETURN INDEX
                           ----------    ------------    ------------
3/1/2006                    10000.00       10000.00        10000.00
4/30/2006                    9974.00        9977.00         9994.00
7/31/2006                    9404.00        9419.00         9677.00
10/31/2006                  10277.00       10305.00        10567.00
1/31/2007                   10714.00       10754.00        10955.00
4/30/2007                   11124.00       11177.00        11316.00
7/31/2007                   10804.00       10866.00        11270.00
10/31/2007                  11592.00       11667.00        12216.00
1/31/2008                   10320.00       10386.00        10819.00
4/30/2008                   10741.00       10822.00        11269.00
7/31/2008                    9990.00       10069.00        10561.00
10/31/2008                   7187.00        7245.00         8044.00
1/31/2009                    6416.00        6469.00         7308.00
4/30/2009                    7389.00        7459.00         7810.00
7/31/2009                    8407.00        8493.00         8825.00
10/31/2009                   9156.00        9259.00         9360.00
1/31/2010                    9543.00        9656.00         9590.00
4/30/2010                   11085.00       11235.00        10618.00
7/31/2010                   10283.00       10429.00         9947.00
10/31/2010                  12041.00       12225.00        11002.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (03/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P 500 PURE GROWTH ETF........................    31.51%        1.28%             4.06%
S&P 500 PURE GROWTH TOTAL RETURN INDEX...............    32.04%        1.58%             4.40%
S&P 500 GROWTH TOTAL RETURN INDEX....................    17.55%      (3.43)%             2.07%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

10



RYDEX S&P 500 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PRICELINE.COM, INC.                                                        2.63%
SALESFORCE.COM, INC.                                                       2.46%
RED HAT, INC.                                                              2.44%
AKAMAI TECHNOLOGIES, INC.                                                  2.23%
COGNIZANT TECHNOLOGY SOLUTIONS CORP. -- CLASS A                            2.14%
NETAPP, INC.                                                               2.07%
AMAZON.COM, INC.                                                           1.98%
WYNN RESORTS LTD.                                                          1.77%
APPLE, INC.                                                                1.74%
CF INDUSTRITES HOLDINGS, INC.                                              1.59%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       29.10
Consumer Discretionary                       22.82
Energy                                       15.31
Health Care                                  11.70
Financials                                    7.02
Industrials                                   6.35
Materials                                     5.93
Consumer Staples                              1.77




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  11




RYDEX S&P MIDCAP 400 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P MidCap Pure Value ETF returned 28.75%. Over the year, its benchmark, the S&P MidCap 400 Pure Value Total Return Index*, posted a 29.52% return. RFV achieved over 98% correlation to its benchmark on a daily basis. Financials (36.22%) and industrials (30.40%) were the biggest contributors to performance. The energy sector had performance of 13.64%, making it the lowest contributor to portfolio performance.

From a style perspective, growth outperformed value at all cap levels by two-to-four percentage points (small cap growth had the greatest differential). Within the value space, mid-cap value stocks significantly outperformed large-cap value stocks, but only slightly beat performance of small-cap value stocks. The S&P MidCap 400 Pure Value Total Return Index (29.52%) outperformed both the S&P MidCap 400 Value Total Return Index* (25.77%) and the broader S&P MidCap 400 Total Return Index* (27.64%) for the year.

* The S&P MidCap 400 Total Return Index measures the performance of the mid capitalization sector of the U.S. equity market. S&P MidCap 400 Value Total Return Index consists of value companies of the S&P MidCap 400. The S&P MidCap 400 Pure Value Index is narrow in focus, containing only those S&P MidCap 400 companies with strong value characteristics as selected by S&P. As of December 31, 2009, the S&P MidCap 400 Pure Value Index included 93 of the constituents that comprise the S&P MidCap 400. As of December 31, 2009, the S&P MidCap 400 Pure Value Index included companies with a capitalization range of $293.8 million to $4.7 billion.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                            RYDEX S&P     S&P MIDCAP      S&P MIDCAP
                           MIDCAP 400      400 PURE        400 VALUE
                           PURE VALUE     VALUE TOTAL    TOTAL RETURN
                               ETF       RETURN INDEX        INDEX
                           ----------    ------------    ------------
3/1/2006                    10000.00       10000.00        10000.00
4/30/2006                   10181.00       10187.00        10339.00
7/31/2006                    9911.00        9926.00         9701.00
10/31/2006                  10646.00       10674.00        10311.00
1/31/2007                   11572.00       11617.00        10996.00
4/30/2007                   12055.00       12114.00        11563.00
7/31/2007                   11337.00       11402.00        11174.00
10/31/2007                  11706.00       11778.00        11648.00
1/31/2008                   10975.00       11013.00        10366.00
4/30/2008                   10608.00       10614.00        10710.00
7/31/2008                    9574.00        9588.00        10176.00
10/31/2008                   6818.00        6826.00         7433.00
1/31/2009                    5188.00        5227.00         6506.00
4/30/2009                    6392.00        6448.00         7236.00
7/31/2009                    7878.00        7954.00         8125.00
10/31/2009                   8410.00        8502.00         8512.00
1/31/2010                    9673.00        9808.00         9273.00
4/30/2010                   11579.00       11755.00        10838.00
7/31/2010                   10104.00       10265.00         9967.00
10/31/2010                  10827.00       11011.00        10705.00




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (03/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P MIDCAP 400 PURE VALUE ETF..................    28.75%      (2.57)%             1.71%
S&P MIDCAP 400 PURE VALUE TOTAL RETURN INDEX.........    29.52%      (2.22)%             2.08%
S&P MIDCAP 400 VALUE TOTAL RETURN INDEX..............    25.77%      (2.77)%             1.47%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

12



RYDEX S&P MIDCAP 400 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CATHAY GENERAL BANCORP.                                                    3.68%
FOOT LOCKER, INC.                                                          2.92%
KINDRED HEALTHCARE, INC.                                                   2.64%
TEREX CORP.                                                                2.59%
SAKS, INC.                                                                 2.44%
FRONTIER OIL CORP.                                                         2.44%
ASHLAND, INC.                                                              2.41%
HEALTH NET, INC.                                                           2.32%
REGIS CORP.                                                                2.32%
BJ'S WHOLESALE CLUB, INC.                                                  2.21%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Industrials                                  20.91
Consumer Discretionary                       15.29
Financials                                   14.48
Information Technology                       10.09
Utilities                                     9.60
Health Care                                   9.27
Consumer Staples                              8.35
Energy                                        5.70
Materials                                     5.42
Telecommunication Services                    0.89




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  13




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P MidCap Pure Growth ETF returned 33.32%. Over the year, its benchmark, the S&P MidCap 400 Pure Growth Total Return Index*, turned in a 33.75% total return. RFG achieved over 99% correlation to its benchmark on a daily basis. Consumer discretionary (46.51%) and information technology (39.53%) were large contributors to performance. No sectors had a negative impact on performance during the period.

Mid-cap growth stocks were the best performing pure style box, beating all capitalizations in the growth space and both core and value mid-caps. The S&P MidCap 400 Pure Growth Total Return Index (33.75%) outperformed both the S&P MidCap 400 Growth Total Return Index* (29.52%) and the broader S&P MidCap 400 Total Return Index* (27.64%) for the year.

* The S&P MidCap 400 Total Return Index measures the performance of the mid capitalization sector of the U.S. equity market. S&P MidCap 400 Growth Total Return Index consists of growth companies of the S&P MidCap 400. The S&P MidCap 400 Pure Growth Index is narrow in focus, containing only those S&P MidCap 400 companies with strong growth characteristics as selected by S&P. As of December 31, 2009, the S&P MidCap 400 Pure Growth Index included 114 of the constituents that comprise the S&P MidCap 400. As of December 31, 2009, the S&P MidCap 400 Pure Growth Index included companies with a capitalization range of $883.5 million to $6.8 billion.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                             RYDEX S&P     S&P SMALLCAP         S&P
                           SMALLCAP 600      600 PURE      SMALLCAP 600
                            PURE GROWTH    GROWTH TOTAL    GROWTH TOTAL
                                ETF        RETURN INDEX    RETURN INDEX
                           ------------    ------------    ------------
3/1/2006                       10000           10000           10000
4/30/2006                      10394           10401           10336
7/31/2006                       9496            9510            9471
10/31/2006                      9947            9970           10007
1/31/2007                      10402           10436           10487
4/30/2007                      10763           10809           10993
7/31/2007                      10663           10715           10925
10/31/2007                     11432           11498           11836
1/31/2008                       9946           10000           10197
4/30/2008                       9822            9860           10465
7/31/2008                       9647            9685           10349
10/31/2008                      7425            7459            7781
1/31/2009                       6170            6174            6458
4/30/2009                       7401            7408            7223
7/31/2009                       8526            8543            8233
10/31/2009                      8757            8781            8381
1/31/2010                       9237            9286            8960
4/30/2010                      10777           10845           10529
7/31/2010                      10065           10137            9885
10/31/2010                     11130           11220           10735




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (03/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P MIDCAP 400 PURE GROWTH ETF.................    33.32%        5.78%             6.72%
S&P MIDCAP 400 PURE GROWTH TOTAL RETURN INDEX........    33.75%        6.18%             7.11%
S&P MIDCAP 400 GROWTH TOTAL RETURN INDEX.............    29.52%      (0.05)%             3.74%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

14



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
NETFLIX, INC.                                                              4.36%
GREEN MOUNTAIN COFFEE ROASTERS, INC.                                       2.66%
BUCYRUS INTERNATIONAL, INC. -- CLASS. A                                    2.28%
RIVERBED TECHNOLOGY, INC.                                                  2.19%
F5 NETWORKS, INC.                                                          2.03%
CHIPOTLE MEXICAN GRILL, INC. -- CLASS. A                                   1.91%
CHEESECAKE FACTORY, INC. (THE)                                             1.89%
NEWMARKET CORP.                                                            1.80%
FOSSIL, INC.                                                               1.75%
JONES LANG LASALLE, INC.                                                   1.73%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       28.98
Information Technology                       23.50
Health Care                                  11.28
Industrials                                  11.25
Energy                                        8.45
Materials                                     5.58
Financials                                    5.53
Consumer Staples                              3.75
Telecommunication Services                    1.68




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  15




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P SmallCap Pure Value ETF returned 21.07%. Over the year, its benchmark, the S&P SmallCap 600 Pure Value Total Return Index*, turned in a 19.29% return. RZV achieved over 99% correlation to its benchmark on a daily basis. The largest contributor to performance was the consumer discretionary (46.41%) sector. Financials (16.32%) also contributed. The only detractor to performance was the consumer staples (-2.60%) sector.

From a style perspective, growth outperformed value at all cap levels by two-to-four percentage points (small cap growth had the greatest differential). Within the value space, mid-cap value stocks significantly outperformed large-cap value stocks, but only slightly beat performance of small-cap value stocks. The S&P SmallCap 600 Pure Value Index (19.29%) underperformed the S&P SmallCap 600 Value Index* (24.56%) and the broad S&P SmallCap 600 Index* (26.27%) for the year.

* The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market. The S&P SmallCap 600 Value Index consists of value companies in the S&P 600. The S&P SmallCap 600 Pure Value Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong value characteristics as selected by S&P. As of December 31, 2009, the S&P SmallCap 600 Pure Value Index included 123 of the constituents that comprise the S&P SmallCap 600. As of December 31, 2009, the S&P SmallCap 600 Pure Value Index included companies with a capitalization range of $57.7 million to $1.8 billion.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                             RYDEX S&P     S&P SMALLCAP    S&P SMALLCAP
                           SMALLCAP 600      600 PURE        600 VALUE
                            PURE VALUE      VALUE TOTAL    TOTAL RETURN
                                ETF        RETURN INDEX        INDEX
                           ------------    ------------    ------------
3/1/2006                       10000           10000           10000
4/30/2006                      10359           10368           10351
7/31/2006                       9714            9728            9593
10/31/2006                     10519           10538           10519
1/31/2007                      11319           11355           11041
4/30/2007                      11418           11462           11267
7/31/2007                      10559           10602           10836
10/31/2007                      9953            9989           11110
1/31/2008                       9345            9406            9834
4/30/2008                       8483            8541            9818
7/31/2008                       7995            8028            9630
10/31/2008                      6323            6343            7670
1/31/2009                       4099            4169            6187
4/30/2009                       5956            6056            6925
7/31/2009                       8150            8289            7855
10/31/2009                      7903            8043            7937
1/31/2010                       8633            8610            8611
4/30/2010                      10979           10964           10373
7/31/2010                       9127            9144            9294
10/31/2010                      9567            9594            9886




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (03/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P SMALLCAP 600 PURE VALUE ETF................    21.07%      (1.31)%           (0.94)%
S&P SMALLCAP 600 PURE VALUE TOTAL RETURN INDEX.......    19.29%      (1.34)%           (0.88)%
S&P SMALLCAP 600 VALUE TOTAL RETURN INDEX............    24.56%      (3.82)%           (0.25)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

16



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
QUIKSILVER, INC.                                                           3.63%
TUESDAY MORNING CORP.                                                      2.58%
BASIC ENERGY SERVICES, INC.                                                1.91%
NATIONAL FINANCIAL PARTNERS CORP.                                          1.84%
JAKKS PACIFIC, INC.                                                        1.77%
OSEOTECH, INC.                                                             1.76%
CIBER, INC.                                                                1.74%
PETROLEUM DEVELOPMENT CORP.                                                1.69%
ARCTIC CAT, INC.                                                           1.69%
NCI BUILDING SYSTEMS, INC.                                                 1.68%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Consumer Discretionary                       26.75
Industrials                                  21.80
Financials                                   18.27
Health Care                                   9.00
Information Technology                        7.37
Energy                                        6.25
Consumer Staples                              4.66
Materials                                     4.28
Utilities                                     1.62




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  17




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P SmallCap Pure Growth ETF returned 27.11%. Over the year, its benchmark, the S&P SmallCap 600 Pure Growth Total Return Index*, turned in a 27.76% return. RZG achieved over 99% correlation to its benchmark on a daily basis. The information technology (32.76%) and consumer discretionary (32.21%) sectors were the largest contributors to performance, with materials (2.99%) the smallest contributor to return. No sector detracted from performance during the year.

Small-cap growth stocks were the second-best performing of the pure style boxes, trailing only mid-cap growth. The weakest capitalization space in growth was large-cap. Small-cap growth stocks outperformed small-cap value stocks by about four percentage points for the year. The S&P SmallCap 600 Pure Growth Total Return Index (27.76%) slightly underperformed the S&P SmallCap 600 Growth Total Return Index* (28.08%) and outperformed the broad S&P SmallCap 600 Total Return Index* (26.27%) for the year.

* The S&P SmallCap 600 Index measures the performance of the small capitalization sector of the U.S. equity market. The S&P SmallCap 600 Growth Index consists of growth companies in the S&P 600. The S&P SmallCap 600 Pure Growth Index is narrow in focus, containing only those S&P SmallCap 600 companies with strong growth characteristics as selected by S&P. As of December 31, 2009, the S&P SmallCap 600 Pure Growth Index included 170 of the constituents that comprise the S&P SmallCap 600. As of December 31, 2009, the S&P SmallCap 600 Pure Growth Index included companies with a capitalization range of $142.2 million to $2.8 billion.

          CUMULATIVE FUND PERFORMANCE: MARCH 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                             RYDEX S&P     S&P SMALLCAP         S&P
                           SMALLCAP 600      600 PURE      SMALLCAP 600
                            PURE GROWTH    GROWTH TOTAL    GROWTH TOTAL
                                ETF        RETURN INDEX    RETURN INDEX
                           ------------    ------------    ------------
3/1/2006                       10000           10000           10000
4/30/2006                      10394           10401           10336
7/31/2006                       9496            9510            9471
10/31/2006                      9947            9970           10007
1/31/2007                      10402           10436           10487
4/30/2007                      10763           10809           10993
7/31/2007                      10663           10715           10925
10/31/2007                     11432           11498           11836
1/31/2008                       9946           10000           10197
4/30/2008                       9822            9860           10465
7/31/2008                       9647            9685           10349
10/31/2008                      7425            7459            7781
1/31/2009                       6170            6174            6458
4/30/2009                       7401            7408            7223
7/31/2009                       8526            8543            8233
10/31/2009                      8757            8781            8381
1/31/2010                       9237            9286            8960
4/30/2010                      10777           10845           10529
7/31/2010                      10065           10137            9885
10/31/2010                     11130           11220           10735




AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (03/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P SMALLCAP 600 PURE GROWTH ETF...............    27.11%      (0.89)%             2.32%
S&P SMALLCAP 600 PURE GROWTH TOTAL RETURN INDEX......    27.76%      (0.82)%             2.50%
S&P SMALLCAP 600 GROWTH TOTAL RETURN INDEX...........    28.08%      (3.20)%             1.53%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

18



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CROCS, INC.                                                                1.49%
TRIQUINT SEMICONDUCTOR, INC.                                               1.42%
EBIX, INC.                                                                 1.35%
DOLAN MEDIA CO.                                                            1.34%
ANDERSONS, INC. (THE)                                                      1.31%
NETSCOUT SYSTEMS, INC.                                                     1.30%
SOURCEFIRE, INC.                                                           1.29%
DECKERS OUTDOOR CORP.                                                      1.24%
WRIGHT EXPRESS CORP.                                                       1.24%
PERFICIENT, INC.                                                           1.20%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       33.99
Consumer Discretionary                       25.40
Health Care                                  15.00
Financials                                    7.15
Consumer Staples                              6.30
Energy                                        4.76
Industrials                                   3.33
Materials                                     2.62
Telecommunication Services                    1.45




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  19




RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Consumer Discretionary ETF returned 30.35% compared to its benchmark S&P Equal Weight Consumer Discretionary Total Return Index*, which delivered 30.97% and the capitalization-weighted S&P Consumer Discretionary Total Return Index, which turned in a 33.49% total return in the same time period. The ETF achieved over 99% correlation to its benchmark on a daily basis.

The economic downturn that lasted through most of 2009 compelled consumer discretionary companies to tighten costs and reduce inventories, which played into a profit rebound over the course of 2010. Volatile reports on the strength of consumer sentiment and spending, however, continue to weigh on the sector, as do the increasing cost of commodities underlying many products. Consumer confidence and spending increases will likely be muted until there is a significant improvement in job conditions.

Media (36.80%) was the largest contributor to performance. Diversified consumer services (-24.84%) was the only detractor.

Priceline.com Inc., Ford Motor Co. and Wynn Resorts Ltd. were among the stocks with largest positive contributions to performance for the year. H&R Block Inc., Apollo Group Inc. (Class A) and GameStop Corp. (Class A) were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Consumer Discretionary Index is an unmanaged equal weighted version of the S&P 500 Consumer Discretionary Index that consists of the common stocks of the following industries: automobiles and components, consumer durables, apparel, hotels, restaurants, leisure, media and retailing that comprise the Consumer Discretionary sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Consumer Discretionary Index included companies with a capitalization range of $1.1 billion to $67.4 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                 RYDEX S&P                               S&P EQUAL
                               EQUAL WEIGHT            S&P 500        WEIGHT CONSUMER
                          CONSUMER DISCRETIONARY    TOTAL RETURN    DISCRETIONARY TOTAL
                                    ETF                 INDEX           RETURN INDEX
                          ----------------------    ------------    -------------------
11/1/2006                          10000                10000              10000
1/31/2007                          10767                10566              10779
4/30/2007                          10953                10939              10976
7/31/2007                          10202                10787              10240
10/31/2007                          9960                11539              10027
1/31/2008                           8875                10322               8939
4/30/2008                           8649                10427               8690
7/31/2008                           7532                 9591               7577
10/31/2008                          5652                 7374               5702
1/31/2009                           4523                 6335               4574
4/30/2009                           6171                 6745               6250
7/31/2009                           6934                 7676               7013
10/31/2009                          7583                 8097               7660
1/31/2010                           8348                 8434               8435
4/30/2010                          10085                 9365              10214
7/31/2010                           8945                 8738               9063
10/31/2010                          9885                 9434              10032




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF....    30.35%      (0.25)%           (0.29)%
S&P EQUAL WEIGHT CONSUMER DISCRETIONARY TOTAL RETURN
  INDEX..............................................    30.97%        0.02%             0.08%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

20



RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CARMAX, INC.                                                               1.52%
J.C. PENNEY CO., INC.                                                      1.47%
MCGRAW-HILL COS., INC.                                                     1.42%
CARNIVAL CORP.                                                             1.40%
JOHNSON CONTROLS, INC.                                                     1.39%
EASTMAN KODAK CO.                                                          1.39%
COACH, INC.                                                                1.38%
TIFFANY & CO.                                                              1.37%
WYNN RESORTS LTD.                                                          1.37%
ABERCROMBIE & FITCH CO. -- CLASS A                                         1.36%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Specialty Retail                             23.70
Media                                        21.22
Hotels, Restaurants & Leisure                12.55
Household Durables                           10.58
Multiline Retail                              9.80
Textiles, Apparel & Luxury Goods              5.14
Leisure Equipment & Products                  3.79
Internet & Catalog Retail                     3.76
Diversified Consumer Services                 3.18
Automobiles                                   2.55
Auto Components                               2.46
Distributors                                  1.27




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  21




RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Consumer Staples ETF returned 16.89%. For the same period, its benchmark, the S&P Equal Weight Consumer Staples Total Return Index*, returned 17.67% while the cap-weighted S&P Consumer Staples Total Return Index delivered a 14.91% return. The fund achieved over 99% correlation to its benchmark on a daily basis.

Consumer staples stocks have remained in favor due to their defensive nature and potential to benefit as a safe haven amid uncertainty about the speed of the recovery. They also offer solid fundamentals, attractive dividends and one of the higher exposures to emerging markets among equity sectors.

The food products industry (18.92%) was the largest contributor to performance. None of the industries the fund held during the period had negative performance.

Coca-Cola Enterprises Inc., Estee Lauder Cos. (Class A) and Altria Group Inc. were among the stocks with largest positive contributions to performance for the year. Dean Foods Co., SUPERVALU Inc. and CVS Caremark Corp. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Consumer Staples Index is an unmanaged equal weighted version of the S&P Consumer Staples Index that consists of the common stocks of the following industries: food and drug retailing, beverages, food products, tobacco, household products and personal products that comprise the Consumer Staples sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Consumer Staples Index included companies with a capitalization range of $2.6 billion to $203.7 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                              RYDEX S&P                          S&P EQUAL
                            EQUAL WEIGHT         S&P 500      WEIGHT CONSUMER
                          CONSUMER STAPLES    TOTAL RETURN     STAPLES TOTAL
                                 ETF              INDEX         RETURN INDEX
                          ----------------    ------------    ---------------
11/1/2006                       10000             10000            10000
1/31/2007                       10416             10566            10429
4/30/2007                       10952             10939            10977
7/31/2007                       10421             10787            10498
10/31/2007                      11146             11539            11252
1/31/2008                       10327             10322            10410
4/30/2008                       10713             10427            10802
7/31/2008                       10381              9591            10480
10/31/2008                       8931              7374             9029
1/31/2009                        8381              6335             8471
4/30/2009                        8781              6745             8891
7/31/2009                        9938              7676            10075
10/31/2009                      10681              8097            10847
1/31/2010                       10968              8434            11154
4/30/2010                       12039              9365            12266
7/31/2010                       11778              8738            12010
10/31/2010                      12486              9434            12762




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF..........    16.89%        3.86%             5.71%
S&P EQUAL WEIGHT CONSUMER STAPLES TOTAL RETURN
  INDEX..............................................    17.67%        4.28%             6.29%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

22



RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ESTEE LAUDER COS., INC -- CLASS A                                          2.81%
WALGREEN CO.                                                               2.72%
COCA-COLA ENTERPRISES, INC.                                                2.70%
SAFEWAY, INC.                                                              2.63%
REYNOLDS AMERICAN, INC.                                                    2.59%
CONSTELLATION BRANDS, INC. -- CLASS A                                      2.55%
ALTRIA GROUP, INC.                                                         2.53%
MCCORMICK & CO., INC.                                                      2.49%
COCA-COLA CO. (THE)                                                        2.49%
WHOLE FOODS MARKT, INC.                                                    2.49%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Food Products                                36.15
Food & Staples Retailing                     22.00
Beverages                                    17.28
Tobacco                                      10.12
Household Products                            9.33
Personal Products                             5.12




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  23




RYDEX S&P EQUAL WEIGHT ENERGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Energy ETF returned 13.74%. For the same period, its benchmark, the S&P Equal Weight Energy Total Return Index*, returned 14.43%, outperforming the cap-weighted S&P Energy Index's 7.14% total return. The fund achieved over 99% correlation to its benchmark on a daily basis.

High inventory and slack demand combined to keep the price of a barrel of oil trading in the range of $75-$85 a barrel since last May, although by October it was at the high end of that range. Analysts attributed the rising price to the removal of uncertainty around mid-term elections and the Fed's expected quantitative easing that pushed the dollar lower, supporting oil prices. Inventories are still high worldwide and demand hasn't moved significantly from recessionary levels.

The oil, gas and consumable fuels (12.36%) industry and energy equipment and services (20.83%) contributed the most to performance. None of the Rydex S&P Equal Weight Energy ETF's industries had negative performance during the period.

Pioneer Natural Resources Co., Massey Energy Co. and Smith International were among the stocks with largest positive contributions to performance for the year. Diamond Offshore Drilling Inc., Range Resources Corp. and Cabot Oil & Gas Corp. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Energy Index is an unmanaged equal weighted version of the S&P Energy Index that consists of the common stocks of the following industries: oil and gas exploration, production, marketing, refining and/or transportation and energy equipment and services industries that comprise the Energy sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Energy Index included companies with a capitalization range of $1.8 billion to $323.8 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                                             S&P EQUAL
                             RYDEX S&P        S&P 500      WEIGHT ENERGY
                           EQUAL WEIGHT    TOTAL RETURN     TOTAL RETURN
                            ENERGY ETF         INDEX           INDEX
                           ------------    ------------    -------------
11/1/2006                      10000           10000           10000
1/31/2007                      10383           10566           10398
4/30/2007                      11604           10939           11640
7/31/2007                      12446           10787           12502
10/31/2007                     14027           11539           14113
1/31/2008                      12942           10322           13026
4/30/2008                      15306           10427           15435
7/31/2008                      14244            9591           14375
10/31/2008                      8518            7374            8600
1/31/2009                       7566            6335            7665
4/30/2009                       7977            6745            8102
7/31/2009                       9197            7676            9354
10/31/2009                     10340            8097           10533
1/31/2010                      10510            8434           10725
4/30/2010                      11735            9365           11995
7/31/2010                      10670            8738           10915
10/31/2010                     11760            9434           12052




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT ENERGY ETF....................    13.74%      (5.71)%             4.14%
S&P EQUAL WEIGHT ENERGY TOTAL RETURN INDEX...........    14.43%      (5.12)%             4.78%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

24



RYDEX S&P EQUAL WEIGHT ENERGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MASSEY ENERGY CO.                                                          3.25%
NATIONAL-OILWELL VARCO, INC.                                               3.01%
NABORS INDUSTRIES, INC.                                                    2.83%
SCHLUMBERGER, LTD.                                                         2.79%
WILLIAMS COS., INC. (THE)                                                  2.71%
BAKER HUGHES, INC.                                                         2.69%
ANADARKO PETROLEUM CORP.                                                   2.64%
HESS CORP.                                                                 2.63%
PEABODY ENERGY CORP.                                                       2.60%
QEP RESOURCES, INC.                                                        2.59%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Oil, Gas & Consumable Fuels                  73.54
Energy Equipment & Services                  26.46




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  25




RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Financials ETF returned 19.46%. For the same period, its benchmark, the S&P Equal Weight Financials Total Return Index*, returned 20.12%, outperforming the cap-weighted S&P Financials Index's 4.83% total return. Rydex S&P Equal Weight Financials ETF achieved a daily correlation of over 99% to its benchmark on a daily basis.

The economy is improving, albeit at a tepid and uneven pace, and stability has returned to many financial institutions. Banks have been enjoying high capital levels, ample liquidity and better asset quality, although real-estate weakness remains an issue. There is apprehension about the recently enacted financial regulatory reform and its establishment of a new consumer financial protection bureau, but less concern about the new capitalization requirements called for in the Basel accords. Insurers now offer low historical valuations and solid balance sheets. REIT valuations are off their high for the year, but well-capitalized ones featuring high-quality assets and good management remain in demand.

Real estate investment trusts (46.50%) and insurance (19.03%) were the largest contributors to performance, while thrifts and mortgage finance (-13.63%) was the only industry that detracted from performance.

Apartment Investment & Management Co., CB Richard Ellis Group Inc. (Class A) and Equity Residential were among the stocks bringing the largest positive contributions to performance for the year. Morgan Stanley, People's United Financial Inc. and Bank of America Corp. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Financials Index is an unmanaged equal weighted version of the S&P Financials Index that consists of the common stocks of the following industries: banks, diversified financials, brokerage, asset management insurance and real estate, including investment trusts that comprise the Financials sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Financials Index included companies with a capitalization range of $1.7 billion to $164.2 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                                                S&P EQUAL
                             RYDEX S&P         S&P 500      WEIGHT FINANCIALS
                           EQUAL WEIGHT     TOTAL RETURN       TOTAL RETURN
                          FINANCIALS ETF        INDEX             INDEX
                          --------------    ------------    -----------------
11/1/2006                      10000            10000             10000
1/31/2007                      10745            10566             10765
4/30/2007                      10757            10939             10792
7/31/2007                       9699            10787              9739
10/31/2007                      9777            11539              9831
1/31/2008                       8524            10322              8592
4/30/2008                       7873            10427              7940
7/31/2008                       6504             9591              6581
10/31/2008                      4606             7374              4720
1/31/2009                       3030             6335              3108
4/30/2009                       3553             6745              3674
7/31/2009                       4316             7676              4479
10/31/2009                      4752             8097              4938
1/31/2010                       5050             8434              5255
4/30/2010                       5974             9365              6230
7/31/2010                       5499             8738              5738
10/31/2010                      5676             9434              5932




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT FINANCIALS ETF................    19.46%     (16.57)%          (13.20)%
S&P EQUAL WEIGHT FINANCIALS TOTAL RETURN INDEX.......    20.12%     (15.49)%          (12.25)%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

26



RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
PROLOGIS                                                                   1.47%
AMERICAN INTERNATIONAL GROUP, INC.                                         1.42%
CHARLES SCHWAB CORP. (THE)                                                 1.36%
DISCOVER FINANCIAL SERVICES                                                1.35%
T. ROWE PRICE GROUP, INC.                                                  1.35%
CME GROUP, INC.                                                            1.33%
INVESCO LTD.                                                               1.32%
HOST HOTELS & RESORTS, INC.                                                1.32%
AMERIPRISE FINANCIAL, INC.                                                 1.32%
MOODY'S CORP.                                                              1.32%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Insurance                                    27.25
Capital Markets                              17.84
Real Estate Investment Trusts (REITs)        17.56
Commercial Banks                             16.35
Diversified Financial Services               11.25
Consumer Finance                              4.98
Thrifts & Mortgage Finance                    2.30
Paper & Forest Products                       1.24
Real Estate Management & Development          1.23




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  27




RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Health Care ETF returned 18.64%. For the same period, its benchmark, the S&P Equal Weight Health Care Total Return Index*, returned 19.38% while the cap-weighted S&P Health Care Index delivered a 13.14% return. The fund achieved over 99% correlation to its benchmark on a daily basis.

While the Health Care Reform Act passed in March after contentious debate, its impact on the industry was thrown into some doubt by the outcome of mid-term elections. Most the bill's provisions, including those to expand Medicaid eligibility, subsidize premiums and give businesses incentives to provide health coverage, will take effect over the next four years. While there may be attempts to alter aspects of the legislation, President Obama's veto power is likely to push the battle into the next administration.

Health care providers and services (19.08%) and pharmaceuticals (22.72%) contributed the most to performance for the year. No industry held by the fund detracted from performance.

Millipore, King Pharmaceuticals and Genzyme Corp. were among the stocks with largest positive contributions to performance for the year. Boston Scientific Corp., Tenet Healthcare Corp. and Quest Diagnostics Inc. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Health Care Index is an unmanaged equal weighted version of the S&P Health Care Index that consists of the common stocks of the following industries: health care equipment and supplies, health care providers and services, and biotechnology and pharmaceuticals that comprise the Health Care sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Health Care Index included companies with a capitalization range of $2.4 billion to $177.7 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                             RYDEX S&P                       S&P EQUAL
                           EQUAL WEIGHT       S&P 500      WEIGHT HEALTH
                            HEALTH CARE    TOTAL RETURN      CARE TOTAL
                                ETF            INDEX        RETURN INDEX
                           ------------    ------------    -------------
11/1/2006                      10000           10000           10000
1/31/2007                      10782           10566           10803
4/30/2007                      11490           10939           11540
7/31/2007                      11032           10787           11093
10/31/2007                     11737           11539           11820
1/31/2008                      11120           10322           11329
4/30/2008                      10746           10427           10964
7/31/2008                      11014            9591           11252
10/31/2008                      8572            7374            8777
1/31/2009                       8410            6335            8627
4/30/2009                       8488            6745            8726
7/31/2009                       9910            7676           10215
10/31/2009                     10313            8097           10646
1/31/2010                      11607            8434           12002
4/30/2010                      12077            9365           12515
7/31/2010                      11025            8738           11436
10/31/2010                     12233            9434           12710




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF...............    18.64%        1.39%             5.17%
S&P EQUAL WEIGHT HEALTH CARE TOTAL RETURN INDEX......    19.38%        2.45%             6.18%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

28



RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
KING PHARMACEUTICALS, INC.                                                 2.79%
BOSTON SCIENTIFIC CORP.                                                    2.16%
HUMANA, INC.                                                               2.13%
GILEAD SCIENCES, INC.                                                      2.09%
CELGENE CORP.                                                              2.08%
BAXTER INTERNATIONAL, INC.                                                 2.08%
ALLERGAN, INC.                                                             2.06%
MYLAN, INC.                                                                2.06%
MEDCO HEALTH SOLUTIONS, INC.                                               2.06%
COVENTRY HEALTH CARE, INC.                                                 2.05%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Health Care Providers & Services             31.30
Health Care Equipment & Supplies             24.83
Pharmaceuticals                              21.97
Biotechnology                                11.95
Life Sciences Tools & Services                7.91
Health Care Technology                        2.04




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  29




RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Industrials ETF returned 26.28% compared to its benchmark S&P Equal Weight Industrials Total Return Index* (26.88%) and the capitalization-weighted S&P Industrials Index (28.52%). The fund achieved over 99% correlation to its benchmark on a daily basis.

The industrial sector experienced volatility in 2010, which dissipated as the year progressed. Projections for sales growth and earnings growth for the sector going into the fourth quarter were higher than for the market as a whole, with growth-oriented sectors like industrials poised to benefit in line with the steadily expanding global economy.

Machinery (42.21%) and aerospace and defense (22.73%) were the biggest contributors to performance. Detractors were building products (-7.18%) and construction and engineering (-0.97%).

Cummins Inc., Deere & Co. and Southwest Airlines Co. were among the stocks with largest positive contributions to performance for the year. Iron Mountain Inc., Jacobs Engineering Group Inc. and Quanta Services Inc. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Industrials Index is an unmanaged equal weighted version of the S&P Industrials Index that consists of the common stocks of the following industries: aerospace and defense, building products, construction and engineering, electrical equipment, conglomerates, machinery; commercial services and supplies, air freight and logistics, airlines, and marine, road and rail transportation infrastructure that comprise the 52 Industrials sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Industrials Index included companies with a capitalization range of $2 billion to $161.1 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                                                  S&P EQUAL
                             RYDEX S&P          S&P 500      WEIGHT INDUSTRIALS
                            EQUAL WEIGHT     TOTAL RETURN       TOTAL RETURN
                          INDUSTRIALS ETF        INDEX              INDEX
                          ---------------    ------------    ------------------
11/1/2006                      10000             10000              10000
1/31/2007                      10713             10566              10726
4/30/2007                      11264             10939              11294
7/31/2007                      11846             10787              11894
10/31/2007                     12201             11539              12253
1/31/2008                      11248             10322              11282
4/30/2008                      11883             10427              11935
7/31/2008                      10874              9591              10927
10/31/2008                      7672              7374               7724
1/31/2009                       6667              6335               6725
4/30/2009                       7410              6745               7487
7/31/2009                       8174              7676               8271
10/31/2009                      8735              8097               8884
1/31/2010                       9262              8434               9458
4/30/2010                      11044              9365              11267
7/31/2010                      10310              8738              10522
10/31/2010                     11030              9434              11271




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF...............    26.28%      (3.31)%             2.48%
S&P EQUAL WEIGHT INDUSTRIALS TOTAL RETURN INDEX......    26.88%      (2.74)%             3.04%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

30



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
SOUTHWEST AIRLINES CO.                                                     1.93%
GOODRICH CORP.                                                             1.92%
PARKER-HANNIFIN CORP.                                                      1.87%
PACCAR, INC.                                                               1.86%
BOEING CO. (THE)                                                           1.86%
SNAP-ON, INC.                                                              1.85%
CSX CORP.                                                                  1.85%
EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.                               1.85%
EQUIFAX, INC.                                                              1.84%
ROBERT HALF INTERNATIONAL, INC.                                            1.84%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Aerospace & Defense                          21.32
Machinery                                    21.27
Commercial Services & Supplies               13.66
Road & Rail                                   7.13
Air Freight & Logistics                       7.01
Industrial Conglomerates                      6.67
Professional Services                         5.47
Electrical Equipment                          5.31
Construction & Engineering                    5.20
Trading Companies & Distributors              3.41
Airlines                                      1.94
Building Products                             1.61




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  31




RYDEX S&P EQUAL WEIGHT MATERIALS ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Materials ETF returned 29.05% compared to the benchmark S&P Equal Weight Materials Total Return Index's* 29.97% return and the capitalization-weighted S&P Materials Index's 24.12% return. The fund achieved over 99% correlation to its benchmark on a daily basis.

The materials sector experienced volatility during the year as the uneven economic recovery continued. The sector soared 17% in the third quarter, due to rising global commodity prices, but year to date through October, the sector had underperformed the broader market S&P 500.

Chemicals (32.02%) was the largest contributor to performance, followed by metals and mining (39.20%). Construction materials (-18.90%) was the only detractor to performance for the year.

Titanium Metals Corp., Allegheny Technologies Inc. and Airgas Inc. were among the stocks with the largest positive contributions to performance for the year. Vulcan Materials Co., Owens-Illinois Inc. and AK Steel Holding Corp. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Materials Index is an unmanaged equal weighted version of the S&P Materials Index that consists of the common stocks of the following industries: chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products that comprise the Materials sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Materials Index included companies with a capitalization range of $2.2 billion to $44.6 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                                                S&P EQUAL
                             RYDEX S&P         S&P 500      WEIGHT MATERIALS
                            EQUAL WEIGHT    TOTAL RETURN      TOTAL RETURN
                           MATERIALS ETF        INDEX             INDEX
                           -------------    ------------    ----------------
11/1/2006                      10000            10000             10000
1/31/2007                      11090            10566             11104
4/30/2007                      11780            10939             11811
7/31/2007                      11826            10787             11921
10/31/2007                     12402            11539             12523
1/31/2008                      11279            10322             11398
4/30/2008                      11672            10427             11811
7/31/2008                      11148             9591             11303
10/31/2008                      7359             7374              7491
1/31/2009                       6142             6335              6270
4/30/2009                       8112             6745              8313
7/31/2009                       9742             7676             10003
10/31/2009                      9995             8097             10277
1/31/2010                      10525             8434             10841
4/30/2010                      12332             9365             12728
7/31/2010                      11798             8738             12210
10/31/2010                     12897             9434             13356




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT MATERIALS ETF.................    29.05%        1.31%             6.57%
S&P EQUAL WEIGHT MATERIALS TOTAL RETURN INDEX........    29.97%        2.17%             7.51%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

32



RYDEX S&P EQUAL WEIGHT MATERIALS ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
CF INDUSTRIES HOLDINGS, INC.                                               3.75%
ALCOA, INC.                                                                3.59%
FREEPORT-MCMORAN COPPER & GOLD, INC.                                       3.54%
ALLEGHENY TECHNOLOGIES, INC.                                               3.53%
DOW CHEMICAL CO. (THE)                                                     3.53%
EASTMAN CHEMICAL CO.                                                       3.43%
FMC CORP.                                                                  3.32%
SIGMA-ALDRICH CORP.                                                        3.30%
INTERNATIONAL PAPER CO.                                                    3.29%
BALL CORP.                                                                 3.29%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Chemicals             Metals & Mining    Containers & Packaging    Paper & Forest Products    Construction Materials
45.94                           28.78                     15.68                       6.55                      3.05




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  33




RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Technology ETF returned 27.23% compared to its benchmark S&P Equal Weight Information Technology Total Return Index* (28.07%) and the capitalization-weighted S&P Information Technology Index (18.24%). The fund achieved over 99% correlation to its benchmark on a daily basis.

Technology stocks rose sharply as the economy improved. Although the industry benefited from corporate computer purchases, weak consumer demand did have some impact on PC sales. Consumers are also redirecting their spending to smartphones and tablets. Outside the PC market, industrial customers have been a pocket of strength. Demand there has been characterized as steady, but not booming.

Semiconductors and semiconductor equipment (28.25%), software (32.07%) and computers and peripherals (33.81%) were the biggest contributors to performance. Consumer Finance (-10.27%) and diversified financial services (-1.85%) were the only detractors from performance.

Akamai Technologies, Inc., Salesforce.com Inc. and NetApp Inc. were among the stocks with largest positive contributions to performance for the year. SAIC Inc., Electronic Arts Inc. and Adobe Systems Inc. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Information Technology Index included companies with a capitalization range of $1.4 billion to $271.3 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                                                 S&P EQUAL
                             RYDEX S&P         S&P 500      WEIGHT INFORMATION
                           EQUAL WEIGHT     TOTAL RETURN     TECHNOLOGY TOTAL
                          TECHNOLOGY ETF        INDEX          RETURN INDEX
                          --------------    ------------    ------------------
11/1/2006                      10000            10000              10000
1/31/2007                      10370            10566              10385
4/30/2007                      10839            10939              10870
7/31/2007                      10881            10787              10920
10/31/2007                     11544            11539              11600
1/31/2008                       9465            10322               9488
4/30/2008                       9866            10427               9900
7/31/2008                       9206             9591               9253
10/31/2008                      6282             7374               6315
1/31/2009                       5559             6335               5606
4/30/2009                       6930             6745               7011
7/31/2009                       7872             7676               7977
10/31/2009                      8415             8097               8540
1/31/2010                       8827             8434               8967
4/30/2010                      10205             9365              10398
7/31/2010                       9501             8738               9692
10/31/2010                     10705             9434              10936




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF................    27.23%      (2.48)%             1.72%
S&P EQUAL WEIGHT INFORMATION TECHNOLOGY TOTAL RETURN
  INDEX..............................................    28.07%      (1.94)%             2.26%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

34



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
MONSTER WORLDWIDE, INC.                                                    1.76%
GOOGLE, INC. -- CLASS A                                                    1.52%
EBAY, INC.                                                                 1.51%
MICRON TECHNOLOGY, INC.                                                    1.49%
WESTERN DIGITAL CORP.                                                      1.47%
JABIL CIRCUIT, INC.                                                        1.46%
BROADCOM CORP. -- CLASS A                                                  1.46%
ADVANCED MICRO DEVICES, INC.                                               1.45%
YAHOO!, INC.                                                               1.44%
LSI CORP.                                                                  1.43%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Semiconductors &
  Semiconductor
  Equipment             Software    IT Services    Computers & Peripherals    Internet Software & Services
25.77                      19.07          16.89                      11.67                            8.78
Semiconductors &
  Semiconductor
  Equipment             Communications Equipment    Electronic Equipment, Instruments & Components    Office Electronics
25.77                                       8.43                                              7.98                  1.41




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  35




RYDEX S&P EQUAL WEIGHT UTILITIES ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex S&P Equal Weight Utilities ETF returned 24.10% while its benchmark, the S&P Equal Weight Telecommunication Services & Utilities Total Return Index*, returned 20.35%, as opposed to the cap-weighted S&P Utilities Index return of 16.70%. The fund had a 98% correlation to its benchmark on a daily basis.

The ETF outperformed the equal-weighted index for the year -- mostly due to the telecom exposure in the ETF that is not present in the S&P Equal Weight Total Return Index.

Utilities tend to be a more defensive, low-beta sector. They may benefit from the current low-interest-rate environment, given their relatively higher yields compared with corporate bond yields. Another benefit in a deflationary environment is that utilities' costs may fall quicker than the changes in rates charged customers, improving profits.

Multi-utilities (31.90%) was the biggest contributor to performance while independent power producers (-11.24%) was the largest detractor.

Qwest Communications International Inc., Integrys Energy Group Inc. and MetroPCS Communications Inc. were among the stocks with largest positive contributions to performance for the year. NRG Energy Inc., EQT Corp. and FirstEnergy Corp. were among the stocks with the largest negative contributions to performance.

* The S&P Equal Weight Telecommunication Services & Utilities Index is an unmanaged equal weighted version of the S&P Telecommunication Services & Utilities Index that consists of the common stocks of the following industries: electric utilities, gas utilities, multi-utilities and unregulated power and water utilities, telecommunication service companies, including fixed-line, cellular, wireless, high bandwidth and fiber-optic cable networks that comprise the Utilities sector of the S&P 500 Index. As of December 31, 2009, the S&P Equal Weight Telecommunication Services & Utilities Index included companies with a capitalization range of $1.9 billion to $165.4 billion.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 1, 2006 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                                           S&P TELECOMMUNICATION
                                                                 SERVICES &
                            RYDEX S&P         S&P 500           EQUAL WEIGHT
                           EQUAL WEIGHT    TOTAL RETURN       UTILITIES TOTAL
                          UTILITIES ETF        INDEX            RETURN INDEX
                          -------------    ------------    ---------------------
11/1/2006                     10000            10000               10000
1/31/2007                     10448            10566               10458
4/30/2007                     11597            10939               11628
7/31/2007                     10810            10787               10846
10/31/2007                    11641            11539               11701
1/31/2008                     10620            10322               10673
4/30/2008                     10559            10427               10619
7/31/2008                     10347             9591               10419
10/31/2008                     7960             7374                8021
1/31/2009                      7969             6335                8063
4/30/2009                      7520             6745                7617
7/31/2009                      8546             7676                8653
10/31/2009                     8513             8097                8634
1/31/2010                      9066             8434                9216
4/30/2010                      9656             9365                9836
7/31/2010                      9808             8738               10004
10/31/2010                    10565             9434               10795




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                               SINCE INCEPTION
                                                       ONE YEAR   THREE YEAR        (11/01/06)
                                                       --------   ----------   ---------------
RYDEX S&P EQUAL WEIGHT UTILITIES ETF.................    24.10%      (3.18)%             1.38%
S&P EQUAL WEIGHT TELECOMMUNICATION SERVICES &
  UTILITIES TOTAL RETURN INDEX.......................    25.02%      (2.65)%             1.93%
S&P 500 TOTAL RETURN INDEX...........................    16.52%      (6.49)%           (1.45)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

36



RYDEX S&P EQUAL WEIGHT UTILITIES ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
ONEOK, INC.                                                                2.52%
FRONTIER COMMUNICATIONS CORP.                                              2.48%
CENTERPOINT ENERGY, INC.                                                   2.47%
AES CORP. (THE)                                                            2.45%
METROPCS COMMUNICATIONS, INC.                                              2.44%
EDISON INTERNATIONAL                                                       2.44%
NICOR, INC.                                                                2.41%
QWEST COMMUNICATIONS INTERNATIONAL, INC.                                   2.39%
NORTHEAST UTILITIES                                                        2.39%
PEPCO HOLDINGS, INC.                                                       2.39%
------------------------------------------------------------------------------------



INDUSTRY ALLOCATIONS*

(PIE CHART)

Multi-
  Utilities       Electric Utilities    Diversified Telecommunication Services    Wireless Telecommunication Services
34.94                          32.27                                     14.21                                   6.88
Multi-
  Utilities       Independent Power Producers & Energy Traders    Gas Utilities
34.94                                                     6.75             4.95




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Industry Allocations are expressed as a percentage of the Fund's investments market value. These percentages may change over time.

                                                               ANNUAL REPORT  37




RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  AEROSPACE & DEFENSE 0.4%
  L-3 Communications Holdings,
     Inc. ....................    3,381      $244,074
                                          -----------
TOTAL AEROSPACE & DEFENSE                     244,074
                                          -----------
  AIRLINES 0.6%
  Southwest Airlines Co. .....   25,604       352,311
                                          -----------
TOTAL AIRLINES                                352,311
                                          -----------
  AUTO COMPONENTS 0.8%
  Goodyear Tire & Rubber
     Co.(The)*................   44,690       456,732
                                          -----------
TOTAL AUTO COMPONENTS                         456,732
                                          -----------
  CAPITAL MARKETS 1.4%
  E*TRADE Financial Corp.*....   31,702       453,339
  Morgan Stanley..............   14,151       351,935
                                          -----------
TOTAL CAPITAL MARKETS                         805,274
                                          -----------
  CHEMICALS 0.6%
  Dow Chemical Co.(The).......    9,988       307,930
                                          -----------
TOTAL CHEMICALS                               307,930
                                          -----------
  COMMERCIAL BANKS 9.7%
  BB&T Corp. .................   10,750       251,658
  Comerica, Inc. .............   12,841       459,451
  Huntington Bancshares,
     Inc. ....................  245,803     1,393,703
  KeyCorp.....................   73,676       603,406
  Marshall & Ilsley Corp. ....   48,072       284,106
  Regions Financial Corp. ....   40,205       253,291
  SunTrust Banks, Inc. .......   42,355     1,059,722
  Zions Bancorp...............   55,069     1,137,726
                                          -----------
TOTAL COMMERCIAL BANKS                      5,443,063
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.8%
  Avery Dennison Corp. .......    5,844       212,429
  R.R. Donnelley & Sons Co. ..   14,073       259,647
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          472,076
                                          -----------
  COMPUTERS & PERIPHERALS 0.7%
  Lexmark International,
     Inc. -- Class A*.........   10,594       402,890
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 402,890
                                          -----------
  CONSTRUCTION & ENGINEERING 1.8%
  Fluor Corp. ................    9,870       475,635
  Jacobs Engineering Group,
     Inc.*....................   13,564       523,706
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING              999,341
                                          -----------
  CONSUMER FINANCE 1.5%
  Capital One Financial
     Corp. ...................   14,776       550,702
  Discover Financial
     Services.................   14,610       257,866
                                          -----------
TOTAL CONSUMER FINANCE                        808,568
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 3.1%
  Bank of America Corp. ......   49,254       563,466
  Citigroup, Inc.*............  180,150       751,225
  Nasdaq OMX Group (The)*.....   20,728       435,703
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        1,750,394
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
  CenturyTel, Inc. ...........    6,704       277,411
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    277,411
                                          -----------
  ELECTRIC UTILITIES 5.6%
  Allegheny Energy, Inc. .....   10,154       235,573
  American Electric Power Co.,
     Inc. ....................    8,356       312,849
  Duke Energy Corp. ..........   13,379       243,631
  Edison International........    9,714       358,447
  Northeast Utilities.........   13,340       417,275
  Pepco Holdings, Inc. .......   50,769       977,811
  Pinnacle West Capital
     Corp. ...................    7,808       321,377
  Progress Energy, Inc. ......    5,580       251,100
                                          -----------
TOTAL ELECTRIC UTILITIES                    3,118,063
                                          -----------
  FOOD & STAPLES RETAILING 4.5%
  Costco Wholesale Corp. .....    5,512       345,988
  CVS Caremark Corp. .........   12,832       386,500
  Kroger Co.(The).............   38,064       837,408
  Safeway, Inc. ..............   41,465       949,549
                                          -----------
TOTAL FOOD & STAPLES RETAILING              2,519,445
                                          -----------
  FOOD PRODUCTS 3.9%
  Archer-Daniels-Midland
     Co. .....................   21,588       719,312
  Dean Foods Co.*.............   40,576       421,990
  Tyson Foods, Inc. -- Class
     A........................   67,959     1,056,763
                                          -----------
TOTAL FOOD PRODUCTS                         2,198,065
                                          -----------
  GAS UTILITIES 1.9%
  Nicor, Inc. ................    7,496       357,034
  Oneok, Inc. ................   14,424       718,604
                                          -----------
TOTAL GAS UTILITIES                         1,075,638
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
  CareFusion Corp.*...........   11,463       276,717
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        276,717
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 10.9%
  Aetna, Inc. ................   13,105       391,315
  AmerisourceBergen Corp. ....   31,097     1,020,604
  Cardinal Health, Inc. ......   30,627     1,062,451
  Coventry Health Care,
     Inc.*....................   38,240       895,581
  Humana, Inc.*...............   18,891     1,101,156
  McKesson Corp. .............   12,059       795,653
  Tenet Healthcare Corp.*.....   90,818       395,966
  WellPoint, Inc.*............    8,336       452,978
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      6,115,704
                                          -----------
  HOUSEHOLD DURABLES 1.6%
  Fortune Brands, Inc. .......    5,717       309,004
  Whirlpool Corp. ............    7,466       566,147
                                          -----------
TOTAL HOUSEHOLD DURABLES                      875,151
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
  Constellation Energy Group,
     Inc. ....................    7,310       221,054
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              221,054
                                          -----------
  INDUSTRIAL CONGLOMERATES 0.8%
  Textron, Inc. ..............   21,949       456,978
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                456,978
                                          -----------
  INSURANCE 8.9%
  Allstate Corp. .............    8,150       248,494
  American International
     Group, Inc.*.............   16,946       711,901
  Assurant, Inc. .............   21,930       867,112
  Cincinnati Financial
     Corp. ...................   13,457       396,174
  Genworth Financial,
     Inc. -- Class A*.........   72,640       823,738
  Lincoln National Corp. .....   24,969       611,241
  MetLife, Inc. ..............   13,662       550,988


See Notes to Financial Statements.

38



RYDEX S&P 500 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Travelers Cos., Inc.(The)...    4,310      $237,912
  Unum Group..................   23,874       535,255
                                          -----------
TOTAL INSURANCE                             4,982,815
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 0.6%
  Eastman Kodak Co.*..........   64,890       305,632
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            305,632
                                          -----------
  MACHINERY 1.2%
  Eaton Corp. ................    3,958       351,589
  Snap-on, Inc. ..............    5,903       301,053
                                          -----------
TOTAL MACHINERY                               652,642
                                          -----------
  MEDIA 1.7%
  Comcast Corp. -- Class A....   14,200       292,236
  Interpublic Group of Cos.,
     Inc.*....................   62,359       645,416
                                          -----------
TOTAL MEDIA                                   937,652
                                          -----------
  METALS & MINING 2.9%
  Alcoa, Inc. ................   51,042       670,181
  United States Steel Corp. ..   21,549       922,082
                                          -----------
TOTAL METALS & MINING                       1,592,263
                                          -----------
  MULTI-UTILITIES 9.0%
  Ameren Corp. ...............   21,246       615,709
  CenterPoint Energy, Inc. ...   26,826       444,238
  CMS Energy Corp. ...........   29,425       540,831
  Consolidated Edison, Inc. ..    6,206       308,562
  DTE Energy Co. .............    8,737       408,542
  Integrys Energy Group,
     Inc. ....................   24,989     1,329,165
  NiSource, Inc. .............   45,873       794,062
  SCANA Corp. ................    7,115       290,577
  Xcel Energy, Inc. ..........   12,059       287,728
                                          -----------
TOTAL MULTI-UTILITIES                       5,019,414
                                          -----------
  MULTILINE RETAIL 3.6%
  Big Lots, Inc.*.............   11,600       363,892
  J.C. Penney Co., Inc. ......   19,369       603,926
  Sears Holdings Corp.*.......   14,591     1,050,260
                                          -----------
TOTAL MULTILINE RETAIL                      2,018,078
                                          -----------
  OFFICE ELECTRONICS 1.5%
  Xerox Corp. ................   70,168       820,966
                                          -----------
TOTAL OFFICE ELECTRONICS                      820,966
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 12.6%
  Chesapeake Energy Corp. ....   14,376       311,959
  Chevron Corp. ..............    3,303       272,861
  ConocoPhillips..............    4,877       289,694
  Hess Corp. .................    7,672       483,566
  Marathon Oil Corp. .........   23,396       832,196
  Sunoco, Inc. ...............   42,208     1,581,534
  Tesoro Corp. ...............  121,856     1,579,254
  Valero Energy Corp. ........   79,657     1,429,843
  Williams Cos., Inc.(The)....   12,441       267,730
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           7,048,637
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.5%
  Host Hotels & Resorts,
     Inc. ....................   29,660       471,297
  Kimco Realty Corp. .........   22,037       379,698
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     850,995
                                          -----------
  ROAD & RAIL 0.9%
  Ryder System, Inc. .........   11,297       494,244
                                          -----------
TOTAL ROAD & RAIL                             494,244
                                          -----------
  SPECIALTY RETAIL 0.9%
  AutoNation, Inc.*...........   20,630       479,029
                                          -----------
TOTAL SPECIALTY RETAIL                        479,029
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 2.4%
  MetroPCS Communications,
     Inc.*....................   48,854       508,570
  Sprint Nextel Corp.*........  204,503       842,552
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                  1,351,122
                                          -----------
TOTAL COMMON STOCKS
  (Cost $58,981,919)                       55,730,368
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................  116,455       116,455
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $116,455)                             116,455
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $59,098,374)                       55,846,823
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            28,742
                                          -----------
NET ASSETS--100.0%                        $55,875,565
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  39




RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 100.0%
  AEROSPACE & DEFENSE 2.9%
  Goodrich Corp. .............   10,654       $874,374
  Honeywell International,
     Inc. ....................   15,098        711,267
  ITT Corp. ..................   11,542        544,667
  Precision Castparts Corp. ..   12,124      1,655,896
  United Technologies Corp. ..    6,782        507,090
                                          ------------
TOTAL AEROSPACE & DEFENSE                    4,293,294
                                          ------------
  BIOTECHNOLOGY 1.9%
  Biogen Idec, Inc.*..........   19,542      1,225,479
  Celgene Corp.*..............   13,584        843,159
  Gilead Sciences, Inc.*......   19,784        784,831
                                          ------------
TOTAL BIOTECHNOLOGY                          2,853,469
                                          ------------
  CAPITAL MARKETS 1.2%
  Invesco Ltd. ...............   47,060      1,082,380
  Janus Capital Group, Inc. ..   59,692        630,347
                                          ------------
TOTAL CAPITAL MARKETS                        1,712,727
                                          ------------
  CHEMICALS 2.3%
  CF Industries Holdings,
     Inc. ....................   19,087      2,338,730
  FMC Corp. ..................    8,158        596,350
  Praxair, Inc. ..............    5,534        505,475
                                          ------------
TOTAL CHEMICALS                              3,440,555
                                          ------------
  COMMERCIAL SERVICES & SUPPLIES 0.5%
  Stericycle, Inc.*...........    9,766        700,613
                                          ------------
TOTAL COMMERCIAL SERVICES & SUPPLIES           700,613
                                          ------------
  COMMUNICATIONS EQUIPMENT 0.8%
  Juniper Networks, Inc.*.....   38,734      1,254,594
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT               1,254,594
                                          ------------
  COMPUTERS & PERIPHERALS 6.4%
  Apple, Inc.*................    8,538      2,568,828
  EMC Corp.*..................   65,976      1,386,156
  NetApp, Inc.*...............   57,193      3,045,527
  QLogic Corp.*...............   58,972      1,036,138
  Western Digital Corp.*......   46,330      1,483,487
                                          ------------
TOTAL COMPUTERS & PERIPHERALS                9,520,136
                                          ------------
  CONSUMER FINANCE 0.4%
  American Express Co. .......   15,754        653,161
                                          ------------
TOTAL CONSUMER FINANCE                         653,161
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 1.4%
  CME Group, Inc. ............    2,348        680,098
  IntercontinentalExchange,
     Inc.*....................   12,686      1,457,241
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         2,137,339
                                          ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 2.1%
  Amphenol Corp. -- Class A...   30,778      1,542,901
  Corning, Inc. ..............   40,870        747,104
  FLIR Systems, Inc.*.........   26,926        749,620
                                          ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                               3,039,625
                                          ------------
  ENERGY EQUIPMENT & SERVICES 7.8%
  Baker Hughes, Inc. .........   22,916      1,061,698
  Cameron International
     Corp.*...................   46,636      2,040,325
  Diamond Offshore Drilling,
     Inc. ....................   13,860        916,978
  FMC Technologies, Inc.*.....   22,038      1,588,940
  Helmerich & Payne, Inc. ....   17,890        765,334
  National-Oilwell Varco,
     Inc. ....................   36,998      1,989,013
  Rowan Cos., Inc.*...........   59,968      1,972,947
  Schlumberger, Ltd. .........   16,198      1,132,078
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES           11,467,313
                                          ------------
  FOOD & STAPLES RETAILING 1.4%
  Whole Foods Market, Inc.*...   50,952      2,025,342
                                          ------------
TOTAL FOOD & STAPLES RETAILING               2,025,342
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
  Hospira, Inc.*..............   10,422        619,900
  Intuitive Surgical, Inc.*...    6,728      1,769,128
  St Jude Medical, Inc.*......   14,166        542,558
  Zimmer Holdings, Inc.*......    8,528        404,568
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       3,336,154
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 3.1%
  CIGNA Corp. ................   47,504      1,671,666
  DaVita, Inc.*...............   13,500        968,625
  Express Scripts, Inc.*......   17,510        849,585
  Laboratory Corp. of America
     Holdings*................    6,782        551,512
  Medco Health Solutions,
     Inc.*....................   10,422        547,468
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES       4,588,856
                                          ------------
  HEALTH CARE TECHNOLOGY 0.8%
  Cerner Corp.*...............   13,352      1,172,706
                                          ------------
TOTAL HEALTH CARE TECHNOLOGY                 1,172,706
                                          ------------
  HOTELS, RESTAURANTS & LEISURE 3.9%
  Starbucks Corp. ............   56,486      1,608,721
  Starwood Hotels & Resorts
     Worldwide, Inc. .........   14,156        766,406
  Wyndham Worldwide Corp. ....   24,968        717,830
  Wynn Resorts Ltd. ..........   24,292      2,603,374
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE          5,696,331
                                          ------------
  INTERNET & CATALOG RETAIL 5.3%
  Amazon.com, Inc.*...........   17,678      2,919,345
  Expedia, Inc. ..............   36,278      1,050,248
  Priceline.com, Inc.*........   10,274      3,871,346
                                          ------------
TOTAL INTERNET & CATALOG RETAIL              7,840,939
                                          ------------
  INTERNET SOFTWARE & SERVICES 5.0%
  Akamai Technologies, Inc.*..   63,756      3,294,273
  eBay, Inc.*.................   72,921      2,173,775
  Google, Inc. -- Class A*....    3,078      1,886,783
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES           7,354,831
                                          ------------
  IT SERVICES 4.2%
  Cognizant Technology
     Solutions Corp. -- Class
     A*.......................   48,318      3,149,850
  International Business
     Machines Corp. ..........    3,630        521,268
  Teradata Corp.*.............   28,396      1,117,667
  Visa, Inc. -- Class A.......   17,426      1,362,190
                                          ------------
TOTAL IT SERVICES                            6,150,975
                                          ------------
  LEISURE EQUIPMENT & PRODUCTS 0.5%
  Hasbro, Inc. ...............   15,966        738,427
                                          ------------
TOTAL LEISURE EQUIPMENT & PRODUCTS             738,427
                                          ------------
  LIFE SCIENCES TOOLS & SERVICES 1.1%
  Life Technologies Corp.*....   16,474        826,665
  Waters Corp.*...............   11,004        815,727
                                          ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES         1,642,392
                                          ------------


See Notes to Financial Statements.

40



RYDEX S&P 500 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  MACHINERY 2.0%
  Caterpillar, Inc. ..........   11,892       $934,711
  Danaher Corp. ..............   12,474        540,873
  Flowserve Corp. ............   14,536      1,453,600
                                          ------------
TOTAL MACHINERY                              2,929,184
                                          ------------
  MEDIA 2.4%
  DIRECTV -- Class A*.........   34,502      1,499,457
  Viacom, Inc. -- Class B.....   52,328      2,019,337
                                          ------------
TOTAL MEDIA                                  3,518,794
                                          ------------
  METALS & MINING 3.0%
  Cliffs Natural Resources,
     Inc. ....................   33,116      2,159,163
  Freeport-McMoRan Copper &
     Gold, Inc. ..............   17,204      1,628,875
  Newmont Mining Corp. .......   10,452        636,213
                                          ------------
TOTAL METALS & MINING                        4,424,251
                                          ------------
  MULTILINE RETAIL 1.4%
  Kohl's Corp.*...............   10,072        515,686
  Nordstrom, Inc. ............   39,272      1,512,365
                                          ------------
TOTAL MULTILINE RETAIL                       2,028,051
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 7.5%
  Anadarko Petroleum Corp. ...   23,169      1,426,515
  Denbury Resources, Inc.*....  104,858      1,784,683
  EOG Resources, Inc. ........    9,046        865,883
  Massey Energy Co. ..........   36,120      1,519,569
  Noble Energy, Inc. .........    8,740        712,135
  Occidental Petroleum
     Corp. ...................    9,416        740,380
  Peabody Energy Corp. .......   21,392      1,131,637
  Pioneer Natural Resources
     Co. .....................   15,690      1,095,162
  Range Resources Corp. ......   23,266        869,916
  Southwestern Energy Co.*....   28,312        958,361
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS           11,104,241
                                          ------------
  PAPER & FOREST PRODUCTS 0.6%
  MeadWestvaco Corp. .........   34,127        878,088
                                          ------------
TOTAL PAPER & FOREST PRODUCTS                  878,088
                                          ------------
  PERSONAL PRODUCTS 0.4%
  Avon Products, Inc. ........   18,886        575,079
                                          ------------
TOTAL PERSONAL PRODUCTS                        575,079
                                          ------------
  PHARMACEUTICALS 2.5%
  Allergan, Inc. .............   14,018      1,015,043
  Mylan, Inc.*................   80,862      1,643,116
  Watson Pharmaceuticals,
     Inc.*....................   21,372        997,004
                                          ------------
TOTAL PHARMACEUTICALS                        3,655,163
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 2.6%
  ProLogis....................  142,586      1,946,299
  Ventas, Inc. ...............   34,744      1,860,889
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    3,807,188
                                          ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  CB Richard Ellis Group,
     Inc. -- Class A*.........   77,340      1,419,189
                                          ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                1,419,189
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.5%
  Altera Corp. ...............   24,504        764,770
  Broadcom Corp. -- Class A...   41,210      1,678,895
  First Solar, Inc.*..........    6,338        872,616
  NVIDIA Corp.*...............   30,354        365,159
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  3,681,440
                                          ------------
  SOFTWARE 8.7%
  Adobe Systems, Inc.*........   19,128        538,453
  Autodesk, Inc.*.............   20,810        752,906
  BMC Software, Inc.*.........   15,522        705,630
  Citrix Systems, Inc.*.......   18,536      1,187,602
  McAfee, Inc.*...............   17,658        835,223
  Microsoft Corp. ............   21,002        559,493
  Oracle Corp. ...............   33,116        973,611
  Red Hat, Inc.*..............   85,074      3,595,227
  Salesforce.com, Inc.*.......   31,232      3,625,098
                                          ------------
TOTAL SOFTWARE                              12,773,243
                                          ------------
  SPECIALTY RETAIL 7.3%
  Abercrombie & Fitch
     Co. -- Class A...........   22,176        950,463
  AutoZone, Inc.*.............    3,744        889,687
  Bed Bath & Beyond, Inc.*....   20,568        902,935
  Best Buy Co., Inc. .........   34,438      1,480,145
  CarMax, Inc.*...............   46,034      1,426,594
  O'Reilly Automotive, Inc.*..   17,604      1,029,834
  Ross Stores, Inc. ..........   17,130      1,010,499
  Tiffany & Co. ..............   25,530      1,353,090
  TJX Cos., Inc. .............   14,368        659,347
  Urban Outfitters, Inc.*.....   35,336      1,087,289
                                          ------------
TOTAL SPECIALTY RETAIL                      10,789,883
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 2.0%
  Coach, Inc. ................   42,088      2,104,400
  Polo Ralph Lauren Corp. ....    9,490        919,391
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS       3,023,791
                                          ------------

  THRIFTS & MORTGAGE FINANCE
     0.4%
  Hudson City Bancorp, Inc. ..   52,846        615,656
                                          ------------
TOTAL THRIFTS & MORTGAGE FINANCE               615,656
                                          ------------
  TRADING COMPANIES & DISTRIBUTORS 0.4%
  W.W. Grainger, Inc. ........    4,548        564,088
                                          ------------
TOTAL TRADING COMPANIES & DISTRIBUTORS         564,088
                                          ------------
TOTAL COMMON STOCKS
  (Cost $132,179,168)                      147,407,108
                                          ------------


SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund.....................   67,922         67,922
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $67,922)                                67,922
                                          ------------
TOTAL INVESTMENTS 100.0%(B)
  (Cost $132,247,090)                      147,475,030
                                          ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(A)                               (4,625)
                                          ------------
NET ASSETS--100.0%                        $147,470,405
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  41




RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AIRLINES 2.3%
  Alaska Air Group, Inc.*.....    9,669      $510,523
  JetBlue Airways Corp.*......   65,768       459,061
                                          -----------
TOTAL AIRLINES                                969,584
                                          -----------
  CHEMICALS 3.2%
  Ashland, Inc. ..............   20,079     1,036,679
  Cytec Industries, Inc. .....    7,336       363,278
                                          -----------
TOTAL CHEMICALS                             1,399,957
                                          -----------
  COMMERCIAL BANKS 6.6%
  Associated Banc-Corp. ......   56,548       716,463
  Cathay General Bancorp......  116,587     1,585,583
  Synovus Financial Corp. ....  172,566       372,743
  Wilmington Trust Corp. .....   23,570       167,583
                                          -----------
TOTAL COMMERCIAL BANKS                      2,842,372
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Brink's Co.(The)............   12,849       303,236
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES          303,236
                                          -----------
  COMPUTERS & PERIPHERALS 2.0%
  Diebold, Inc. ..............    8,670       265,736
  NCR Corp.*..................   44,238       606,945
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 872,681
                                          -----------
  CONSTRUCTION & ENGINEERING 5.9%
  Aecom Technology Corp.*.....   12,429       329,244
  Granite Construction,
     Inc. ....................   12,739       308,029
  KBR, Inc. ..................   35,838       910,285
  Shaw Group, Inc.(The)*......   13,590       415,310
  URS Corp.*..................   15,119       588,583
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            2,551,451
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 2.3%
  Regis Corp. ................   48,778       997,510
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           997,510
                                          -----------
  ELECTRIC UTILITIES 4.3%
  Great Plains Energy, Inc. ..   18,449       351,084
  Hawaiian Electric
     Industries, Inc. ........   15,525       349,934
  NV Energy, Inc. ............   33,039       451,313
  PNM Resources, Inc. ........   34,489       406,625
  Westar Energy, Inc. ........   11,430       289,179
                                          -----------
TOTAL ELECTRIC UTILITIES                    1,848,135
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 6.1%
  Arrow Electronics, Inc.*....   23,439       694,029
  Avnet, Inc.*................   10,973       326,776
  Ingram Micro, Inc. -- Class
     A*.......................   43,638       770,647
  Tech Data Corp.*............   19,750       849,052
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              2,640,504
                                          -----------
  ENERGY EQUIPMENT & SERVICES 0.8%
  Patterson-UTI Energy,
     Inc. ....................   16,919       328,398
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             328,398
                                          -----------
  FOOD & STAPLES RETAILING 3.7%
  BJ's Wholesale Club, Inc.*..   22,800       951,444
  Ruddick Corp. ..............   18,240       636,576
                                          -----------
TOTAL FOOD & STAPLES RETAILING              1,588,020
                                          -----------
  FOOD PRODUCTS 3.7%
  Corn Products International,
     Inc. ....................   11,830       503,367
  Ralcorp Holdings, Inc.*.....    4,121       255,749
  Smithfield Foods, Inc.*.....   51,059       855,238
                                          -----------
TOTAL FOOD PRODUCTS                         1,614,354
                                          -----------
  GAS UTILITIES 2.7%
  Atmos Energy Corp. .........   13,639       401,669
  UGI Corp. ..................   14,649       440,788
  WGL Holdings, Inc. .........    8,010       308,785
                                          -----------
TOTAL GAS UTILITIES                         1,151,242
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 9.3%
  Health Net, Inc.*...........   37,149       998,937
  Kindred Healthcare, Inc.*...   82,977     1,138,444
  LifePoint Hospitals, Inc.*..   14,909       505,713
  Omnicare, Inc. .............   26,499       639,156
  Owens & Minor, Inc. ........   24,739       704,567
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      3,986,817
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 2.7%
  Bob Evans Farms, Inc. ......   11,661       334,671
  Boyd Gaming Corp.*..........   52,628       437,339
  Brinker International,
     Inc. ....................   20,899       387,467
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         1,159,477
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.1%
  Dynegy, Inc.*...............  100,898       468,167
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                              468,167
                                          -----------
  INSURANCE 6.0%
  American Financial Group,
     Inc. ....................   13,349       408,212
  Hanover Insurance Group,
     Inc.(The)................    5,439       246,115
  HCC Insurance Holdings,
     Inc. ....................    7,710       204,161
  Old Republic International
     Corp. ...................   23,789       314,015
  Protective Life Corp. ......   12,840       307,775
  Reinsurance Group of
     America, Inc. ...........    6,929       346,935
  StanCorp Financial Group,
     Inc. ....................    6,600       283,140
  Unitrin, Inc. ..............   19,759       480,143
                                          -----------
TOTAL INSURANCE                             2,590,496
                                          -----------
  IT SERVICES 1.9%
  Convergys Corp.*............   21,770       246,436
  CoreLogic, Inc. ............   19,119       335,921
  SRA International,
     Inc. -- Class A*.........   12,149       243,102
                                          -----------
TOTAL IT SERVICES                             825,459
                                          -----------
  MACHINERY 8.0%
  AGCO Corp.*.................   17,279       733,839
  Terex Corp.*................   49,638     1,114,373
  Timken Co. .................   16,629       688,773
  Trinity Industries, Inc. ...   39,289       893,039
                                          -----------
TOTAL MACHINERY                             3,430,024
                                          -----------
  MARINE 0.7%
  Alexander & Baldwin, Inc. ..    9,099       313,279
                                          -----------
TOTAL MARINE                                  313,279
                                          -----------
  MEDIA 1.5%
  Harte-Hanks, Inc. ..........   23,220       280,498
  Scholastic Corp. ...........   11,889       350,131
                                          -----------
TOTAL MEDIA                                   630,629
                                          -----------


See Notes to Financial Statements.

42



RYDEX S&P MIDCAP 400 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  METALS & MINING 2.2%
  Commercial Metals Co. ......   38,009      $527,565
  Worthington Industries,
     Inc. ....................   26,120       402,248
                                          -----------
TOTAL METALS & MINING                         929,813
                                          -----------
  MULTI-UTILITIES 1.5%
  Alliant Energy Corp. .......    9,960       363,839
  Black Hills Corp. ..........    9,249       294,488
                                          -----------
TOTAL MULTI-UTILITIES                         658,327
                                          -----------
  MULTILINE RETAIL 2.4%
  Saks, Inc.*.................   94,388     1,051,482
                                          -----------
TOTAL MULTILINE RETAIL                      1,051,482
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 4.9%
  Frontier Oil Corp. .........   79,337     1,051,215
  Overseas Shipholding Group,
     Inc. ....................   17,909       598,698
  Patriot Coal Corp.*.........   35,030       472,555
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           2,122,468
                                          -----------
  PROFESSIONAL SERVICES 1.8%
  Manpower, Inc. .............   14,320       783,734
                                          -----------
TOTAL PROFESSIONAL SERVICES                   783,734
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 0.8%
  Hospitality Properties
     Trust....................   14,249       325,020
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     325,020
                                          -----------
  ROAD & RAIL 1.0%
  Con-way, Inc. ..............   12,739       420,514
                                          -----------
TOTAL ROAD & RAIL                             420,514
                                          -----------
  SPECIALTY RETAIL 6.3%
  Barnes & Noble, Inc. .......   33,848       507,043
  Coldwater Creek, Inc.*......   69,268       233,433
  Foot Locker, Inc. ..........   78,878     1,256,527
  Rent-A-Center, Inc. ........   29,259       735,571
                                          -----------
TOTAL SPECIALTY RETAIL                      2,732,574
                                          -----------
  THRIFTS & MORTGAGE FINANCE 1.1%
  Astoria Financial Corp. ....   37,510       465,874
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              465,874
                                          -----------
  TOBACCO 0.9%
  Universal Corp. ............    9,309       385,765
                                          -----------
TOTAL TOBACCO                                 385,765
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.5%
  GATX Corp. .................    7,030       222,570
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        222,570
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  Telephone & Data Systems,
     Inc. ....................   10,943       381,145
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                    381,145
                                          -----------
TOTAL COMMON STOCKS
  (Cost $44,140,886)                       42,991,078
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund.....................   88,303        88,303
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $88,303)                               88,303
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $44,229,189)                       43,079,381
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          9,364
                                          -----------
NET ASSETS--100.0%                        $43,088,745
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  43




RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.5%
  BE Aerospace, Inc.*.........  115,181     $4,234,054
                                          ------------
TOTAL AEROSPACE & DEFENSE                    4,234,054
                                          ------------
  AUTO COMPONENTS 0.5%
  Gentex Corp. ...............   74,591      1,490,328
                                          ------------
TOTAL AUTO COMPONENTS                        1,490,328
                                          ------------
  BEVERAGES 1.1%
  Hansen Natural Corp.*.......   61,798      3,164,676
                                          ------------
TOTAL BEVERAGES                              3,164,676
                                          ------------
  BIOTECHNOLOGY 1.3%
  United Therapeutics Corp.*..   62,512      3,750,720
                                          ------------
TOTAL BIOTECHNOLOGY                          3,750,720
                                          ------------
  CAPITAL MARKETS 1.6%
  Affiliated Managers Group,
     Inc.*....................   24,807      2,123,727
  Waddell & Reed Financial,
     Inc. -- Class A..........   87,270      2,536,939
                                          ------------
TOTAL CAPITAL MARKETS                        4,660,666
                                          ------------
  CHEMICALS 2.5%
  Lubrizol Corp. .............   19,641      2,013,006
  NewMarket Corp. ............   44,511      5,275,444
                                          ------------
TOTAL CHEMICALS                              7,288,450
                                          ------------
  COMMUNICATIONS EQUIPMENT 6.7%
  CommScope, Inc.*............  131,419      4,160,726
  F5 Networks, Inc.*..........   50,364      5,927,843
  Polycom, Inc.*..............   95,580      3,228,692
  Riverbed Technology, Inc.*..  111,207      6,398,851
                                          ------------
TOTAL COMMUNICATIONS EQUIPMENT              19,716,112
                                          ------------
  CONTAINERS & PACKAGING 0.6%
  Greif, Inc. -- Class A......   27,194      1,597,376
                                          ------------
TOTAL CONTAINERS & PACKAGING                 1,597,376
                                          ------------
  DISTRIBUTORS 1.3%
  LKQ Corp.*..................  172,962      3,760,194
                                          ------------
TOTAL DISTRIBUTORS                           3,760,194
                                          ------------
  DIVERSIFIED CONSUMER SERVICES 1.5%
  ITT Educational Services,
     Inc.*....................   13,104        845,601
  Sotheby's...................   63,395      2,779,237
  Strayer Education, Inc. ....    5,063        707,959
                                          ------------
TOTAL DIVERSIFIED CONSUMER SERVICES          4,332,797
                                          ------------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  MSCI, Inc. -- Class A*......   55,759      1,998,960
                                          ------------
TOTAL DIVERSIFIED FINANCIAL SERVICES         1,998,960
                                          ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.8%
  tw telecom, Inc.*...........  126,376      2,325,318
                                          ------------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                   2,325,318
                                          ------------
  ELECTRICAL EQUIPMENT 3.0%
  AMETEK, Inc. ...............   30,524      1,649,822
  Baldor Electric Co. ........   91,854      3,859,705
  Thomas & Betts Corp.*.......   72,071      3,138,692
                                          ------------
TOTAL ELECTRICAL EQUIPMENT                   8,648,219
                                          ------------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.8%
  Itron, Inc.*................   36,002      2,187,842
                                          ------------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                               2,187,842
                                          ------------
  ENERGY EQUIPMENT & SERVICES 5.6%
  Atwood Oceanics, Inc.*......  122,764      3,991,058
  Dril-Quip, Inc.*............   63,097      4,360,003
  Oceaneering International,
     Inc.*....................   71,573      4,428,221
  Superior Energy Services,
     Inc.*....................  134,540      3,715,995
                                          ------------
TOTAL ENERGY EQUIPMENT & SERVICES           16,495,277
                                          ------------
  FOOD PRODUCTS 2.7%
  Green Mountain Coffee
     Roasters, Inc.*..........  236,066      7,787,817
                                          ------------
TOTAL FOOD PRODUCTS                          7,787,817
                                          ------------
  HEALTH CARE EQUIPMENT & SUPPLIES 3.1%
  Edwards Lifesciences
     Corp.*...................   26,842      1,715,472
  Idexx Laboratories, Inc.*...   44,232      2,652,151
  Kinetic Concepts, Inc.*.....   43,070      1,637,952
  Masimo Corp. ...............   61,466      1,854,429
  ResMed, Inc.*...............   36,855      1,174,569
                                          ------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES       9,034,573
                                          ------------
  HEALTH CARE PROVIDERS & SERVICES 4.6%
  Community Health Systems,
     Inc.*....................  149,161      4,486,763
  Lincare Holdings, Inc. .....   93,183      2,443,258
  MEDNAX, Inc.*...............   50,384      2,983,237
  WellCare Health Plans,
     Inc.*....................  126,987      3,527,699
                                          ------------
TOTAL HEALTH CARE PROVIDERS & SERVICES      13,440,957
                                          ------------
  HEALTH CARE TECHNOLOGY 0.8%
  Allscripts Healthcare
     Solutions, Inc.*.........  124,694      2,380,408
                                          ------------
TOTAL HEALTH CARE TECHNOLOGY                 2,380,408
                                          ------------
  HOTELS, RESTAURANTS & LEISURE 7.9%
  Bally Technologies, Inc.*...   90,892      3,279,383
  Cheesecake Factory,
     Inc.(The)*...............  189,645      5,522,462
  Chipotle Mexican Grill,
     Inc. -- Class A*.........   26,633      5,598,523
  Life Time Fitness, Inc.*....   92,997      3,359,982
  Panera Bread Co. -- Class
     A*.......................   41,015      3,671,253
  WMS Industries, Inc.*.......   39,903      1,740,968
                                          ------------
TOTAL HOTELS, RESTAURANTS & LEISURE         23,172,571
                                          ------------
  HOUSEHOLD DURABLES 1.1%
  Tupperware Brands Corp. ....   73,097      3,275,477
                                          ------------
TOTAL HOUSEHOLD DURABLES                     3,275,477
                                          ------------
  INTERNET & CATALOG RETAIL 4.4%
  NetFlix, Inc.*..............   73,449     12,743,401
                                          ------------
TOTAL INTERNET & CATALOG RETAIL             12,743,401
                                          ------------
  INTERNET SOFTWARE & SERVICES 2.6%
  Equinix, Inc.*..............   41,065      3,459,316
  Rackspace Hosting, Inc.*....   98,143      2,449,649
  ValueClick, Inc.*...........  129,653      1,784,025
                                          ------------
TOTAL INTERNET SOFTWARE & SERVICES           7,692,990
                                          ------------
  IT SERVICES 2.2%
  Alliance Data Systems
     Corp.*...................   19,661      1,193,816
  Broadridge Financial
     Solutions, Inc. .........   42,841        942,502
  Gartner, Inc.*..............   57,854      1,833,393


See Notes to Financial Statements.

44



RYDEX S&P MIDCAP 400 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                                MARKET
                                 SHARES          VALUE
------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Global Payments, Inc. ......   33,907     $1,321,017
  NeuStar, Inc. -- Class A*...   41,241      1,064,430
                                          ------------
TOTAL IT SERVICES                            6,355,158
                                          ------------
  LIFE SCIENCES TOOLS & SERVICES 0.9%
  Covance, Inc.*..............   18,811        883,929
  Mettler Toledo
     International, Inc.*.....   12,928      1,687,880
                                          ------------
TOTAL LIFE SCIENCES TOOLS & SERVICES         2,571,809
                                          ------------
  MACHINERY 5.8%
  Bucyrus International,
     Inc. -- Class A..........   97,957      6,676,749
  Gardner Denver, Inc. .......   39,106      2,261,109
  Joy Global, Inc. ...........   61,144      4,338,167
  Nordson Corp. ..............   16,052      1,252,377
  Oshkosh Corp.*..............   27,722        818,076
  Valmont Industries, Inc. ...   19,933      1,571,717
                                          ------------
TOTAL MACHINERY                             16,918,195
                                          ------------
  MARINE 0.6%
  Kirby Corp.*................   42,904      1,844,443
                                          ------------
TOTAL MARINE                                 1,844,443
                                          ------------
  MEDIA 1.1%
  DreamWorks Animation SKG,
     Inc. -- Class A*.........   42,207      1,489,907
  Lamar Advertising
     Co. -- Class A*..........   54,491      1,852,149
                                          ------------
TOTAL MEDIA                                  3,342,056
                                          ------------
  METALS & MINING 2.5%
  Reliance Steel & Aluminum
     Co. .....................   98,299      4,113,813
  Steel Dynamics, Inc. .......  226,448      3,288,025
                                          ------------
TOTAL METALS & MINING                        7,401,838
                                          ------------
  MULTILINE RETAIL 0.6%
  Dollar Tree, Inc.*..........   34,136      1,751,518
                                          ------------
TOTAL MULTILINE RETAIL                       1,751,518
                                          ------------
  OIL, GAS & CONSUMABLE FUELS 2.8%
  Bill Barrett Corp.*.........   95,321      3,598,368
  Plains Exploration &
     Production Co.*..........   35,859        999,390
  Quicksilver Resources,
     Inc.*....................  239,014      3,578,040
                                          ------------
TOTAL OIL, GAS & CONSUMABLE FUELS            8,175,798
                                          ------------
  PHARMACEUTICALS 0.6%
  Medicis Pharmaceutical
     Corp. -- Class A.........   59,461      1,768,965
                                          ------------
TOTAL PHARMACEUTICALS                        1,768,965
                                          ------------
  PROFESSIONAL SERVICES 0.4%
  FTI Consulting, Inc.*.......   34,093      1,208,938
                                          ------------
TOTAL PROFESSIONAL SERVICES                  1,208,938
                                          ------------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.5%
  SL Green Realty Corp. ......   67,263      4,420,524
                                          ------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                    4,420,524
                                          ------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.7%
  Jones Lang LaSalle, Inc. ...   64,939      5,069,138
                                          ------------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                5,069,138
                                          ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.4%
  Cree, Inc.*.................   43,442      2,228,140
  Semtech Corp.*..............   62,150      1,330,632
  Silicon Laboratories,
     Inc.*....................   23,160        924,084
  Skyworks Solutions, Inc.*...  115,584      2,648,029
                                          ------------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                  7,130,885
                                          ------------
  SOFTWARE 8.7%
  Advent Software, Inc.*......   66,343      3,563,946
  Ansys, Inc.*................   62,326      2,820,251
  Factset Research Systems,
     Inc. ....................   33,077      2,903,499
  Informatica Corp.*..........   88,774      3,612,214
  MICROS Systems, Inc.*.......   36,749      1,668,037
  Rovi Corp.*.................   55,892      2,830,930
  Solera Holdings, Inc. ......   96,898      4,655,949
  TIBCO Software, Inc.*.......  181,345      3,485,451
                                          ------------
TOTAL SOFTWARE                              25,540,277
                                          ------------
  SPECIALTY RETAIL 6.5%
  Aeropostale, Inc.*..........  184,436      4,496,550
  Chico's FAS, Inc. ..........  137,871      1,340,106
  Collective Brands, Inc.*....  108,312      1,660,423
  Dress Barn, Inc.(The)*......  106,579      2,444,922
  Guess?, Inc. ...............  116,985      4,553,056
  J. Crew Group, Inc.*........   64,401      2,060,188
  Williams-Sonoma, Inc. ......   75,348      2,439,015
                                          ------------
TOTAL SPECIALTY RETAIL                      18,994,260
                                          ------------
  TEXTILES, APPAREL & LUXURY GOODS 4.0%
  Fossil, Inc.*...............   86,812      5,121,040
  Under Armour, Inc. -- Class
     A*.......................   75,524      3,525,460
  Warnaco Group, Inc.*........   59,255      3,147,033
                                          ------------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      11,793,533
                                          ------------
  WIRELESS TELECOMMUNICATION SERVICES 0.9%
  Syniverse Holdings, Inc.*...   85,112      2,595,065
                                          ------------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                   2,595,065
                                          ------------
TOTAL COMMON STOCKS
  (Cost $264,101,378)                      292,061,583
                                          ------------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................  421,016        421,016
                                          ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $421,016)                              421,016
                                          ------------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $264,522,394)                      292,482,599
                                          ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (53,338)
                                          ------------
NET ASSETS--100.0%                        $292,429,261
------------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  45




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 1.5%
  AAR Corp.*..................   15,828      $348,849
  Ceradyne, Inc.*.............   25,740       612,870
  Moog, Inc.-Class A*.........    8,910       335,016
                                          -----------
TOTAL AEROSPACE & DEFENSE                   1,296,735
                                          -----------
  AIRLINES 1.0%
  SkyWest, Inc. ..............   57,570       872,761
                                          -----------
TOTAL AIRLINES                                872,761
                                          -----------
  AUTO COMPONENTS 1.1%
  Standard Motor Products,
     Inc. ....................   61,178       650,322
  Superior Industries
     International, Inc. .....   18,726       336,132
                                          -----------
TOTAL AUTO COMPONENTS                         986,454
                                          -----------
  BUILDING PRODUCTS 3.1%
  Apogee Enterprises, Inc. ...   25,288       265,271
  Gibraltar Industries,
     Inc.*....................   35,380       323,019
  Griffon Corp.*..............   27,106       319,580
  NCI Building Systems,
     Inc.*....................  147,875     1,465,441
  Universal Forest Products,
     Inc. ....................    9,882       297,844
                                          -----------
TOTAL BUILDING PRODUCTS                     2,671,155
                                          -----------
  CAPITAL MARKETS 0.8%
  LaBranche & Co., Inc.*......  166,994       542,731
  SWS Group, Inc. ............   20,090       138,018
                                          -----------
TOTAL CAPITAL MARKETS                         680,749
                                          -----------
  CHEMICALS 1.8%
  A. Schulman, Inc. ..........   22,381       485,668
  OM Group, Inc.*.............   13,548       450,742
  Penford Corp.*..............   30,800       182,952
  Quaker Chemical Corp. ......   13,423       488,865
                                          -----------
TOTAL CHEMICALS                             1,608,227
                                          -----------
  COMMERCIAL BANKS 7.8%
  East West Bancorp, Inc. ....   18,416       324,674
  First BanCorp.*.............  530,282       161,736
  First Commonwealth Financial
     Corp. ...................  128,822       749,744
  First Midwest Bancorp,
     Inc. ....................   30,348       325,027
  Hanmi Financial Corp.*......  518,581       606,740
  National Penn Bancshares,
     Inc. ....................  115,976       752,684
  Pinnacle Financial Partners,
     Inc.*....................   45,744       521,939
  Sterling Bancorp............   33,090       310,715
  Sterling Bancshares, Inc. ..   74,928       403,862
  Susquehanna Bancshares,
     Inc. ....................  133,700     1,056,230
  Umpqua Holdings Corp. ......   37,228       409,508
  United Community Banks,
     Inc.*....................  134,086       262,809
  Whitney Holding Corp. ......   82,704       684,789
  Wintrust Financial Corp. ...    8,698       260,418
                                          -----------
TOTAL COMMERCIAL BANKS                      6,830,875
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 3.5%
  ABM Industries, Inc. .......   24,970       563,073
  Bowne & Co., Inc. ..........   91,834     1,042,316
  Standard Register Co.(The)..   95,790       307,486
  United Stationers, Inc.*....    8,534       479,611
  Viad Corp. .................   32,812       654,928
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        3,047,414
                                          -----------
  COMMUNICATIONS EQUIPMENT 1.6%
  Black Box Corp. ............   16,482       547,202
  Digi International, Inc.*...   24,440       236,090
  EMS Technologies, Inc.*.....   32,928       587,436
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT              1,370,728
                                          -----------
  CONSTRUCTION & ENGINEERING 1.9%
  Comfort Systems USA, Inc. ..   30,744       352,019
  Dycom Industries, Inc.*.....   60,274       644,932
  EMCOR Group, Inc.*..........   24,460       632,291
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            1,629,242
                                          -----------
  CONSUMER FINANCE 0.4%
  Rewards Network, Inc.*......   28,540       390,998
                                          -----------
TOTAL CONSUMER FINANCE                        390,998
                                          -----------
  CONTAINERS & PACKAGING 0.2%
  Myers Industries, Inc. .....   23,864       210,719
                                          -----------
TOTAL CONTAINERS & PACKAGING                  210,719
                                          -----------
  DISTRIBUTORS 0.6%
  Audiovox Corp. -- Class A*..   82,982       537,723
                                          -----------
TOTAL DISTRIBUTORS                            537,723
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.6%
  Interactive Brokers Group,
     Inc.-Class A*............   27,434       513,564
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          513,564
                                          -----------
  ELECTRIC UTILITIES 0.3%
  Central Vermont Public
     Service Corp. ...........   12,894       260,717
                                          -----------
TOTAL ELECTRIC UTILITIES                      260,717
                                          -----------
  ELECTRICAL EQUIPMENT 0.4%
  Encore Wire Corp. ..........   16,050       333,198
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    333,198
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.5%
  CTS Corp. ..................   35,284       358,133
  Gerber Scientific, Inc.*....  164,184     1,098,391
  Insight Enterprises, Inc.*..   24,056       363,727
  Scansource, Inc.*...........   15,328       458,920
  SYNNEX Corp.*...............   25,412       737,964
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              3,017,135
                                          -----------
  ENERGY EQUIPMENT & SERVICES 3.5%
  Basic Energy Services,
     Inc.*....................  150,819     1,668,058
  Bristow Group, Inc.*........    5,812       225,389
  Matrix Service Co.*.........   48,420       439,654
  Pioneer Drilling Co.*.......   35,054       215,933
  Seahawk Drilling, Inc.*.....   47,514       478,941
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           3,027,975
                                          -----------
  FOOD & STAPLES RETAILING 2.8%
  Casey's General Stores,
     Inc. ....................    6,456       267,666
  Great Atlantic & Pacific Tea
     Co., Inc.*...............   31,994       110,059
  Nash Finch Co. .............   21,900       917,610
  Spartan Stores, Inc. .......   53,528       800,244
  United Natural Foods,
     Inc.*....................   10,824       387,066
                                          -----------
TOTAL FOOD & STAPLES RETAILING              2,482,645
                                          -----------
  GAS UTILITIES 1.0%
  Laclede Group, Inc. ........   10,768       378,064
  New Jersey Resources
     Corp. ...................    5,466       221,318
  Southwest Gas Corp. ........    8,468       294,348
                                          -----------
TOTAL GAS UTILITIES                           893,730
                                          -----------


See Notes to Financial Statements.

46



RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
  Osteotech, Inc.*............  237,592    $1,541,972
  Symmetry Medical, Inc.*.....   25,488       225,569
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES      1,767,541
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 6.6%
  AMERIGROUP Corp.*...........   14,694       613,181
  AMN Healthcare Services,
     Inc.*....................  100,216       531,145
  Centene Corp.*..............   28,848       643,887
  Gentiva Health Services,
     Inc.*....................    9,208       214,362
  Healthspring, Inc.*.........   19,620       572,708
  MedCath Corp.*..............  100,245       993,428
  Molina Healthcare, Inc.*....   39,432     1,022,077
  PharMerica Corp.*...........   35,650       357,926
  Res-Care, Inc.*.............   64,594       854,579
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES      5,803,293
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 2.7%
  O'Charleys, Inc.*...........   45,792       343,440
  Red Robin Gourmet Burgers,
     Inc.*....................   41,934       851,260
  Ruby Tuesday, Inc.*.........   93,326     1,129,245
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         2,323,945
                                          -----------
  HOUSEHOLD DURABLES 0.6%
  Blyth, Inc. ................   13,288       533,115
                                          -----------
TOTAL HOUSEHOLD DURABLES                      533,115
                                          -----------
  HOUSEHOLD PRODUCTS 0.6%
  Central Garden & Pet
     Co. -- Class A*..........   48,996       512,008
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                      512,008
                                          -----------
  INDUSTRIAL CONGLOMERATES 0.7%
  Standex International
     Corp. ...................   13,423       361,482
  Tredegar Corp. .............   14,346       276,734
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES                638,216
                                          -----------
  INSURANCE 4.4%
  Horace Mann Educators
     Corp. ...................   24,980       466,876
  National Financial Partners
     Corp.*...................  116,448     1,606,982
  Presidential Life Corp. ....   31,734       303,694
  Safety Insurance Group,
     Inc. ....................    6,110       283,871
  Selective Insurance Group,
     Inc. ....................   22,584       382,121
  Stewart Information Services
     Corp. ...................   45,330       490,471
  United Fire & Casualty
     Co. .....................   15,550       311,467
                                          -----------
TOTAL INSURANCE                             3,845,482
                                          -----------
  IT SERVICES 2.3%
  Ciber, Inc.*................  413,381     1,517,108
  Heartland Payment Systems,
     Inc. ....................   36,564       522,134
                                          -----------
TOTAL IT SERVICES                           2,039,242
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 4.4%
  Arctic Cat, Inc.*...........  110,810     1,474,881
  Callaway Golf Co. ..........   77,796       535,237
  JAKKS Pacific, Inc.*........   82,164     1,548,791
  Nautilus, Inc.*.............  184,584       273,184
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS          3,832,093
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Kendle International,
     Inc.*....................   30,166       274,812
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          274,812
                                          -----------
  MACHINERY 4.2%
  Astec Industries, Inc.*.....    8,766       258,334
  Briggs & Stratton Corp. ....   11,344       199,654
  Cascade Corp. ..............   10,632       376,266
  EnPro Industries, Inc.*.....   16,732       587,963
  Federal Signal Corp. .......  129,122       729,539
  Lydall, Inc.*...............  134,288       997,760
  Mueller Industries, Inc. ...   16,964       498,742
                                          -----------
TOTAL MACHINERY                             3,648,258
                                          -----------
  MEDIA 0.4%
  Live Nation, Inc.*..........   34,514       327,538
                                          -----------
TOTAL MEDIA                                   327,538
                                          -----------
  METALS & MINING 2.2%
  AM Castle & Co.*............   55,954       861,692
  Century Aluminum Co.*.......   38,624       522,196
  Olympic Steel, Inc. ........   23,912       536,107
                                          -----------
TOTAL METALS & MINING                       1,919,995
                                          -----------
  MULTI-UTILITIES 0.3%
  CH Energy Group, Inc. ......    5,792       263,246
                                          -----------
TOTAL MULTI-UTILITIES                         263,246
                                          -----------
  MULTILINE RETAIL 3.7%
  Fred's, Inc. -- Class A.....   81,078       971,314
  Tuesday Morning Corp.*......  470,874     2,255,487
                                          -----------
TOTAL MULTILINE RETAIL                      3,226,801
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 2.8%
  Penn Virginia Corp. ........   23,940       354,791
  Petroleum Development
     Corp.*...................   47,438     1,480,540
  World Fuel Services Corp. ..   20,900       590,007
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS           2,425,338
                                          -----------
  PERSONAL PRODUCTS 0.4%
  Mannatech, Inc.*............  187,750       351,093
                                          -----------
TOTAL PERSONAL PRODUCTS                       351,093
                                          -----------
  PROFESSIONAL SERVICES 4.6%
  CDI Corp. ..................   69,992     1,002,985
  Kelly Services,
     Inc. -- Class A*.........   77,700     1,153,845
  School Specialty, Inc.*.....   19,936       267,142
  SFN Group, Inc.*............   83,136       630,171
  Volt Information Sciences,
     Inc.*....................  113,822       919,682
                                          -----------
TOTAL PROFESSIONAL SERVICES                 3,973,825
                                          -----------

  REAL ESTATE INVESTMENT TRUSTS (REITS) 4.2%
  Cedar Shopping Centers,
     Inc. ....................   60,534       381,970
  Colonial Properties Trust...   22,026       394,926
  Kite Realty Group Trust.....  202,904       969,881
  Lexington Realty Trust......  104,748       814,939
  Pennsylvania Real Estate
     Investment Trust.........   78,488     1,120,024
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   3,681,740
                                          -----------
  ROAD & RAIL 0.5%
  Arkansas Best Corp. ........   16,608       420,681
                                          -----------
TOTAL ROAD & RAIL                             420,681
                                          -----------
  SPECIALTY RETAIL 7.3%
  Brown Shoe Co., Inc. .......   40,106       471,246
  Cabela's, Inc.*.............   49,237       912,854
  Christopher & Banks Corp. ..   51,672       307,965
  Finish Line, Inc. -- Class
     A........................   36,344       556,063
  Group 1 Automotive, Inc.*...   26,720       942,147


See Notes to Financial Statements.

                                                               ANNUAL REPORT  47




RYDEX S&P SMALLCAP 600 PURE VALUE ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Haverty Furniture Cos.,
     Inc. ....................   25,634      $274,028
  Hot Topic, Inc. ............   89,506       512,869
  Lithia Motors, Inc. -- Class
     A........................   45,466       495,579
  MarineMax, Inc.*............   39,306       294,009
  PEP Boys-Manny Moe & Jack...   75,612       883,904
  Stage Stores, Inc. .........   27,952       372,600
  Zale Corp.*.................  145,460       372,378
                                          -----------
TOTAL SPECIALTY RETAIL                      6,395,642
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.9%
  K-Swiss, Inc. -- Class A*...   21,612       262,802
  Movado Group, Inc.*.........   51,546       579,377
  Perry Ellis International,
     Inc.*....................   51,682     1,161,811
  Quiksilver, Inc.*...........  761,110     3,173,829
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      5,177,819
                                          -----------
  TOBACCO 0.8%
  Alliance One International,
     Inc.*....................  163,116       720,973
                                          -----------
TOTAL TOBACCO                                 720,973
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 0.6%
  Lawson Products, Inc. ......   26,702       492,118
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS        492,118
                                          -----------
TOTAL COMMON STOCKS
  (Cost $98,623,259)                       87,257,558
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................  128,270       128,270
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $128,270)                             128,270
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $98,751,529)                       87,385,828
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (2,917)
                                          -----------
NET ASSETS--100.0%                        $87,382,911
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

48



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  AEROSPACE & DEFENSE 0.4%
  GenCorp, Inc.*...............  13,151       $64,045
                                          -----------
TOTAL AEROSPACE & DEFENSE                      64,045
                                          -----------
  AIRLINES 0.4%
  Allegiant Travel Co. ........   1,620        76,286
                                          -----------
TOTAL AIRLINES                                 76,286
                                          -----------
  BEVERAGES 0.7%
  Boston Beer Co.,
     Inc. -- Class A*..........   1,590       113,828
                                          -----------
TOTAL BEVERAGES                               113,828
                                          -----------
  BIOTECHNOLOGY 1.3%
  Cubist Pharmaceuticals,
     Inc.*.....................   3,740        87,067
  Regeneron Pharmaceuticals,
     Inc.*.....................   5,000       130,400
                                          -----------
TOTAL BIOTECHNOLOGY                           217,467
                                          -----------
  BUILDING PRODUCTS 0.3%
  AAON, Inc. ..................   2,010        49,346
                                          -----------
TOTAL BUILDING PRODUCTS                        49,346
                                          -----------
  CAPITAL MARKETS 1.2%
  optionsXpress Holdings,
     Inc.*.....................   6,080        97,098
  Stifel Financial Corp.*......   1,790        84,828
  TradeStation Group, Inc.*....   5,480        30,085
                                          -----------
TOTAL CAPITAL MARKETS                         212,011
                                          -----------
  CHEMICALS 0.8%
  Balchem Corp. ...............   4,330       132,325
                                          -----------
TOTAL CHEMICALS                               132,325
                                          -----------
  COMMERCIAL BANKS 0.5%
  Signature Bank*..............   2,170        91,661
                                          -----------
TOTAL COMMERCIAL BANKS                         91,661
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  SYKES Enterprises, Inc.*.....   2,350        39,033
  Tetra Tech, Inc.*............   1,300        27,378
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES           66,411
                                          -----------
  COMMUNICATIONS EQUIPMENT 2.6%
  Blue Coat Systems, Inc.*.....   6,970       187,981
  NETGEAR, Inc.*...............   3,010        92,738
  Oplink Communications,
     Inc.*.....................   9,401       164,329
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT                445,048
                                          -----------
  COMPUTERS & PERIPHERALS 3.2%
  Compellent Technologies,
     Inc.*.....................   6,920       174,869
  Novatel Wireless, Inc.*......  17,111       179,323
  Stratasys, Inc.*.............   3,090        96,779
  Synaptics, Inc.*.............   3,780       101,795
                                          -----------
TOTAL COMPUTERS & PERIPHERALS                 552,766
                                          -----------
  CONSTRUCTION & ENGINEERING 0.9%
  Orion Marine Group, Inc.*....  11,780       147,368
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING              147,368
                                          -----------
  CONSUMER FINANCE 1.7%
  Cash America International,
     Inc. .....................   2,020        71,165
  First Cash Financial
     Services, Inc.*...........   3,120        90,698
  World Acceptance Corp.*......   3,230       139,374
                                          -----------
TOTAL CONSUMER FINANCE                        301,237
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 1.4%
  Capella Education Co.*.......     740        40,574
  Coinstar, Inc.*..............   3,600       207,288
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           247,862
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 0.7%
  Portfolio Recovery
     Associates, Inc.*.........   1,780       119,349
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          119,349
                                          -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.0%
  Atlantic Tele-Network,
     Inc. .....................   2,770       117,060
  Cbeyond, Inc.*...............   4,430        60,027
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    177,087
                                          -----------
  ELECTRICAL EQUIPMENT 0.7%
  AZZ, Inc. ...................   3,380       125,533
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                    125,533
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.5%
  FARO Technologies, Inc.*.....   1,820        43,935
  Mercury Computer Systems,
     Inc.*.....................   6,090        96,466
  TTM Technologies, Inc.*......  11,620       121,777
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                                262,178
                                          -----------
  ENERGY EQUIPMENT & SERVICES 3.9%
  CARBO Ceramics, Inc. ........     670        56,126
  Gulf Island Fabrication,
     Inc. .....................   5,180       118,311
  Hornbeck Offshore Services,
     Inc.*.....................   5,370       119,429
  Lufkin Industries, Inc. .....   1,260        61,551
  Oil States International,
     Inc.*.....................   3,560       181,987
  TETRA Technologies, Inc.*....  13,431       131,087
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES             668,491
                                          -----------
  FOOD & STAPLES RETAILING 1.3%
  Andersons, Inc.(The).........   5,780       227,559
                                          -----------
TOTAL FOOD & STAPLES RETAILING                227,559
                                          -----------
  FOOD PRODUCTS 3.3%
  Cal-Maine Foods, Inc. .......   3,110        90,097
  Calavo Growers, Inc. ........   3,970        87,062
  Darling International,
     Inc.*.....................  16,561       165,776
  Sanderson Farms, Inc. .......   1,790        75,144
  TreeHouse Foods, Inc.*.......   3,270       152,709
                                          -----------
TOTAL FOOD PRODUCTS                           570,788
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 4.6%
  Abaxis, Inc.*................   2,620        62,906
  Align Technology, Inc.*......   6,530       111,206
  American Medical Systems
     Holdings, Inc.*...........   7,120       143,824
  Cantel Medical Corp. ........   3,450        63,894
  Cooper Cos., Inc.(The).......   2,750       135,685
  Integra LifeSciences Holdings
     Corp.*....................   2,290        98,516
  Natus Medical, Inc.*.........   6,010        78,731
  Neogen Corp.*................   1,860        62,161
  Zoll Medical Corp.*..........   1,430        46,518
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        803,441
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 5.5%
  Air Methods Corp.*...........   2,740       112,066
  Almost Family, Inc.*.........   1,170        40,400
  Amedisys, Inc.*..............   1,930        49,138
  Bio-Reference Labs, Inc.*....   3,240        69,854
  Catalyst Health Solutions,
     Inc.*.....................   3,350       126,797
  Genoptix, Inc.*..............   2,690        45,784


See Notes to Financial Statements.

                                                               ANNUAL REPORT  49




RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONTINUED)

  Healthways, Inc.*............   7,960       $83,421
  HMS Holdings Corp.*..........   2,510       150,876
  IPC The Hospitalist Co.,
     Inc.*.....................   4,360       139,651
  LHC Group, Inc.*.............   2,060        55,414
  RehabCare Group, Inc.*.......   3,840        85,363
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        958,764
                                          -----------
  HEALTH CARE TECHNOLOGY 0.9%
  Quality Systems, Inc. .......   2,410       154,867
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                  154,867
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 6.5%
  BJ's Restaurants, Inc.*......   5,860       194,259
  Buffalo Wild Wings, Inc.*....   3,100       145,793
  California Pizza Kitchen,
     Inc.*.....................   5,940        98,069
  CEC Entertainment, Inc.*.....   3,100       102,920
  Cracker Barrel Old Country
     Store, Inc. ..............   3,060       164,904
  Interval Leisure Group,
     Inc.*.....................   4,140        59,409
  P.F. Chang's China Bistro,
     Inc. .....................   2,510       115,259
  Peet's Coffee & Tea, Inc.*...   2,120        81,090
  Texas Roadhouse, Inc.*.......  11,180       171,725
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         1,133,428
                                          -----------
  HOUSEHOLD DURABLES 1.0%
  National Presto Industries,
     Inc. .....................   1,190       133,196
  Universal Electronics,
     Inc.*.....................   2,080        43,805
                                          -----------
TOTAL HOUSEHOLD DURABLES                      177,001
                                          -----------
  INSURANCE 1.0%
  eHealth, Inc.*...............   6,600        89,166
  Tower Group, Inc. ...........   3,150        76,482
                                          -----------
TOTAL INSURANCE                               165,648
                                          -----------
  INTERNET & CATALOG RETAIL 1.9%
  Blue Nile, Inc.*.............   2,490       106,074
  HSN, Inc.*...................   4,300       128,742
  NutriSystem, Inc. ...........   4,780        91,394
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               326,210
                                          -----------
  INTERNET SOFTWARE & SERVICES 3.8%
  comScore, Inc.*..............   8,630       202,891
  DealerTrack Holdings, Inc.*..   3,850        74,382
  j2 Global Communications,
     Inc.*.....................   3,000        79,050
  Knot, Inc.(The)*.............   3,310        29,923
  Perficient, Inc.*............  19,721       208,254
  Stamps.com, Inc.*............   3,920        62,563
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES            657,063
                                          -----------
  IT SERVICES 2.4%
  CSG Systems International,
     Inc.*.....................   3,960        76,982
  MAXIMUS, Inc. ...............     810        49,110
  TeleTech Holdings, Inc.*.....   5,120        77,722
  Wright Express Corp.*........   5,700       214,947
                                          -----------
TOTAL IT SERVICES                             418,761
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 1.3%
  Polaris Industries, Inc. ....   1,060        75,355
  Sturm Ruger & Co., Inc. .....   9,100       142,506
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            217,861
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 0.6%
  Dionex Corp.*................     650        58,000
  Enzo Biochem, Inc.*..........  11,340        48,875
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES          106,875
                                          -----------
  MEDIA 1.6%
  Arbitron, Inc. ..............   1,760        44,563
  Dolan Media Co.*.............  21,631       231,452
                                          -----------
TOTAL MEDIA                                   276,015
                                          -----------
  METALS & MINING 1.4%
  AMCOL International Corp. ...   1,940        53,816
  Kaiser Aluminum Corp. .......   4,070       183,109
                                          -----------
TOTAL METALS & MINING                         236,925
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 0.9%
  Gulfport Energy Corp.*.......   4,380        72,971
  SM Energy Co. ...............   1,960        81,693
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             154,664
                                          -----------
  PAPER & FOREST PRODUCTS 0.5%
  Schweitzer-Mauduit
     International, Inc. ......   1,320        84,718
                                          -----------
TOTAL PAPER & FOREST PRODUCTS                  84,718
                                          -----------
  PERSONAL PRODUCTS 1.0%
  Medifast, Inc.*..............   7,460       178,145
                                          -----------
TOTAL PERSONAL PRODUCTS                       178,145
                                          -----------
  PHARMACEUTICALS 2.0%
  Hi-Tech Pharmacal Co.,
     Inc.*.....................   6,480       140,162
  Par Pharmaceutical Cos.,
     Inc.*.....................   2,800        91,028
  Salix Pharmaceuticals Ltd.*..   3,260       123,326
                                          -----------
TOTAL PHARMACEUTICALS                         354,516
                                          -----------
  PROFESSIONAL SERVICES 0.3%
  Heidrick & Struggles
     International, Inc. ......   2,230        47,900
                                          -----------
TOTAL PROFESSIONAL SERVICES                    47,900
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.6%
  Acadia Realty Trust..........   2,940        56,095
  DiamondRock Hospitality
     Co.*......................  11,700       123,786
  Medical Properties Trust,
     Inc. .....................   9,300       104,067
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                     283,948
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
  Forestar Real Estate Group,
     Inc.*.....................   3,730        63,783
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                  63,783
                                          -----------

  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7.4%
  Cymer, Inc.*.................   1,170        43,232
  Diodes, Inc.*................   7,980       175,400
  Hittite Microwave Corp.*.....   2,570       132,792
  Kopin Corp.*.................  16,031        61,078
  Monolithic Power Systems,
     Inc.*.....................   6,750       108,473
  Pericom Semiconductor
     Corp.*....................   5,500        51,810
  Sigma Designs, Inc.*.........   9,730       111,019
  Tessera Technologies, Inc.*..   5,120       101,018
  TriQuint Semiconductor,
     Inc.*.....................  23,811       245,253
  Veeco Instruments, Inc.*.....   2,060        86,211
  Volterra Semiconductor
     Corp.*....................   8,410       171,816
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                 1,288,102
                                          -----------


See Notes to Financial Statements.

50



RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS (CONCLUDED)

  SOFTWARE 13.4%
  Blackbaud, Inc. .............   4,940      $125,427
  Commvault Systems, Inc.*.....   5,680       164,322
  Concur Technologies, Inc.*...   2,100       108,402
  Ebix, Inc.*..................   9,440       233,168
  Epicor Software Corp.*.......   9,210        86,574
  Interactive Intelligence,
     Inc.*.....................   7,910       195,456
  JDA Software Group, Inc.*....   3,310        83,743
  Manhattan Associates, Inc.*..   3,140        96,649
  MicroStrategy, Inc. -- Class
     A*........................   2,000       181,260
  Netscout Systems, Inc.*......   9,630       226,016
  Radiant Systems, Inc.*.......  10,580       206,416
  Smith Micro Software, Inc.*..  11,630       141,421
  Sourcefire, Inc.*............   9,500       224,105
  Taleo Corp. Class A*.........   3,550       101,849
  Tyler Technologies, Inc.*....   4,070        83,069
  Websense, Inc.*..............   3,250        65,390
                                          -----------
TOTAL SOFTWARE                              2,323,267
                                          -----------
  SPECIALTY RETAIL 5.6%
  Big 5 Sporting Goods Corp. ..   5,090        68,817
  Buckle, Inc.(The)............   2,340        68,071
  Gymboree Corp.*..............   2,250       146,385
  Hibbett Sports, Inc.*........   2,290        61,715
  Jos. A. Bank Clothiers,
     Inc.*.....................   3,590       156,524
  Kirkland's, Inc.*............   4,860        65,367
  Lumber Liquidators Holdings,
     Inc.*.....................   7,300       175,784
  Monro Muffler, Inc. .........   1,510        72,087
  Zumiez, Inc.*................   5,890       154,436
                                          -----------
TOTAL SPECIALTY RETAIL                        969,186
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.7%
  Crocs, Inc.*.................  18,491       257,580
  Deckers Outdoor Corp.*.......   3,710       215,551
  Iconix Brand Group, Inc.*....   9,640       168,700
  Steven Madden, Ltd.*.........   2,450       103,635
  True Religion Apparel,
     Inc.*.....................   6,770       138,446
  Volcom, Inc.*................   5,960       102,333
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS        986,245
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.4%
  NTELOS Holdings Corp. .......   4,110        74,679
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                     74,679
                                          -----------
TOTAL COMMON STOCKS
  (Cost $15,051,880)                       17,310,658
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  20,369        20,369
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $20,369)                               20,369
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $15,072,249)                       17,331,027
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                              (1,665)
                                          -----------
NET ASSETS--100.0%                        $17,329,362
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  51




RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  AUTO COMPONENTS 2.4%
  Goodyear Tire & Rubber
     Co.(The)*.................  26,340      $269,195
  Johnson Controls, Inc. ......  10,060       353,307
                                          -----------
TOTAL AUTO COMPONENTS                         622,502
                                          -----------
  AUTOMOBILES 2.5%
  Ford Motor Co.*..............  23,500       332,055
  Harley-Davidson, Inc. .......  10,280       315,390
                                          -----------
TOTAL AUTOMOBILES                             647,445
                                          -----------
  DISTRIBUTORS 1.3%
  Genuine Parts Co. ...........   6,750       323,055
                                          -----------
TOTAL DISTRIBUTORS                            323,055
                                          -----------
  DIVERSIFIED CONSUMER SERVICES 3.2%
  Apollo Group, Inc. -- Class
     A*........................   6,050       226,754
  DeVry, Inc. .................   6,570       314,440
  H&R Block, Inc. .............  22,540       265,747
                                          -----------
TOTAL DIVERSIFIED CONSUMER SERVICES           806,941
                                          -----------
  HOTELS, RESTAURANTS & LEISURE 12.5%
  Carnival Corp. ..............   8,230       355,289
  Darden Restaurants, Inc. ....   6,490       296,658
  International Game
     Technology................  19,360       301,822
  Marriott International,
     Inc. -- Class A...........   8,280       306,774
  McDonald's Corp. ............   3,910       304,081
  Starbucks Corp. .............  11,360       323,533
  Starwood Hotels & Resorts
     Worldwide, Inc. ..........   5,740       310,764
  Wyndham Worldwide Corp. .....  11,040       317,400
  Wynn Resorts Ltd. ...........   3,250       348,302
  Yum! Brands, Inc. ...........   6,380       316,193
                                          -----------
TOTAL HOTELS, RESTAURANTS & LEISURE         3,180,816
                                          -----------
  HOUSEHOLD DURABLES 10.5%
  D.R. Horton, Inc. ...........  27,580       287,935
  Fortune Brands, Inc. ........   5,970       322,678
  Harman International
     Industries, Inc.*.........   9,010       302,286
  Leggett & Platt, Inc. .......  13,610       277,372
  Lennar Corp. -- Class A......  20,740       300,937
  Newell Rubbermaid, Inc. .....  17,410       307,287
  Pulte Homes, Inc.*...........  35,470       278,440
  Stanley Black & Decker,
     Inc. .....................   4,930       305,512
  Whirlpool Corp. .............   3,940       298,770
                                          -----------
TOTAL HOUSEHOLD DURABLES                    2,681,217
                                          -----------
  INTERNET & CATALOG RETAIL 3.8%
  Amazon.com, Inc.*............   1,970       325,326
  Expedia, Inc. ...............  10,230       296,158
  Priceline.com, Inc.*.........     880       331,593
                                          -----------
TOTAL INTERNET & CATALOG RETAIL               953,077
                                          -----------
  LEISURE EQUIPMENT & PRODUCTS 3.8%
  Eastman Kodak Co.*...........  74,950       353,014
  Hasbro, Inc. ................   6,580       304,325
  Mattel, Inc. ................  13,060       304,690
                                          -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS            962,029
                                          -----------
  MEDIA 21.2%
  CBS Corp. -- Class B.........  19,180       324,718
  Comcast Corp. -- Class A.....  16,640       342,451
  DIRECTV -- Class A*..........   7,090       308,131
  Discovery Communications,
     Inc. -- Class A*..........   7,030       313,608
  Gannett Co., Inc. ...........  21,980       260,463
  Interpublic Group of Cos.,
     Inc.*.....................  30,460       315,261
  McGraw-Hill Cos., Inc. ......   9,600       361,440
  Meredith Corp. ..............   9,160       310,982
  New York Times Co. -- Class
     A*........................  36,360       278,881
  News Corp. -- Class A........  21,590       312,191
  Omnicom Group, Inc. .........   7,620       334,975
  Scripps Networks
     Interactive -- Class A....   6,440       327,732
  Time Warner Cable, Inc. .....   5,740       332,174
  Time Warner, Inc. ...........   9,310       302,668
  Viacom, Inc. -- Class B......   8,410       324,542
  Walt Disney Co.(The).........   8,550       308,741
  Washington Post Co. -- Class
     B.........................     800       321,720
                                          -----------
TOTAL MEDIA                                 5,380,678
                                          -----------
  MULTILINE RETAIL 9.8%
  Big Lots, Inc.*..............   8,690       272,605
  Family Dollar Stores, Inc. ..   6,800       313,956
  J.C. Penney Co., Inc. .......  11,970       373,225
  Kohl's Corp.*................   5,770       295,424
  Macy's, Inc. ................  13,480       318,667
  Nordstrom, Inc. .............   8,090       311,546
  Sears Holdings Corp.*........   4,400       316,712
  Target Corp. ................   5,420       281,515
                                          -----------
TOTAL MULTILINE RETAIL                      2,483,650
                                          -----------
  SPECIALTY RETAIL 23.6%
  Abercrombie & Fitch
     Co. -- Class A............   8,090       346,737
  AutoNation, Inc.*............  12,570       291,875
  AutoZone, Inc.*..............   1,340       318,424
  Bed Bath & Beyond, Inc.*.....   7,150       313,885
  Best Buy Co., Inc. ..........   7,920       340,402
  CarMax, Inc.*................  12,450       385,825
  GameStop Corp. -- Class A*...  15,070       296,276
  Gap, Inc.(The)...............  15,730       299,027
  Home Depot, Inc. ............   9,760       301,389
  Limited Brands, Inc. ........  11,050       324,760
  Lowe's Cos., Inc. ...........  13,720       292,648
  O'Reilly Automotive, Inc.*...   5,660       331,110
  Office Depot, Inc.*..........  72,350       324,851
  RadioShack Corp. ............  14,140       284,638
  Ross Stores, Inc. ...........   5,410       319,136
  Staples, Inc. ...............  15,080       308,688
  Tiffany & Co. ...............   6,580       348,740
  TJX Cos., Inc. ..............   6,830       313,429
  Urban Outfitters, Inc.*......   8,630       265,545
                                          -----------
TOTAL SPECIALTY RETAIL                      6,007,385
                                          -----------
  TEXTILES, APPAREL & LUXURY GOODS 5.1%
  Coach, Inc. .................   7,040       352,000
  NIKE, Inc. -- Class B........   3,810       310,286
  Polo Ralph Lauren Corp. .....   3,380       327,455
  V.F. Corp. ..................   3,770       313,815
                                          -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS      1,303,556
                                          -----------
TOTAL COMMON STOCKS
  (Cost $23,482,078)                       25,352,351
                                          -----------


SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund......................  72,127        72,127
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $72,127)                               72,127
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $23,554,205)                       25,424,478
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                            396
                                          -----------
NET ASSETS--100.0%                        $25,424,874
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

52



RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.6%
  BEVERAGES 17.2%
  Brown-Forman Corp. -- Class
     B.........................   5,320      $323,509
  Coca-Cola Co.(The)...........   5,630       345,232
  Coca-Cola Enterprises,
     Inc. .....................  15,570       373,836
  Constellation Brands,
     Inc. -- Class A*..........  17,940       353,956
  Dr Pepper Snapple Group,
     Inc. .....................   9,200       336,260
  Molson Coors Brewing
     Co. -- Class B............   7,080       334,388
  PepsiCo, Inc. ...............   4,860       317,358
                                          -----------
TOTAL BEVERAGES                             2,384,539
                                          -----------
  FOOD & STAPLES RETAILING 21.9%
  Costco Wholesale Corp. ......   5,290       332,053
  CVS Caremark Corp. ..........  10,800       325,296
  Kroger Co.(The)..............  14,790       325,380
  Safeway, Inc. ...............  15,930       364,797
  SUPERVALU, Inc. .............  28,600       308,594
  Sysco Corp. .................  11,120       327,595
  Wal-Mart Stores, Inc. .......   6,090       329,895
  Walgreen Co. ................  11,120       376,746
  Whole Foods Market, Inc.*....   8,680       345,030
                                          -----------
TOTAL FOOD & STAPLES RETAILING              3,035,386
                                          -----------
  FOOD PRODUCTS 36.0%
  Archer-Daniels-Midland Co. ..   9,950       331,534
  Campbell Soup Co. ...........   8,910       322,988
  ConAgra Foods, Inc. .........  14,670       329,928
  Dean Foods Co.*..............  32,080       333,632
  General Mills, Inc. .........   8,910       334,481
  H.J. Heinz Co. ..............   6,720       330,019
  Hershey Co.(The).............   6,850       339,007
  Hormel Foods Corp. ..........   7,310       335,675
  J.M. Smucker Co.(The)........   5,330       342,612
  Kellogg Co. .................   6,350       319,151
  Kraft Foods, Inc. -- Class
     A.........................  10,310       332,704
  McCormick & Co., Inc. .......   7,810       345,358
  Mead Johnson Nutrition Co. ..   5,850       344,097
  Sara Lee Corp. ..............  22,990       329,447
  Tyson Foods, Inc. -- Class
     A.........................  20,330       316,132
                                          -----------
TOTAL FOOD PRODUCTS                         4,986,765
                                          -----------
  HOUSEHOLD PRODUCTS 9.3%
  Clorox Co. ..................   4,840       322,102
  Colgate-Palmolive Co. .......   4,160       320,819
  Kimberly-Clark Corp. ........   4,860       307,833
  Procter & Gamble Co. ........   5,300       336,921
                                          -----------
TOTAL HOUSEHOLD PRODUCTS                    1,287,675
                                          -----------
  PERSONAL PRODUCTS 5.1%
  Avon Products, Inc. .........  10,390       316,375
  Estee Lauder Cos.,
     Inc -- Class A............   5,470       389,300
                                          -----------
TOTAL PERSONAL PRODUCTS                       705,675
                                          -----------
  TOBACCO 10.1%
  Altria Group, Inc. ..........  13,790       350,542
  Lorillard, Inc. .............   4,010       342,213
  Philip Morris International,
     Inc. .....................   5,870       343,395
  Reynolds American, Inc. .....   5,540       359,546
                                          -----------
TOTAL TOBACCO                               1,395,696
                                          -----------
TOTAL COMMON STOCKS
  (Cost $12,201,123)                       13,795,736
                                          -----------


SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund......................  46,252        46,252
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $46,252)                               46,252
                                          -----------
TOTAL INVESTMENTS 99.9%(A)
  (Cost $12,247,375)                       13,841,988
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.1%                            13,518
                                          -----------
NET ASSETS--100.0%                        $13,855,506
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  53




RYDEX S&P EQUAL WEIGHT ENERGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  ENERGY EQUIPMENT & SERVICES 26.4%
  Baker Hughes, Inc. ..........   9,374      $434,297
  Cameron International
     Corp.*....................   9,410       411,688
  Diamond Offshore Drilling,
     Inc. .....................   6,010       397,622
  FMC Technologies, Inc.*......   5,710       411,691
  Halliburton Co. .............  12,059       384,200
  Helmerich & Payne, Inc. .....   9,699       414,923
  Nabors Industries, Ltd.*.....  21,820       456,038
  National-Oilwell Varco,
     Inc. .....................   9,020       484,915
  Rowan Cos., Inc.*............  12,629       415,494
  Schlumberger, Ltd. ..........   6,430       449,393
                                          -----------
TOTAL ENERGY EQUIPMENT & SERVICES           4,260,261
                                          -----------
  OIL, GAS & CONSUMABLE FUELS 73.5%
  Anadarko Petroleum Corp. ....   6,904       425,079
  Apache Corp. ................   3,960       400,039
  Cabot Oil & Gas Corp. .......  13,790       399,634
  Chesapeake Energy Corp. .....  17,340       376,278
  Chevron Corp. ...............   4,750       392,398
  ConocoPhillips...............   6,760       401,544
  CONSOL Energy, Inc. .........  10,630       390,759
  Denbury Resources, Inc.*.....  23,880       406,438
  Devon Energy Corp. ..........   6,025       391,746
  El Paso Corp. ...............  30,977       410,755
  EOG Resources, Inc. .........   4,180       400,110
  EQT Corp. ...................  10,910       408,470
  Exxon Mobil Corp. ...........   6,135       407,793
  Hess Corp. ..................   6,720       423,562
  Marathon Oil Corp. ..........  11,720       416,880
  Massey Energy Co. ...........  12,440       523,351
  Murphy Oil Corp. ............   6,344       413,375
  Noble Energy, Inc. ..........   5,030       409,844
  Occidental Petroleum Corp. ..   4,895       384,894
  Peabody Energy Corp. ........   7,930       419,497
  Pioneer Natural Resources
     Co. ......................   5,690       397,162
  QEP Resources, Inc. .........  12,630       417,169
  Range Resources Corp. .......  10,630       397,456
  Southwestern Energy Co.*.....  11,760       398,076
  Spectra Energy Corp. ........  17,250       410,032
  Sunoco, Inc. ................  10,870       407,299
  Tesoro Corp. ................  29,640       384,134
  Valero Energy Corp. .........  21,800       391,310
  Williams Cos., Inc.(The).....  20,289       436,619
                                          -----------
TOTAL OIL, GAS & CONSUMABLE FUELS          11,841,703
                                          -----------
TOTAL COMMON STOCKS
  (Cost $14,652,509)                       16,101,964
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  15,673        15,673
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $15,673)                               15,673
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $14,668,182)                       16,117,637
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          4,239
                                          -----------
NET ASSETS--100.0%                        $16,121,876
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

54



RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.7%
  CAPITAL MARKETS 17.8%
  Ameriprise Financial, Inc. ..   4,210      $217,615
  Bank of New York Mellon
     Corp. ....................   7,810       195,719
  Charles Schwab Corp.(The)....  14,590       224,686
  E*TRADE Financial Corp.*.....  14,250       203,775
  Federated Investors,
     Inc. -- Class B...........   8,710       216,966
  Franklin Resources, Inc. ....   1,870       214,489
  Goldman Sachs Group,
     Inc.(The).................   1,310       210,844
  Invesco Ltd. ................   9,490       218,270
  Janus Capital Group, Inc. ...  19,070       201,379
  Legg Mason, Inc. ............   6,730       208,832
  Morgan Stanley...............   7,450       185,282
  Northern Trust Corp. ........   4,050       201,001
  State Street Corp. ..........   5,160       215,482
  T. Rowe Price Group, Inc. ...   4,020       222,185
                                          -----------
TOTAL CAPITAL MARKETS                       2,936,525
                                          -----------
  COMMERCIAL BANKS 16.3%
  BB&T Corp. ..................   8,570       200,624
  Comerica, Inc. ..............   5,370       192,138
  Fifth Third Bancorp..........  16,330       205,105
  First Horizon National
     Corp.*....................  18,220       183,840
  Huntington Bancshares,
     Inc. .....................  33,870       192,043
  KeyCorp......................  24,390       199,754
  M&T Bank Corp. ..............   2,300       171,925
  Marshall & Ilsley Corp. .....  28,830       170,385
  PNC Financial Services Group,
     Inc. .....................   3,660       197,274
  Regions Financial Corp. .....  28,700       180,810
  SunTrust Banks, Inc. ........   7,720       193,154
  U.S. Bancorp.................   8,790       212,542
  Wells Fargo & Co. ...........   7,660       199,773
  Zions Bancorp................   9,280       191,725
                                          -----------
TOTAL COMMERCIAL BANKS                      2,691,092
                                          -----------
  CONSUMER FINANCE 5.0%
  American Express Co. ........   4,870       201,910
  Capital One Financial
     Corp. ....................   5,160       192,313
  Discover Financial Services..  12,630       222,920
  SLM Corp.*...................  17,020       202,538
                                          -----------
TOTAL CONSUMER FINANCE                        819,681
                                          -----------
  DIVERSIFIED FINANCIAL SERVICES 11.2%
  Bank of America Corp. .......  14,720       168,397
  Citigroup, Inc.*.............  50,250       209,542
  CME Group, Inc. .............     760       220,134
  IntercontinentalExchange,
     Inc.*.....................   1,880       215,956
  JPMorgan Chase & Co. ........   4,870       183,258
  Leucadia National Corp.*.....   8,470       215,307
  Moody's Corp. ...............   8,030       217,292
  Nasdaq OMX Group (The)*......  10,300       216,506
  NYSE Euronext................   6,690       204,982
                                          -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES        1,851,374
                                          -----------
  INSURANCE 27.2%
  ACE Ltd. ....................   3,450       204,999
  AFLAC, Inc. .................   3,850       215,177
  Allstate Corp. ..............   6,470       197,270
  American International Group,
     Inc.*.....................   5,590       234,836
  Aon Corp. ...................   5,260       209,085
  Assurant, Inc. ..............   5,000       197,700
  Berkshire Hathaway,
     Inc. -- Class B*..........   2,390       190,148
  Chubb Corp. .................   3,470       201,329
  Cincinnati Financial Corp. ..   6,850       201,664
  Genworth Financial,
     Inc. -- Class A*..........  16,010       181,553
  Hartford Financial Services
     Group, Inc. ..............   8,780       210,545
  Lincoln National Corp. ......   8,070       197,554
  Loews Corp. .................   5,390       212,797
  Marsh & McLennan Cos.,
     Inc. .....................   8,300       207,334
  MetLife, Inc. ...............   4,940       199,230
  Principal Financial Group,
     Inc. .....................   7,810       209,621
  Progressive Corp. ...........   9,500       201,020
  Prudential Financial, Inc. ..   3,600       189,288
  Torchmark Corp. .............   3,700       211,936
  Travelers Cos., Inc.(The)....   3,790       209,208
  Unum Group...................   9,020       202,228
  XL Group PLC.................   9,550       201,983
                                          -----------
TOTAL INSURANCE                             4,486,505
                                          -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 18.7%
  Apartment Investment &
     Management Co. -- Class
     A.........................   8,970       209,091
  AvalonBay Communities,
     Inc. .....................   1,810       192,421
  Boston Properties, Inc. .....   2,300       198,237
  Equity Residential...........   4,090       198,897
  HCP, Inc. ...................   5,430       195,534
  Health Care REIT, Inc. ......   4,190       214,109
  Host Hotels & Resorts,
     Inc. .....................  13,730       218,170
  Kimco Realty Corp. ..........  12,540       216,064
  Plum Creek Timber Co.,
     Inc. .....................   5,600       206,304
  ProLogis.....................  17,720       241,878
  Public Storage, Inc. ........   1,930       191,494
  Simon Property Group, Inc. ..   2,110       202,602
  Ventas, Inc. ................   3,780       202,457
  Vornado Realty Trust.........   2,320       202,745
  Weyerhaeuser Co. ............  12,590       204,210
                                          -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                   3,094,213
                                          -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.2%
  CB Richard Ellis Group,
     Inc. -- Class A*..........  11,030       202,400
                                          -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                 202,400
                                          -----------
  THRIFTS & MORTGAGE FINANCE 2.3%
  Hudson City Bancorp, Inc. ...  16,390       190,944
  People's United Financial,
     Inc. .....................  15,310       188,466
                                          -----------
TOTAL THRIFTS & MORTGAGE FINANCE              379,410
                                          -----------
TOTAL COMMON STOCKS
  (Cost $15,946,406)                       16,461,200
                                          -----------


SHORT TERM INVESTMENTS 0.3%
  SSgA Government Money Market
     Fund......................  45,855        45,855
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $45,855)                               45,855
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $15,992,261)                       16,507,055
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          2,896
                                          -----------
NET ASSETS--100.0%                        $16,509,951
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  55




RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 100.0%
  BIOTECHNOLOGY 12.0%
  Amgen, Inc.*................   17,970    $1,027,704
  Biogen Idec, Inc.*..........   17,170     1,076,731
  Celgene Corp.*..............   18,060     1,120,984
  Cephalon, Inc.*.............   15,930     1,058,389
  Genzyme Corp.*..............   14,080     1,015,591
  Gilead Sciences, Inc.*......   28,309     1,123,018
                                          -----------
TOTAL BIOTECHNOLOGY                         6,422,417
                                          -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 24.8%
  Baxter International,
     Inc. ....................   22,010     1,120,309
  Becton, Dickinson & Co. ....   13,610     1,027,827
  Boston Scientific Corp.*....  181,679     1,159,112
  C.R. Bard, Inc. ............   12,299     1,022,293
  CareFusion Corp.*...........   40,980       989,257
  Dentsply International,
     Inc. ....................   32,550     1,021,744
  Hospira, Inc.*..............   17,770     1,056,960
  Intuitive Surgical, Inc.*...    3,390       891,401
  Medtronic, Inc. ............   29,460     1,037,287
  St Jude Medical, Inc.*......   26,920     1,031,036
  Stryker Corp. ..............   20,310     1,005,142
  Varian Medical Systems,
     Inc.*....................   16,770     1,060,199
  Zimmer Holdings, Inc.*......   19,580       928,875
                                          -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES     13,351,442
                                          -----------
  HEALTH CARE PROVIDERS & SERVICES 31.3%
  Aetna, Inc. ................   33,318       994,875
  AmerisourceBergen Corp. ....   32,859     1,078,432
  Cardinal Health, Inc. ......   30,410     1,054,923
  CIGNA Corp. ................   28,590     1,006,082
  Coventry Health Care,
     Inc.*....................   46,990     1,100,506
  DaVita, Inc.*...............   15,300     1,097,775
  Express Scripts, Inc.*......   21,510     1,043,665
  Humana, Inc.*...............   19,658     1,145,865
  Laboratory Corp. of America
     Holdings*................   13,289     1,080,662
  McKesson Corp. .............   15,860     1,046,443
  Medco Health Solutions,
     Inc.*....................   21,049     1,105,704
  Patterson Cos., Inc. .......   36,442     1,007,621
  Quest Diagnostics, Inc. ....   20,710     1,017,689
  Tenet Healthcare Corp.*.....  234,638     1,023,022
  UnitedHealth Group, Inc. ...   28,920     1,042,566
  WellPoint, Inc.*............   18,099       983,500
                                          -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES     16,829,330
                                          -----------
  HEALTH CARE TECHNOLOGY 2.0%
  Cerner Corp.*...............   12,500     1,097,875
                                          -----------
TOTAL HEALTH CARE TECHNOLOGY                1,097,875
                                          -----------
  LIFE SCIENCES TOOLS & SERVICES 7.9%
  Life Technologies Corp.*....   21,070     1,057,293
  PerkinElmer, Inc. ..........   44,370     1,040,476
  Thermo Fisher Scientific,
     Inc.*....................   21,060     1,082,905
  Waters Corp.*...............   14,460     1,071,920
                                          -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES        4,252,594
                                          -----------
  PHARMACEUTICALS 22.0%
  Abbott Laboratories.........   19,180       984,317
  Allergan, Inc. .............   15,310     1,108,597
  Bristol-Myers Squibb Co. ...   36,740       988,306
  Eli Lilly & Co. ............   27,760       977,152
  Forest Laboratories, Inc.*..   31,980     1,056,939
  Johnson & Johnson, Inc. ....   16,149     1,028,207
  King Pharmaceuticals,
     Inc.*....................  106,020     1,499,123
  Merck & Co., Inc. ..........   27,179       986,054
  Mylan, Inc.*................   54,549     1,108,436
  Pfizer, Inc. ...............   57,699     1,003,962
  Watson Pharmaceuticals,
     Inc.*....................   22,940     1,070,151
                                          -----------
TOTAL PHARMACEUTICALS                      11,811,244
                                          -----------
TOTAL COMMON STOCKS
  (Cost $55,557,056)                       53,764,902
                                          -----------


SHORT TERM INVESTMENTS 0.0%(A)
  SSgA Government Money Market
     Fund.....................    1,917         1,917
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $1,917)                                 1,917
                                          -----------
TOTAL INVESTMENTS 100.0%(B)
  (Cost $55,558,973)                       53,766,819
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(A)                          3,160
                                          -----------
NET ASSETS--100.0%                        $53,769,979
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

56



RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.8%
  AEROSPACE & DEFENSE 21.3%
  Boeing Co.(The)..............  11,080      $782,691
  General Dynamics Corp. ......  11,307       770,233
  Goodrich Corp. ..............   9,840       807,569
  Honeywell International,
     Inc. .....................  15,850       746,693
  ITT Corp. ...................  15,210       717,760
  L-3 Communications Holdings,
     Inc. .....................   9,890       713,959
  Lockheed Martin Corp. .......  10,120       721,455
  Northrop Grumman Corp. ......  12,000       758,520
  Precision Castparts Corp. ...   5,570       760,750
  Raytheon Co. ................  15,160       698,573
  Rockwell Collins, Inc. ......  11,970       724,305
  United Technologies Corp. ...  10,110       755,925
                                          -----------
TOTAL AEROSPACE & DEFENSE                   8,958,433
                                          -----------
  AIR FREIGHT & LOGISTICS 7.0%
  C.H. Robinson Worldwide,
     Inc. .....................  10,220       720,306
  Expeditors International of
     Washington, Inc. .........  15,760       777,913
  FedEx Corp. .................   8,510       746,497
  United Parcel Service,
     Inc. -- Class B...........  10,390       699,663
                                          -----------
TOTAL AIR FREIGHT & LOGISTICS               2,944,379
                                          -----------
  AIRLINES 1.9%
  Southwest Airlines Co. ......  59,150       813,904
                                          -----------
TOTAL AIRLINES                                813,904
                                          -----------
  BUILDING PRODUCTS 1.6%
  Masco Corp. .................  63,311       674,895
                                          -----------
TOTAL BUILDING PRODUCTS                       674,895
                                          -----------
  COMMERCIAL SERVICES & SUPPLIES 13.6%
  Avery Dennison Corp. ........  19,450       707,007
  Cintas Corp. ................  25,110       689,772
  Iron Mountain, Inc. .........  34,230       745,872
  Pitney Bowes, Inc. ..........  33,290       730,383
  R.R. Donnelley & Sons Co. ...  41,531       766,247
  Republic Services, Inc. .....  22,400       667,744
  Stericycle, Inc.*............   9,950       713,813
  Waste Management, Inc. ......  20,070       716,900
                                          -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES        5,737,738
                                          -----------
  CONSTRUCTION & ENGINEERING 5.2%
  Fluor Corp. .................  14,240       686,226
  Jacobs Engineering Group,
     Inc.*.....................  19,240       742,856
  Quanta Services, Inc.*.......  38,420       755,337
                                          -----------
TOTAL CONSTRUCTION & ENGINEERING            2,184,419
                                          -----------
  ELECTRICAL EQUIPMENT 5.3%
  Emerson Electric Co. ........  13,700       752,130
  Rockwell Automation, Inc. ...  11,670       727,858
  Roper Industries, Inc. ......  10,830       751,927
                                          -----------
TOTAL ELECTRICAL EQUIPMENT                  2,231,915
                                          -----------
  INDUSTRIAL CONGLOMERATES 6.7%
  3M Co. ......................   8,160       687,235
  General Electric Co. ........  42,711       684,230
  Textron, Inc. ...............  36,031       750,166
  Tyco International Ltd. .....  17,780       680,618
                                          -----------
TOTAL INDUSTRIAL CONGLOMERATES              2,802,249
                                          -----------
  MACHINERY 21.2%
  Caterpillar, Inc. ...........   9,630       756,918
  Cummins, Inc. ...............   8,250       726,825
  Danaher Corp. ...............  17,260       748,394
  Deere & Co. .................   9,660       741,888
  Dover Corp. .................  13,910       738,621
  Eaton Corp. .................   8,700       772,821
  Flowserve Corp. .............   6,710       671,000
  Illinois Tool Works, Inc. ...  15,140       691,898
  PACCAR, Inc. ................  15,300       784,278
  Pall Corp. ..................  17,270       736,911
  Parker-Hannifin Corp. .......  10,310       789,230
  Snap-on, Inc. ...............  15,260       778,260
                                          -----------
TOTAL MACHINERY                             8,937,044
                                          -----------
  PROFESSIONAL SERVICES 5.5%
  Dun & Bradstreet Corp. ......  10,110       752,285
  Equifax, Inc. ...............  23,370       774,248
  Robert Half International,
     Inc. .....................  28,510       772,906
                                          -----------
TOTAL PROFESSIONAL SERVICES                 2,299,439
                                          -----------
  ROAD & RAIL 7.1%
  CSX Corp. ...................  12,660       777,957
  Norfolk Southern Corp. ......  11,860       729,271
  Ryder System, Inc. ..........  16,530       723,188
  Union Pacific Corp. .........   8,780       769,831
                                          -----------
TOTAL ROAD & RAIL                           3,000,247
                                          -----------
  TRADING COMPANIES & DISTRIBUTORS 3.4%
  Fastenal Co. ................  13,550       697,554
  W.W. Grainger, Inc. .........   5,940       736,738
                                          -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS      1,434,292
                                          -----------
TOTAL COMMON STOCKS
  (Cost $35,494,100)                       42,018,954
                                          -----------


SHORT TERM INVESTMENTS 0.2%
  SSgA Government Money Market
     Fund......................  78,208        78,208
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $78,208)                               78,208
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $35,572,308)                       42,097,162
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          7,791
                                          -----------
NET ASSETS--100.0%                        $42,104,953
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  57




RYDEX S&P EQUAL WEIGHT MATERIALS ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  CHEMICALS 45.9%
  Air Products & Chemicals,
     Inc. .....................  12,850    $1,091,864
  Airgas, Inc. ................  15,620     1,107,927
  CF Industries Holdings,
     Inc. .....................  10,540     1,291,466
  Dow Chemical Co.(The)........  39,340     1,212,852
  Du Pont (E.I.) de Nemours &
     Co. ......................  23,910     1,130,465
  Eastman Chemical Co. ........  15,000     1,178,550
  Ecolab, Inc. ................  20,960     1,033,747
  FMC Corp. ...................  15,600     1,140,360
  International Flavors &
     Fragrances, Inc. .........  21,720     1,089,475
  Monsanto Co. ................  18,680     1,109,966
  PPG Industries, Inc. ........  14,550     1,115,985
  Praxair, Inc. ...............  11,890     1,086,033
  Sherwin-Williams Co.(The)....  14,510     1,058,795
  Sigma-Aldrich Corp. .........  17,870     1,133,315
                                          -----------
TOTAL CHEMICALS                            15,780,800
                                          -----------
  CONSTRUCTION MATERIALS 3.1%
  Vulcan Materials Co. ........  28,700     1,047,837
                                          -----------
TOTAL CONSTRUCTION MATERIALS                1,047,837
                                          -----------
  CONTAINERS & PACKAGING 15.7%
  Ball Corp. ..................  17,600     1,132,736
  Bemis Co., Inc. .............  34,020     1,080,475
  Owens-Illinois, Inc.*........  36,300     1,017,489
  Pactiv Corp.*................  32,350     1,073,373
  Sealed Air Corp. ............  46,710     1,081,336
                                          -----------
TOTAL CONTAINERS & PACKAGING                5,385,409
                                          -----------
  METALS & MINING 28.7%
  AK Steel Holding Corp. ......  75,930       955,959
  Alcoa, Inc. .................  94,020     1,234,482
  Allegheny Technologies,
     Inc. .....................  23,070     1,215,558
  Cliffs Natural Resources,
     Inc. .....................  17,250     1,124,700
  Freeport-McMoRan Copper &
     Gold, Inc. ...............  12,860     1,217,585
  Newmont Mining Corp. ........  16,640     1,012,877
  Nucor Corp. .................  26,980     1,031,176
  Titanium Metals Corp.*.......  57,220     1,124,945
  United States Steel Corp. ...  22,610       967,482
                                          -----------
TOTAL METALS & MINING                       9,884,764
                                          -----------
  PAPER & FOREST PRODUCTS 6.5%
  International Paper Co. .....  44,810     1,132,797
  MeadWestvaco Corp. ..........  43,430     1,117,454
                                          -----------
TOTAL PAPER & FOREST PRODUCTS               2,250,251
                                          -----------
TOTAL COMMON STOCKS
  (Cost $28,335,468)                       34,349,061
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund......................  40,734        40,734
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $40,734)                               40,734
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $28,376,202)                       34,389,795
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.0%(B)                          5,016
                                          -----------
NET ASSETS--100.0%                        $34,394,811
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

58



RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.9%
  COMMUNICATIONS EQUIPMENT 8.4%
  Cisco Systems, Inc.*........   49,080    $1,120,496
  Harris Corp. ...............   24,050     1,086,819
  JDS Uniphase Corp.*.........   88,660       931,817
  Juniper Networks, Inc.*.....   36,190     1,172,194
  Motorola, Inc.*.............  127,990     1,043,119
  QUALCOMM, Inc. .............   25,650     1,157,584
  Tellabs, Inc. ..............  142,380       971,032
                                          -----------
TOTAL COMMUNICATIONS EQUIPMENT              7,483,061
                                          -----------
  COMPUTERS & PERIPHERALS 11.6%
  Apple, Inc.*................    3,890     1,170,384
  Dell, Inc.*.................   86,669     1,246,300
  EMC Corp.*..................   52,360     1,100,084
  Hewlett-Packard Co. ........   27,580     1,160,015
  Lexmark International,
     Inc. -- Class A*.........   25,980       988,019
  NetApp, Inc.*...............   22,110     1,177,358
  QLogic Corp.*...............   65,039     1,142,735
  SanDisk Corp.*..............   28,300     1,063,514
  Western Digital Corp.*......   40,730     1,304,175
                                          -----------
TOTAL COMPUTERS & PERIPHERALS              10,352,584
                                          -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 8.0%
  Agilent Technologies,
     Inc.*....................   35,830     1,246,884
  Amphenol Corp. -- Class A...   22,950     1,150,483
  Corning, Inc. ..............   63,210     1,155,479
  FLIR Systems, Inc.*.........   39,570     1,101,629
  Jabil Circuit, Inc. ........   84,490     1,296,077
  Molex, Inc. ................   55,400     1,124,620
                                          -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS
  & COMPONENTS                              7,075,172
                                          -----------
  INTERNET SOFTWARE & SERVICES 8.8%
  Akamai Technologies, Inc.*..   20,600     1,064,402
  eBay, Inc.*.................   45,040     1,342,643
  Google, Inc. -- Class A*....    2,200     1,348,578
  Monster Worldwide, Inc.*....   86,389     1,560,185
  VeriSign, Inc.*.............   34,320     1,192,620
  Yahoo!, Inc.*...............   77,410     1,278,039
                                          -----------
TOTAL INTERNET SOFTWARE & SERVICES          7,786,467
                                          -----------
  IT SERVICES 16.9%
  Automatic Data Processing,
     Inc. ....................   26,170     1,162,471
  Cognizant Technology
     Solutions Corp. -- Class
     A*.......................   16,940     1,104,319
  Computer Sciences Corp. ....   24,929     1,222,767
  Fidelity National
     Information Services,
     Inc. ....................   39,150     1,060,965
  Fiserv, Inc.*...............   20,160     1,099,123
  International Business
     Machines Corp. ..........    8,300     1,191,880
  Mastercard, Inc. -- Class
     A........................    5,120     1,229,107
  Paychex, Inc. ..............   41,609     1,152,569
  SAIC, Inc.*.................   68,599     1,066,029
  Teradata Corp.*.............   31,040     1,221,734
  Total System Services,
     Inc. ....................   72,970     1,139,062
  Visa, Inc. -- Class A.......   15,740     1,230,396
  Western Union Co. ..........   62,760     1,104,576
                                          -----------
TOTAL IT SERVICES                          14,984,998
                                          -----------
  OFFICE ELECTRONICS 1.4%
  Xerox Corp. ................  107,100     1,253,070
                                          -----------
TOTAL OFFICE ELECTRONICS                    1,253,070
                                          -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25.7%
  Advanced Micro Devices,
     Inc.*....................  175,012     1,282,838
  Altera Corp. ...............   38,240     1,193,470
  Analog Devices, Inc. .......   36,510     1,229,292
  Applied Materials, Inc. ....   97,148     1,200,749
  Broadcom Corp. -- Class A...   31,700     1,291,458
  First Solar, Inc.*..........    7,440     1,024,339
  Intel Corp. ................   56,739     1,138,752
  KLA-Tencor Corp. ...........   34,630     1,236,983
  Linear Technology Corp. ....   34,020     1,096,465
  LSI Corp.*..................  242,975     1,273,189
  MEMC Electronic Materials,
     Inc.*....................   94,340     1,209,439
  Microchip Technology,
     Inc. ....................   36,650     1,179,397
  Micron Technology, Inc.*....  159,390     1,318,155
  National Semiconductor
     Corp. ...................   87,018     1,192,147
  Novellus Systems, Inc.*.....   43,139     1,260,090
  NVIDIA Corp.*...............  101,928     1,226,194
  Teradyne, Inc.*.............  103,598     1,164,441
  Texas Instruments, Inc. ....   42,000     1,241,940
  Xilinx, Inc. ...............   40,970     1,098,406
                                          -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                22,857,744
                                          -----------
  SOFTWARE 19.1%
  Adobe Systems, Inc.*........   32,770       922,476
  Autodesk, Inc.*.............   32,890     1,189,960
  BMC Software, Inc.*.........   27,530     1,251,514
  CA, Inc. ...................   53,210     1,235,004
  Citrix Systems, Inc.*.......   16,060     1,028,964
  Compuware Corp.*............  125,220     1,253,452
  Electronic Arts, Inc.*......   65,710     1,041,503
  Intuit, Inc.*...............   23,990     1,151,520
  McAfee, Inc.*...............   22,780     1,077,494
  Microsoft Corp. ............   42,500     1,132,200
  Novell, Inc.*...............  177,920     1,055,066
  Oracle Corp. ...............   39,350     1,156,890
  Red Hat, Inc.*..............   28,180     1,190,887
  Salesforce.com, Inc.*.......    9,210     1,069,005
  Symantec Corp.*.............   72,050     1,165,769
                                          -----------
TOTAL SOFTWARE                             16,921,704
                                          -----------
TOTAL COMMON STOCKS
  (Cost $82,363,556)                       88,714,800
                                          -----------


SHORT TERM INVESTMENTS 0.1%
  SSgA Government Money Market
     Fund.....................   59,566        59,566
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $59,566)                               59,566
                                          -----------
TOTAL INVESTMENTS 100.0%(A)
  (Cost $82,423,122)                       88,774,366
                                          -----------
LIABILITIES IN EXCESS OF OTHER
  ASSETS--0.0%(B)                             (15,210)
                                          -----------
NET ASSETS--100.0%                        $88,759,156
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Amount represents less than 0.05% of net assets.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  59




RYDEX S&P EQUAL WEIGHT UTILITIES ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                               MARKET
                                 SHARES         VALUE
-----------------------------------------------------
COMMON STOCKS 99.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 14.1%
  AT&T, Inc. .................   15,968      $455,088
  CenturyTel, Inc. ...........   11,581       479,222
  Frontier Communications
     Corp. ...................   56,901       499,591
  Qwest Communications
     International, Inc. .....   72,927       481,318
  Verizon Communications,
     Inc. ....................   14,277       463,574
  Windstream Corp. ...........   36,402       460,849
                                          -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                  2,839,642
                                          -----------
  ELECTRIC UTILITIES 32.1%
  Allegheny Energy, Inc. .....   19,712       457,318
  American Electric Power Co.,
     Inc. ....................   12,479       467,214
  Duke Energy Corp. ..........   25,562       465,484
  Edison International........   13,282       490,106
  Entergy Corp. ..............    5,854       436,299
  Exelon Corp. ...............   10,657       435,019
  FirstEnergy Corp. ..........   12,380       449,642
  NextEra Energy, Inc. .......    8,337       458,868
  Northeast Utilities.........   15,353       480,242
  Pepco Holdings, Inc. .......   24,916       479,882
  Pinnacle West Capital
     Corp. ...................   11,094       456,629
  PPL Corp. ..................   16,754       450,682
  Progress Energy, Inc. ......   10,283       462,735
  Southern Co. ...............   12,129       459,325
                                          -----------
TOTAL ELECTRIC UTILITIES                    6,449,445
                                          -----------
  GAS UTILITIES 4.9%
  Nicor, Inc. ................   10,163       484,064
  Oneok, Inc. ................   10,161       506,221
                                          -----------
TOTAL GAS UTILITIES                           990,285
                                          -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 6.7%
  AES Corp.(The)*.............   41,193       491,844
  Constellation Energy Group,
     Inc. ....................   14,637       442,623
  NRG Energy, Inc.*...........   20,813       414,387
                                          -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                            1,348,854
                                          -----------
  MULTI-UTILITIES 34.7%
  Ameren Corp. ...............   16,303       472,461
  CenterPoint Energy, Inc. ...   29,935       495,724
  CMS Energy Corp. ...........   25,144       462,147
  Consolidated Edison, Inc. ..    9,424       468,561
  Dominion Resources, Inc. ...   10,306       447,899
  DTE Energy Co. .............    9,625       450,065
  Integrys Energy Group,
     Inc. ....................    8,966       476,902
  NiSource, Inc. .............   26,594       460,342
  PG&E Corp. .................    9,904       473,609
  Public Service Enterprise
     Group, Inc. .............   14,197       459,273
  SCANA Corp. ................   11,294       461,247
  Sempra Energy...............    8,450       451,906
  TECO Energy, Inc. ..........   26,358       463,637
  Wisconsin Energy Corp. .....    7,883       469,354
  Xcel Energy, Inc. ..........   19,656       468,992
                                          -----------
TOTAL MULTI-UTILITIES                       6,982,119
                                          -----------
  WIRELESS TELECOMMUNICATION SERVICES 6.9%
  American Tower
     Corp. -- Class A*........    9,112       470,270
  MetroPCS Communications,
     Inc.*....................   47,149       490,821
  Sprint Nextel Corp.*........  100,506       414,085
                                          -----------
TOTAL WIRELESS TELECOMMUNICATION
  SERVICES                                  1,375,176
                                          -----------
TOTAL COMMON STOCKS
  (Cost $18,294,118)                       19,985,521
                                          -----------


SHORT TERM INVESTMENTS 0.4%
  SSgA Government Money Market
     Fund.....................   79,077        79,077
                                          -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $79,077)                               79,077
                                          -----------
TOTAL INVESTMENTS 99.8%(A)
  (Cost $18,373,195)                       20,064,598
                                          -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--0.2%                            44,997
                                          -----------
NET ASSETS--100.0%                        $20,109,595
-----------------------------------------------------




   * Non-Income Producing Security.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.


See Notes to Financial Statements.

60




STATEMENT OF ASSETS AND LIABILITIES                             October 31, 2010
--------------------------------------------------------------------------------


                                           RYDEX S&P      RYDEX S&P        RYDEX S&P         RYDEX S&P
                                            500 PURE       500 PURE       MIDCAP 400   MIDCAP 400 PURE
                                           VALUE ETF     GROWTH ETF   PURE VALUE ETF        GROWTH ETF
                                         -----------   ------------   --------------   ---------------
ASSETS
Investments at Market Value*...........  $55,846,823   $147,475,030     $43,079,381      $292,482,599
Receivables:
  Fund Shares Sold.....................           --      6,059,931              --         7,026,306
  Dividends............................       45,486         31,494          22,056            25,504
                                         -----------   ------------     -----------      ------------
     TOTAL ASSETS......................   55,892,309    153,566,455      43,101,437       299,534,409
                                         -----------   ------------     -----------      ------------
LIABILITIES
Payables:
  Investments Purchased................           --      6,059,580              --         7,026,553
  Accrued Management Fees..............       16,744         36,470          12,692            78,595
                                         -----------   ------------     -----------      ------------
     TOTAL LIABILITIES.................       16,744      6,096,050          12,692         7,105,148
                                         -----------   ------------     -----------      ------------
NET ASSETS.............................  $55,875,565   $147,470,405     $43,088,745      $292,429,261
                                         ===========   ============     ===========      ============
NET ASSETS CONSIST OF:
Paid-in Capital........................  $68,128,349   $140,081,930     $48,395,558      $266,731,217
Undistributed (Distributions in Excess)
  of Net Investment Income.............        6,288             --           6,164                --
Accumulated Net Realized Loss on
  Investment Securities................   (9,007,521)    (7,839,465)     (4,163,169)       (2,262,161)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities...........................   (3,251,551)    15,227,940      (1,149,808)       27,960,205
                                         -----------   ------------     -----------      ------------
NET ASSETS.............................  $55,875,565   $147,470,405     $43,088,745      $292,429,261
                                         ===========   ============     ===========      ============
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value............    2,152,836      3,650,299       1,400,499         4,150,021
                                         ===========   ============     ===========      ============
Net Asset Value, Offering Price and
  Repurchase Price Per Share...........  $     25.95   $      40.40     $     30.77      $      70.46
                                         ===========   ============     ===========      ============
*Total Cost of Investments.............  $59,098,374   $132,247,090     $44,229,189      $264,522,394
                                         ===========   ============     ===========      ============





See Notes to Financial Statements.

                                                               ANNUAL REPORT  61





STATEMENT OF ASSETS AND LIABILITIES (continued)                 October 31, 2010
--------------------------------------------------------------------------------

                                                                                  RYDEX S&P      RYDEX S&P
                                            RYDEX S&P         RYDEX S&P        EQUAL WEIGHT   EQUAL WEIGHT
                                         SMALLCAP 600      SMALLCAP 600            CONSUMER       CONSUMER
                                       PURE VALUE ETF   PURE GROWTH ETF   DISCRETIONARY ETF    STAPLES ETF
                                       --------------   ---------------   -----------------   ------------
ASSETS
Investments at Market Value*.........   $ 87,385,828      $17,331,027        $25,424,478       $13,841,988
Receivables:
  Dividends..........................         23,474            3,369             11,065            19,329
                                        ------------      -----------        -----------       -----------
     TOTAL ASSETS....................     87,409,302       17,334,396         25,435,543        13,861,317
                                        ------------      -----------        -----------       -----------
LIABILITIES
Payables:
  Accrued Management Fees............         26,391            5,034             10,669             5,811
                                        ------------      -----------        -----------       -----------
     TOTAL LIABILITIES...............         26,391            5,034             10,669             5,811
                                        ------------      -----------        -----------       -----------
NET ASSETS...........................   $ 87,382,911      $17,329,362        $25,424,874       $13,855,506
                                        ============      ===========        ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital......................   $121,306,051      $17,082,772        $26,769,288       $12,528,684
Undistributed (Distributions in
  Excess) of Net Investment Income...             --               --              5,183            28,843
Accumulated Net Realized Loss on
  Investment Securities..............    (22,557,439)      (2,012,188)        (3,219,870)         (296,634)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities.........................    (11,365,701)       2,258,778          1,870,273         1,594,613
                                        ------------      -----------        -----------       -----------
NET ASSETS...........................   $ 87,382,911      $17,329,362        $25,424,874       $13,855,506
                                        ============      ===========        ===========       ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value..........      2,550,040          400,004            600,000           250,000
                                        ============      ===========        ===========       ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share.........   $      34.27      $     43.32        $     42.37       $     55.42
                                        ============      ===========        ===========       ===========
*Total Cost of Investments...........   $ 98,751,529      $15,072,249        $23,554,205       $12,247,375
                                        ============      ===========        ===========       ===========





See Notes to Financial Statements.

62




STATEMENT OF ASSETS AND LIABILITIES (continued)                 October 31, 2010
--------------------------------------------------------------------------------

                                            RYDEX S&P        RYDEX S&P         RYDEX S&P         RYDEX S&P
                                         EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                           ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                         ------------   --------------   ---------------   ---------------
ASSETS
Investments at Market Value*...........   $16,117,637     $16,507,055      $53,766,819       $42,097,162
Receivables:
  Dividends............................        10,980           9,901           27,173            25,578
                                          -----------     -----------      -----------       -----------
     TOTAL ASSETS......................    16,128,617      16,516,956       53,793,992        42,122,740
                                          -----------     -----------      -----------       -----------
LIABILITIES
Payables:
  Accrued Management Fees..............         6,741           7,005           24,013            17,787
                                          -----------     -----------      -----------       -----------
     TOTAL LIABILITIES.................         6,741           7,005           24,013            17,787
                                          -----------     -----------      -----------       -----------
NET ASSETS.............................   $16,121,876     $16,509,951      $53,769,979       $42,104,953
                                          ===========     ===========      ===========       ===========
NET ASSETS CONSIST OF:
Paid-in Capital........................   $17,279,000     $22,303,337      $60,071,976       $36,952,064
Undistributed (Distributions in Excess)
  of Net Investment Income.............         3,574              --           16,583            14,627
Accumulated Net Realized Loss on
  Investment Securities................    (2,610,153)     (6,308,180)      (4,526,426)       (1,386,592)
Net Unrealized Appreciation
  (Depreciation) on Investment
  Securities...........................     1,449,455         514,794       (1,792,154)        6,524,854
                                          -----------     -----------      -----------       -----------
NET ASSETS.............................   $16,121,876     $16,509,951      $53,769,979       $42,104,953
                                          ===========     ===========      ===========       ===========
Shares Outstanding (Unlimited Shares
  Authorized), No Par Value............       300,005         650,000          900,000           850,000
                                          ===========     ===========      ===========       ===========
Net Asset Value, Offering Price and
  Repurchase Price Per Share...........   $     53.74     $     25.40      $     59.74       $     49.54
                                          ===========     ===========      ===========       ===========
*Total Cost of Investments.............   $14,668,182     $15,992,261      $55,558,973       $35,572,308
                                          ===========     ===========      ===========       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  63





STATEMENT OF ASSETS AND LIABILITIES (concluded)                 October 31, 2010
--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
ASSETS
Investments at Market Value*.....................   $34,389,795      $88,774,366     $20,064,598
Receivables:
  Fund Shares Sold...............................            --               --       2,513,699
  Dividends......................................        19,369           21,249          44,864
                                                    -----------      -----------     -----------
     TOTAL ASSETS................................    34,409,164       88,795,615      22,623,161
                                                    -----------      -----------     -----------
LIABILITIES
Payables:
  Investments Purchased..........................            --               --       2,506,089
  Accrued Management Fees........................        14,353           36,459           7,477
                                                    -----------      -----------     -----------
     TOTAL LIABILITIES...........................        14,353           36,459       2,513,566
                                                    -----------      -----------     -----------
NET ASSETS.......................................   $34,394,811      $88,759,156     $20,109,595
                                                    ===========      ===========     ===========
NET ASSETS CONSIST OF:
Paid-in Capital..................................   $29,705,154      $85,706,407     $19,658,339
Undistributed (Distributions in Excess) of Net
  Investment Income..............................        20,709               --          52,999
Accumulated Net Realized Loss on Investment
  Securities.....................................    (1,344,645)      (3,298,495)     (1,293,146)
Net Unrealized Appreciation on Investment
  Securities.....................................     6,013,593        6,351,244       1,691,403
                                                    -----------      -----------     -----------
NET ASSETS.......................................   $34,394,811      $88,759,156     $20,109,595
                                                    ===========      ===========     ===========
Shares Outstanding (Unlimited Shares Authorized),
  No Par Value...................................       600,000        1,750,000         400,000
                                                    ===========      ===========     ===========
Net Asset Value, Offering Price and Repurchase
  Price Per Share................................   $     57.32      $     50.72     $     50.27
                                                    ===========      ===========     ===========
*Total Cost of Investments.......................   $28,376,202      $82,423,122     $18,373,195
                                                    ===========      ===========     ===========






See Notes to Financial Statements.

64




STATEMENT OF OPERATIONS                      For the Year Ended October 31, 2010
--------------------------------------------------------------------------------


                                            RYDEX S&P     RYDEX S&P        RYDEX S&P         RYDEX S&P
                                             500 PURE      500 PURE       MIDCAP 400        MIDCAP 400
                                            VALUE ETF    GROWTH ETF   PURE VALUE ETF   PURE GROWTH ETF
                                          -----------   -----------   --------------   ---------------
INVESTMENT INCOME
  Dividends.............................  $ 1,099,297   $   535,228     $   687,735      $   633,321
                                          -----------   -----------     -----------      -----------
EXPENSES
  Management Fee........................      221,815       261,394         154,809          584,349
  Other Fees............................           63            --              --               --
                                          -----------   -----------     -----------      -----------
     Total Expenses.....................      221,878       261,394         154,809          584,349
                                          -----------   -----------     -----------      -----------
Net Investment Income...................      877,419       273,834         532,926           48,972
                                          -----------   -----------     -----------      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS...........................
Net Realized Gain From:
  Investments...........................    3,596,136       133,458       3,006,444        1,878,086
  In-kind Redemptions...................    6,544,119     4,087,109       3,470,202       12,412,886
                                          -----------   -----------     -----------      -----------
     Net Realized Gain..................   10,140,255     4,220,567       6,476,646       14,290,972
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities.................   (4,582,840)   14,201,445      (2,350,651)      25,139,989
                                          -----------   -----------     -----------      -----------
Net Realized and Unrealized Gain on
  Investments...........................    5,557,415    18,422,012       4,125,995       39,430,961
                                          -----------   -----------     -----------      -----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS........  $ 6,434,834   $18,695,846     $ 4,658,921      $39,479,933
                                          ===========   ===========     ===========      ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  65





STATEMENT OF OPERATIONS (continued)          For the Year Ended October 31, 2010
--------------------------------------------------------------------------------

                                         RYDEX S&P         RYDEX S&P     RYDEX S&P EQUAL   RYDEX S&P EQUAL
                                      SMALLCAP 600      SMALLCAP 600     WEIGHT CONSUMER   WEIGHT CONSUMER
                                    PURE VALUE ETF   PURE GROWTH ETF   DISCRETIONARY ETF       STAPLES ETF
                                    --------------   ---------------   -----------------   ---------------
INVESTMENT INCOME
  Dividends.......................    $ 1,062,394       $   81,301         $  352,745         $  310,911
                                      -----------       ----------         ----------         ----------
EXPENSES
  Management Fee..................        390,528           57,563            127,244             57,583
  Other Fees......................             --              151                 --                 --
                                      -----------       ----------         ----------         ----------
     Total Expenses...............        390,528           57,714            127,244             57,583
                                      -----------       ----------         ----------         ----------
Net Investment Income.............        671,866           23,587            225,501            253,328
                                      -----------       ----------         ----------         ----------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments.....................     (8,950,694)         (96,977)            34,471            156,024
  In-kind Redemptions.............     11,458,534        1,104,774          3,070,748                 --
                                      -----------       ----------         ----------         ----------
     Net Realized Gain............      2,507,840        1,007,797          3,105,219            156,024
Net Change in Unrealized
  Appreciation (Depreciation) on:
  Investment Securities...........     (1,095,620)       2,751,747            543,585          1,476,439
                                      -----------       ----------         ----------         ----------
Net Realized and Unrealized Gain
  on Investments..................      1,412,220        3,759,544          3,648,804          1,632,463
                                      -----------       ----------         ----------         ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS..    $ 2,084,086       $3,783,131         $3,874,305         $1,885,791
                                      ===========       ==========         ==========         ==========





See Notes to Financial Statements.

66




STATEMENT OF OPERATIONS (continued)          For the Year Ended October 31, 2010
--------------------------------------------------------------------------------

                                            RYDEX S&P        RYDEX S&P         RYDEX S&P         RYDEX S&P
                                         EQUAL WEIGHT     EQUAL WEIGHT      EQUAL WEIGHT      EQUAL WEIGHT
                                           ENERGY ETF   FINANCIALS ETF   HEALTH CARE ETF   INDUSTRIALS ETF
                                         ------------   --------------   ---------------   ---------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax
     Withheld..........................   $  212,628      $  306,382       $   583,029        $  567,134
                                          ----------      ----------       -----------        ----------
EXPENSES
  Management Fee.......................       77,506          87,069           344,028           154,258
                                          ----------      ----------       -----------        ----------
Net Investment Income..................      135,122         219,313           239,001           412,876
                                          ----------      ----------       -----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments..........................     (757,270)       (433,049)          (25,696)          (35,402)
  In-kind Redemptions..................    1,397,543       2,854,135        11,842,120         1,029,010
                                          ----------      ----------       -----------        ----------
     Net Realized Gain.................      640,273       2,421,086        11,816,424           993,608
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................    1,516,371        (407,694)         (234,579)        4,470,909
                                          ----------      ----------       -----------        ----------
Net Realized and Unrealized Gain on
  Investments..........................    2,156,644       2,013,392        11,581,845         5,464,517
                                          ----------      ----------       -----------        ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS.......   $2,291,766      $2,232,705       $11,820,846        $5,877,393
                                          ==========      ==========       ===========        ==========
Foreign Taxes Withheld.................           --              --       $       210        $      599




See Notes to Financial Statements.

                                                               ANNUAL REPORT  67





STATEMENT OF OPERATIONS (concluded)          For the Year Ended October 31, 2010
--------------------------------------------------------------------------------

                                                       RYDEX S&P        RYDEX S&P       RYDEX S&P
                                                    EQUAL WEIGHT     EQUAL WEIGHT    EQUAL WEIGHT
                                                   MATERIALS ETF   TECHNOLOGY ETF   UTILITIES ETF
                                                   -------------   --------------   -------------
INVESTMENT INCOME
  Dividends......................................    $1,188,172      $   637,012      $  535,943
                                                     ----------      -----------      ----------
EXPENSES
  Management Fee.................................       175,520          420,958          60,169
                                                     ----------      -----------      ----------
Net Investment Income............................     1,012,652          216,054         475,774
                                                     ----------      -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) From:
  Investments....................................       478,027          288,136        (330,684)
  In-kind Redemptions............................     4,770,449       11,655,275              --
                                                     ----------      -----------      ----------
     Net Realized Gain (Loss)....................     5,248,476       11,943,411        (330,684)
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities..........................     2,675,915        5,055,947       2,266,186
                                                     ----------      -----------      ----------
Net Realized and Unrealized Gain on Investments..     7,924,391       16,999,358       1,935,502
                                                     ----------      -----------      ----------
     NET INCREASE IN NET ASSETS RESULTING FROM
       OPERATIONS................................    $8,937,043      $17,215,412      $2,411,276
                                                     ==========      ===========      ==========






See Notes to Financial Statements.

68




STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                          RYDEX S&P 500 PURE VALUE ETF        RYDEX S&P 500 PURE GROWTH ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $    877,419      $    479,519      $    273,834       $   200,784
  Net Realized Gain (Loss)...........      10,140,255       (10,405,959)        4,220,567        (7,113,217)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................      (4,582,840)       13,980,811        14,201,445        15,522,201
                                         ------------      ------------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Operations.......       6,434,834         4,054,371        18,695,846         8,609,768
                                         ------------      ------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (867,443)         (515,568)         (285,918)         (214,179)
                                         ------------      ------------      ------------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      85,657,155        11,067,164       117,266,926         8,335,525
  Value of Shares Purchased through
     Dividend Reinvestments..........           6,581            24,282             1,529             3,946
  Value of Shares Redeemed...........     (65,456,767)       (2,522,624)      (26,775,492)       (2,565,332)
                                         ------------      ------------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions....................      20,206,969         8,568,822        90,492,963         5,774,139
                                         ------------      ------------      ------------       -----------
     Increase in Net Assets..........      25,774,360        12,107,625       108,902,891        14,169,728
NET ASSETS--BEGINNING OF PERIOD......      30,101,205        17,993,580        38,567,514        24,397,786
                                         ------------      ------------      ------------       -----------
NET ASSETS--END OF PERIOD(1).........    $ 55,875,565      $ 30,101,205      $147,470,405       $38,567,514
                                         ============      ============      ============       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $      6,288      $         --      $         --       $     5,486
                                         ============      ============      ============       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................       3,350,000           550,000         3,200,000           350,000
  Shares Purchased through Dividend
     Reinvestments...................             266             1,581                44               158
  Shares Redeemed....................      (2,600,000)         (150,000)         (800,000)         (100,000)
  Shares Outstanding, Beginning of
     Period..........................       1,402,570         1,000,989         1,250,255         1,000,097
                                         ------------      ------------      ------------       -----------
  Shares Outstanding, End of Period..       2,152,836         1,402,570         3,650,299         1,250,255
                                         ============      ============      ============       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  69





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                              RYDEX S&P MIDCAP 400                RYDEX S&P MIDCAP 400
                                                 PURE VALUE ETF                      PURE GROWTH ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $    532,926       $   325,832      $     48,972      $     63,967
  Net Realized Gain (Loss)...........       6,476,646        (7,117,028)       14,290,972        (4,466,151)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................      (2,350,651)        8,073,464        25,139,989        11,908,189
                                         ------------       -----------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Operations.......       4,658,921         1,282,268        39,479,933         7,506,005
                                         ------------       -----------      ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (526,762)         (307,090)          (89,353)          (48,422)
                                         ------------       -----------      ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      43,241,178        13,278,363       229,792,522        95,440,614
  Value of Shares Purchased through
     Dividend Reinvestments..........           2,368             4,588               122               314
  Value of Shares Redeemed...........     (27,284,312)       (1,386,313)      (85,185,473)      (12,062,845)
                                         ------------       -----------      ------------      ------------
  Net Increase in Net Assets
     Resulting From Share
     Transactions....................      15,959,234        11,896,638       144,607,171        83,378,083
                                         ------------       -----------      ------------      ------------
     Increase in Net Assets..........      20,091,393        12,871,816       183,997,751        90,835,666
NET ASSETS--BEGINNING OF PERIOD......      22,997,352        10,125,536       108,431,510        17,595,844
                                         ------------       -----------      ------------      ------------
NET ASSETS--END OF PERIOD(1).........    $ 43,088,745       $22,997,352      $292,429,261      $108,431,510
                                         ============       ===========      ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $      6,164       $        --      $         --      $     15,638
                                         ============       ===========      ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................       1,400,000           550,000         3,550,000         1,900,000
  Shares Purchased through Dividend
     Reinvestments...................              81               250                 2                 8
  Shares Redeemed....................        (950,000)         (100,000)       (1,450,000)         (300,000)
  Shares Outstanding, Beginning of
     Period..........................         950,418           500,168         2,050,019           450,011
                                         ------------       -----------      ------------      ------------
  Shares Outstanding, End of Period..       1,400,499           950,418         4,150,021         2,050,019
                                         ============       ===========      ============      ============





See Notes to Financial Statements.

70




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P SMALLCAP 600              RYDEX S&P SMALLCAP 600
                                                 PURE VALUE ETF                      PURE GROWTH ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $     671,866     $    601,004       $    23,587       $    18,381
  Net Realized Gain (Loss)...........        2,507,840        2,445,137         1,007,797          (981,454)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       (1,095,620)        (548,873)        2,751,747         2,147,377
                                         -------------     ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.......        2,084,086        2,497,268         3,783,131         1,184,304
                                         -------------     ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............         (707,768)        (480,887)          (25,566)          (20,833)
                                         -------------     ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      108,057,601      121,659,746         7,478,723         9,770,800
  Value of Shares Purchased through
     Dividend Reinvestments..........               --               14                --                --
  Value of Shares Redeemed...........     (130,334,749)     (40,919,190)       (5,851,855)       (6,246,728)
                                         -------------     ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      (22,277,148)      80,740,570         1,626,868         3,524,072
                                         -------------     ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................      (20,900,830)      82,756,951         5,384,433         4,687,543
NET ASSETS--BEGINNING OF PERIOD......      108,283,741       25,526,790        11,944,929         7,257,386
                                         -------------     ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........    $  87,382,911     $108,283,741       $17,329,362       $11,944,929
                                         =============     ============       ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $          --     $     34,677       $        --       $        --
                                         =============     ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................        2,850,000        4,150,000           200,000           300,000
  Shares Purchased through Dividend
     Reinvestments...................               --                1                --                --
  Shares Redeemed....................       (4,100,000)      (1,450,000)         (150,000)         (200,000)
  Shares Outstanding, Beginning of
     Period..........................        3,800,040        1,100,039           350,004           250,004
                                         -------------     ------------       -----------       -----------
  Shares Outstanding, End of Period..        2,550,040        3,800,040           400,004           350,004
                                         =============     ============       ===========       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  71





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                           CONSUMER DISCRETIONARY ETF             CONSUMER STAPLES ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $    225,501       $   133,691       $   253,328       $   232,510
  Net Realized Gain (Loss)...........       3,105,219        (2,115,968)          156,024          (262,743)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................         543,585         4,599,724         1,476,439         1,526,281
                                         ------------       -----------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.......       3,874,305         2,617,447         1,885,791         1,496,048
                                         ------------       -----------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (221,575)         (134,899)         (244,303)         (224,373)
                                         ------------       -----------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      23,320,514        12,583,909         2,529,276                --
  Value of Shares Redeemed...........     (13,022,663)       (7,314,430)               --        (1,954,772)
                                         ------------       -----------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      10,297,851         5,269,479         2,529,276        (1,954,772)
                                         ------------       -----------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................      13,950,581         7,752,027         4,170,764          (683,097)
NET ASSETS--BEGINNING OF PERIOD......      11,474,293         3,722,266         9,684,742        10,367,839
                                         ------------       -----------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........    $ 25,424,874       $11,474,293       $13,855,506       $ 9,684,742
                                         ============       ===========       ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $      5,183       $     1,257       $    28,843       $    19,818
                                         ============       ===========       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         600,000           600,000            50,000                --
  Shares Redeemed....................        (350,000)         (400,000)               --           (50,000)
  Shares Outstanding, Beginning of
     Period..........................         350,000           150,000           200,000           250,000
                                         ------------       -----------       -----------       -----------
  Shares Outstanding, End of Period..         600,000           350,000           250,000           200,000
                                         ============       ===========       ===========       ===========





See Notes to Financial Statements.

72




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                                   ENERGY ETF                        FINANCIALS ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............     $   135,122       $    83,961      $    219,313       $   217,309
  Net Realized Gain (Loss)...........         640,273        (1,676,952)        2,421,086        (3,250,473)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       1,516,371         3,463,565          (407,694)        3,985,344
                                          -----------       -----------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Operations.......       2,291,766         1,870,574         2,232,705           952,180
                                          -----------       -----------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (137,899)          (78,547)         (251,198)         (243,410)
                                          -----------       -----------      ------------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....       7,318,377         6,057,007        12,509,461         6,405,261
  Value of Shares Redeemed...........      (5,272,130)       (1,884,823)      (11,975,988)       (3,824,425)
                                          -----------       -----------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Share
     Transactions....................       2,046,247         4,172,184           533,473         2,580,836
                                          -----------       -----------      ------------       -----------
     Increase in Net Assets..........       4,200,114         5,964,211         2,514,980         3,289,606
NET ASSETS--BEGINNING OF PERIOD......      11,921,762         5,957,551        13,994,971        10,705,365
                                          -----------       -----------      ------------       -----------
NET ASSETS--END OF PERIOD(1).........     $16,121,876       $11,921,762      $ 16,509,951       $13,994,971
                                          ===========       ===========      ============       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................     $     3,574       $     6,351      $         --       $        --
                                          ===========       ===========      ============       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         150,000           150,000           500,000           350,000
  Shares Redeemed....................        (100,000)          (50,000)         (500,000)         (200,000)
  Shares Outstanding, Beginning of
     Period..........................         250,005           150,005           650,000           500,000
                                          -----------       -----------      ------------       -----------
  Shares Outstanding, End of Period..         300,005           250,005           650,000           650,000
                                          ===========       ===========      ============       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  73





STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                                 HEALTH CARE ETF                     INDUSTRIALS ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $     239,001     $    233,256       $   412,876       $   209,818
  Net Realized Gain (Loss)...........       11,816,424         (216,300)          993,608        (1,921,389)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................         (234,579)      12,475,194         4,470,909         4,801,448
                                         -------------     ------------       -----------       -----------
  Net Increase in Net Assets
     Resulting From Operations.......       11,820,846       12,492,150         5,877,393         3,089,877
                                         -------------     ------------       -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............         (247,927)        (219,171)         (398,481)         (204,603)
                                         -------------     ------------       -----------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....       78,908,687       52,467,908        21,282,423        10,670,318
  Value of Shares Redeemed...........     (110,019,690)     (39,969,426)       (2,546,360)       (2,811,423)
                                         -------------     ------------       -----------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................      (31,111,003)      12,498,482        18,736,063         7,858,895
                                         -------------     ------------       -----------       -----------
     Increase (Decrease) in Net
       Assets........................      (19,538,084)      24,771,461        24,214,975        10,744,169
NET ASSETS--BEGINNING OF PERIOD......       73,308,063       48,536,602        17,889,978         7,145,809
                                         -------------     ------------       -----------       -----------
NET ASSETS--END OF PERIOD(1).........    $  53,769,979     $ 73,308,063       $42,104,953       $17,889,978
                                         =============     ============       ===========       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $      16,583     $     25,509       $    14,627       $     3,576
                                         =============     ============       ===========       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................        1,400,000        1,150,000           450,000           350,000
  Shares Redeemed....................       (1,950,000)        (850,000)          (50,000)         (100,000)
  Shares Outstanding, Beginning of
     Period..........................        1,450,000        1,150,000           450,000           200,000
                                         -------------     ------------       -----------       -----------
  Shares Outstanding, End of Period..          900,000        1,450,000           850,000           450,000
                                         =============     ============       ===========       ===========





See Notes to Financial Statements.

74




STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------

                                             RYDEX S&P EQUAL WEIGHT              RYDEX S&P EQUAL WEIGHT
                                                  MATERIALS ETF                      TECHNOLOGY ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income..............    $  1,012,652       $   268,197      $    216,054       $    57,660
  Net Realized Gain (Loss)...........       5,248,476          (281,229)       11,943,411        (2,314,699)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       2,675,915         5,501,066         5,055,947         7,831,217
                                         ------------       -----------      ------------       -----------
  Net Increase in Net Assets
     Resulting From Operations.......       8,937,043         5,488,034        17,215,412         5,574,178
                                         ------------       -----------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............      (1,001,234)         (264,238)         (230,398)          (68,005)
                                         ------------       -----------      ------------       -----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      10,346,920        35,570,213        86,546,014        46,698,982
  Value of Shares Redeemed...........     (25,086,993)       (4,749,941)      (68,740,444)       (5,731,696)
                                         ------------       -----------      ------------       -----------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................     (14,740,073)       30,820,272        17,805,570        40,967,286
                                         ------------       -----------      ------------       -----------
     Increase (Decrease) in Net
       Assets........................      (6,804,264)       36,044,068        34,790,584        46,473,459
NET ASSETS--BEGINNING OF PERIOD......      41,199,075         5,155,007        53,968,572         7,495,113
                                         ------------       -----------      ------------       -----------
NET ASSETS--END OF PERIOD(1).........    $ 34,394,811       $41,199,075      $ 88,759,156       $53,968,572
                                         ============       ===========      ============       ===========
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $     20,709       $     9,291      $         --       $        --
                                         ============       ===========      ============       ===========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         200,000           850,000         1,900,000         1,250,000
  Shares Redeemed....................        (500,000)         (100,000)       (1,500,000)         (150,000)
  Shares Outstanding, Beginning of
     Period..........................         900,000           150,000         1,350,000           250,000
                                         ------------       -----------      ------------       -----------
  Shares Outstanding, End of Period..         600,000           900,000         1,750,000         1,350,000
                                         ============       ===========      ============       ===========





See Notes to Financial Statements.

                                                               ANNUAL REPORT  75





STATEMENTS OF CHANGES IN NET ASSETS (concluded)
--------------------------------------------------------------------------------

                                                                 RYDEX S&P EQUAL WEIGHT
                                                                      UTILITIES ETF
                                                           ----------------------------------
                                                                 YEAR ENDED        YEAR ENDED
                                                           OCTOBER 31, 2010  OCTOBER 31, 2009
                                                           ----------------  ----------------
OPERATIONS
  Net Investment Income..................................     $   475,774       $  298,297
  Net Realized Loss......................................        (330,684)        (887,060)
  Net Change in Unrealized Appreciation (Depreciation) on
     Investments.........................................       2,266,186        1,054,143
                                                              -----------       ----------
  Net Increase in Net Assets Resulting From Operations...       2,411,276          465,380
                                                              -----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..................................        (451,578)        (287,015)
                                                              -----------       ----------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.........................       9,722,935        4,130,846
                                                              -----------       ----------
  Net Increase in Net Assets Resulting From Share
     Transactions........................................       9,722,935        4,130,846
                                                              -----------       ----------
     Increase in Net Assets..............................      11,682,633        4,309,211
NET ASSETS--BEGINNING OF PERIOD..........................       8,426,962        4,117,751
                                                              -----------       ----------
NET ASSETS--END OF PERIOD(1).............................     $20,109,595       $8,426,962
                                                              ===========       ==========
(1) Including Undistributed (Distributions in Excess) of
  Net Investment Income..................................     $    52,999       $   28,803
                                                              ===========       ==========
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased.......................................         200,000          100,000
  Shares Outstanding, Beginning of Period................         200,000          100,000
                                                              -----------       ----------
  Shares Outstanding, End of Period......................         400,000          200,000
                                                              ===========       ==========






See Notes to Financial Statements.

76




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                            RYDEX S&P 500 PURE VALUE ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......       $ 21.46           $ 17.98           $ 34.46           $ 32.66           $ 29.87
                                  -------           -------           -------           -------           -------
Net Investment Income**....          0.35              0.49              1.00              0.75              0.49
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          4.49              3.53            (16.44)             1.80              2.58
                                  -------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS...............          4.84              4.02            (15.44)             2.55              3.07
                                  -------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (0.35)            (0.54)            (1.04)            (0.75)            (0.28)
                                  -------           -------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD...................       $ 25.95           $ 21.46           $ 17.98           $ 34.46           $ 32.66
                                  =======           =======           =======           =======           =======
TOTAL RETURN***............         22.67%            23.73%           (45.76)%            7.79%            10.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........       $55,876           $30,101           $17,994           $39,635           $21,232
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.35%             0.35%             0.35%             0.35%             0.35%****
Net Investment Income......          1.38%             2.92%             3.63%             2.15%             2.37%****
Portfolio Turnover Rate+...            27%               45%               53%               26%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  77





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                           RYDEX S&P 500 PURE GROWTH ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......      $  30.85           $ 24.40           $ 39.59           $ 35.30           $ 34.42
                                 --------           -------           -------           -------           -------
Net Investment Income**....          0.13              0.18              0.20              0.25              0.11
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          9.57              6.46            (15.19)             4.26              0.84
                                 --------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS...............          9.70              6.64            (14.99)             4.51              0.95
                                 --------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (0.15)            (0.19)            (0.20)            (0.22)            (0.07)
                                 --------           -------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD...................      $  40.40           $ 30.85           $ 24.40           $ 39.59           $ 35.30
                                 ========           =======           =======           =======           =======
TOTAL RETURN***............         31.51%            27.41%           (38.00)%           12.79%             2.77%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........      $147,470           $38,568           $24,398           $63,340           $17,649
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.35%             0.35%             0.35%             0.35%             0.35%****
Net Investment Income......          0.37%             0.69%             0.57%             0.66%             0.48%****
Portfolio Turnover Rate+...            31%               27%               30%               24%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

78




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P MIDCAP 400 PURE VALUE ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......       $ 24.20           $ 20.24           $ 35.76           $ 33.27           $ 31.53
                                  -------           -------           -------           -------           -------
Net Investment Income**....          0.36              0.59              0.87              0.82              0.44
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          6.57              3.92            (15.54)             2.48              1.60
                                  -------           -------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS...............          6.93              4.51            (14.67)             3.30              2.04
                                  -------           -------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (0.36)            (0.55)            (0.84)            (0.81)            (0.30)
                                  -------           -------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD...................       $ 30.77           $ 24.20           $ 20.24           $ 35.76           $ 33.27
                                  =======           =======           =======           =======           =======
TOTAL RETURN***............         28.75%            23.32%           (41.75)%            9.94%             6.48%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........       $43,089           $22,997           $10,126           $21,458           $14,973
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.35%             0.35%             0.35%             0.35%             0.35%****
Net Investment Income......          1.20%             2.90%             2.87%             2.28%             2.07%****
Portfolio Turnover Rate+...            35%               57%               64%               46%                4%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  79





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P MIDCAP 400 PURE GROWTH ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......      $  52.89          $  39.10           $ 59.75           $ 50.10           $ 52.62
                                 --------          --------           -------           -------           -------
Net Investment Income**....          0.02              0.09              0.02              0.33              0.02
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............         17.59             13.79            (20.63)             9.73             (2.53)
                                 --------          --------           -------           -------           -------
TOTAL FROM INVESTMENT
  OPERATIONS...............         17.61             13.88            (20.61)            10.06             (2.51)
                                 --------          --------           -------           -------           -------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (0.04)            (0.09)            (0.04)            (0.27)            (0.01)
Net Realized Gains.........            --                --                --             (0.14)               --
                                 --------          --------           -------           -------           -------
Total Distributions........         (0.04)            (0.09)            (0.04)            (0.41)            (0.01)
                                 --------          --------           -------           -------           -------
NET ASSET VALUE AT END OF
  PERIOD...................      $  70.46          $  52.89           $ 39.10           $ 59.75           $ 50.10
                                 ========          ========           =======           =======           =======
TOTAL RETURN***............         33.32%            35.59%           (34.52)%           20.17%            (4.76)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........      $292,429          $108,432           $17,596           $20,914           $22,547
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.35%             0.35%             0.35%             0.35%             0.35%****
Net Investment Income......          0.03%             0.19%             0.04%             0.60%             0.07%****
Portfolio Turnover Rate+...            51%               29%               52%               53%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

80




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P SMALLCAP 600 PURE VALUE ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......       $ 28.50          $  23.21           $ 37.38           $ 40.13            $38.45
                                  -------          --------           -------           -------            ------
Net Investment Income**....          0.20              0.32              0.79              0.74              0.37
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          5.78              5.29            (14.26)            (2.85)             1.62
                                  -------          --------           -------           -------            ------
TOTAL FROM INVESTMENT
  OPERATIONS...............          5.98              5.61            (13.47)            (2.11)             1.99
                                  -------          --------           -------           -------            ------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (0.21)            (0.32)            (0.70)            (0.62)            (0.31)
Capital....................            --                --                --             (0.02)               --
                                  -------          --------           -------           -------            ------
Total Distributions........         (0.21)            (0.32)            (0.70)            (0.64)            (0.31)
                                  -------          --------           -------           -------            ------
NET ASSET VALUE AT END OF
  PERIOD...................       $ 34.27          $  28.50           $ 23.21           $ 37.38            $40.13
                                  =======          ========           =======           =======            ======
TOTAL RETURN***............         21.07%            25.00%           (36.48)%           (5.38)%            5.19%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........       $87,383          $108,284           $25,527           $22,426            $6,019
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.35%             0.35%             0.35%             0.35%             0.35%****
Net Investment Income......          0.60%             1.18%             2.57%             1.78%             1.46%****
Portfolio Turnover Rate+...            62%               43%               50%               37%                7%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  81





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P SMALLCAP 600 PURE GROWTH ETF
                             -----------------------------------------------------------------------------------------
                                   YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                             OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007  OCTOBER 31, 2006*
                             ----------------  ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE AT
  BEGINNING OF PERIOD......       $ 34.13           $ 29.03           $ 44.92           $ 39.10            $39.31
                                  -------           -------           -------           -------            ------
Net Investment Income
  (Loss)**.................          0.06              0.06              0.17                --             (0.01)
Net Realized and Unrealized
  Gain (Loss) on
  Investments..............          9.18              5.13            (15.87)             5.84             (0.20)
                                  -------           -------           -------           -------            ------
TOTAL FROM INVESTMENT
  OPERATIONS...............          9.24              5.19            (15.70)             5.84             (0.21)
                                  -------           -------           -------           -------            ------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net Investment Income......         (0.05)            (0.09)            (0.19)            (0.02)               --
                                  -------           -------           -------           -------            ------
NET ASSET VALUE AT END OF
  PERIOD...................       $ 43.32           $ 34.13           $ 29.03           $ 44.92            $39.10
                                  =======           =======           =======           =======            ======
TOTAL RETURN***............         27.11%            17.93%           (35.05)%           14.93%            (0.55)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period
  (000's Omitted)..........       $17,329           $11,945           $ 7,257           $11,229            $7,820
RATIO TO AVERAGE NET ASSETS
  OF:
Expenses...................          0.35%             0.35%             0.35%             0.35%             0.35%****
Net Investment Income
  (Loss)...................          0.14%             0.21%             0.44%             0.00%            (0.04)%****
Portfolio Turnover Rate+...            55%               46%               63%               51%               14%



      * The Fund commenced operations on March 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

82




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                 RYDEX S&P EQUAL WEIGHT CONSUMER DISCRETIONARY ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 32.78           $ 24.82           $ 44.50           $ 44.98
                                           -------           -------           -------           -------
Net Investment Income**.............          0.35              0.40              0.53              0.32
Net Realized and Unrealized Gain
  (Loss) on Investments.............          9.56              7.93            (19.59)            (0.49)
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          9.91              8.33            (19.06)            (0.17)
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.32)            (0.37)            (0.62)            (0.31)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 42.37           $ 32.78           $ 24.82           $ 44.50
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         30.35%            34.20%           (43.27)%           (0.40)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $25,425           $11,474           $ 3,722           $28,928
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          0.89%             1.61%             1.44%             0.67%****
Portfolio Turnover Rate+............            28%               42%               29%               28%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  83





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                    RYDEX S&P EQUAL WEIGHT CONSUMER STAPLES ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 48.42           $41.47            $ 52.68            $48.16
                                           -------           ------            -------            ------
Net Investment Income**.............          1.14             1.04               0.88              1.16
Net Realized and Unrealized Gain
  (Loss) on Investments.............          6.95             6.91             (11.22)             4.32
                                           -------           ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          8.09             7.95             (10.34)             5.48
                                           -------           ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (1.09)           (1.00)             (0.87)            (0.96)
                                           -------           ------            -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 55.42           $48.42            $ 41.47            $52.68
                                           =======           ======            =======            ======
TOTAL RETURN***.....................         16.89%           19.60%            (19.87)%           11.45%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $13,856           $9,685            $10,368            $7,902
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%            0.50%              0.50%             0.50%****
Net Investment Income...............          2.20%            2.52%              1.78%             2.29%****
Portfolio Turnover Rate+............            18%              25%                25%               19%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

84




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                         RYDEX S&P EQUAL WEIGHT ENERGY ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 47.69           $ 39.72           $ 67.48           $ 48.35
                                           -------           -------           -------           -------
Net Investment Income**.............          0.44              0.46              0.33              0.27
Net Realized and Unrealized Gain
  (Loss) on Investments.............          6.07              7.93            (25.94)            19.14
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          6.51              8.39            (25.61)            19.41
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.46)            (0.42)            (0.35)            (0.28)
Net Realized Gains..................            --                --             (1.80)               --
                                           -------           -------           -------           -------
Total Distributions.................         (0.46)            (0.42)            (2.15)            (0.28)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 53.74           $ 47.69           $ 39.72           $ 67.48
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         13.74%            21.39%           (39.28)%           40.28%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $16,122           $11,922           $ 5,958           $10,122
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          0.87%             1.16%             0.50%             0.47%****
Portfolio Turnover Rate+............            31%               33%               38%               34%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  85





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT FINANCIALS ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 21.53           $ 21.41           $ 46.67            $48.57
                                           -------           -------           -------            ------
Net Investment Income**.............          0.31              0.36              1.02              0.92
Net Realized and Unrealized Gain
  (Loss) on Investments.............          3.87              0.18            (25.40)            (1.95)
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          4.18              0.54            (24.38)            (1.03)
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.31)            (0.42)            (0.88)            (0.87)
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 25.40           $ 21.53           $ 21.41            $46.67
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         19.46%             3.15%           (52.88)%           (2.23)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $16,510           $13,995           $10,705            $7,000
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          1.26%             2.00%             3.09%             1.84%****
Portfolio Turnover Rate+............            19%               49%               51%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

86




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT HEALTH CARE ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 50.56           $ 42.21           $ 57.94           $ 49.46
                                           -------           -------           -------           -------
Net Investment Income**.............          0.20              0.19              0.14              0.11
Net Realized and Unrealized Gain
  (Loss) on Investments.............          9.20              8.35            (15.74)             8.48
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....          9.40              8.54            (15.60)             8.59
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.22)            (0.19)            (0.13)            (0.11)
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 59.74           $ 50.56           $ 42.21           $ 57.94
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         18.64%            20.31%           (26.98)%           17.37%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $53,770           $73,308           $48,537           $17,383
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          0.35%             0.42%             0.26%             0.20%****
Portfolio Turnover Rate+............            20%               38%               26%               55%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  87





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT INDUSTRIALS ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 39.76           $ 35.73           $ 59.37            $49.15
                                           -------           -------           -------            ------
Net Investment Income**.............          0.61              0.67              0.61              0.56
Net Realized and Unrealized Gain
  (Loss) on Investments.............          9.78              4.12            (21.82)            10.21
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         10.39              4.79            (21.21)            10.77
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.61)            (0.76)            (0.65)            (0.55)
Net Realized Gains..................            --                --             (1.78)               --
                                           -------           -------           -------            ------
Total Distributions.................         (0.61)            (0.76)            (2.43)            (0.55)
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 49.54           $ 39.76           $ 35.73            $59.37
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         26.28%            13.84%           (37.12)%           22.00%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $42,105           $17,890           $ 7,146            $8,905
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          1.34%             1.88%             1.17%             1.02%****
Portfolio Turnover Rate+............            18%               35%               30%               36%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

88




FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT MATERIALS ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 45.78           $ 34.37           $ 59.42            $48.43
                                           -------           -------           -------            ------
Net Investment Income**.............          1.52              0.60              1.40              0.85
Net Realized and Unrealized Gain
  (Loss) on Investments.............         11.65             11.49            (25.11)            10.74
                                           -------           -------           -------            ------
TOTAL FROM INVESTMENT OPERATIONS....         13.17             12.09            (23.71)            11.59
                                           -------           -------           -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (1.63)            (0.68)            (1.34)            (0.60)
                                           -------           -------           -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 57.32           $ 45.78           $ 34.37            $59.42
                                           =======           =======           =======            ======
TOTAL RETURN***.....................         29.05%            35.82%           (40.67)%           24.02%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $34,395           $41,199           $ 5,155            $8,913
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          2.88%             1.41%             2.69%             1.53%****
Portfolio Turnover Rate+............            27%               57%               34%               31%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  89





FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                       RYDEX S&P EQUAL WEIGHT TECHNOLOGY ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 39.98           $ 29.98           $ 55.18           $ 47.80
                                           -------           -------           -------           -------
Net Investment Income (Loss)**......          0.12              0.11              0.06             (0.05)
Net Realized and Unrealized Gain
  (Loss) on Investments.............         10.75             10.03            (25.19)             7.43
                                           -------           -------           -------           -------
TOTAL FROM INVESTMENT OPERATIONS....         10.87             10.14            (25.13)             7.38
                                           -------           -------           -------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (0.13)            (0.14)            (0.07)               --
                                           -------           -------           -------           -------
NET ASSET VALUE AT END OF PERIOD....       $ 50.72           $ 39.98           $ 29.98           $ 55.18
                                           =======           =======           =======           =======
TOTAL RETURN***.....................         27.23%            33.94%           (45.58)%           15.44%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $88,759           $53,969           $ 7,495           $19,312
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%             0.50%             0.50%             0.50%****
Net Investment Income...............          0.26%             0.30%             0.14%            (0.10)%****
Portfolio Turnover Rate+............            25%               30%               36%               60%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.


See Notes to Financial Statements.

90




FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                        RYDEX S&P EQUAL WEIGHT UTILITIES ETF
                                      -----------------------------------------------------------------------
                                            YEAR ENDED        YEAR ENDED        YEAR ENDED         YEAR ENDED
                                      OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008  OCTOBER 31, 2007*
                                      ----------------  ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF
  PERIOD............................       $ 42.13           $41.18            $ 62.28            $54.91
                                           -------           ------            -------            ------
Net Investment Income**.............          1.84             1.89               1.81              1.55
Net Realized and Unrealized Gain
  (Loss) on Investments.............          8.13             0.88             (21.09)             7.38
                                           -------           ------            -------            ------
TOTAL FROM INVESTMENT OPERATIONS....          9.97             2.77             (19.28)             8.93
                                           -------           ------            -------            ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income...............         (1.83)           (1.82)             (1.82)            (1.56)
                                           -------           ------            -------            ------
NET ASSET VALUE AT END OF PERIOD....       $ 50.27           $42.13            $ 41.18            $62.28
                                           =======           ======            =======            ======
TOTAL RETURN***.....................         24.10%            6.97%            (31.63)%           16.41%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's
  Omitted)..........................       $20,110           $8,427            $ 4,118            $6,228
RATIO TO AVERAGE NET ASSETS OF:
Expenses............................          0.50%            0.50%              0.50%             0.50%****
Net Investment Income...............          3.95%            4.64%              3.30%             2.59%****
Portfolio Turnover Rate+............            16%              26%                25%               20%



      * The Fund commenced operations on November 1, 2006.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.



See Notes to Financial Statements.

                                                               ANNUAL REPORT  91





NOTES TO FINANCIAL STATEMENTS                                   October 31, 2010
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2010, the Trust offers nineteen portfolios, each of which represents a separate series of beneficial interest in the Trust, (each a "Fund" and collectively, the "Funds"). The financial statements herein relate to the following Funds: Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF. Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF and Rydex S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006. Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF and Rydex S&P Equal Weight Utilities ETF commenced operations on November 1, 2006.

The Funds' investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the "Underlying Index"). Rydex S&P 500 Pure Value ETF tracks the S&P 500 Pure Value Index, the Rydex S&P 500 Pure Growth ETF tracks the S&P 500 Pure Growth Index, the Rydex S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400 Pure Value Index, the Rydex S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400 Pure Growth Index, the Rydex S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600 Pure Value Index, the Rydex S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600 Pure Growth Index, Rydex S&P Equal Weight Consumer Discretionary ETF tracks the S&P Equal Weight Consumer Discretionary Index, the Rydex S&P Equal Weight Consumer Staples ETF tracks the S&P Equal Weight Consumer Staples Index, the Rydex S&P Equal Weight Energy ETF tracks the S&P Equal Weight Energy Index, the Rydex S&P Equal Weight Financials ETF tracks the S&P Equal Weight Financials Index, the Rydex S&P Equal Weight Health Care ETF tracks the S&P Equal Weight Health Care Index, the Rydex S&P Equal Weight Industrials ETF tracks the S&P Equal Weight Industrials Index, the Rydex S&P Equal Weight Materials ETF tracks the S&P Equal Weight Materials Index, the Rydex S&P Equal Weight Technology ETF tracks the S&P Equal Weight Information Technology Index and the Rydex S&P Equal Weight Utilities ETF tracks the S&P Equal Weight Telecommunication Services & Utilities Index. The Funds seek to achieve their objective by investing in common stocks that comprise the Underlying Index. The Funds use a "replication" strategy to track the Underlying Index. "Replication" refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their NAV.

92




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

Securities, for which market quotations are not readily available, including investments that are subject to limitations as to their sale, are valued at fair value as determined in good faith by Rydex Investments, an affiliated entity, which acts as the Funds' investment advisor, in accordance with procedures adopted by the Board of Trustees. In determining fair value, consideration is given to market conditions, relative benchmarks and other financial data.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant. For the year ended October 31, 2010, the Funds had not engaged in repurchase agreement transactions.

D. FEDERAL INCOME TAXES

The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any, to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 - 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, distributions in excess of current year earnings, excise taxes paid, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or net asset value per share. The most significant of these adjustments are for net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not

                                                               ANNUAL REPORT  93





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


distributed to existing Fund shareholders, are reclassified to paid-in-capital. For the year ended October 31, 2010, the adjustments for the Funds were as follows:

                                                                   UNDISTRIBUTED    ACCUMULATED
                                                        PAID-IN   NET INVESTMENT   NET REALIZED
                                                        CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                    -----------   --------------   ------------
Rydex S&P 500 Pure Value ETF......................  $ 6,216,412       $(3,688)     $ (6,212,724)
Rydex S&P 500 Pure Growth ETF.....................    3,957,880         6,598        (3,964,478)
Rydex S&P MidCap 400 Pure Value ETF...............    3,347,950            --        (3,347,950)
Rydex S&P MidCap 400 Pure Growth ETF..............   11,951,856        24,743       (11,976,599)
Rydex S&P SmallCap 600 Pure Value ETF.............   10,075,213         1,225       (10,076,438)
Rydex S&P SmallCap 600 Pure Growth ETF............    1,084,488         1,979        (1,086,467)
Rydex S&P Equal Weight Consumer Discretionary
  ETF.............................................    2,787,849            --        (2,787,849)
Rydex S&P Equal Weight Consumer Staples ETF.......           --            --                --
Rydex S&P Equal Weight Energy ETF.................    1,181,154            --        (1,181,154)
Rydex S&P Equal Weight Financials ETF.............    2,692,913        31,885        (2,724,798)
Rydex S&P Equal Weight Health Care ETF............   11,377,875            --       (11,377,875)
Rydex S&P Equal Weight Industrials ETF............    1,017,241        (3,344)       (1,013,897)
Rydex S&P Equal Weight Materials ETF..............    4,657,219            --        (4,657,219)
Rydex S&P Equal Weight Technology ETF.............   11,271,835        14,344       (11,286,179)
Rydex S&P Equal Weight Utilities ETF..............           (2)           --                 2


Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and estimated return of capital payments on REITs.

At October 31, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31, 2010:

                                              2014       2015         2016         2017         2018
                                           -------   --------   ----------   ----------   ----------
Rydex S&P 500 Pure Value ETF.............  $    --   $     --   $  117,723   $8,747,672   $       --
Rydex S&P 500 Pure Growth ETF............   28,988    142,389      524,164    6,919,390      173,734
Rydex S&P MidCap 400 Pure Value ETF......       --         --           --    4,090,972           --
Rydex S&P MidCap 400 Pure Growth ETF.....       --         --           --    2,017,406           --
Rydex S&P SmallCap 600 Pure Value ETF....   16,654    170,782    3,946,225    9,954,238    8,320,242
Rydex S&P SmallCap 600 Pure Growth ETF...       --         --      127,914    1,715,604       46,973
Rydex S&P Equal Weight Consumer
  Discretionary ETF......................       --         --    1,122,435    1,981,333           --
Rydex S&P Equal Weight Consumer Staples
  ETF....................................       --         --       32,363      195,890           --
Rydex S&P Equal Weight Energy ETF........       --         --           --    1,743,348      393,314
Rydex S&P Equal Weight Financials ETF....       --         --    1,811,004    4,062,086      384,011
Rydex S&P Equal Weight Health Care ETF...       --         --      929,808    3,545,994           --
Rydex S&P Equal Weight Industrials ETF...       --         --           --    1,121,912           --
Rydex S&P Equal Weight Materials ETF.....       --         --           --    1,182,017           --
Rydex S&P Equal Weight Technology ETF....       --         --           --    3,058,317           --
Rydex S&P Equal Weight Utilities ETF.....       --         --       60,408      555,032      336,672


The Funds utilized capital loss carryforwards during the year ended October 31, 2010:

Rydex S&P 500 Pure Value ETF.........................................  $2,681,137
Rydex S&P 500 Pure Growth ETF........................................          --
Rydex S&P MidCap 400 Pure Value ETF..................................   2,949,067
Rydex S&P MidCap 400 Pure Growth ETF.................................   1,998,809
Rydex S&P SmallCap 600 Pure Value ETF................................          --
Rydex S&P SmallCap 600 Pure Growth ETF...............................          --
Rydex S&P Equal Weight Consumer Discretionary ETF....................     154,897
Rydex S&P Equal Weight Consumer Staples ETF..........................     175,311
Rydex S&P Equal Weight Energy ETF....................................          --
Rydex S&P Equal Weight Financials ETF................................          --
Rydex S&P Equal Weight Health Care ETF...............................      21,197
Rydex S&P Equal Weight Industrials ETF...............................      83,504
Rydex S&P Equal Weight Materials ETF.................................     633,345
Rydex S&P Equal Weight Technology ETF................................     677,212
Rydex S&P Equal Weight Utilities ETF.................................          --

94




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The tax character of distributable earnings (accumulated losses) at October 31, 2010 was as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED                      UNREALIZED
                                               ORDINARY       LONG TERM   CAPITAL LOSS     APPRECIATION
                                                 INCOME    CAPITAL GAIN   CARRYFORWARD   (DEPRECIATION)
                                          -------------   -------------   ------------   --------------
Rydex S&P 500 Pure Value ETF............     $ 6,288         $     --     $ (8,865,395)   $ (3,393,677)
Rydex S&P 500 Pure Growth ETF...........          --               --       (7,788,665)     15,177,140
Rydex S&P MidCap 400 Pure Value ETF.....       6,164               --       (4,090,972)     (1,222,005)
Rydex S&P MidCap 400 Pure Growth ETF....          --               --       (2,017,406)     27,715,450
Rydex S&P SmallCap 600 Pure Value ETF...          --               --      (22,408,141)    (11,514,999)
Rydex S&P SmallCap 600 Pure Growth ETF..          --               --       (1,890,491)      2,137,081
Rydex S&P Equal Weight Consumer
  Discretionary ETF.....................       5,183               --       (3,103,768)      1,754,171
Rydex S&P Equal Weight Consumer Staples
  ETF...................................      28,843               --         (228,253)      1,526,232
Rydex S&P Equal Weight Energy ETF.......       3,574               --       (2,136,662)        975,964
Rydex S&P Equal Weight Financials ETF...          --               --       (6,257,101)        463,715
Rydex S&P Equal Weight Health Care ETF..      16,583               --       (4,475,802)     (1,842,778)
Rydex S&P Equal Weight Industrials ETF..      14,627               --       (1,121,912)      6,260,174
Rydex S&P Equal Weight Materials ETF....      20,709               --       (1,182,017)      5,850,965
Rydex S&P Equal Weight Technology ETF...          --               --       (3,058,317)      6,111,066
Rydex S&P Equal Weight Utilities ETF....      52,999               --         (952,112)      1,350,369


The tax character of distributions paid during 2010 was as follows:

                                                                   ORDINARY INCOME
                                                                   ---------------
Rydex S&P 500 Pure Value ETF.....................................     $  867,443
Rydex S&P 500 Pure Growth ETF....................................        285,918
Rydex S&P MidCap 400 Pure Value ETF..............................        526,762
Rydex S&P MidCap 400 Pure Growth ETF.............................         89,353
Rydex S&P SmallCap 600 Pure Value ETF............................        707,768
Rydex S&P SmallCap 600 Pure Growth ETF...........................         25,566
Rydex S&P Equal Weight Consumer Discretionary ETF................        221,575
Rydex S&P Equal Weight Consumer Staples ETF......................        244,303
Rydex S&P Equal Weight Energy ETF................................        137,899
Rydex S&P Equal Weight Financials ETF............................        251,198
Rydex S&P Equal Weight Health Care ETF...........................        247,927
Rydex S&P Equal Weight Industrials ETF...........................        398,481
Rydex S&P Equal Weight Materials ETF.............................      1,001,234
Rydex S&P Equal Weight Technology ETF............................        230,398
Rydex S&P Equal Weight Utilities ETF.............................        451,578


The tax character of distributions paid during 2009 was as follows:

                                                                   ORDINARY INCOME
                                                                   ---------------
Rydex S&P 500 Pure Value ETF.....................................      $515,568
Rydex S&P 500 Pure Growth ETF....................................       214,179
Rydex S&P MidCap 400 Pure Value ETF..............................       307,090
Rydex S&P MidCap 400 Pure Growth ETF.............................        48,422
Rydex S&P SmallCap 600 Pure Value ETF............................       480,887
Rydex S&P SmallCap 600 Pure Growth ETF...........................        20,833
Rydex S&P Equal Weight Consumer Discretionary ETF................       134,899
Rydex S&P Equal Weight Consumer Staples ETF......................       224,373
Rydex S&P Equal Weight Energy ETF................................        78,547
Rydex S&P Equal Weight Financials ETF............................       243,410
Rydex S&P Equal Weight Health Care ETF...........................       219,171
Rydex S&P Equal Weight Industrials ETF...........................       204,603
Rydex S&P Equal Weight Materials ETF.............................       264,238
Rydex S&P Equal Weight Technology ETF............................        68,005
Rydex S&P Equal Weight Utilities ETF.............................       287,015


E. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence

                                                               ANNUAL REPORT  95





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2010:

                                                  LEVEL 1         LEVEL 2         LEVEL 3
                                              INVESTMENTS     INVESTMENTS     INVESTMENTS
FUND                                        IN SECURITIES   IN SECURITIES   IN SECURITIES          TOTAL
----                                        -------------   -------------   -------------   ------------
ASSETS
Rydex S&P 500 Pure Value ETF..............   $ 55,846,823      $     --        $     --     $ 55,846,823
Rydex S&P 500 Pure Growth ETF.............    147,475,030            --              --      147,475,030
Rydex S&P MidCap 400 Pure Value ETF.......     43,079,381            --              --       43,079,381
Rydex S&P MidCap 400 Pure Growth ETF......    292,482,599            --              --      292,482,599
Rydex S&P SmallCap 600 Pure Value ETF.....     87,385,828            --              --       87,385,828
Rydex S&P SmallCap 600 Pure Growth ETF....     17,331,027            --              --       17,331,027
Rydex S&P Equal Weight Consumer
  Discretionary ETF.......................     25,424,478            --              --       25,424,478
Rydex S&P Equal Weight Consumer Staples
  ETF.....................................     13,841,988            --              --       13,841,988
Rydex S&P Equal Weight Energy ETF.........     16,117,637            --              --       16,117,637
Rydex S&P Equal Weight Financials ETF.....     16,507,055            --              --       16,507,055
Rydex S&P Equal Weight Health Care ETF....     53,766,819            --              --       53,766,819
Rydex S&P Equal Weight Industrials ETF....     42,097,162            --              --       42,097,162
Rydex S&P Equal Weight Materials ETF......     34,389,795            --              --       34,389,795
Rydex S&P Equal Weight Technology ETF.....     88,774,366            --              --       88,774,366
Rydex S&P Equal Weight Utilities ETF......     20,064,598            --              --       20,064,598


For the year ended October 31, 2010, there were no Level 3 Investments.

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective November 1, 2009. This update applies to the Funds' disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the year ended October 31, 2010, there were no securities transferred between any levels.

F. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

96




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

G. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in future financial statements. The Rydex S&P Equal Weight Sector ETFs are non-diversified funds, subjecting them to a greater risk than funds that are diversified.

H. RISK

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of each Fund's to conform to changes in the composition of the relevant index. For these services, Rydex Investments receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex S&P 500 Pure Value ETF........................................      0.35%
Rydex S&P 500 Pure Growth ETF.......................................      0.35%
Rydex S&P MidCap 400 Pure Value ETF.................................      0.35%
Rydex S&P MidCap 400 Pure Growth ETF................................      0.35%
Rydex S&P SmallCap 600 Pure Value ETF...............................      0.35%
Rydex S&P SmallCap 600 Pure Growth ETF..............................      0.35%
Rydex S&P Equal Weight Consumer Discretionary ETF...................      0.50%
Rydex S&P Equal Weight Consumer Staples ETF.........................      0.50%
Rydex S&P Equal Weight Energy ETF...................................      0.50%
Rydex S&P Equal Weight Financials ETF...............................      0.50%
Rydex S&P Equal Weight Health Care ETF..............................      0.50%
Rydex S&P Equal Weight Industrials ETF..............................      0.50%
Rydex S&P Equal Weight Materials ETF................................      0.50%
Rydex S&P Equal Weight Technology ETF...............................      0.50%
Rydex S&P Equal Weight Utilities ETF................................      0.50%


Rydex Investments pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. Rydex Investments compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2010, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the

                                                               ANNUAL REPORT  97





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex S&P 500 Pure Value ETF......................................       $1,000
Rydex S&P 500 Pure Growth ETF.....................................        1,000
Rydex S&P MidCap 400 Pure Value ETF...............................          750
Rydex S&P MidCap 400 Pure Growth ETF..............................          750
Rydex S&P SmallCap 600 Pure Value ETF.............................        1,000
Rydex S&P SmallCap 600 Pure Growth ETF............................        1,000
Rydex S&P Equal Weight Consumer Discretionary ETF.................          750
Rydex S&P Equal Weight Consumer Staples ETF.......................          500
Rydex S&P Equal Weight Energy ETF.................................          500
Rydex S&P Equal Weight Financials ETF.............................          750
Rydex S&P Equal Weight Health Care ETF............................          500
Rydex S&P Equal Weight Industrials ETF............................          500
Rydex S&P Equal Weight Materials ETF..............................          500
Rydex S&P Equal Weight Technology ETF.............................          750
Rydex S&P Equal Weight Utilities ETF..............................          500


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2010, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                             SUBSCRIPTIONS    REDEMPTIONS
                                                             -------------   ------------
Rydex S&P 500 Pure Value ETF...............................   $ 85,553,639   $ 65,322,351
Rydex S&P 500 Pure Growth ETF..............................    114,041,866     23,552,335
Rydex S&P MidCap 400 Pure Value ETF........................     43,188,231     27,256,344
Rydex S&P MidCap 400 Pure Growth ETF.......................    222,975,001     78,422,434
Rydex S&P SmallCap 600 Pure Value ETF......................    107,979,296    130,177,381
Rydex S&P SmallCap 600 Pure Growth ETF.....................      7,476,636      5,851,384
Rydex S&P Equal Weight Consumer Discretionary ETF..........     23,285,247     13,016,020
Rydex S&P Equal Weight Consumer Staples ETF................      2,522,172             --
Rydex S&P Equal Weight Energy ETF..........................      7,312,460      5,265,280
Rydex S&P Equal Weight Financials ETF......................     12,412,446     11,942,515
Rydex S&P Equal Weight Health Care ETF.....................     56,992,740     88,082,433
Rydex S&P Equal Weight Industrials ETF.....................     21,269,114      2,545,682
Rydex S&P Equal Weight Materials ETF.......................     10,289,281     25,062,622
Rydex S&P Equal Weight Technology ETF......................     86,535,676     68,720,929
Rydex S&P Equal Weight Utilities ETF.......................      9,706,024             --

98




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex S&P 500 Pure Value ETF................................  $16,554,527   $16,799,898
Rydex S&P 500 Pure Growth ETF...............................   23,329,365    25,713,053
Rydex S&P MidCap 400 Pure Value ETF.........................   16,580,118    15,020,646
Rydex S&P MidCap 400 Pure Growth ETF........................   93,100,891    85,365,036
Rydex S&P SmallCap 600 Pure Value ETF.......................   67,104,246    69,808,484
Rydex S&P SmallCap 600 Pure Growth ETF......................   10,607,259     8,865,569
Rydex S&P Equal Weight Consumer Discretionary ETF...........    6,756,958     6,687,929
Rydex S&P Equal Weight Consumer Staples ETF.................    2,134,484     2,094,560
Rydex S&P Equal Weight Energy ETF...........................    4,764,715     4,964,274
Rydex S&P Equal Weight Financials ETF.......................    3,229,437     3,530,303
Rydex S&P Equal Weight Health Care ETF......................   13,892,805    13,872,220
Rydex S&P Equal Weight Industrials ETF......................    6,016,329     5,378,638
Rydex S&P Equal Weight Materials ETF........................    9,488,855    10,041,097
Rydex S&P Equal Weight Technology ETF.......................   20,840,741    21,442,371
Rydex S&P Equal Weight Utilities ETF........................    2,233,468     2,015,184


There were no purchases or sales of U.S. government or government agency obligations for the year ended October 31, 2010.

At October 31, 2010, the identified cost of investments in securities owned by each fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                GROSS          GROSS
                                            IDENTIFIED     UNREALIZED     UNREALIZED   NET UNREALIZED
                                                  COST   APPRECIATION   DEPRECIATION     APPRECIATION
                                          ------------   ------------   ------------   --------------
Rydex S&P 500 Pure Value ETF............  $ 59,240,500    $ 2,561,056   $ (5,954,733)   $ (3,393,677)
Rydex S&P 500 Pure Growth ETF...........   132,297,890     17,177,426     (2,000,286)     15,177,140
Rydex S&P MidCap 400 Pure Value ETF.....    44,301,386      2,662,975     (3,884,980)     (1,222,005)
Rydex S&P MidCap 400 Pure Growth ETF....   264,767,149     36,250,883     (8,535,433)     27,715,450
Rydex S&P SmallCap 600 Pure Value ETF...    98,900,827      3,804,000    (15,318,999)    (11,514,999)
Rydex S&P SmallCap 600 Pure Growth ETF..    15,193,947      2,822,777       (685,697)      2,137,080
Rydex S&P Equal Weight Consumer
  Discretionary ETF.....................    23,670,307      3,028,692     (1,274,521)      1,754,171
Rydex S&P Equal Weight Consumer Staples
  ETF...................................    12,315,756      1,843,932       (317,700)      1,526,232
Rydex S&P Equal Weight Energy ETF.......    15,141,673      1,525,771       (549,807)        975,964
Rydex S&P Equal Weight Financials ETF...    16,043,340      1,243,229       (779,514)        463,715
Rydex S&P Equal Weight Health Care ETF..    55,609,598      2,069,260     (3,912,039)     (1,842,779)
Rydex S&P Equal Weight Industrials ETF..    35,836,988      6,808,045       (547,871)      6,260,174
Rydex S&P Equal Weight Materials ETF....    28,538,830      6,830,937       (979,972)      5,850,965
Rydex S&P Equal Weight Technology ETF...    82,663,300      8,927,842     (2,816,776)      6,111,066
Rydex S&P Equal Weight Utilities ETF....    18,714,229      1,685,704       (335,335)      1,350,369


6.  GUGGENHEIM ACQUISITION

Guggenheim SBC Holdings, LLC ("Guggenheim SBC Holdings"), an investor group managed by Guggenheim Partners, LLC ("Guggenheim"), acquired control of Security Benefit Corporation ("SBC"), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds' investment adviser (the "Investment Adviser"), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.

Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds' investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the "Previous Agreements"). New investment advisory and sub-advisory agreements ("New Agreements") were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.

                                                               ANNUAL REPORT  99





NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

7.  DISTRIBUTOR NAME CHANGE

Effective July 30, 2010, the Funds' distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company.

8.  NEW ACCOUNTING PRONOUNCEMENT

Effective November 1, 2009, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note E.

100




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex S&P 500 Pure Value ETF, Rydex S&P 500 Pure Growth ETF, Rydex S&P MidCap 400 Pure Value ETF, Rydex S&P MidCap 400 Pure Growth ETF, Rydex S&P SmallCap 600 Pure Value ETF, Rydex S&P SmallCap 600 Pure Growth ETF, Rydex S&P Equal Weight Consumer Discretionary ETF, Rydex S&P Equal Weight Consumer Staples ETF, Rydex S&P Equal Weight Energy ETF, Rydex S&P Equal Weight Financials ETF, Rydex S&P Equal Weight Health Care ETF, Rydex S&P Equal Weight Industrials ETF, Rydex S&P Equal Weight Materials ETF, Rydex S&P Equal Weight Technology ETF, and Rydex S&P Equal Weight Utilities ETF (the "Funds")(fifteen of the series constituting the Rydex ETF Trust (the "Trust")) as of October 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds at October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           -s- ERNST & YOUNG LLP
McLean, Virginia
December 23, 2010

                                                               ANNUAL REPORT 101





SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION

For federal income tax purposes, the following information is furnished for the year ended October 31, 2010 in respect to percentage of ordinary distributions (net investment income plus short-term gains) which qualify for corporate dividends received deduction, designated qualified dividend income eligible for reduced taxes and distributions from long-term capital gains. These long-term capital gains distributions may be subject to a maximum tax rate of 15% as provided by the internal revenue code. The funds below hereby designate the maximum amount of such dividend allowable up to the amount of the dividends paid during the year.

                                                        DIVIDEND       LONG TERM    QUALIFIED
                                                        RECEIVED   CAPITAL GAINS     DIVIDEND
                                                       DEDUCTION    DISTRIBUTION       INCOME
                                                       ---------   -------------   ----------
Rydex S&P 500 Pure Value ETF.........................    100.00%      $     --     $1,029,809
Rydex S&P 500 Pure Growth ETF........................    100.00%            --        426,425
Rydex S&P MidCap 400 Pure Value ETF..................    100.00%            --        641,449
Rydex S&P MidCap 400 Pure Growth ETF.................    100.00%            --        590,761
Rydex S&P SmallCap 600 Pure Value ETF................     99.34%            --        814,290
Rydex S&P SmallCap 600 Pure Growth ETF...............    100.00%            --         67,802
Rydex S&P Equal Weight Consumer Discretionary ETF....    100.00%            --        347,569
Rydex S&P Equal Weight Consumer Staples ETF..........    100.00%            --        309,318
Rydex S&P Equal Weight Energy ETF....................    100.00%            --        206,238
Rydex S&P Equal Weight Financials ETF................     95.27%            --        187,607
Rydex S&P Equal Weight Health Care ETF...............    100.00%            --        564,797
Rydex S&P Equal Weight Industrials ETF...............    100.00%            --        562,813
Rydex S&P Equal Weight Materials ETF.................    100.00%            --      1,178,929
Rydex S&P Equal Weight Technology ETF................    100.00%            --        629,425
Rydex S&P Equal Weight Utilities ETF.................    100.00%            --        526,264


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

102




SUPPLEMENTAL INFORMATION (Unaudited) (concluded)
--------------------------------------------------------------------------------

PROXY RESULTS

At a special meeting of shareholders held on July 29, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Padco Advisors II, Inc. A description of the number of shares voted is as follows:

FUND                                               SHARES FOR   SHARES AGAINST   SHARES ABSTAINED
----                                               ----------   --------------   ----------------
Rydex S&P 500 Pure Value ETF.....................   1,608,561       15,180            49,844
Rydex S&P 500 Pure Growth ETF....................   1,148,455        2,973             2,171
Rydex S&P Midcap 400 Pure Value ETF..............     819,714        7,351            11,503
Rydex S&P Midcap 400 Pure Growth ETF.............     997,533       23,024            27,110
Rydex S&P Smallcap 600 Pure Value ETF............   1,304,859       18,715            45,153
Rydex S&P Smallcap 600 Pure Growth ETF...........     238,822        3,050             8,936
Rydex S&P Equal Weight Consumer Discretionary
  ETF............................................     300,463        4,014             4,718
Rydex S&P Equal Weight Consumer Staples ETF......     117,876          632             8,085
Rydex S&P Equal Weight Energy ETF................     177,421          621             4,555
Rydex S&P Equal Weight Financials ETF............     359,422        5,572            15,401
Rydex S&P Equal Weight Health Care ETF...........     654,137        1,916            16,611
Rydex S&P Equal Weight Industrials ETF...........     195,628        2,021            16,177
Rydex S&P Equal Weight Materials ETF.............     463,871        2,821             8,011
Rydex S&P Equal Weight Technology ETF............   1,230,049        2,272             3,024
Rydex S&P Equal Weight Utilities ETF.............     126,393        1,713             2,016


At a special meeting of shareholders held on July 29, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

FUND                                               SHARES FOR   SHARES AGAINST   SHARES ABSTAINED
----                                               ----------   --------------   ----------------
Rydex S&P 500 Pure Value ETF.....................   1,569,255       53,681            50,648
Rydex S&P 500 Pure Growth ETF....................   1,141,968        8,234             3,397
Rydex S&P Midcap 400 Pure Value ETF..............     813,675       14,485            10,407
Rydex S&P Midcap 400 Pure Growth ETF.............     982,253       37,468            27,946
Rydex S&P Smallcap 600 Pure Value ETF............   1,294,245       29,726            44,754
Rydex S&P Smallcap 600 Pure Growth ETF...........     237,753        4,312             8,743
Rydex S&P Equal Weight Consumer Discretionary
  ETF............................................     298,408        6,069             4,718
Rydex S&P Equal Weight Consumer Staples ETF......     116,573        1,936             8,085
Rydex S&P Equal Weight Energy ETF................     178,163          639             3,795
Rydex S&P Equal Weight Financials ETF............     354,380       10,713            15,302
Rydex S&P Equal Weight Health Care ETF...........     650,580        5,107            16,977
Rydex S&P Equal Weight Industrials ETF...........     191,995        4,934            16,897
Rydex S&P Equal Weight Materials ETF.............     462,929        4,361             7,413
Rydex S&P Equal Weight Technology ETF............   1,228,483        3,673             3,189
Rydex S&P Equal Weight Utilities ETF.............     124,254        3,560             2,308

                                                               ANNUAL REPORT 103





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES



                                    LENGTH OF SERVICES
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 146
Trustee, Chairman of            Rydex Variable Trust - 1998
the                             Rydex Dynamic Funds - 1999
Board (1940)                      Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 146
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 146
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 146
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 146
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 146
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 146
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

104




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES (concluded)



EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice President and Treasurer of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


                                                               ANNUAL REPORT 105





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be ''interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

RYDEX | SGI
SECURITY GLOBAL INVESTORS(SM)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com  - 800.820.0888

ETF2-ANN-1010X1011

                                                                OCTOBER 31, 2010

                                                                 RYDEX ETF TRUST
                                                                   ANNUAL REPORT

                                                            RYDEX 2x S&P 500 ETF
                                                    RYDEX INVERSE 2x S&P 500 ETF

                                                                     RYDEX | SGI
                                                  SECURITY GLOBAL INVESTORS (SM)

                                                              [RYDEXSHARES LOGO]

                                                               ANNUAL REPORT   1





 TABLE OF CONTENTS
--------------------------------------------------------------------------------


LETTER TO OUR SHAREHOLDERS...............................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS...............................    4

FEES & EXPENSES..........................................................    5

PREMIUM AND DISCOUNT INFORMATION.........................................    6

MANAGER'S ANALYSIS.......................................................    7

SCHEDULES OF INVESTMENTS.................................................   10

STATEMENTS OF ASSETS AND LIABILITIES.....................................   17

STATEMENTS OF OPERATIONS.................................................   18

STATEMENTS OF CHANGES IN NET ASSETS......................................   19

FINANCIAL HIGHLIGHTS.....................................................   20

NOTES TO FINANCIAL STATEMENTS............................................   22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................   30

SUPPLEMENTAL INFORMATION.................................................   31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS............................   32

2




LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER,

More than a full year into the recovery that officially began in mid-2009, the U.S. economy has been growing, but unevenly. Corporate profits, consumer spending and some manufacturing measures have been rising or holding steady, while the employment and housing markets have remained stagnant. A soft patch occurred in mid-2010, when a debt crisis struck Greece, and the potential for a double-dip U.S. recession loomed. While slipping back into recession appears less likely, the U.S. economy has yet to create much in the way of jobs or wean itself off government involvement in everything from cars to banks to housing. Still, by the year ended October 2010, investors looked at an economy where stocks were the highest in two years, growth had persisted for five straight quarters and inflation was virtually flat.

Trying to stimulate economic growth, but unable to lower interest rates below their current levels of near zero, the Federal Reserve would like to avoid the specter of deflation and so has resorted to the controversial practice of printing money to buy government bonds, otherwise known as quantitative easing. Proponents hope it will produce more than modest support for the economy, while driving long-term interest rates even lower, thus encouraging businesses and individuals to borrow. Critics contend that it could push down the dollar's value, triggering commodity price rises, and set the stage for inflation above the Fed's generally accepted range of about 2%. Markets reacted positively to the prospect of this new bout of bond buying by the Fed, as stock prices grew about 13% from Labor Day until Halloween, compared with about a 1% rise for corporate bonds. Other analysts attributed the rally to the shift in the political alignment in Washington based on the mid-term elections, which is expected to slow down or even reverse recent overhauls of health care and financial regulation, as well as more prominently address ways to reduce public debt.

2011 OUTLOOK

As the impact wanes from recent catalysts such as Congressional realignment, quantitative easing and positive earnings and economic reports, markets are apt to wake up to the reality of a continuing sluggish economy and political stalemate in Washington. Some analysts are expecting an easing of monetary policy globally, as the world responds to a weaker dollar and looser U.S. financial conditions. Many are maintaining neutral allocations across major asset classes, with an emphasis on growth outside the U.S. market, particularly in emerging markets. Favored areas include commodities and growth stocks paying a dividend. Equities are expected to offer the highest risk premia in the coming months, and corporate paper is favored over government securities as the era of extraordinary returns in credit may be coming to an end.

RYDEX|SGI ETFS

ETFs have continued to enjoy popularity in the current uncertain market environment, and not just because of their well-known benefits of transparency, convenience and low cost. ETFs incorporate some of the most innovative product development and fastest asset growth in the financial industry. There was a 27% increase in assets under management in ETFs over the 12 month period ended September 30, 2010, according to the Investment Company Institute. As of October 2010, there were about 1,000 exchange traded funds with about $900 billion in assets in the U.S. and more than $1 trillion globally.

At Rydex|SGI, assets under management increased by 7% during the past 12 months, and the firm closed 12 leveraged or inverse ETFs as it rationalized its product line-up. Today, the firm offers 28 exchange traded products, including currency funds, two leveraged or inverse products, nine sector funds, six pure style funds, a mega cap fund and an equal weight S&P 500 Index* fund, our best-known ETF.

                                                               ANNUAL REPORT   3





LETTER TO OUR SHAREHOLDERS (CONTINUED)
--------------------------------------------------------------------------------

GUGGENHEIM PARTNERS

As you may know, Security Global Investors' (SGI) parent firm, Security Benefit Corporation (Security Benefit), was acquired this year by a group of investors led by Guggenheim Partners. Guggenheim Partners is a diversified financial services firm with $100 billion in assets under supervision and a well-known name in the investment-management industry. We look forward to a long and productive relationship with Guggenheim Partners, as we do with you, our shareholders, and thank you for the trust you place in us.

Sincerely,

-s- Michael Byrum, CFA
Michael Byrum
President and Chief Investment Officer

*The S&P Equal Weight Index is an unmanaged equal-weighted version of the S&P
 500 Index, which is an unmanaged capitalization-weighted index comprised of 500 common stocks, chosen by Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P") on a statistical basis. Unlike the S&P 500 Index, in which each constituent stock's weight is proportionate to its market value, each stock in the S&P Equal Weight Index will be rebalanced quarterly to have the same target weighting as every other stock in the Index. As of December 31, 2009, the S&P 500 Equal Weight Index included companies with a capitalization range of $1.1 billion to $323.8 billion.

FOR MORE COMPLETE INFORMATION REGARDING RYDEXSHARES, CALL 800.820.0888 FOR A PROSPECTUS AND A SUMMARY PROSPECTUS (IF AVAILABLE). INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF A FUND BEFORE INVESTING. THE FUND'S PROSPECTUS AND ITS SUMMARY PROSPECTUS (IF AVAILABLE) CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUNDS. PLEASE READ THE PROSPECTUS AND SUMMARY PROSPECTUS (IF AVAILABLE) CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

ETFS MAY NOT BE SUITABLE FOR ALL INVESTORS. - Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than original cost. Most investors will also incur customary brokerage commissions when buying or selling shares of an ETF. - Investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time. - ETF Shares may trade below their net asset value ("NAV"). The NAV of shares will fluctuate with changes in the market value of an ETF's holdings. In addition, there can be no assurance that an active trading market for shares will develop or be maintained. - Tracking error risk refers to the risk that the Advisor may not be able to cause the Fund's performance to match or correlate to that of the Fund's Underlying Index, either on a daily or aggregate basis. Tracking error risk may cause the Fund's performance to be less than you expect. - Each ETF discussed is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of fund shares than would occur in a more diversified fund.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Rydex|SGI and its affiliates. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the product.

THE FUNDS ARE DISTRIBUTED BY RYDEX DISTRIBUTORS, LLC (RDL). Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex Investments is the primary business name for Rydex Advisors, LLC and Rydex Advisors II, LLC. Security Global Investors and RDL are affiliates and subsidiaries of Security Benefit, which is wholly owned by Guggenheim SBC Holdings, LLC, a special purpose entity managed by Guggenheim Partners, LLC, a diversified financial services firm with more than $100 billion in assets under supervision.

4




A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)
--------------------------------------------------------------------------------

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's Net Asset Value ("NAV") increases from $10.00 to $10.90 for a gain of 9.0% -- in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

                                     INDEX         INDEX          FUND     FUND          FUND
                                     LEVEL   PERFORMANCE   EXPECTATION      NAV   PERFORMANCE   ASSESSMENT
----------------------------------------------------------------------------------------------------------
Start                                 100                                $10.00
Day 1                                 106        6.00%         9.00%     $10.90       9.00%       In line
Day 2                                  99       (6.60)%       (9.90)%    $ 9.82      (9.90)%      In line
Cumulative                                      (1.00)%       (1.50)%                (1.80)%        (0.30)%
----------------------------------------------------------------------------------------------------------



As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund's shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

                                                               ANNUAL REPORT   5





FEES AND EXPENSES
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on April 30, 2010 and held for the six months ended October 31, 2010.

ACTUAL EXPENSES
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                         BEGINNING      ENDING              EXPENSES
                                                           ACCOUNT     ACCOUNT           PAID DURING
                                               EXPENSE       VALUE       VALUE     SIX-MONTH PERIOD*
                                                 RATIO     4/30/10    10/31/10   4/30/10 TO 10/31/10
                                               -------   ---------   ---------   -------------------
ACTUAL
  Rydex 2x S&P 500 ETF.......................    0.71%   $1,000.00   $  986.80          $3.56
  Rydex Inverse 2x S&P 500 ETF...............    0.71%   $1,000.00   $  917.40          $3.43
HYPOTHETICAL (ASSUMING A 5% RETURN BEFORE
  EXPENSES)
  Rydex 2x S&P 500 ETF.......................    0.71%   $1,000.00   $1,021.63          $3.62
  Rydex Inverse 2x S&P 500 ETF...............    0.71%   $1,000.00   $1,021.63          $3.62



--------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

6




PREMIUM AND DISCOUNT INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The tables that follow present information about the differences between the daily market price on secondary markets for shares of the Funds and each Fund's NAV. NAV is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange on which the Fund is listed for trading, as of the time the Fund's NAV is calculated. A Fund's Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply of and demand for shares of the Funds.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a positive percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a negative percentage of the NAV.

The following information shows the frequency distribution of premiums and discounts for the Funds. The information shown for each Fund is for the period from inception to October 31, 2010.

Each line in the table shows the number of trading days in which the Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

                                                                    NUMBER OF DAYS
                                                               ------------------------
                                                               RYDEX 2X   RYDEX INVERSE
                                                                S&P 500      2X S&P 500
PREMIUM/DISCOUNT RANGE                                              ETF             ETF
----------------------                                         --------   -------------
Greater Than 30%.............................................       1            0
Between 10.01% and 30%.......................................       0            0
Between 8.01% and 10%........................................       0            0
Between 3.01% and 8%.........................................       7            1
Between 1.01% and 3%.........................................      17           12
Between .51% and 1%..........................................      41           36
Between .26% and .5%.........................................      42           40
Between 0% and .25%..........................................     252          439
Between -0.01% and -0.25%....................................     449          316
Between -0.26% and -0.5%.....................................      67           39
Between -0.51% and -1%.......................................      30           20
Between -1.01% and -3%.......................................      17           16
Between -3.01% and -8%.......................................       0            4
Between -8.01% and -10%......................................       0            0
Between -10.01% and -30%.....................................       0            0
Less Than -30%...............................................       0            0
                                                                  ---          ---
Total........................................................     923          923
                                                                  ---          ---




                                                               PERCENTAGE OF TOTAL DAYS
                                                               ------------------------
                                                               RYDEX 2X   RYDEX INVERSE
                                                                S&P 500      2X S&P 500
PREMIUM/DISCOUNT RANGE                                              ETF             ETF
----------------------                                         --------   -------------
Greater Than 30%.............................................     0.11%         0.00%
Between 10.01% and 30%.......................................     0.00%         0.00%
Between 8.01% and 10%........................................     0.00%         0.00%
Between 3.01% and 8%.........................................     0.76%         0.11%
Between 1.01% and 3%.........................................     1.84%         1.30%
Between .51% and 1%..........................................     4.44%         3.90%
Between .26% and .5%.........................................     4.55%         4.33%
Between 0% and .25%..........................................    27.30%        47.56%
Between -0.01% and -0.25%....................................    48.65%        34.24%
Between -0.26% and -0.5%.....................................     7.26%         4.23%
Between -0.51% and -1%.......................................     3.25%         2.17%
Between -1.01% and -3%.......................................     1.84%         1.73%
Between -3.01% and -8%.......................................     0.00%         0.43%
Between -8.01% and -10%......................................     0.00%         0.00%
Between -10.01% and -30%.....................................     0.00%         0.00%
Less Than -30%...............................................     0.00%         0.00%
                                                                ------        ------
Total........................................................   100.00%       100.00%
                                                                ------        ------


                                                               ANNUAL REPORT   7




RYDEX 2x S&P 500 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex 2x S&P 500 ETF (RSU) maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Total Return Index*. Rydex 2x S&P 500 ETF returned 30.12% while the S&P 500 Total Return Index returned 16.52% over the same time period. The biggest performance contributors during the period were the consumer discretionary (33.21%) and information technology (18.87%) sectors. No sector detracted from performance.

The global financial crisis eased in the last half of 2009, as markets recovered and, as investors were told later, the Great Recession ended. The Volatility Index (VIX) stayed in the 20% to 30% range for the first half of 2010, but spiked as high as 50% in May as concerns grew about the Greek debt crisis and possibility of a U.S. double-dip recession. GDP growth for the second quarter turned out to be weak but positive (1.7%), and markets rebounded and volatility eased. However, the Fed was concerned enough about the perils of too-slow growth and its possible deflationary impact to signal its interest in another round of quantitative easing in the last months of 2010. While corporate earnings and manufacturing activity were strong or improving during much of the past 12 months, weak employment and housing markets continued to be a drag on growth in the U.S. By the end of October 2010, U.S. equity markets were at two-year highs.

In order to gain leveraged exposure in the S&P 500 Index, the Rydex 2x S&P 500 ETF employs as its investment strategy a program of engaging in investing in leveraged derivative instruments, such as equity index swaps and futures contracts on stock indices. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

* The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $1.1 billion to $323.8 billion as of December 31, 2009.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                 RYDEX 2X       S&P 500
                                  S&P 500    TOTAL RETURN
                                    ETF          INDEX
                                 --------    ------------
11/5/2007                          10000         10000
1/31/2008                           8286          9222
4/30/2008                           8315          9317
7/31/2008                           6914          8569
10/31/2008                          3732          6589
1/31/2009                           2537          5660
4/30/2009                           2755          6027
7/31/2009                           3507          6859
10/31/2009                          3863          7235
1/31/2010                           4159          7536
4/30/2010                           5094          8368
7/31/2010                           4349          7808
10/31/2010                          5027          8430




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEX 2X S&P 500 ETF........................................    30.12%          (20.55)%
S&P 500 TOTAL RETURN INDEX..................................    16.52%           (5.55)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

8



RYDEX 2x S&P 500 ETF
PORTFOLIO SUMMARY (Unaudited)                             As of October 31, 2010
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
--------------------------------------------------------------------------------


   DESCRIPTION                                                       % OF NET ASSETS
------------------------------------------------------------------------------------
EXXON MOBIL CORP.                                                          2.56%
APPLE, INC.                                                                2.08%
MICROSOFT CORP.                                                            1.54%
INTERNATIONAL BUSINESS MACHINES CORP.                                      1.37%
PROCTER & GAMBLE CO.                                                       1.36%
JOHNSON & JOHNSON, INC.                                                    1.33%
GENERAL ELECTRIC CO.                                                       1.30%
AT&T, INC.                                                                 1.27%
CHEVRON CORP.                                                              1.26%
GOOGLE, INC. -- CLASS A                                                    1.15%
------------------------------------------------------------------------------------



SECTOR ALLOCATIONS*

(PIE CHART)

Information Technology                       17.93
Industrials                                  16.77
Financials                                   14.28
Health Care                                  10.68
Consumer Staples                             10.40
Energy                                       10.33
Consumer Discretionary                        9.93
Materials                                     3.41
Utilities                                     3.36
Telecommunication Services                    2.91




* The Fund's Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund's equity investments market value. These percentages may change over time.

                                                               ANNUAL REPORT   9




RYDEX INVERSE 2x S&P 500 ETF
MANAGER'S ANALYSIS (Unaudited)
--------------------------------------------------------------------------------

For the one-year period ended October 31, 2010, Rydex Inverse 2x S&P 500 ETF
(RSW) achieved a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Total Return Index*. Rydex Inverse 2x S&P 500 ETF delivered a -33.61% total return compared to the S&P 500, which came in at 16.52%. The biggest performance contributors during the period were the consumer discretionary (33.21%) and information technology (18.87%) sectors. No sector detracted from performance.

The global financial crisis eased in the last half of 2009, as markets recovered and, as investors were told later, the Great Recession ended. The Volatility Index (VIX) stayed in the 20% to 30% range for the first half of 2010, but spiked as high as 50% in June as concerns grew about the Greek debt crisis and possibility of a U.S. double-dip recession. GDP growth for the second quarter turned out to be weak but positive (1.7%), and markets rebounded and volatility eased. However, the Fed was concerned enough about the perils of too-slow growth and its possible deflationary impact to signal its interest in another round of quantitative easing in the last months of 2010. While corporate earnings and manufacturing activity were strong or improving during much of the past 12 months, weak employment and housing markets continued to be a drag on growth in the U.S. By the end of October 2010, U.S. equity markets were at two-year highs.

In order to gain inverse and leveraged exposure in the S&P 500 Index, the Rydex Inverse 2x S&P 500 ETF employs as its investment strategy a program of engaging in investing in leveraged derivative instruments, such as equity index swaps and futures contracts on stock indices. Due to the compounding of daily returns, leveraged and inverse funds' returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds' holdings to ensure that they are consistent with their strategies, as frequently as daily. The effects of compounding may cause the longer-term correlation of the fund to its benchmark to diminish. The apparent discrepancy between the leveraged and unleveraged indices is the result of compounding, which is described briefly on page 4 of this report.

* The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis, and which generally represent large-capitalization companies with a capitalization range of $1.1 billion to $323.8 billion as of December 31, 2009.

        CUMULATIVE FUND PERFORMANCE: NOVEMBER 5, 2007 - OCTOBER 31, 2010

(PERFORMANCE GRAPH)

                                 RYDEX INVERSE       S&P 500
                                     2X S&P       TOTAL RETURN
                                    500 ETF           INDEX
                                 -------------    ------------
11/5/2007                            10000            10000
1/31/2008                            11777             9222
4/30/2008                            11292             9317
7/31/2008                            13204             8569
10/31/2008                           17827             6589
1/31/2009                            20404             5660
4/30/2009                            16057             6027
7/31/2009                            11895             6859
10/31/2009                           10439             7235
1/31/2010                             9473             7536
4/30/2010                             7554             8368
7/31/2010                             8244             7808
10/31/2010                            6930             8430




TOTAL RETURNS FOR THE PERIOD ENDED OCTOBER 31, 2010
--------------------------------------------------------------------------------

                                                                         SINCE INCEPTION
                                                              ONE YEAR      (11/05/2007)
                                                              --------   ---------------
RYDEX INVERSE 2X S&P 500 ETF................................  (33.61)%          (11.54)%
S&P 500 TOTAL RETURN INDEX..................................   16.52%            (5.55)%


The returns presented above do not reflect the effect of taxes. Index returns represent total returns. Performance displayed represents past performance, which is no guarantee of future results.

Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call
800.820.0888 or visit www.rydex-sgi.com.

10



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS 81.1%
  AEROSPACE & DEFENSE 2.2%
  Boeing Co.(The)...........        4,426      $312,653
  General Dynamics Corp. ...        2,297       156,472
  Goodrich Corp. ...........          759        62,291
  Honeywell International,
     Inc. ..................        4,668       219,909
  ITT Corp. ................        1,105        52,145
  L-3 Communications
     Holdings, Inc. ........          695        50,172
  Lockheed Martin Corp. ....        1,800       128,322
  Northrop Grumman Corp. ...        1,780       112,514
  Precision Castparts
     Corp. .................          863       117,868
  Raytheon Co. .............        2,260       104,141
  Rockwell Collins, Inc. ...          947        57,303
  United Technologies
     Corp. .................        5,615       419,834
                                            -----------
TOTAL AEROSPACE & DEFENSE                     1,793,624
                                            -----------
  AIR FREIGHT & LOGISTICS 0.9%
  C.H. Robinson Worldwide,
     Inc. ..................        1,004        70,762
  Expeditors International
     of Washington, Inc. ...        1,283        63,329
  FedEx Corp. ..............        1,904       167,019
  United Parcel Service,
     Inc. -- Class B........        5,991       403,434
                                            -----------
TOTAL AIR FREIGHT & LOGISTICS                   704,544
                                            -----------
  AIRLINES 0.1%
  Southwest Airlines Co. ...        4,510        62,058
                                            -----------
TOTAL AIRLINES                                   62,058
                                            -----------
  AUTO COMPONENTS 0.2%
  Goodyear Tire & Rubber
     Co.(The)*..............        1,471        15,034
  Johnson Controls, Inc. ...        4,067       142,833
                                            -----------
TOTAL AUTO COMPONENTS                           157,867
                                            -----------
  AUTOMOBILES 0.4%
  Ford Motor Co.*...........       20,801       293,918
  Harley-Davidson, Inc. ....        1,424        43,688
                                            -----------
TOTAL AUTOMOBILES                               337,606
                                            -----------
  BEVERAGES 2.1%
  Brown-Forman
     Corp. -- Class B.......          628        38,189
  Coca-Cola Co.(The)........       13,967       856,456
  Coca-Cola Enterprises,
     Inc. ..................        2,005        48,140
  Constellation Brands,
     Inc. -- Class A*.......        1,068        21,072
  Dr Pepper Snapple Group,
     Inc. ..................        1,444        52,778
  Molson Coors Brewing
     Co. -- Class B.........          957        45,199
  PepsiCo, Inc. ............        9,628       628,708
                                            -----------
TOTAL BEVERAGES                               1,690,542
                                            -----------
  BIOTECHNOLOGY 1.2%
  Amgen, Inc.*..............        5,793       331,302
  Biogen Idec, Inc.*........        1,461        91,619
  Celgene Corp.*............        2,841       176,341
  Cephalon, Inc.*...........          460        30,562
  Genzyme Corp.*............        1,538       110,936
  Gilead Sciences, Inc.*....        5,071       201,167
                                            -----------
TOTAL BIOTECHNOLOGY                             941,927
                                            -----------
  BUILDING PRODUCTS 0.0%(A)
  Masco Corp. ..............        2,166        23,090
                                            -----------
TOTAL BUILDING PRODUCTS                          23,090
                                            -----------
  CAPITAL MARKETS 2.0%
  Ameriprise Financial,
     Inc. ..................        1,518        78,465
  Bank of New York Mellon
     Corp. .................        7,341       183,966
  Charles Schwab
     Corp.(The).............        5,991        92,261
  E*TRADE Financial Corp.*..        1,199        17,146
  Federated Investors,
     Inc. -- Class B........          554        13,800
  Franklin Resources,
     Inc. ..................          890       102,083
  Goldman Sachs Group,
     Inc.(The)..............        3,123       502,647
  Invesco Ltd. .............        2,831        65,113
  Janus Capital Group,
     Inc. ..................        1,105        11,669
  Legg Mason, Inc. .........          937        29,075
  Morgan Stanley............        8,446       210,052
  Northern Trust Corp. .....        1,461        72,509
  State Street Corp. .......        3,039       126,909
  T. Rowe Price Group,
     Inc. ..................        1,548        85,558
                                            -----------
TOTAL CAPITAL MARKETS                         1,591,253
                                            -----------
  CHEMICALS 1.7%
  Air Products & Chemicals,
     Inc. ..................        1,283       109,016
  Airgas, Inc. .............          450        31,918
  CF Industries Holdings,
     Inc. ..................          430        52,688
  Dow Chemical Co.(The).....        7,012       216,180
  Du Pont (E.I.) de Nemours
     & Co. .................        5,484       259,284
  Eastman Chemical Co. .....          440        34,571
  Ecolab, Inc. .............        1,417        69,886
  FMC Corp. ................          440        32,164
  International Flavors &
     Fragrances, Inc. ......          487        24,428
  Monsanto Co. .............        3,271       194,363
  PPG Industries, Inc. .....        1,004        77,007
  Praxair, Inc. ............        1,847       168,705
  Sherwin-Williams
     Co.(The)...............          544        39,696
  Sigma-Aldrich Corp. ......          732        46,423
                                            -----------
TOTAL CHEMICALS                               1,356,329
                                            -----------
  COMMERCIAL BANKS 2.2%
  BB&T Corp. ...............        4,191        98,111
  Comerica, Inc. ...........        1,068        38,213
  Fifth Third Bancorp.......        4,819        60,527
  First Horizon National
     Corp.*.................        1,407        14,197
  Huntington Bancshares,
     Inc. ..................        4,342        24,619
  KeyCorp...................        5,326        43,620
  M&T Bank Corp. ...........          514        38,421
  Marshall & Ilsley Corp. ..        3,187        18,835
  PNC Financial Services
     Group, Inc. ...........        3,177       171,240
  Regions Financial Corp. ..        7,593        47,836
  SunTrust Banks, Inc. .....        3,029        75,786
  U.S. Bancorp..............       11,596       280,391
  Wells Fargo & Co. ........       31,658       825,641
  Zions Bancorp.............        1,051        21,714
                                            -----------
TOTAL COMMERCIAL BANKS                        1,759,151
                                            -----------
  COMMERCIAL SERVICES & SUPPLIES 0.4%
  Avery Dennison Corp. .....          665        24,173
  Cintas Corp. .............          806        22,141
  Iron Mountain, Inc. ......        1,219        26,562
  Pitney Bowes, Inc. .......        1,246        27,337
  R.R. Donnelley & Sons
     Co. ...................        1,246        22,989
  Republic Services, Inc. ..        1,857        55,357
  Stericycle, Inc.*.........          517        37,090
  Waste Management, Inc. ...        2,888       103,159
                                            -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES            318,808
                                            -----------
  COMMUNICATIONS EQUIPMENT 1.9%
  Cisco Systems, Inc.*......       34,546       788,685
  Harris Corp. .............          779        35,203
  JDS Uniphase Corp.*.......        1,340        14,083
  Juniper Networks, Inc.*...        3,140       101,705
  Motorola, Inc.*...........       14,118       115,062


See Notes to Financial Statements.

                                                               ANNUAL REPORT  11




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  QUALCOMM, Inc. ...........        9,712      $438,302
  Tellabs, Inc. ............        2,307        15,734
                                            -----------
TOTAL COMMUNICATIONS EQUIPMENT                1,508,774
                                            -----------
  COMPUTERS & PERIPHERALS 3.6%
  Apple, Inc.*..............        5,521     1,661,103
  Dell, Inc.*...............       10,236       147,194
  EMC Corp.*................       12,422       260,986
  Hewlett-Packard Co. ......       13,715       576,853
  Lexmark International,
     Inc. -- Class A*.......          477        18,140
  NetApp, Inc.*.............        2,156       114,807
  QLogic Corp.*.............          655        11,508
  SanDisk Corp.*............        1,407        52,875
  Western Digital Corp.*....        1,387        44,412
                                            -----------
TOTAL COMPUTERS & PERIPHERALS                 2,887,878
                                            -----------
  CONSTRUCTION & ENGINEERING 0.1%
  Fluor Corp. ..............        1,078        51,949
  Jacobs Engineering Group,
     Inc.*..................          759        29,305
  Quanta Services, Inc.*....        1,276        25,086
                                            -----------
TOTAL CONSTRUCTION & ENGINEERING                106,340
                                            -----------
  CONSTRUCTION MATERIALS 0.0%(A)
  Vulcan Materials Co. .....          779        28,441
                                            -----------
TOTAL CONSTRUCTION MATERIALS                     28,441
                                            -----------
  CONSUMER FINANCE 0.6%
  American Express Co. .....        6,327       262,317
  Capital One Financial
     Corp. .................        2,767       103,126
  Discover Financial
     Services...............        3,291        58,086
  SLM Corp.*................        2,935        34,927
                                            -----------
TOTAL CONSUMER FINANCE                          458,456
                                            -----------
  CONTAINERS & PACKAGING 0.2%
  Ball Corp. ...............          554        35,655
  Bemis Co., Inc. ..........          655        20,803
  Owens-Illinois, Inc.*.....          994        27,862
  Pactiv Corp.*.............          826        27,407
  Sealed Air Corp. .........          967        22,386
                                            -----------
TOTAL CONTAINERS & PACKAGING                    134,113
                                            -----------
  DISTRIBUTORS 0.1%
  Genuine Parts Co. ........          957        45,802
                                            -----------
TOTAL DISTRIBUTORS                               45,802
                                            -----------
  DIVERSIFIED CONSUMER SERVICES 0.1%
  Apollo Group,
     Inc. -- Class A*.......          769        28,822
  DeVry, Inc. ..............          386        18,474
  H&R Block, Inc. ..........        1,867        22,012
                                            -----------
TOTAL DIVERSIFIED CONSUMER SERVICES              69,308
                                            -----------
  DIVERSIFIED FINANCIAL SERVICES 3.2%
  Bank of America Corp. ....       60,693       694,328
  Citigroup, Inc.*..........      154,223       643,110
  CME Group, Inc. ..........          403       116,729
  IntercontinentalExchange,
     Inc.*..................          450        51,692
  JPMorgan Chase & Co. .....       23,981       902,405
  Leucadia National Corp.*..        1,189        30,224
  Moody's Corp. ............        1,239        33,527
  Nasdaq OMX Group (The)*...          873        18,350
  NYSE Euronext.............        1,575        48,258
                                            -----------
TOTAL DIVERSIFIED FINANCIAL SERVICES          2,538,623
                                            -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.3%
  AT&T, Inc. ...............       35,745     1,018,732
  CenturyTel, Inc. .........        1,827        75,601
  Frontier Communications
     Corp. .................        6,001        52,689
  Qwest Communications
     International, Inc. ...       10,518        69,419
  Verizon Communications,
     Inc. ..................       17,100       555,237
  Windstream Corp. .........        2,925        37,031
                                            -----------
TOTAL DIVERSIFIED TELECOMMUNICATION
  SERVICES                                    1,808,709
                                            -----------
  ELECTRIC UTILITIES 1.5%
  Allegheny Energy, Inc. ...        1,021        23,687
  American Electric Power
     Co., Inc. .............        2,898       108,501
  Duke Energy Corp. ........        7,979       145,298
  Edison International......        1,968        72,619
  Entergy Corp. ............        1,135        84,592
  Exelon Corp. .............        3,993       162,994
  FirstEnergy Corp. ........        1,847        67,083
  NextEra Energy, Inc. .....        2,512       138,260
  Northeast Utilities.......        1,068        33,407
  Pepco Holdings, Inc. .....        1,350        26,001
  Pinnacle West Capital
     Corp. .................          655        26,960
  PPL Corp. ................        2,915        78,414
  Progress Energy, Inc. ....        1,773        79,785
  Southern Co. .............        5,024       190,259
                                            -----------
TOTAL ELECTRIC UTILITIES                      1,237,860
                                            -----------
  ELECTRICAL EQUIPMENT 0.4%
  Emerson Electric Co. .....        4,547       249,630
  Rockwell Automation,
     Inc. ..................          863        53,825
  Roper Industries, Inc. ...          571        39,645
                                            -----------
TOTAL ELECTRICAL EQUIPMENT                      343,100
                                            -----------
  ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.5%
  Agilent Technologies,
     Inc.*..................        2,089        72,697
  Amphenol Corp. -- Class
     A......................        1,051        52,686
  Corning, Inc. ............        9,450       172,746
  FLIR Systems, Inc.*.......          957        26,643
  Jabil Circuit, Inc. ......        1,182        18,132
  Molex, Inc. ..............          833        16,910
                                            -----------
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS &
  COMPONENTS                                    359,814
                                            -----------
  ENERGY EQUIPMENT & SERVICES 1.6%
  Baker Hughes, Inc. .......        2,606       120,736
  Cameron International
     Corp.*.................        1,461        63,919
  Diamond Offshore Drilling,
     Inc. ..................          423        27,986
  FMC Technologies, Inc.*...          722        52,056
  Halliburton Co. ..........        5,514       175,676
  Helmerich & Payne, Inc. ..          638        27,294
  Nabors Industries, Ltd.*..        1,726        36,073
  National-Oilwell Varco,
     Inc. ..................        2,532       136,120
  Rowan Cos., Inc.*.........          695        22,865
  Schlumberger, Ltd. .......        8,268       577,851
                                            -----------
TOTAL ENERGY EQUIPMENT & SERVICES             1,240,576
                                            -----------
  FOOD & STAPLES RETAILING 2.0%
  Costco Wholesale Corp. ...        2,653       166,529
  CVS Caremark Corp. .......        8,211       247,315
  Kroger Co.(The)...........        3,882        85,404
  Safeway, Inc. ............        2,307        52,830
  SUPERVALU, Inc. ..........        1,283        13,844
  Sysco Corp. ..............        3,563       104,966
  Wal-Mart Stores, Inc. ....       12,103       655,619


See Notes to Financial Statements.

12



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Walgreen Co. .............        5,887      $199,452
  Whole Foods Market,
     Inc.*..................          880        34,980
                                            -----------
TOTAL FOOD & STAPLES RETAILING                1,560,939
                                            -----------
  FOOD PRODUCTS 1.5%
  Archer-Daniels-Midland
     Co. ...................        3,872       129,015
  Campbell Soup Co. ........        1,172        42,485
  ConAgra Foods, Inc. ......        2,663        59,891
  Dean Foods Co.*...........        1,108        11,523
  General Mills, Inc. ......        3,882       145,730
  H.J. Heinz Co. ...........        1,921        94,340
  Hershey Co.(The)..........          937        46,372
  Hormel Foods Corp. .......          423        19,424
  J.M. Smucker Co.(The).....          722        46,410
  Kellogg Co. ..............        1,575        79,160
  Kraft Foods, Inc. -- Class
     A......................       10,545       340,287
  McCormick & Co., Inc. ....          806        35,642
  Mead Johnson Nutrition
     Co. ...................        1,236        72,702
  Sara Lee Corp. ...........        4,003        57,363
  Tyson Foods, Inc. -- Class
     A......................        1,800        27,990
                                            -----------
TOTAL FOOD PRODUCTS                           1,208,334
                                            -----------
  GAS UTILITIES 0.1%
  Nicor, Inc. ..............          272        12,955
  Oneok, Inc. ..............          648        32,284
                                            -----------
TOTAL GAS UTILITIES                              45,239
                                            -----------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
  Baxter International,
     Inc. ..................        3,533       179,830
  Becton, Dickinson & Co. ..        1,407       106,257
  Boston Scientific Corp.*..        9,178        58,556
  C.R. Bard, Inc. ..........          561        46,630
  CareFusion Corp.*.........        1,340        32,348
  Dentsply International,
     Inc. ..................          863        27,090
  Hospira, Inc.*............        1,011        60,134
  Intuitive Surgical,
     Inc.*..................          235        61,793
  Medtronic, Inc. ..........        6,535       230,097
  St Jude Medical, Inc.*....        1,978        75,758
  Stryker Corp. ............        2,062       102,048
  Varian Medical Systems,
     Inc.*..................          732        46,277
  Zimmer Holdings, Inc.*....        1,219        57,829
                                            -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES        1,084,647
                                            -----------
  HEALTH CARE PROVIDERS & SERVICES 1.6%
  Aetna, Inc. ..............        2,522        75,307
  AmerisourceBergen Corp. ..        1,689        55,433
  Cardinal Health, Inc. ....        2,129        73,855
  CIGNA Corp. ..............        1,649        58,028
  Coventry Health Care,
     Inc.*..................          900        21,078
  DaVita, Inc.*.............          618        44,341
  Express Scripts, Inc.*....        3,281       159,194
  Humana, Inc.*.............        1,021        59,514
  Laboratory Corp. of
     America Holdings*......          618        50,256
  McKesson Corp. ...........        1,585       104,578
  Medco Health Solutions,
     Inc.*..................        2,626       137,944
  Patterson Cos., Inc. .....          581        16,065
  Quest Diagnostics, Inc. ..          890        43,735
  Tenet Healthcare Corp.*...        2,935        12,797
  UnitedHealth Group,
     Inc. ..................        6,797       245,032
  WellPoint, Inc.*..........        2,418       131,394
                                            -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES        1,288,551
                                            -----------
  HEALTH CARE TECHNOLOGY 0.0%(A)
  Cerner Corp.*.............          430        37,767
                                            -----------
TOTAL HEALTH CARE TECHNOLOGY                     37,767
                                            -----------
  HOTELS, RESTAURANTS & LEISURE 1.4%
  Carnival Corp. ...........        2,626       113,364
  Darden Restaurants,
     Inc. ..................          833        38,076
  International Game
     Technology.............        1,800        28,062
  Marriott International,
     Inc. -- Class A........        1,733        64,208
  McDonald's Corp. .........        6,441       500,917
  Starbucks Corp. ..........        4,480       127,590
  Starwood Hotels & Resorts
     Worldwide, Inc. .......        1,152        62,369
  Wyndham Worldwide Corp. ..        1,078        30,993
  Wynn Resorts Ltd. ........          460        49,298
  Yum! Brands, Inc. ........        2,821       139,809
                                            -----------
TOTAL HOTELS, RESTAURANTS & LEISURE           1,154,686
                                            -----------
  HOUSEHOLD DURABLES 0.3%
  D.R. Horton, Inc. ........        1,696        17,706
  Fortune Brands, Inc. .....          920        49,726
  Harman International
     Industries, Inc.*......          423        14,192
  Leggett & Platt, Inc. ....          880        17,934
  Lennar Corp. -- Class A...          967        14,031
  Newell Rubbermaid, Inc. ..        1,914        33,782
  Pulte Homes, Inc.*........        2,035        15,975
  Stanley Black & Decker,
     Inc. ..................        1,004        62,218
  Whirlpool Corp. ..........          460        34,882
                                            -----------
TOTAL HOUSEHOLD DURABLES                        260,446
                                            -----------
  HOUSEHOLD PRODUCTS 1.9%
  Clorox Co. ...............          843        56,102
  Colgate-Palmolive Co. ....        2,945       227,118
  Kimberly-Clark Corp. .....        2,475       156,767
  Procter & Gamble Co. .....       17,164     1,091,115
                                            -----------
TOTAL HOUSEHOLD PRODUCTS                      1,531,102
                                            -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.1%
  AES Corp.(The)*...........        4,030        48,118
  Constellation Energy
     Group, Inc. ...........        1,219        36,863
  NRG Energy, Inc.*.........        1,528        30,422
                                            -----------
TOTAL INDEPENDENT POWER PRODUCERS &
  ENERGY TRADERS                                115,403
                                            -----------
  INDUSTRIAL CONGLOMERATES 1.9%
  3M Co. ...................        4,312       363,157
  General Electric Co. .....       64,666     1,035,949
  Textron, Inc. ............        1,659        34,540
  Tyco International Ltd. ..        3,009       115,185
                                            -----------
TOTAL INDUSTRIAL CONGLOMERATES                1,548,831
                                            -----------
  INSURANCE 3.2%
  ACE Ltd. .................        2,052       121,930
  AFLAC, Inc. ..............        2,851       159,342
  Allstate Corp. ...........        3,254        99,215
  American International
     Group, Inc.*...........          816        34,280
  Aon Corp. ................        1,988        79,023
  Assurant, Inc. ...........          648        25,622
  Berkshire Hathaway,
     Inc. -- Class B*.......       10,461       832,277
  Chubb Corp. ..............        1,904       110,470
  Cincinnati Financial
     Corp. .................          984        28,969
  Genworth Financial,
     Inc. -- Class A*.......        2,962        33,589
  Hartford Financial
     Services Group, Inc. ..        2,690        64,506
  Lincoln National Corp. ...        1,911        46,781


See Notes to Financial Statements.

                                                               ANNUAL REPORT  13




RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  Loews Corp. ..............        1,921       $75,841
  Marsh & McLennan Cos.,
     Inc. ..................        3,281        81,959
  MetLife, Inc. ............        5,484       221,170
  Principal Financial Group,
     Inc. ..................        1,941        52,097
  Progressive Corp. ........        4,040        85,487
  Prudential Financial,
     Inc. ..................        2,821       148,328
  Torchmark Corp. ..........          487        27,895
  Travelers Cos.,
     Inc.(The)..............        2,841       156,823
  Unum Group................        1,978        44,347
  XL Group PLC..............        2,072        43,823
                                            -----------
TOTAL INSURANCE                               2,573,774
                                            -----------
  INTERNET & CATALOG RETAIL 0.6%
  Amazon.com, Inc.*.........        2,136       352,739
  Expedia, Inc. ............        1,256        36,361
  Priceline.com, Inc.*......          289       108,898
                                            -----------
TOTAL INTERNET & CATALOG RETAIL                 497,998
                                            -----------
  INTERNET SOFTWARE & SERVICES 1.7%
  Akamai Technologies,
     Inc.*..................        1,098        56,734
  eBay, Inc.*...............        6,985       208,223
  Google, Inc. -- Class A*..        1,501       920,098
  Monster Worldwide, Inc.*..          789        14,249
  VeriSign, Inc.*...........        1,051        36,522
  Yahoo!, Inc.*.............        8,157       134,672
                                            -----------
TOTAL INTERNET SOFTWARE & SERVICES            1,370,498
                                            -----------
  IT SERVICES 2.6%
  Automatic Data Processing,
     Inc. ..................        2,972       132,016
  Cognizant Technology
     Solutions
     Corp. -- Class A*......        1,820       118,646
  Computer Sciences Corp. ..          937        45,960
  Fidelity National
     Information Services,
     Inc. ..................        1,595        43,224
  Fiserv, Inc.*.............          910        49,613
  International Business
     Machines Corp. ........        7,630     1,095,668
  Mastercard, Inc. -- Class
     A......................          581       139,475
  Paychex, Inc. ............        1,951        54,043
  SAIC, Inc.*...............        1,773        27,552
  Teradata Corp.*...........        1,014        39,911
  Total System Services,
     Inc. ..................        1,004        15,672
  Visa, Inc. -- Class A.....        3,009       235,214
  Western Union Co. ........        3,993        70,277
                                            -----------
TOTAL IT SERVICES                             2,067,271
                                            -----------
  LEISURE EQUIPMENT & PRODUCTS 0.1%
  Eastman Kodak Co.*........        1,622         7,639
  Hasbro, Inc. .............          843        38,989
  Mattel, Inc. .............        2,176        50,766
                                            -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS               97,394
                                            -----------
  LIFE SCIENCES TOOLS & SERVICES 0.3%
  Life Technologies Corp.*..        1,105        55,449
  PerkinElmer, Inc. ........          712        16,697
  Thermo Fisher Scientific,
     Inc.*..................        2,465       126,750
  Waters Corp.*.............          554        41,068
                                            -----------
TOTAL LIFE SCIENCES TOOLS & SERVICES            239,964
                                            -----------
  MACHINERY 1.6%
  Caterpillar, Inc. ........        3,815       299,859
  Cummins, Inc. ............        1,199       105,632
  Danaher Corp. ............        3,234       140,226
  Deere & Co. ..............        2,559       196,531
  Dover Corp. ..............        1,125        59,738
  Eaton Corp. ..............        1,011        89,807
  Flowserve Corp. ..........          336        33,600
  Illinois Tool Works,
     Inc. ..................        3,046       139,202
  PACCAR, Inc. .............        2,203       112,926
  Pall Corp. ...............          702        29,954
  Parker-Hannifin Corp. ....          974        74,560
  Snap-on, Inc. ............          346        17,646
                                            -----------
TOTAL MACHINERY                               1,299,681
                                            -----------
  MEDIA 2.6%
  CBS Corp. -- Class B......        4,114        69,650
  Comcast Corp. -- Class A..       16,979       349,428
  DIRECTV -- Class A*.......        5,239       227,687
  Discovery Communications,
     Inc. -- Class A*.......        1,726        76,997
  Gannett Co., Inc. ........        1,444        17,111
  Interpublic Group of Cos.,
     Inc.*..................        2,952        30,553
  McGraw-Hill Cos., Inc. ...        1,864        70,180
  Meredith Corp. ...........          215         7,299
  New York Times
     Co. -- Class A*........          712         5,461
  News Corp. -- Class A.....       13,789       199,389
  Omnicom Group, Inc. ......        1,817        79,875
  Scripps Networks
     Interactive -- Class
     A......................          544        27,684
  Time Warner Cable, Inc. ..        2,146       124,189
  Time Warner, Inc. ........        6,807       221,296
  Viacom, Inc. -- Class B...        3,674       141,780
  Walt Disney Co.(The)......       11,569       417,757
  Washington Post
     Co. -- Class B.........           37        14,879
                                            -----------
TOTAL MEDIA                                   2,081,215
                                            -----------
  METALS & MINING 0.9%
  AK Steel Holding Corp. ...          665         8,372
  Alcoa, Inc. ..............        6,179        81,130
  Allegheny Technologies,
     Inc. ..................          601        31,667
  Cliffs Natural Resources,
     Inc. ..................          816        53,203
  Freeport-McMoRan Copper &
     Gold, Inc. ............        2,851       269,933
  Newmont Mining Corp. .....        2,982       181,514
  Nucor Corp. ..............        1,914        73,153
  Titanium Metals Corp.*....          544        10,695
  United States Steel
     Corp. .................          873        37,356
                                            -----------
TOTAL METALS & MINING                           747,023
                                            -----------
  MULTI-UTILITIES 1.1%
  Ameren Corp. .............        1,444        41,847
  CenterPoint Energy,
     Inc. ..................        2,549        42,211
  CMS Energy Corp. .........        1,397        25,677
  Consolidated Edison,
     Inc. ..................        1,706        84,822
  Dominion Resources,
     Inc. ..................        3,563       154,848
  DTE Energy Co. ...........        1,021        47,742
  Integrys Energy Group,
     Inc. ..................          470        24,999
  NiSource, Inc. ...........        1,679        29,064
  PG&E Corp. ...............        2,361       112,903
  Public Service Enterprise
     Group, Inc. ...........        3,056        98,862
  SCANA Corp. ..............          685        27,975
  Sempra Energy.............        1,501        80,274
  TECO Energy, Inc. ........        1,293        22,744
  Wisconsin Energy Corp. ...          702        41,797
  Xcel Energy, Inc. ........        2,784        66,426
                                            -----------
TOTAL MULTI-UTILITIES                           902,191
                                            -----------


See Notes to Financial Statements.

14



RYDEX 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS (continued)                             October 31, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONTINUED)

  MULTILINE RETAIL 0.7%
  Big Lots, Inc.*...........          460       $14,430
  Family Dollar Stores,
     Inc. ..................          806        37,213
  J.C. Penney Co., Inc. ....        1,434        44,712
  Kohl's Corp.*.............        1,867        95,590
  Macy's, Inc. .............        2,559        60,495
  Nordstrom, Inc. ..........        1,021        39,319
  Sears Holdings Corp.*.....          272        19,579
  Target Corp. .............        4,369       226,926
                                            -----------
TOTAL MULTILINE RETAIL                          538,264
                                            -----------
  OFFICE ELECTRONICS 0.1%
  Xerox Corp. ..............        8,362        97,835
                                            -----------
TOTAL OFFICE ELECTRONICS                         97,835
                                            -----------
  OIL, GAS & CONSUMABLE FUELS 7.5%
  Anadarko Petroleum
     Corp. .................        2,989       184,033
  Apache Corp. .............        2,203       222,547
  Cabot Oil & Gas Corp. ....          628        18,199
  Chesapeake Energy Corp. ..        3,956        85,845
  Chevron Corp. ............       12,160     1,004,538
  ConocoPhillips............        8,973       532,996
  CONSOL Energy, Inc. ......        1,370        50,361
  Denbury Resources, Inc.*..        2,418        41,154
  Devon Energy Corp. .......        2,636       171,393
  El Paso Corp. ............        4,255        56,421
  EOG Resources, Inc. ......        1,538       147,217
  EQT Corp. ................          900        33,696
  Exxon Mobil Corp. ........       30,795     2,046,944
  Hess Corp. ...............        1,773       111,752
  Marathon Oil Corp. .......        4,295       152,773
  Massey Energy Co. ........          618        25,999
  Murphy Oil Corp. .........        1,162        75,716
  Noble Energy, Inc. .......        1,058        86,206
  Occidental Petroleum
     Corp. .................        4,913       386,309
  Peabody Energy Corp. .....        1,632        86,333
  Pioneer Natural Resources
     Co. ...................          702        49,000
  QEP Resources, Inc. ......        1,058        34,946
  Range Resources Corp. ....          964        36,044
  Southwestern Energy Co.*..        2,089        70,713
  Spectra Energy Corp. .....        3,919        93,155
  Sunoco, Inc. .............          732        27,428
  Tesoro Corp. .............          863        11,184
  Valero Energy Corp. ......        3,422        61,425
  Williams Cos., Inc.(The)..        3,533        76,030
                                            -----------
TOTAL OIL, GAS & CONSUMABLE FUELS             5,980,357
                                            -----------
  PAPER & FOREST PRODUCTS 0.1%
  International Paper Co. ..        2,643        66,815
  MeadWestvaco Corp. .......        1,031        26,528
                                            -----------
TOTAL PAPER & FOREST PRODUCTS                    93,343
                                            -----------
  PERSONAL PRODUCTS 0.2%
  Avon Products, Inc. ......        2,596        79,048
  Estee Lauder Cos.,
     Inc -- Class A.........          695        49,463
                                            -----------
TOTAL PERSONAL PRODUCTS                         128,511
                                            -----------
  PHARMACEUTICALS 4.8%
  Abbott Laboratories.......        9,336       479,124
  Allergan, Inc. ...........        1,857       134,465
  Bristol-Myers Squibb
     Co. ...................       10,367       278,872
  Eli Lilly & Co. ..........        6,142       216,199
  Forest Laboratories,
     Inc.*..................        1,726        57,044
  Johnson & Johnson, Inc. ..       16,660     1,060,742
  King Pharmaceuticals,
     Inc.*..................        1,508        21,323
  Merck & Co., Inc. ........       18,618       675,461
  Mylan, Inc.*..............        1,874        38,080
  Pfizer, Inc. .............       48,627       846,110
  Watson Pharmaceuticals,
     Inc.*..................          648        30,229
                                            -----------
TOTAL PHARMACEUTICALS                         3,837,649
                                            -----------
  PROFESSIONAL SERVICES 0.1%
  Dun & Bradstreet Corp. ...          299        22,248
  Equifax, Inc. ............          759        25,146
  Robert Half International,
     Inc. ..................          890        24,128
                                            -----------
TOTAL PROFESSIONAL SERVICES                      71,522
                                            -----------
  REAL ESTATE INVESTMENT TRUSTS (REITS) 1.2%
  Apartment Investment &
     Management Co. -- Class
     A......................          712        16,597
  AvalonBay Communities,
     Inc. ..................          517        54,962
  Boston Properties, Inc. ..          843        72,658
  Equity Residential........        1,716        83,449
  HCP, Inc. ................        1,874        67,483
  Health Care REIT, Inc. ...          806        41,187
  Host Hotels & Resorts,
     Inc. ..................        3,983        63,290
  Kimco Realty Corp. .......        2,455        42,300
  Plum Creek Timber Co.,
     Inc. ..................          974        35,882
  ProLogis..................        3,370        46,000
  Public Storage, Inc. .....          843        83,642
  Simon Property Group,
     Inc. ..................        1,773       170,243
  Ventas, Inc. .............          947        50,721
  Vornado Realty Trust......          984        85,992
  Weyerhaeuser Co. .........        3,244        52,618
                                            -----------
TOTAL REAL ESTATE INVESTMENT TRUSTS
  (REITS)                                       967,024
                                            -----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0%(A)
  CB Richard Ellis Group,
     Inc. -- Class A*.......        1,753        32,168
                                            -----------
TOTAL REAL ESTATE MANAGEMENT &
  DEVELOPMENT                                    32,168
                                            -----------


  ROAD & RAIL 0.7%
  CSX Corp. ................        2,297       141,151
  Norfolk Southern Corp. ...        2,230       137,123
  Ryder System, Inc. .......          319        13,956
  Union Pacific Corp. ......        3,009       263,829
                                            -----------
TOTAL ROAD & RAIL                               556,059
                                            -----------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.0%
  Advanced Micro Devices,
     Inc.*..................        3,432        25,157
  Altera Corp. .............        1,857        57,957
  Analog Devices, Inc. .....        1,800        60,606
  Applied Materials, Inc. ..        8,080        99,869
  Broadcom Corp. -- Class
     A......................        2,710       110,405
  First Solar, Inc.*........          329        45,297
  Intel Corp. ..............       33,683       676,018
  KLA-Tencor Corp. .........        1,011        36,113
  Linear Technology Corp. ..        1,360        43,833
  LSI Corp.*................        3,882        20,342
  MEMC Electronic Materials,
     Inc.*..................        1,377        17,653
  Microchip Technology,
     Inc. ..................        1,125        36,202
  Micron Technology, Inc.*..        5,175        42,797
  National Semiconductor
     Corp. .................        1,454        19,920
  Novellus Systems, Inc.*...          554        16,182
  NVIDIA Corp.*.............        3,469        41,732
  Teradyne, Inc.*...........        1,098        12,341


See Notes to Financial Statements.

                                                               ANNUAL REPORT  15




RYDEX 2x S&P 500 ETF
SCHEDULE OF INVESTMENTS (concluded)                             October 31, 2010
--------------------------------------------------------------------------------

                                                 MARKET
                                   SHARES         VALUE
-------------------------------------------------------
COMMON STOCKS (CONCLUDED)

  Texas Instruments, Inc. ..        7,227      $213,702
  Xilinx, Inc. .............        1,565        41,958
                                            -----------
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                   1,618,084
                                            -----------
  SOFTWARE 3.3%
  Adobe Systems, Inc.*......        3,177        89,433
  Autodesk, Inc.*...........        1,377        49,820
  BMC Software, Inc.*.......        1,078        49,006
  CA, Inc. .................        2,344        54,404
  Citrix Systems, Inc.*.....        1,135        72,719
  Compuware Corp.*..........        1,350        13,513
  Electronic Arts, Inc.*....        1,998        31,668
  Intuit, Inc.*.............        1,706        81,888
  McAfee, Inc.*.............          920        43,516
  Microsoft Corp. ..........       46,068     1,227,252
  Novell, Inc.*.............        2,129        12,625
  Oracle Corp. .............       23,410       688,254
  Red Hat, Inc.*............        1,145        48,388
  Salesforce.com, Inc.*.....          702        81,481
  Symantec Corp.*...........        4,772        77,211
                                            -----------
TOTAL SOFTWARE                                2,621,178
                                            -----------
  SPECIALTY RETAIL 1.6%
  Abercrombie & Fitch
     Co. -- Class A.........          534        22,887
  AutoNation, Inc.*.........          386         8,963
  AutoZone, Inc.*...........          178        42,298
  Bed Bath & Beyond, Inc.*..        1,595        70,020
  Best Buy Co., Inc. .......        2,089        89,785
  CarMax, Inc.*.............        1,350        41,836
  GameStop Corp. -- Class
     A*.....................          910        17,891
  Gap, Inc.(The)............        2,663        50,624
  Home Depot, Inc. .........       10,078       311,209
  Limited Brands, Inc. .....        1,602        47,083
  Lowe's Cos., Inc. ........        8,483       180,942
  O'Reilly Automotive,
     Inc.*..................          843        49,315
  Office Depot, Inc.*.......        1,669         7,494
  RadioShack Corp. .........          759        15,279
  Ross Stores, Inc. ........          732        43,181
  Staples, Inc. ............        4,416        90,395
  Tiffany & Co. ............          759        40,227
  TJX Cos., Inc. ...........        2,428       111,421
  Urban Outfitters, Inc.*...          779        23,970
                                            -----------
TOTAL SPECIALTY RETAIL                        1,264,820
                                            -----------
  TEXTILES, APPAREL & LUXURY GOODS 0.5%
  Coach, Inc. ..............        1,800        90,000
  NIKE, Inc. -- Class B.....        2,334       190,081
  Polo Ralph Lauren Corp. ..          393        38,074
  V.F. Corp. ...............          524        43,618
                                            -----------
TOTAL TEXTILES, APPAREL & LUXURY GOODS          361,773
                                            -----------
  THRIFTS & MORTGAGE FINANCE 0.1%
  Hudson City Bancorp,
     Inc. ..................        3,187        37,129
  People's United Financial,
     Inc. ..................        2,240        27,574
                                            -----------
TOTAL THRIFTS & MORTGAGE FINANCE                 64,703
                                            -----------
  TOBACCO 1.4%
  Altria Group, Inc. .......       12,610       320,546
  Lorillard, Inc. ..........          920        78,513
  Philip Morris
     International, Inc. ...       11,092       648,882
  Reynolds American, Inc. ..        1,021        66,263
                                            -----------
TOTAL TOBACCO                                 1,114,204
                                            -----------
  TRADING COMPANIES & DISTRIBUTORS 0.1%
  Fastenal Co. .............          890        45,817
  W.W. Grainger, Inc. ......          356        44,155
                                            -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS           89,972
                                            -----------
  WIRELESS TELECOMMUNICATION SERVICES 0.3%
  American Tower
     Corp. -- Class A*......        2,428       125,309
  MetroPCS Communications,
     Inc.*..................        1,585        16,500
  Sprint Nextel Corp.*......       18,057        74,395
                                            -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES       216,204
                                            -----------
TOTAL COMMON STOCKS
  (Cost $52,847,049)                         64,871,217
-------------------------------------------------------



                                     FACE
                                   AMOUNT
-------------------------------------------------------
REPURCHASE AGREEMENTS 5.9%
  State Street Bank & Trust
     Co., 0.120%, dated
     10/29/10, to be
     repurchased at
     $4,686,047 on 11/01/10
     collateralized by
     $4,360,000 US Treasury
     Note at 3.125% due
     04/30/17 with a value
     of $4,780,304..........   $4,686,000     4,686,000
                                            -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $4,686,000)                           4,686,000
                                            -----------
TOTAL INVESTMENTS 87.0%(B)
  (Cost $57,533,049)                         69,557,217
                                            -----------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--13.0%                         10,388,472
                                            -----------
NET ASSETS--100.0%                          $79,945,689
-------------------------------------------------------


                                             UNREALIZED
                                CONTRACTS   GAIN (LOSS)
-------------------------------------------------------
FUTURES CONTRACTS PURCHASED
  December 2010 S&P 500
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $24,372,163)(b)........          413    $1,494,227
-------------------------------------------------------



                                    UNITS
-------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS PURCHASED
  Credit Suisse First Boston
     November 2010 S&P 500
     Index Swap, Terminating
     11/30/10 (Notional
     Market Value
     $32,560,807)**(c)......       27,518       (14,308)
  Goldman Sachs
     International November
     2010 S&P 500 Index
     Swap, Terminating
     11/29/10 (Notional
     Market Value
     $38,010,665)**(c)......       32,124       (75,668)
                                            -----------
(TOTAL NOTIONAL MARKET VALUE $70,571,472)      $(89,976)
-------------------------------------------------------




   * Non-Income Producing Security.

  ** Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Amount represents less than 0.05% of net assets.

 (b) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (c) Values determined based on Level 2 inputs.

REIT--Real Estate Investment Trust



See Notes to Financial Statements.

16



RYDEX INVERSE 2X S&P 500 ETF
SCHEDULE OF INVESTMENTS                                         October 31, 2010
--------------------------------------------------------------------------------


                                     FACE         MARKET
                                   AMOUNT          VALUE
--------------------------------------------------------
REPURCHASE AGREEMENTS 69.6%
  State Street Bank & Trust
     Co., 0.120%, dated
     10/29/10, to be
     repurchased at
     $58,652,587 on 11/01/10
     collateralized by
     $50,330,000 FHLMC at
     5.250% due 04/18/16
     with a value of
     $59,829,788............  $58,652,000    $58,652,000
                                            ------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $58,652,000)                          58,652,000
                                            ------------
TOTAL INVESTMENTS 69.6%(A)
  (Cost $58,652,000)                          58,652,000
                                            ------------
OTHER ASSETS IN EXCESS OF
  LIABILITIES--30.4%                          25,561,479
                                            ------------
NET ASSETS--100.0%                           $84,213,479
--------------------------------------------------------

                                              UNREALIZED
                                CONTRACTS    GAIN (LOSS)
--------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
  December 2010 S&P 500
     Index E-Mini Futures
     Contracts (Aggregate
     Market Value of
     Contracts
     $29,683,288)(a)........          503    $(1,826,439)
--------------------------------------------------------

                                              UNREALIZED
                                    UNITS    GAIN (LOSS)
--------------------------------------------------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
  Credit Suisse First Boston
     November 2010 S&P 500
     Index Swap, Terminating
     11/30/10 (Notional
     Market Value
     $99,331,636)*(b).......       83,948        $43,653
  Goldman Sachs
     International November
     2010 S&P 500 Index
     Swap, Terminating
     11/29/10 (Notional
     Market Value
     $39,220,596)*(b).......       33,146         79,689
                                            ------------
(TOTAL NOTIONAL MARKET VALUE
  $138,552,232)..........................       $123,342
--------------------------------------------------------




   * Price return based on S&P 500 Index +/- financing at a variable rate.

 (a) Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

 (b) Values determined based on Level 2 inputs.

FHLMC--Federal Home Loan Mortgage Corporation.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  17





STATEMENT OF ASSETS AND LIABILITIES                             October 31, 2010
--------------------------------------------------------------------------------


                                                                                   RYDEX
                                                                 RYDEX 2X     INVERSE 2X
                                                              S&P 500 ETF    S&P 500 ETF
                                                             ------------   ------------
ASSETS
Investments at Market Value*...............................  $ 64,871,217   $         --
Repurchase Agreements......................................     4,686,000     58,652,000
                                                             ------------   ------------
Total Investments..........................................    69,557,217     58,652,000
                                                             ------------   ------------
Cash.......................................................           556            848
Segregated Cash for Swaps..................................     8,570,972     23,259,862
Margin Deposit for Future Contracts........................     1,858,500      2,263,500
Unrealized Appreciation on Swap Agreements.................            --        123,342
Receivables:
  Dividends................................................        76,755            587
  Variation Margin on Futures Contracts....................        19,618             --
  Equity Index Swap Settlement.............................         7,098             --
                                                             ------------   ------------
     TOTAL ASSETS..........................................    80,090,716     84,300,139
                                                             ------------   ------------
LIABILITIES
Unrealized Depreciation on Swap Agreements.................        89,976             --
Payables:
  Investments Purchased....................................         6,471             --
  Equity Index Swap Settlement.............................            --          8,637
  Variation Margin on Futures Contracts....................            --         23,893
  Accrued Management Fees..................................        48,580         54,130
                                                             ------------   ------------
     TOTAL LIABILITIES.....................................       145,027         86,660
                                                             ------------   ------------
NET ASSETS.................................................  $ 79,945,689   $ 84,213,479
                                                             ============   ============
NET ASSETS CONSIST OF:
Paid-in Capital............................................  $ 81,695,980   $181,196,743
Undistributed (Distributions in Excess) of Net Investment
  Income...................................................        42,287             --
Accumulated Net Realized Loss on Investment Securities,
  Futures and Swaps........................................   (15,220,997)   (95,280,167)
Net Unrealized Appreciation (Depreciation) on Investment
  Securities, Futures and Swaps............................    13,428,419     (1,703,097)
                                                             ------------   ------------
NET ASSETS.................................................  $ 79,945,689   $ 84,213,479
                                                             ============   ============
Shares Outstanding (Unlimited Shares Authorized), No Par
  Value....................................................     2,200,002      1,900,000
                                                             ============   ============
Net Asset Value, Offering Price and Repurchase Price Per
  Share....................................................  $      36.34   $      44.32
                                                             ============   ============
*Total Cost of Investments.................................  $ 57,533,049   $ 58,652,000
                                                             ============   ============





See Notes to Financial Statements.

18




STATEMENT OF OPERATIONS                      For the Year Ended October 31, 2010
--------------------------------------------------------------------------------


                                                                                   RYDEX
                                                                 RYDEX 2X     INVERSE 2X
                                                              S&P 500 ETF    S&P 500 ETF
                                                              -----------   ------------
INVESTMENT INCOME
  Dividends, Net of Foreign Tax Withheld....................  $ 1,636,658   $         --
  Interest..................................................        2,083         52,688
                                                              -----------   ------------
     Total Income...........................................    1,638,741         52,688
                                                              -----------   ------------
EXPENSES
  Management Fee............................................      669,299        672,201
  Trustee Fees..............................................        8,479          8,077
                                                              -----------   ------------
     Total Expenses.........................................      677,778        680,278
                                                              -----------   ------------
Net Investment Income (Loss)................................      960,963       (627,590)
                                                              -----------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) From:
  Investments...............................................     (329,171)        (2,489)
  In-kind Redemptions.......................................    9,794,776             --
  Futures Contracts.........................................    1,254,973    (11,051,464)
  Swap Contracts............................................   13,967,030    (26,550,312)
                                                              -----------   ------------
     Net Realized Gain (Loss)...............................   24,687,608    (37,604,265)
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities.....................................    1,427,853             --
  Futures Contracts.........................................    1,730,721     (1,883,955)
  Swap Contracts............................................      (89,973)       123,337
                                                              -----------   ------------
Net Change in Unrealized Appreciation (Depreciation) on
  Investments...............................................    3,068,601     (1,760,618)
                                                              -----------   ------------
Net Realized and Unrealized Gain (Loss) on Investments,
  Futures and Swap Contracts................................   27,756,209    (39,364,883)
                                                              -----------   ------------
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
       OPERATIONS...........................................  $28,717,172   $(39,992,473)
                                                              ===========   ============
Foreign Taxes Withheld......................................  $        95             --




See Notes to Financial Statements.

                                                               ANNUAL REPORT  19





STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                              RYDEX 2X S&P 500 ETF            RYDEX INVERSE 2X S&P 500 ETF
                                       ----------------------------------  ----------------------------------
                                             YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                       OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2010  OCTOBER 31, 2009
                                       ----------------  ----------------  ----------------  ----------------
OPERATIONS
  Net Investment Income (Loss).......    $    960,963      $   1,827,179     $   (627,590)     $   (634,418)
  Net Realized Gain (Loss)...........      24,687,608         (5,159,831)     (37,604,265)      (68,148,665)
  Net Change in Unrealized
     Appreciation (Depreciation) on
     Investments.....................       3,068,601         27,212,395       (1,760,618)       10,530,284
                                         ------------      -------------     ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From
     Operations......................      28,717,172         23,879,743      (39,992,473)      (58,252,799)
                                         ------------      -------------     ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............        (964,096)        (1,841,018)              --                --
  Net Realized Gains.................              --                 --               --       (12,634,948)
                                         ------------      -------------     ------------      ------------
  Decrease in Net Assets From
     Distributions to Shareholders...        (964,096)        (1,841,018)              --       (12,634,948)
                                         ------------      -------------     ------------      ------------
SHAREHOLDER TRANSACTIONS
  Proceeds From Shares Purchased.....      16,758,573         88,152,392       83,801,968       175,280,502
  Value of Shares Purchased through
     Dividend Reinvestments..........              72                 --               --                --
  Value of Shares Redeemed...........     (81,692,319)      (106,428,723)     (63,069,991)      (67,024,337)
                                         ------------      -------------     ------------      ------------
  Net Increase (Decrease) in Net
     Assets Resulting From Share
     Transactions....................     (64,933,674)       (18,276,331)      20,731,977       108,256,165
                                         ------------      -------------     ------------      ------------
     Increase (Decrease) in Net
       Assets........................     (37,180,598)         3,762,394      (19,260,496)       37,368,418
NET ASSETS--BEGINNING OF PERIOD......     117,126,287        113,363,893      103,473,975        66,105,557
                                         ------------      -------------     ------------      ------------
NET ASSETS--END OF PERIOD(1).........    $ 79,945,689      $ 117,126,287     $ 84,213,479      $103,473,975
                                         ============      =============     ============      ============
(1) Including Undistributed
  (Distributions in Excess) of Net
  Investment Income..................    $     42,287      $      47,400     $         --      $         --
                                         ============      =============     ============      ============
CHANGES IN SHARES OUTSTANDING:
  Shares Purchased...................         550,000          4,750,000        1,500,000         1,600,000
  Shares Purchased through Dividend
     Reinvestments...................               2                 --               --                --
  Shares Redeemed....................      (2,500,000)        (4,700,000)      (1,150,000)         (550,000)
  Shares Outstanding, Beginning of
     Period..........................       4,150,000          4,100,000        1,550,000           500,000
                                         ------------      -------------     ------------      ------------
  Shares Outstanding, End of Period..       2,200,002          4,150,000        1,900,000         1,550,000
                                         ============      =============     ============      ============





See Notes to Financial Statements.

20




FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                 RYDEX 2X S&P 500 ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 28.22          $  27.65           $  75.00
                                                     -------          --------           --------
Net Investment Income**.......................          0.33              0.31               0.61
Net Realized and Unrealized Gain (Loss) on
  Investments.................................          8.13              0.57             (47.27)
                                                     -------          --------           --------
TOTAL FROM INVESTMENT OPERATIONS..............          8.46              0.88             (46.66)
                                                     -------          --------           --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................         (0.34)            (0.31)             (0.69)
                                                     -------          --------           --------
NET ASSET VALUE AT END OF PERIOD..............       $ 36.34          $  28.22           $  27.65
                                                     =======          ========           ========
TOTAL RETURN***...............................         30.12%             3.51%            (62.68)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $79,946          $117,126           $113,364
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.71%             0.70%              0.70%****
Net Investment Income.........................          1.01%             1.43%              1.35%****
Portfolio Turnover Rate+......................            23%               69%                44%



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions. Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.


See Notes to Financial Statements.

                                                               ANNUAL REPORT  21





FINANCIAL HIGHLIGHTS (concluded)
--------------------------------------------------------------------------------

                                                             RYDEX INVERSE 2X S&P 500 ETF
                                                -----------------------------------------------------
                                                      YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                OCTOBER 31, 2010  OCTOBER 31, 2009  OCTOBER 31, 2008*
                                                ----------------  ----------------  -----------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE AT BEGINNING OF PERIOD........       $ 66.76          $ 132.21           $ 75.00
                                                     -------          --------           -------
Net Investment Income (Loss)**................         (0.35)            (0.61)             1.04
Net Realized and Unrealized Gain (Loss) on
  Investments.................................        (22.09)           (46.79)            57.20
                                                     -------          --------           -------
TOTAL FROM INVESTMENT OPERATIONS..............        (22.44)           (47.40)            58.24
                                                     -------          --------           -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income.........................            --                --             (1.03)
Net Realized Gains............................            --            (18.05)               --
                                                     -------          --------           -------
Total Distributions...........................            --            (18.05)            (1.03)
                                                     -------          --------           -------
NET ASSET VALUE AT END OF PERIOD..............       $ 44.32          $  66.76           $132.21
                                                     =======          ========           =======
TOTAL RETURN***...............................        (33.61)%          (41.45)%           78.27%
RATIOS/SUPPLEMENTAL DATA:
Net Assets at End of Period (000's Omitted)...       $84,213          $103,474           $66,106
RATIO TO AVERAGE NET ASSETS OF:
Expenses......................................          0.71%             0.71%             0.71%****
Net Investment Income (Loss)..................         (0.65)%           (0.64)%            1.09%****
Portfolio Turnover Rate+......................            --                --                --



      * The Fund commenced operations on November 5, 2007.
     ** Based on average shares outstanding.
    *** Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
   **** Annualized.
      + Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).


See Notes to Financial Statements.

22




NOTES TO FINANCIAL STATEMENTS                                   October 31, 2010
--------------------------------------------------------------------------------

1.  ORGANIZATION

Rydex ETF Trust (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of October 31, 2010, the Trust offers nineteen portfolios, each of which represents a separate series of beneficial interest in the Trust (each a "Fund," and collectively the "Funds"). The financial statements herein relate to the following Funds: Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF. Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF commenced operations on November 5, 2007.

The Funds' investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Rydex 2x S&P 500 ETF (a "Leveraged Fund"), the Fund's benchmark is 200% of the daily performance of an index representing publicly traded securities (the "Underlying Index"). For Rydex Inverse 2x S&P 500 ETF (a "Leveraged Inverse Fund"), the Fund's benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF is the S&P 500 Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds' portfolio will ordinarily not result in the elimination of the security from the Funds' portfolio.

The Funds issue and redeem shares on a continuous basis, at net asset value, only in aggregations of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosures at the date of the financial statements and accompanying notes and the reported amounts of increases and decreases in net assets from operations during the reporting period. Management believes that the estimates utilized in preparing the Funds' financial statements are reasonable and prudent; however, actual results could differ from these estimates.

A. SECURITY VALUATION

Securities listed on a domestic securities exchange are valued based on the last sale price as of the close of regular trading hours on the New York Stock Exchange ("NYSE") or, in the absence of recorded sales, are valued at the most recent bid price. Securities for which the primary market is the National Association of Securities Dealers Automated Quotations National Market System ("NASDAQ") are valued at the NASDAQ Official Closing Price. The Funds invest in money market mutual funds, which are valued at their Net asset value per share
(NAV).

Investments for which market quotations are not readily are fair valued as determine in good faith by Rydex Investments, an affiliated entity, under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade, (ii) in connection with futures contracts and options thereupon, and other derivative instruments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contacts and other derivative investments trade in the cash market, and (iii) other information and considerations, including current values in related-markets.

The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

                                                               ANNUAL REPORT  23





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.

B. SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from portfolio fund transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, net of foreign tax withholdings. Interest income is recorded on the accrual basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by Rydex Investments, which acts as the Funds' investment advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of Rydex Investments, liquidity or other considerations so warrant.

D. FUTURES CONTRACTS

The Funds utilized stock index futures contracts to gain exposure to the Underlying Index. Futures contracts are contracts for delayed delivery of securities at a specified futures delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, there is minimal counterparty credit risk to the Funds.

E. SWAP AGREEMENTS

The Funds utilized domestic equity index swap agreements to gain exposure to the Underlying Index, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity index, in return for periodic payment based on a fixed or variable interest rate. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. There are several risks associated with the use

24




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Since swaps are not exchange-traded, there is an element of counterparty credit risk to the Funds. The risk is managed through the terms of the swap contracts which include trigger points to terminate the current contract based on pre-determined thresholds and limit the amount of potential loss. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.

F. COLLATERAL

In conjunction with the use of short sales, futures and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or repurchase agreements allocated to each Fund.

G. FEDERAL INCOME TAXES

The Funds policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income and capital gains, if any to the shareholders within the allowable time limits. Therefore, no provision for Federal income taxes is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken on federal income tax returns for all open tax years (fiscal years 2008 - 2010), and has concluded that no provision for income tax was required in the Funds' financial statements.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for in-kind redemptions, mark-to-market on futures contracts, income reclassifications from real estate investment trusts ("REITs") and losses deferred due to wash sales.

In order to present paid-in-capital, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to these accounts. These adjustments have no effect on net assets or NAV. The most significant of these adjustments are for net capital gains resulting from in-kind redemptions which, because they are non-taxable to the Funds, and therefore are not distributed to existing Fund shareholders, are reclassified to paid-in-capital. For the year ended October 31, 2010, the adjustments for the Funds were as follows:

                                                                  UNDISTRIBUTED    ACCUMULATED
                                                       PAID-IN   NET INVESTMENT   NET REALIZED
                                                       CAPITAL    INCOME (LOSS)    GAIN (LOSS)
                                                    ----------   --------------   ------------
Rydex 2x S&P 500 ETF..............................  $3,761,261      $ (1,980)      $(3,759,281)
Rydex Inverse 2x S&P 500 ETF......................    (627,590)      627,590                --


Differences between the book basis and tax basis of net unrealized appreciation (depreciation) in value of investments relate to tax deferral of losses on wash sales and the estimated return of capital payments on REITs.

At October 31, 2010, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring October 31:

                                                            2016          2017          2018
                                                      ----------   -----------   -----------
Rydex 2x S&P 500 ETF................................  $6,267,117   $        --   $        --
Rydex Inverse 2x S&P 500 ETF........................          --    57,618,386    39,488,221


The Funds utilized capital loss carryforwards during the year ended October 31, 2010:

Rydex 2x S&P 500 ETF................................................  $15,334,257
Rydex Inverse 2x S&P 500 ETF........................................           --

                                                               ANNUAL REPORT  25





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The tax character of distributable earnings (accumulated losses) at October 31, 2010 was as follows:

                                          UNDISTRIBUTED   UNDISTRIBUTED
                                               ORDINARY       LONG TERM   CAPITAL LOSS     UNREALIZED
                                                 INCOME    CAPITAL GAIN   CARRYFORWARD   APPRECIATION
                                          -------------   -------------   ------------   ------------
Rydex/SGI 2x S&P 500 ETF................     $42,287         $     --     $ (6,267,117)   $4,474,539
Rydex/SGI Inverse 2x S&P 500 ETF........          --               --      (97,106,607)      123,343


The tax character of distributions paid during 2010 was as follows:

                                                               ORDINARY      LONG-TERM
                                                                 INCOME   CAPITAL GAIN
                                                               --------   ------------
Rydex 2x S&P 500 ETF.........................................  $964,096    $        --
Rydex Inverse 2x S&P 500 ETF.................................        --             --


The tax character of distributions paid during 2009 was as follows:

                                                                ORDINARY      LONG-TERM
                                                                  INCOME   CAPITAL GAIN
                                                              ----------   ------------
Rydex 2x S&P 500 ETF........................................  $1,841,018    $        --
Rydex Inverse 2x S&P 500 ETF................................          --     12,634,948


H. FAIR VALUE MEASUREMENT

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments. The inputs are summarized in the three broad levels listed below:

     Level 1 -- quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets and stock index futures.

     Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). The types of assets and liabilities carried at Level 2 fair value generally are domestic equity index swaps and short term securities with maturities of 60 days or less, including repurchase agreements.

     Level 3 -- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Transfers between investment Levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds' net assets as of October 31, 2010:

                                      LEVEL 1           LEVEL 1         LEVEL 2           LEVEL 2         LEVEL 3
                                  INVESTMENTS   OTHER FINANCIAL     INVESTMENTS   OTHER FINANCIAL     INVESTMENTS
FUND                            IN SECURITIES       INSTRUMENTS   IN SECURITIES       INSTRUMENTS   IN SECURITIES         TOTAL
----                            -------------   ---------------   -------------   ---------------   -------------   -----------
ASSETS
Rydex 2x S&P 500 ETF..........   $69,557,217       $1,494,227        $     --      $          --       $     --     $71,051,444
Rydex Inverse 2x S&P 500 ETF..    58,652,000               --              --            123,342             --      58,775,342
LIABILITIES
Rydex 2x S&P 500 ETF..........            --               --              --             89,976             --          89,976
Rydex Inverse 2x S&P 500 ETF..            --        1,826,439              --                 --             --       1,826,439



--------

* Other financial instruments may include futures contracts and /or swap agreements, which are reported as unrealized gain/loss at year end.

For the year ended October 31, 2010, there were no Level 3 Investments.

26




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The Funds adopted updated provisions surrounding fair value measurements and disclosures effective November 1, 2009. This update applies to the Funds' disclosures about transfers in and out of all Levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the year ended October 31, 2010, there were no securities transferred between any levels.

I. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

U.S. generally accepted accounting principles require disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds' financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

Each Leveraged Fund employs as its investment strategy a program of investing in equity securities contained in the Underlying Index and leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures, and options contracts enable the Fund to create the additional needed exposure to pursue its investment objective. The notional amount of derivative instruments outstanding generally will approximate 100% of a Leveraged Fund's net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Each Leveraged Inverse Fund employs as its investment strategy a program of investing in leveraged derivative instruments, such as equity index swaps, futures contracts and options on securities, futures contracts, and stock indices. Equity index swaps and futures, and options contracts enable the Fund to pursue its objective without selling short each of the securities included in the Underlying Index. The notional amount of derivative instruments outstanding generally will approximate 200% of a Leveraged Inverse Fund's net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

                                                           APPROXIMATE PERCENTAGE OF FUNDS'
FUND                                                            NET ASSETS ON A DAILY BASIS
----                                                       --------------------------------
Rydex 2x S&P 500 ETF.....................................                 119%
Rydex Inverse 2x S&P 500 ETF.............................                 200%


DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE

The following is a summary of the location of derivative investments on the Funds' Statements of Assets and Liabilities as of October 31, 2010:

                                      LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                                ---------------------------------------------------------------
DERIVATIVE INVESTMENTS TYPE                  ASSET                          LIABILITY
---------------------------     ------------------------------   ------------------------------
Equity Index Swap Contracts...  Unrealized Appreciation on       Unrealized Depreciation on
                                Swap Agreements                  Swap Agreements
Equity Index Futures            Receivables: Variation Margin    Payables: Variation Margin on
  Contracts...................  on Futures  Contracts            Futures Contracts


Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for under hedge accounting. The following table sets forth the fair value, on a gross basis of the asset and liability components of the Funds' derivative contracts by primary risk exposure as of October 31, 2010:

                                                        ASSET DERIVATIVE INVESTMENTS VALUE
                                              ------------------------------------------------------
                                                TOTAL VALUE AT     EQUITY INDEX         EQUITY INDEX
PORTFOLIO                                     OCTOBER 31, 2010   SWAP CONTRACTS   FUTURES CONTRACTS*
---------                                     ----------------   --------------   ------------------
Rydex 2x S&P 500 ETF........................     $1,494,227         $     --          $1,494,227
Rydex Inverse 2x S&P 500 ETF................        123,342          123,342                  --



                                                      LIABILITY DERIVATIVE INVESTMENTS VALUE
                                              ------------------------------------------------------
                                                TOTAL VALUE AT     EQUITY INDEX         EQUITY INDEX
PORTFOLIO                                     OCTOBER 31, 2010   SWAP CONTRACTS   FUTURES CONTRACTS*
---------                                     ----------------   --------------   ------------------
Rydex 2x S&P 500 ETF........................     $   89,976          $89,976          $       --
Rydex Inverse 2x S&P 500 ETF................      1,826,439               --           1,826,439



--------

* Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

                                                               ANNUAL REPORT  27





NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------

The following is a summary of the location of derivative investments on the Funds' Statements of Operations as of October 31, 2010:

DERIVATIVE INVESTMENT TYPE                 LOCATION OF GAIN (LOSS) ON DERIVATIVES
--------------------------                 -----------------------------------------
                                           Net Realized Gain (Loss) From: Swap
Equity Index Swap Contracts..............  Contracts
                                           Net Change in Unrealized Appreciation
                                           (Depreciation) on: Swap Contracts
                                           Net Realized Gain (Loss) From: Futures
Futures Contracts........................  Contracts
                                           Net Change in Unrealized Appreciation
                                           (Depreciation) on: Futures Contracts


The following is a summary of the Funds' realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the year ended October 31, 2010:

                                                   REALIZED GAIN (LOSS) ON DERIVATIVE INVESTMENTS
                                                     RECOGNIZED IN THE STATEMENT OF OPERATIONS
                                                 -------------------------------------------------
                                                                  EQUITY INDEX        EQUITY INDEX
PORTFOLIO                                               TOTAL   SWAP CONTRACTS   FUTURES CONTRACTS
---------                                        ------------   --------------   -----------------
Rydex 2x S&P 500 ETF...........................  $ 15,222,003    $ 13,967,030       $  1,254,973
Rydex Inverse 2x S&P 500 ETF...................   (37,601,776)    (26,550,312)       (11,051,464)



                                                 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
                                                                        ON
                                                       DERIVATIVE INVESTMENTS RECOGNIZED IN
                                                            THE STATEMENT OF OPERATIONS
                                                 ------------------------------------------------
                                                                 EQUITY INDEX        EQUITY INDEX
PORTFOLIO                                              TOTAL   SWAP CONTRACTS   FUTURES CONTRACTS
---------                                        -----------   --------------   -----------------
Rydex 2x S&P 500 ETF...........................  $ 1,640,748      $(89,973)        $ 1,730,721
Rydex Inverse 2x S&P 500 ETF...................   (1,760,618)      123,337          (1,883,955)


J. DIVIDENDS AND DISTRIBUTIONS

Distributions of net investment income and net realized capital gains, if any, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.

K. RISK AND UNCERTAINTIES

The Trust invests in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

L. RISK

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.  ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Rydex Investments determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the

28




NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------------


relevant index. For these services, the Advisor receives a management fee at the annual rate shown below of the average daily net assets of the Funds.

                                                                      ADVISORY FEE
                                                                      ------------
Rydex 2x S&P 500 ETF................................................      0.70%
Rydex Inverse 2x S&P 500 ETF........................................      0.70%


The Advisor pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution and trustee fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the "Administrator") provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Trust and the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. The Advisor compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to Rydex Distributors, Inc., an affiliated entity, (the "Distributor") and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.  CAPITAL

At October 31, 2010, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. The minimum transaction fees are:

                                                                            MINIMUM
                                                                    TRANSACTION FEE
                                                                    ---------------
Rydex 2x S&P 500 ETF..............................................       $2,000
Rydex Inverse 2x S&P 500 ETF......................................           50


5.  INVESTMENT TRANSACTIONS

For the year ended October 31, 2010, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

                                                             SUBSCRIPTIONS   REDEMPTIONS
                                                             -------------   -----------
Rydex 2x S&P 500 ETF.......................................   $10,960,277    $38,400,288
Rydex Inverse 2x S&P 500 ETF...............................            --             --


Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

                                                                PURCHASES         SALES
                                                              -----------   -----------
Rydex 2x S&P 500 ETF........................................  $18,209,825   $35,206,397
Rydex Inverse 2x S&P 500 ETF................................           --            --


At October 31, 2010, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation was as follows:

                                                                GROSS          GROSS
                                            IDENTIFIED     UNREALIZED     UNREALIZED   NET UNREALIZED
                                                  COST   APPRECIATION   DEPRECIATION     APPRECIATION
                                           -----------   ------------   ------------   --------------
Rydex 2x S&P 500 ETF.....................  $64,992,702    $5,589,580     $(1,025,065)    $4,564,515
Rydex Inverse 2x S&P 500 ETF.............   58,652,000            --              --             --

                                                               ANNUAL REPORT  29





NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

6.  GUGGENHEIM ACQUISITION

Guggenheim SBC Holdings, LLC ("Guggenheim SBC Holdings"), an investor group managed by Guggenheim Partners, LLC ("Guggenheim"), acquired control of Security Benefit Corporation ("SBC"), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds' investment adviser (the "Investment Adviser"), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the "Purchase Transaction"). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.

Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds' investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the "Previous Agreements"). New investment advisory and sub-advisory agreements ("New Agreements") were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.

7.  DISTRIBUTOR NAME CHANGE

Effective July 30, 2010, the Funds' distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company.

8.  NEW ACCOUNTING PRONOUNCEMENT

Effective November 1, 2009, the Funds adopted the Financial Accounting Standards Board ASU 2010-06, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements, which are reflected in Note H.

30




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders of Rydex ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Rydex 2x S&P 500 ETF and Rydex Inverse 2x S&P 500 ETF (the "Funds")(two of the series constituting the Rydex ETF Trust (the "Trust")) as of October 31, 2010, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds at October 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           -s- ERNST & YOUNG LLP
McLean, Virginia
December 23, 2010

                                                               ANNUAL REPORT  31





SUPPLEMENTAL INFORMATION (Unaudited)
--------------------------------------------------------------------------------

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the funds during the year ended October 31, 2010.

                                                       DIVIDEND       LONG TERM      QUALIFIED
                                                       RECEIVED   CAPITAL GAINS         INCOME
                                                      DEDUCTION    DISTRIBUTION   DISTRIBUTION
                                                      ---------   -------------   ------------
Rydex 2x S&P 500 ETF................................    100.00%        $--         $1,574,544
Rydex Inverse 2x S&P 500 ETF........................      0.00%         --                 --


PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's website at http://www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, 2010 is also available, without charge and upon request, by (i) calling 1-800-820-0888; or accessing the Trust's Form N-PX on the SEC's website at, http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.

PROXY RESULTS

At a special meeting of shareholders held on July 29, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Padco Advisors II, Inc. A description of the number of shares voted is as follows:

FUND                                               SHARES FOR   SHARES AGAINST   SHARES ABSTAINED
----                                               ----------   --------------   ----------------
Rydex 2x S&P 500 ETF.............................   1,495,363       82,538            345,193
Rydex Inverse 2x S&P 500 ETF.....................     848,779       26,917             23,683


At a special meeting of shareholders held on July 29, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

FUND                                               SHARES FOR   SHARES AGAINST   SHARES ABSTAINED
----                                               ----------   --------------   ----------------
Rydex 2x S&P 500 ETF.............................   1,454,987       126,458           341,648
Rydex Inverse 2x S&P 500 ETF.....................     816,104        59,381            23,894

32




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES


                                     LENGTH OF SERVICE
   NAME, POSITION AND                   AS TRUSTEE                   NUMBER OF FUNDS
     YEAR OF BIRTH                     (YEAR BEGAN)                     OVERSEEN
-----------------------  ----------------------------------------   ----------------
JOHN O. DEMARET                  Rydex Series Funds - 1997                 146
Trustee, Chairman of            Rydex Variable Trust - 1998
the Board (1940)                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired

                                ---------------------

COREY A. COLEHOUR                Rydex Series Funds - 1993                 146
Trustee (1945)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2006 to present); Owner and
President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management
Company, registered investment adviser (1985 to 2005)

                                ---------------------

J. KENNETH DALTON                Rydex Series Funds - 1995                 146
Trustee (1941)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and
Investor, The Dalton Group

                                ---------------------

WERNER E. KELLER                 Rydex Series Funds - 2005                 146
Trustee (1940)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman,
Centurion Capital Management (1991 to 2001)

                                ---------------------

THOMAS F. LYDON, JR.             Rydex Series Funds - 2005                 146
Trustee (1960)                  Rydex Variable Trust - 2005
                                Rydex Dynamic Funds - 2005
                                  Rydex ETF Trust - 2005

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends Investments

                                ---------------------

PATRICK T. MCCARVILLE            Rydex Series Funds - 1997                 146
Trustee (1942)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer,
Par Industries, Inc.

                                ---------------------

ROGER SOMERS                     Rydex Series Funds - 1993                 146
Trustee (1944)                  Rydex Variable Trust - 1998
                                Rydex Dynamic Funds - 1999
                                  Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine

------------------------------------------------------------------------------------

                                                               ANNUAL REPORT  33





INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
RICHARD M. GOLDMAN*                        President of Rydex Series Funds, Rydex
President (1961)                           Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2009 to present); Chief
                                           Executive Officer and Director of Rydex
                                           Investments (2009 to present); President,
                                           Chief Executive Officer and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); President and Chief Executive
                                           Officer of Rydex Holdings, LLC (2009 to
                                           present); Senior Vice President of
                                           Security Benefit Corp. (2007 to present);
                                           Director of First Security Benefit Life
                                           and Annuity Insurance Company of New York
                                           (2007 to present); Director of Security
                                           Distributors, Inc. (2007 to present);
                                           President of Security Investors, LLC
                                           (2007 to present); Manager and President
                                           of Security Global Investors, LLC (2007
                                           to present); Managing Member of R.M.
                                           Goldman Partners, LLC (2006 to 2007);
                                           President and Chief Executive Officer of
                                           FortsmannLeff Associates (2003 to 2005)

MICHAEL P. BYRUM*                          Vice President of Rydex Series Funds
Vice President (1970)                      (1997 to present); Vice President of
                                           Rydex Variable Trust (1998 to present);
                                           Vice President of Rydex Dynamic Funds
                                           (1999 to present); President of Rydex
                                           Investments (2004 to present); Chief
                                           Investment Officer of Rydex Investments
                                           (2006 to present); Secretary of Rydex
                                           Investments (2002 to present); Director
                                           of Rydex Investments (2008 to present);
                                           Chief Investment Officer of Rydex
                                           Holdings, LLC (2008 to present); Vice
                                           President of Rydex Distributors, Inc.
                                           (2009 to present); Manager of Rydex
                                           Specialized Products, LLC (2005 to
                                           present); Secretary of Rydex Specialized
                                           Products, LLC (2005 to 2008); Trustee of
                                           Rydex Series Funds, Rydex Variable Trust
                                           and Rydex Dynamic Funds (2005 to 2009);
                                           Vice President of Rydex ETF Trust (2002
                                           to present); President and Trustee of
                                           Rydex Capital Partners SPhinX Fund (2003
                                           to 2007)

NICK BONOS*                                Vice President and Treasurer of Rydex
Vice President and Treasurer (1963)        Series Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2003
                                           to present); Senior Vice President of
                                           Rydex Investments (2006 to present);
                                           Chief Executive Officer of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Chief Financial Officer of
                                           Rydex Specialized Products, LLC (2005 to
                                           2009); Vice
                                           President and Treasurer of Rydex Capital
                                           Partners SPhinX
                                           Fund (2003 to 2006)

JOANNA M. HAIGNEY*                         Chief Compliance Officer of Rydex Series
Chief Compliance Officer and Secretary     Funds, Rydex Variable Trust, and Rydex
(1966)                                     Dynamic Funds (2004 to present);
                                           Secretary of Rydex Series Funds, Rydex
                                           Variable Trust, Rydex Dynamic Funds (2000
                                           to present); Secretary of Rydex ETF Trust
                                           (2002 to present); Chief Compliance
                                           Officer of Rydex Investments (2005 to
                                           present) Vice President of Compliance of
                                           Rydex Investments (2006 to present);
                                           Director of Rydex Distributors, Inc.
                                           (2009 to present); Secretary of Rydex
                                           Capital Partners SPhinX Fund (2003 to
                                           2006)

KEITH FLETCHER*                            Vice President of Rydex Series Funds,
Vice President (1958)                      Rydex Variable Trust, Rydex Dynamic Funds
                                           and Rydex ETF Trust (2009 to present);
                                           Vice President of Rydex Investments (2009
                                           to present); Vice President of Rydex
                                           Specialized Products, LLC (2009 to
                                           present); Vice President and Director of
                                           Rydex Distributors, Inc. (2009 to
                                           present); Vice President of Security
                                           Global Investors, LLC (2009 to present)


34




INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS (concluded)


            NAME, POSITION AND               PRINCIPAL OCCUPATIONS DURING PAST FIVE
              YEAR OF BIRTH                                  YEARS
-----------------------------------------  -----------------------------------------
AMY LEE*                                   Vice President and Assistant Secretary of
Vice President and Assistant Secretary     Rydex Series Funds, Rydex Variable Trust,
(1960)                                     Rydex Dynamic Funds and Rydex ETF Trust
                                           (2009 to present); Secretary of Rydex
                                           Distributors, Inc. (2008 to present);
                                           Chief Compliance Officer of Rydex
                                           Distributors, Inc. (2008 to 2009); Vice
                                           President, Associate General Counsel and
                                           Assistant Secretary of Security Benefit
                                           Corp. (2005 to present); Vice President,
                                           Associate General Counsel and Assistant
                                           Secretary of Security Benefit Life
                                           Insurance Co. (2004 to present);
                                           Assistant General Counsel of First
                                           Security Benefit Life and Annuity Company
                                           of New York (2004 to present); Chief
                                           Compliance Officer and Secretary of
                                           Security Distributors, Inc. (2004 to
                                           present); Secretary of Security Global
                                           Investors, Inc. (2007 to present)

JOSEPH ARRUDA*                             Assistant Treasurer of Rydex Series
Assistant Treasurer (1966)                 Funds, Rydex Variable Trust, Rydex
                                           Dynamic Funds and Rydex ETF Trust (2006
                                           to present); Senior Vice President of
                                           Rydex Investments (2008 to present); Vice
                                           President of Rydex Investments (2004 to
                                           2008); Manager and Chief Financial
                                           Officer of Rydex Specialized Products,
                                           LLC (2009 to present) Director of
                                           Accounting of Rydex Investments (2003 to
                                           2004)

PAULA BILLOS*                              Controller of Rydex Series Funds, Rydex
Controller (1974)                          Variable Trust, Rydex Dynamic Funds and
                                           Rydex ETF Trust (2006 to present);
                                           Director of Fund Administration of Rydex
                                           Investments (2001 to present)


* Officers of the Funds are deemed to be "interested persons" of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.

RYDEX | SGI
SECURITY GLOBAL INVESTORS (SM)

9601 Blackwell Road - Suite 500 - Rockville, MD 20850
www.rydex-sgi.com - 800.820.0888

ETF3-ANN-1010X1011

ITEM 2. CODE OF ETHICS.

The Board of Trustees of the Trust has adopted a Combined Code of Ethics (the "Code") pursuant to Rule 17j-1 under the 1940 Act. The Advisor and Distributor are also covered by the Code. The Code applies to the personal investing activities of trustees, directors, officers, and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Werner Keller, an "independent" Trustee serving on the registrant's audit committee, is an "audit committee financial expert," as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d) The aggregate Audit Fees billed by the Trust's principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended October 31, 2010 and October 31, 2009 were $266,000 and $391,150, respectively. The aggregate Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2010 and October 31, 2009 were $76,250 and $100,750, respectively.

(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees were for Tax Fees billed by the Trust's principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended October 31, 2010 and October 31, 2009, and were $76,250 and $100,750, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. As such, the audit committee has considered these services in maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on January 7, 2011, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex ETF Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments ("RI"), the investment advisor and manager of the Trust, and State

Street Bank and Trust Company (the "Administrator"), the administrator of the Trust, or Rydex Distributors, LLC ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust, the Administrator or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RI, the Administrator, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RI's internal controls over financial reporting, including disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust


By (Signature and Title)*  /s/ Richard Goldman
                           ----------------------------------------
                           Richard Goldman, President

Date January 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Goldman
                           ----------------------------------------
                           Richard Goldman, President

Date January 7, 2011


By (Signature and Title)*  /s/ Nick Bonos
                           ----------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date January 7, 2011

* Print the name and title of each signing officer under his or her signature.